UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08918

The Hirtle Callaghan Trust

(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Rd., Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 242-9596

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Item 1.	Schedule of Investments.

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 98.49%
	AllianceBernstein L.P. — 40.84%
	Aerospace & Defense — 0.36%
37,500	Northrop Grumman Corp.	$1,941

	Agricultural Products — 1.21%
120,000	Archer-Daniels-Midland Co.	3,507
47,600	Bunge Ltd.	2,980

		6,487

	Apparel Retail — 1.03%
121,900	Limited Brands, Inc.	2,071
162,880	The Gap, Inc.	3,486

		5,557

	Automobile Manufacturers — 0.30%
20,300	Toyota Motor Corp. - Sponsored ADR	1,595

	Broadcasting & Cable TV — 0.58%
257,800	CBS Corp., Class - B	3,106

	Building Products — 0.16%
67,100	Masco Corp.	867

	Cable & Satellite — 0.89%
110,900	Time Warner Cable, Inc. (a)	4,779
	Communications Equipment — 1.96%
87,012	Corning, Inc.	1,332
617,800	Motorola, Inc.	5,307
267,900	Nokia Corp. - Sponsored ADR	3,917

		10,556

	Computer Hardware — 0.45%
159,600	Dell, Inc. (a)	2,435

	Computer Storage & Peripherals — 0.37%
53,800	Western Digital Corp. (a)	1,965

	Construction & Farm Machinery — 0.72%
75,100	Caterpillar, Inc.	3,855

	Consumer Finance — 0.48%
72,000	Capital One Financial Corp.	2,573

	Department Stores — 0.66%
48,925	J.C. Penney Co., Inc.	1,651
103,500	Macy’s, Inc.	1,893

		3,544

	Diversified Banks — 0.94%
149,400	U.S. Bancorp	3,266
64,000	Wells Fargo & Co.	1,803

		5,069

	Diversified Capital Markets — 0.86%
60,500	Deutsche Bank AG - Registered	4,645

	Diversified Chemicals — 1.45%
188,900	E.I. du Pont de Nemours & Co.	6,071
31,900	Eastman Chemical Co.	1,708

		7,779

	Electrical Components & Equipment — 0.41%
58,800	Cooper Industries PLC, Class - A	2,209

	Electronic Manufacturing Services — 0.76%
183,300	Tyco Electronics Ltd.	4,084

	Health Care Distributors — 0.31%
63,200	Cardinal Health, Inc.	1,694

	Home Improvement Retail — 0.66%
62,800	Lowe’s Cos., Inc.	1,315
83,900	The Home Depot, Inc.	2,235

		3,550

Shares	Security Description	Value (000)
	Homebuilding — 0.43%
101,700	D.R. Horton, Inc.	$1,161
1,442	NVR, Inc. (a)	919
22,300	Pulte Homes, Inc.	245

		2,325

	Household Appliances — 0.39%
4,400	The Black & Decker Corp.	204
26,900	Whirlpool Corp.	1,882

		2,086

	Household Products — 0.58%
54,100	The Procter & Gamble Co.	3,133

	Independent Power Producers & Energy Traders — 0.18%
132,700	RRI Energy, Inc. (a)	947

	Industrial Conglomerates — 0.35%
99,300	Textron, Inc.	1,885

	Integrated Oil & Gas — 2.51%
28,500	BP PLC - Sponsored ADR	1,517
31,400	Chevron Corp.	2,211
93,000	ConocoPhillips	4,200
31,400	Exxon Mobil Corp.	2,154
43,400	Occidental Petroleum Corp.	3,403

		13,485

	Integrated Telecommunication Services — 1.86%
370,700	AT&T, Inc.	10,013

	Investment Banking & Brokerage — 1.42%
62,600	Morgan Stanley	1,933
30,900	The Goldman Sachs Group, Inc.	5,696

		7,629

	Life & Health Insurance — 1.12%
57,400	Lincoln National Corp.	1,487
86,800	MetLife, Inc.	3,304
56,800	Unum Group	1,218

		6,009

	Movies & Entertainment — 2.97%
634,900	News Corp., Class - A	7,612
232,300	Time Warner, Inc.	6,686
59,100	Viacom, Inc., Class - B (a)	1,657

		15,955

	Multi-line Insurance — 0.32%
64,700	The Hartford Financial Services Group, Inc.	1,715

	Multi-Utilities — 0.22%
84,200	NiSource, Inc.	1,169

	Oil & Gas Drilling — 0.21%
26,700	ENSCO International, Inc.	1,136

	Oil & Gas Exploration & Production — 2.17%
44,500	Apache Corp.	4,086
76,900	Devon Energy Corp.	5,178
28,900	EOG Resources, Inc.	2,414

		11,678

	Oil & Gas Refining & Marketing — 0.87%
240,600	Valero Energy Corp.	4,665

	Other Diversified Financial Services — 1.22%
150,200	JPMorgan Chase & Co.	6,582

	Packaged Foods & Meats — 0.20%
77,900	Smithfield Foods, Inc. (a)	1,075

	Pharmaceuticals — 5.27%
40,200	GlaxoSmithKline PLC - Sponsored ADR	1,588
281,800	Merck & Co., Inc.	8,913

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Pharmaceuticals (continued)
578,600	Pfizer, Inc.	$9,576
195,200	Schering-Plough Corp.	5,515
56,100	Wyeth	2,725

		28,317

	Property & Casualty Insurance — 1.70%
18,000	ACE Ltd.	962
89,200	The Allstate Corp.	2,732
52,975	The Travelers Cos., Inc.	2,608
163,300	XL Capital Ltd., Class - A	2,851

		9,153

	Regional Banks — 0.26%
223,200	Regions Financial Corp.	1,386

	Steel — 0.17%
45,500	AK Steel Holding Corp.	898

	Systems Software — 0.45%
148,500	Symantec Corp. (a)	2,446

	Tobacco — 0.47%
141,900	Altria Group, Inc.	2,527

	Wireless Telecommunication Services — 0.94%
15,700	American Tower Corp., Class - A (a)	571
1,129,600	Sprint Nextel Corp. (a)	4,462

		5,033

	Total AllianceBernstein L.P.	219,537

	Institutional Capital, LLC — 22.42%
	Aerospace & Defense — 1.37%
109,571	Honeywell International, Inc.	4,071
42,450	Lockheed Martin Corp.	3,314

		7,385

	Asset Management & Custody Banks — 0.61%
112,723	Bank of New York Mellon Corp.	3,268

	Auto Parts & Equipment — 0.33%
69,350	Johnson Controls, Inc.	1,773

	Brewers — 0.38%
41,780	Molson Coors Brewing Co., Class - B	2,034

	Building Products — 0.19%
77,100	Masco Corp.	996

	Computer Hardware — 0.70%
79,322	Hewlett-Packard Co.	3,745

	Construction & Farm Machinery — 0.94%
69,800	Caterpillar, Inc.	3,583
32,700	Cummins, Inc.	1,465

		5,048

	Consumer Finance — 0.39%
58,650	Capital One Financial Corp.	2,096

	Diversified Banks — 0.81%
153,830	Wells Fargo & Co.	4,335

	Diversified Chemicals — 0.61%
102,070	E.I. du Pont de Nemours & Co.	3,281

	Drug Retail — 0.83%
125,403	CVS Caremark Corp.	4,482

	Gold — 0.56%
68,090	Newmont Mining Corp.	2,997

	Health Care Equipment — 0.57%
70,100	Covidien PLC	3,032

Shares	Security Description	Value (000)
	Health Care Services — 0.17%
16,050	DaVita, Inc. (a)	$909

	Home Improvement Retail — 0.67%
172,560	Lowe’s Cos., Inc.	3,613

	Industrial Conglomerates — 0.16%
45,050	Textron, Inc.	855

	Insurance Brokers — 0.45%
59,400	Aon Corp.	2,417

	Integrated Oil & Gas — 1.96%
20,750	BP PLC - Sponsored ADR	1,104
52,500	Chevron Corp.	3,698
87,150	Marathon Oil Corp.	2,780
37,704	Occidental Petroleum Corp.	2,956

		10,538

	Integrated Telecommunication Services — 0.42%
92,300	BCE, Inc.	2,277

	IT Consulting & Other Services — 0.24%
34,900	Accenture PLC, Class - A	1,301

	Movies & Entertainment — 0.70%
134,408	Viacom, Inc., Class - B (a)	3,769

	Oil & Gas Equipment & Services — 0.59%
116,100	Halliburton Co.	3,149

	Other Diversified Financial Services — 0.77%
94,081	JPMorgan Chase & Co.	4,123

	Personal Products — 0.24%
38,262	Avon Products, Inc.	1,299

	Pharmaceuticals — 2.87%
219,300	Pfizer, Inc.	3,630
100,800	Sanofi-Aventis - ADR	3,725
161,854	Schering-Plough Corp.	4,572
72,257	Wyeth	3,510

		15,437

	Property & Casualty Insurance — 0.64%
64,648	ACE Ltd.	3,456

	Railroads — 0.75%
96,060	CSX Corp.	4,021

	Regional Banks — 0.50%
99,000	BB&T Corp.	2,697

	Semiconductors — 1.22%
163,850	Intel Corp.	3,207
142,263	Texas Instruments, Inc.	3,370

		6,577

	Soft Drinks — 1.05%
53,416	PepsiCo, Inc.	3,133
46,930	The Coca Cola Co.	2,520

		5,653

	Wireless Telecommunication Services — 0.73%
174,950	Vodafone Group PLC - Sponsored ADR	3,936

	Total Institutional Capital, LLC	120,499

	SSgA Funds Management, Inc. — 35.23%
	Advertising — 0.04%
950	Clear Channel Outdoor Holdings, Inc., Class - A (a)	7
2,100	Lamar Advertising Co. (a)	58
17,236	The Interpublic Group of Cos., Inc. (a)	129

		194

	Aerospace & Defense — 0.67%
1,770	BE Aerospace, Inc. (a)	36
11,263	General Dynamics Corp.	728

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
5,879	ITT Corp.	$307
4,103	L-3 Communications Holdings, Inc.	329
10,250	Northrop Grumman Corp.	530
3,234	Raytheon Co.	155
2,531	Spirit Aerosystems Holdings, Inc., Class - A (a)	46
24,100	The Boeing Co.	1,305
2,519	United Technologies Corp.	153

		3,589

	Agricultural Products — 0.12%
10,120	Archer-Daniels-Midland Co.	296
4,638	Bunge Ltd.	290
2,644	Corn Products International, Inc.	75

		661

	Air Freight & Logistics — 0.16%
11,221	FedEx Corp.	844
250	UTi Worldwide, Inc.	4

		848

	Airlines — 0.03%
17,961	Southwest Airlines Co.	172

	Alternative Carriers — 0.01%
57,400	Level 3 Communications, Inc. (a)	80

	Aluminum — 0.05%
18,770	Alcoa, Inc.	246

	Apparel Retail — 0.03%
1,600	Abercrombie & Fitch Co., Class - A	53
3,136	Foot Locker, Inc.	37
3,123	Limited Brands, Inc.	53
1,996	The Gap, Inc.	43

		186

	Apparel, Accessories & Luxury Goods — 0.04%
600	Phillips-Van Heusen Corp.	26
100	Polo Ralph Lauren Corp.	7
2,500	V.F. Corp.	181

		214

	Application Software — 0.07%
6,263	Amdocs Ltd. (a)	168
2,700	Autodesk, Inc. (a)	64
8,700	Compuware Corp. (a)	64
1,000	Nuance Communications, Inc. (a)	15
1,903	Synopsys, Inc. (a)	43

		354

	Asset Management & Custody Banks — 0.41%
8,452	Ameriprise Financial, Inc.	307
34,437	Bank of New York Mellon Corp.	998
502	BlackRock, Inc., Class - A	109
100	Federated Investors, Inc., Class - B	3
3,021	Franklin Resources, Inc.	304
13,729	Invesco Ltd.	312
1,053	Janus Capital Group, Inc.	15
5,077	Legg Mason, Inc.	158

		2,206

	Auto Parts & Equipment — 0.07%
3,072	Autoliv, Inc.	103
170	BorgWarner, Inc.	5
607	Federal-Mogul Corp., Class - A (a)	7
9,580	Johnson Controls, Inc.	245

Shares	Security Description	Value (000)
	Auto Parts & Equipment (continued)
1,608	TRW Automotive Holdings Corp. (a)	$27

		387

	Automobile Manufacturers — 0.16%
113,036	Ford Motor Co. (a)	815
627	Thor Industries, Inc.	19

		834

	Automotive Retail — 0.02%
2,362	AutoNation, Inc. (a)	43
2,300	CarMax, Inc. (a)	48
856	Penske Automotive Group, Inc.	16

		107

	Brewers — 0.04%
4,244	Molson Coors Brewing Co., Class - B	207

	Broadcasting & Cable TV — 0.06%
21,670	CBS Corp., Class - B	261
1,200	Central European Media Enterprises Ltd., Class - A (a)	41
707	Discovery Communications, Inc., Class - C (a)	19

		321

	Building Products — 0.03%
345	Armstrong World Industries, Inc. (a)	12
6,827	Masco Corp.	88
1,745	Owens Corning (a)	39
1,439	USG Corp. (a)	25

		164

	Cable & Satellite — 0.65%
8,306	Cablevision Systems Corp., Class - A	197
95,542	Comcast Corp., Class - A	1,614
7,300	DISH Network Corp. (a)	140
9,528	Liberty Global, Inc., Class - A (a)	215
18,700	Liberty Media Corp. - Entertainment, Class - A (a)	582
1,240	Scripps Networks Interactive, Inc., Class - A	46
12,677	Time Warner Cable, Inc. (a)	546
10,397	Virgin Media, Inc.	145

		3,485

	Casinos & Gaming — 0.07%
2,218	Boyd Gaming Corp. (a)	24
1,800	International Game Technology	39
2,600	Las Vegas Sands Corp. (a)	44
3,770	MGM Mirage, Inc. (a)	46
2,400	Penn National Gaming, Inc. (a)	66
2,400	Wynn Resorts Ltd. (a)	170

		389

	Catalog Retail — 0.04%
21,264	Liberty Media Corp. - Interactive, Class - A (a)	233

	Coal & Consumable Fuels — 0.02%
5,200	Arch Coal, Inc.	115
500	Massey Energy Co.	14

		129

	Commercial Printing — 0.02%
5,518	R.R. Donnelley & Sons Co.	117

	Communications Equipment — 0.22%
9,012	Brocade Communications Systems, Inc. (a)	71
2,900	Ciena Corp. (a)	47
3,000	CommScope, Inc. (a)	90
8,200	Corning, Inc.	125

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
1,568	EchoStar Corp., Class - A (a)	$29
1,000	Harris Corp.	38
3,172	JDS Uniphase Corp. (a)	23
77,556	Motorola, Inc.	666
14,147	Tellabs, Inc. (a)	98

		1,187

	Computer & Electronics Retail — 0.02%
700	GameStop Corp., Class - A (a)	18
3,909	RadioShack Corp.	65

		83

	Computer Hardware — 0.23%
259	Diebold, Inc.	8
19,600	Hewlett-Packard Co.	925
27,565	Sun Microsystems, Inc. (a)	251
1,120	Teradata Corp. (a)	31

		1,215

	Computer Storage & Peripherals — 0.25%
65,299	EMC Corp. (a)	1,113
2,672	Lexmark International, Inc. (a)	57
4,222	SanDisk Corp. (a)	92
1,754	Seagate Technology	27
800	Western Digital Corp. (a)	29

		1,318

	Construction & Engineering — 0.08%
5,849	KBR, Inc.	136
7,378	Quanta Services, Inc. (a)	164
600	The Shaw Group, Inc. (a)	19
2,675	URS Corp. (a)	117

		436

	Construction & Farm Machinery — 0.33%
3,339	AGCO Corp. (a)	92
2,100	Bucyrus International, Inc.	75
10,838	Caterpillar, Inc.	556
4,800	Cummins, Inc.	215
11,500	Deere & Co.	494
500	Joy Global, Inc.	24
2,675	Oshkosh Corp.	83
1,000	PACCAR, Inc.	38
3,729	Terex Corp. (a)	77
4,700	The Manitowoc Co., Inc.	44
2,944	Trinity Industries, Inc.	51

		1,749

	Construction Materials — 0.06%
1,016	Martin Marietta Materials, Inc.	94
4,163	Vulcan Materials Co.	225

		319

	Consumer Electronics — 0.01%
700	Garmin Ltd.	27
1,070	Harman International Industries, Inc.	36

		63

	Consumer Finance — 0.35%
30,039	American Express Co.	1,018
2,267	AmeriCredit Corp. (a)	36
11,673	Capital One Financial Corp.	417
19,187	Discover Financial Services	312
13,177	SLM Corp. (a)	115

Shares	Security Description	Value (000)
	Consumer Finance (continued)
138	The Student Loan Corp.	$6

		1,904

	Data Processing & Outsourced Services — 0.11%
1,263	Affiliated Computer Services, Inc., Class - A (a)	68
1,900	Broadridge Financial Solutions, Inc.	38
5,416	Computer Sciences Corp. (a)	286
3,108	Convergys Corp. (a)	31
232	DST Systems, Inc. (a)	10
4,272	Fidelity National Information Services, Inc.	109
1,600	Total System Services, Inc.	26

		568

	Department Stores — 0.13%
8,205	J.C. Penney Co., Inc.	277
691	Kohl’s Corp. (a)	39
15,054	Macy’s, Inc.	275
1,876	Sears Holding Corp. (a)	123

		714

	Distillers & Vintners — 0.04%
556	Brown-Forman Corp., Class - B	27
1,700	Central European Distribution Corp. (a)	55
7,180	Constellation Brands, Inc., Class - A (a)	109

		191

	Distributors — 0.04%
5,792	Genuine Parts Co.	220

	Diversified Banks — 1.07%
5,305	Comerica, Inc.	158
68,129	U.S. Bancorp	1,489
145,781	Wells Fargo & Co.	4,108

		5,755

	Diversified Chemicals — 0.46%
2,448	Ashland, Inc.	106
2,306	Cabot Corp.	53
21,847	E.I. du Pont de Nemours & Co.	702
2,692	Eastman Chemical Co.	144
362	FMC Corp.	20
5,615	Huntsman Corp.	51
5,899	PPG Industries, Inc.	344
40,257	The Dow Chemical Co.	1,050

		2,470

	Diversified Metals & Mining — 0.10%
500	Compass Minerals International, Inc.	31
5,798	Freeport-McMoRan Copper & Gold, Inc., Class - B	398
1,700	Southern Copper Corp.	52
3,557	Titanium Metals Corp.	34

		515

	Diversified REITs — 0.09%
3,891	Liberty Property Trust	127
5,502	Vornado Realty Trust	354

		481

	Diversified Support Services — 0.02%
4,079	Cintas Corp.	124

	Drug Retail — 0.25%
36,364	CVS Caremark Corp.	1,300
20,196	Rite Aid Corp. (a)	33

		1,333

	Education Services — 0.00%
216	Career Education Corp. (a)	5

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electric Utilities — 1.24%
2,400	Allegheny Energy, Inc.	$64
17,222	American Electric Power, Inc.	534
3,651	DPL, Inc.	95
46,487	Duke Energy Corp.	732
11,716	Edison International	393
7,114	Entergy Corp.	568
21,799	Exelon Corp.	1,082
10,999	FirstEnergy Corp.	503
12,895	FPL Group, Inc.	712
4,816	Great Plains Energy, Inc.	86
3,590	Hawaiian Electric Industries, Inc.	65
6,128	Northeast Utilities	145
4,823	NV Energy, Inc.	56
8,302	Pepco Holdings, Inc.	124
3,815	Pinnacle West Capital Corp.	125
10,024	Progress Energy, Inc.	392
28,301	The Southern Co.	896
3,900	Westar Energy, Inc.	76

		6,648

	Electrical Components & Equipment — 0.08%
1,900	General Cable Corp. (a)	74
1,774	Hubbell, Inc., Class - B	75
4,700	Rockwell Automation, Inc.	200
500	Roper Industries, Inc.	25
1,315	Thomas & Betts Corp. (a)	40

		414

	Electronic Components — 0.01%
1,439	AVX Corp.	17
5,287	Vishay Intertechnology, Inc. (a)	42

		59

	Electronic Manufacturing Services — 0.02%
3,116	Jabil Circuit, Inc.	42
4,298	Molex, Inc.	90

		132

	Environmental & Facilities Services — 0.07%
4,600	Covanta Holding Corp. (a)	78
7,787	Republic Services, Inc., Class - A	207
800	Waste Connections, Inc. (a)	23
1,780	Waste Management, Inc.	53

		361

	Fertilizers & Agricultural Chemicals — 0.01%
300	CF Industries Holdings, Inc.	26
75	Intrepid Potash, Inc. (a)	2
1,100	Terra Industries, Inc.	38

		66

	Food Retail — 0.09%
15,287	Safeway, Inc.	301
7,617	SUPERVALU, Inc.	115
3,732	The Kroger Co.	77
500	Whole Foods Market, Inc. (a)	15

		508

	Forest Products — 0.05%
7,586	Weyerhaeuser Co.	278

	Gas Utilities — 0.17%
2,949	AGL Resources, Inc.	104
3,456	Atmos Energy Corp.	97
2,601	Energen Corp.	112
2,596	National Fuel Gas Co.	119

Shares	Security Description	Value (000)
	Gas Utilities (continued)
3,973	ONEOK, Inc.	$146
6,216	Questar Corp.	234
4,089	UGI Corp.	102

		914

	General Merchandise Stores — 0.01%
2,600	Big Lots, Inc. (a)	65

	Gold — 0.01%
900	Royal Gold, Inc.	41

	Health Care Distributors — 0.13%
1,308	AmerisourceBergen Corp.	29
12,925	Cardinal Health, Inc.	347
5,077	McKesson Corp.	302

		678

	Health Care Equipment — 0.22%
34,548	Boston Scientific Corp. (a)	366
6,762	CareFusion Corp. (a)	147
1,311	Hill-Rom Holdings, Inc.	29
8,412	Hologic, Inc. (a)	137
1,400	Kinetic Concepts, Inc. (a)	52
827	Teleflex, Inc.	40
7,702	Zimmer Holdings, Inc. (a)	412

		1,183

	Health Care Facilities — 0.05%
1,672	Brookdale Senior Living, Inc.	30
1,691	Community Health Systems, Inc. (a)	54
2,151	LifePoint Hospitals, Inc. (a)	58
4,860	Tenet Healthcare Corp. (a)	29
1,550	Universal Health Services, Inc., Class - B	96

		267

	Health Care Services — 0.02%
370	Lincare Holdings, Inc. (a)	11
1,142	Mednax, Inc. (a)	63
2,449	Omnicare, Inc.	55

		129

	Health Care Supplies — 0.02%
1,668	Inverness Medical Innovations, Inc. (a)	65
1,792	The Cooper Cos., Inc.	53

		118

	Health Care Technology — 0.02%
5,508	IMS Health, Inc.	85

	Home Entertainment Software — 0.02%
8,400	Activision Blizzard, Inc. (a)	104

	Home Furnishings — 0.03%
2,114	Leggett & Platt, Inc.	41
2,017	Mohawk Industries, Inc. (a)	96

		137

	Home Improvement Retail — 0.43%
36,501	Lowe’s Cos., Inc.	764
56,884	The Home Depot, Inc.	1,516
500	The Sherwin-Williams Co.	30

		2,310

	Homebuilding — 0.11%
10,007	D.R. Horton, Inc.	114
2,665	KB Home	44
5,558	Lennar Corp.	79
830	M.D.C. Holdings, Inc.	29
180	NVR, Inc. (a)	115
11,182	Pulte Homes, Inc.	123

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Homebuilding (continued)
5,033	Toll Brothers, Inc. (a)	$98

		602
	Homefurnishing Retail — 0.01%
2,061	Williams-Sonoma, Inc.	42

	Hotels, Resorts & Cruise Lines — 0.15%
8,569	Carnival Corp.	285
861	Choice Hotels International, Inc.	27
5,723	Marriott International, Inc., Class - A	158
3,202	Royal Caribbean Cruises Ltd. (a)	77
5,500	Starwood Hotels & Resorts Worldwide, Inc.	182
3,586	Wyndham Worldwide Corp.	58

		787

	Household Appliances — 0.08%
1,511	Snap-on, Inc.	52
2,133	The Black & Decker Corp.	99
2,838	The Stanley Works	121
2,582	Whirlpool Corp.	181

		453

	Household Products — 0.42%
400	Energizer Holdings, Inc. (a)	27
2,016	Kimberly-Clark Corp.	119
600	The Clorox Co.	35
36,170	The Procter & Gamble Co.	2,095

		2,276

	Housewares & Specialties — 0.08%
5,309	Fortune Brands, Inc.	228
3,145	Jarden Corp.	89
8,736	Newell Rubbermaid, Inc.	137

		454

	Human Resource & Employment Services — 0.04%
2,952	Manpower, Inc.	168
1,900	Monster Worldwide, Inc. (a)	33

		201

	Hypermarkets & Super Centers — 0.01%
1,643	BJ’s Wholesale Club, Inc. (a)	60

	Independent Power Producers & Energy Traders — 0.13%
5,500	Calpine Corp. (a)	63
1,140	Constellation Energy Group, Inc.	37
17,877	Dynegy, Inc., Class - A (a)	46
5,192	Mirant Corp. (a)	85
10,219	NRG Energy, Inc. (a)	288
12,437	RRI Energy, Inc. (a)	89
4,700	The AES Corp. (a)	70

		678

	Industrial Conglomerates — 1.21%
1,651	Carlisle Cos., Inc.	56
381,146	General Electric Co.	6,258
9,798	Textron, Inc.	186

		6,500

	Industrial Gases — 0.10%
4,900	Air Products & Chemicals, Inc.	380
2,900	Airgas, Inc.	140

		520

	Industrial Machinery — 0.42%
877	Crane Co.	23
3,465	Danaher Corp.	233

Shares	Security Description	Value (000)
	Industrial Machinery (continued)
1,961	Dover Corp.	$76
5,998	Eaton Corp.	339
1,820	Gardner Denver, Inc. (a)	64
1,200	Graco, Inc.	33
800	Harsco Corp.	28
1,159	IDEX Corp.	32
16,252	Illinois Tool Works, Inc.	694
2,925	Kennametal, Inc.	72
1,507	Lincoln Electric Holdings, Inc.	72
5,748	Parker-Hannifin Corp.	298
2,523	Pentair, Inc.	75
1,800	SPX Corp.	110
3,632	The Timken Co.	85

		2,234

	Industrial REITs — 0.06%
5,440	AMB Property Corp.	125
15,580	ProLogis	186

		311

	Insurance Brokers — 0.16%
9,957	Aon Corp.	405
237	Arthur J. Gallagher & Co.	6
1,075	Brown & Brown, Inc.	20
17,296	Marsh & McLennan Cos., Inc.	428

		859

	Integrated Oil & Gas — 3.81%
72,142	Chevron Corp.	5,081
53,305	ConocoPhillips	2,407
130,340	Exxon Mobil Corp.	8,942
10,500	Hess Corp.	561
25,561	Marathon Oil Corp.	815
6,989	Murphy Oil Corp.	402
29,100	Occidental Petroleum Corp.	2,282

		20,490

	Integrated Telecommunication Services — 1.77%
212,329	AT&T, Inc.	5,735
10,563	CenturyTel, Inc.	355
6,359	Frontier Communications Corp.	48
53,974	Qwest Communications International, Inc.	205
102,205	Verizon Communications, Inc.	3,094
8,709	Windstream Corp.	88

		9,525

	Internet Retail — 0.00%
565	Expedia, Inc. (a)	14

	Internet Software & Services — 0.15%
31,000	eBay, Inc. (a)	732
2,169	IAC/InterActiveCorp. (a)	44
2,800	Yahoo!, Inc. (a)	50

		826

	Investment Banking & Brokerage — 0.83%
1,400	Investment Technology Group, Inc. (a)	39
966	Jefferies Group, Inc. (a)	26
37,453	Morgan Stanley	1,157
3,751	Raymond James Financial, Inc.	87
16,946	The Goldman Sachs Group, Inc.	3,124

		4,433

	IT Consulting & Other Services — 0.01%
1,917	SAIC, Inc. (a)	34

	Leisure Facilities — 0.01%
1,144	International Speedway Corp., Class - A	32

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Leisure Products — 0.02%
1,853	Hasbro, Inc.	$52
2,881	Mattel, Inc.	53

		105

	Life & Health Insurance — 0.28%
7,366	Lincoln National Corp.	191
20,845	MetLife, Inc.	794
2,996	Protective Life Corp.	64
1,851	StanCorp Financial Group, Inc.	75
2,856	Torchmark Corp.	124
11,824	Unum Group	253

		1,501

	Life Sciences Tools & Services — 0.14%
800	Charles River Laboratories International, Inc. (a)	30
713	Life Technologies Corp. (a)	33
3,333	PerkinElmer, Inc.	64
13,853	Thermo Electron Corp. (a)	605

		732

	Managed Health Care — 0.51%
12,520	Aetna, Inc.	349
9,134	CIGNA Corp.	257
3,814	Coventry Health Care, Inc. (a)	76
3,915	Health Net, Inc. (a)	60
3,991	Humana, Inc. (a)	149
43,107	UnitedHealth Group, Inc.	1,079
16,266	WellPoint, Inc. (a)	770

		2,740

	Marine — 0.02%
1,494	Alexander & Baldwin, Inc.	48
1,500	Kirby Corp. (a)	55

		103

	Metal & Glass Containers — 0.05%
2,521	AptarGroup, Inc.	94
1,162	Ball Corp.	57
1,200	Greif, Inc., Class - A	66
1,157	Owens-Illinois, Inc. (a)	43
878	Pactiv Corp. (a)	23

		283

	Mortgage REITs — 0.08%
19,626	Annaly Capital Management, Inc.	356
24,100	Chimera Investment Corp.	92

		448

	Motorcycle Manufacturers — 0.04%
8,343	Harley-Davidson, Inc.	192

	Movies & Entertainment — 0.89%
2,600	DreamWorks Animation SKG, Inc. Class - A(a)	93
2,891	Liberty Media Corp. - Capital, Series A (a)	61
82,432	News Corp., Class - A	988
1,393	Regal Entertainment Group, Class - A	17
66,763	The Walt Disney Co.	1,833
42,983	Time Warner, Inc.	1,237
19,595	Viacom, Inc., Class - B (a)	550
1,304	Warner Music Group Corp. (a)	7

		4,786

	Multi-line Insurance — 0.25%
3,084	American Financial Group, Inc.	79
2,701	American International Group, Inc. (a)	119

Shares	Security Description	Value (000)
	Multi-line Insurance (continued)
607	American National Insurance Co.	$52
4,470	Assurant, Inc.	143
8,963	Genworth Financial, Inc., Class - A	107
4,025	HCC Insurance Holdings, Inc.	110
11,648	Loews Corp.	399
11,596	The Hartford Financial Services Group, Inc.	307
1,587	Unitrin, Inc.	31

		1,347

	Multi-Sector Holdings — 0.02%
4,257	Leucadia National Corp. (a)	105

	Multi-Utilities — 0.90%
4,196	Alliant Energy Corp.	117
7,818	Ameren Corp.	198
1,992	CenterPoint Energy, Inc.	25
8,668	CMS Energy Corp.	116
9,840	Consolidated Edison, Inc.	403
21,331	Dominion Resources, Inc.	736
5,981	DTE Energy Co.	210
2,202	Integrys Energy Group, Inc.	79
6,943	MDU Resources Group, Inc.	145
9,918	NiSource, Inc.	138
4,035	NSTAR	128
3,589	OGE Energy Corp.	119
13,305	PG&E Corp.	539
18,300	Public Service Enterprise Group, Inc.	575
4,398	SCANA Corp.	153
8,706	Sempra Energy	434
8,172	TECO Energy, Inc.	115
3,100	Vectren Corp.	71
4,307	Wisconsin Energy Corp.	194
16,370	Xcel Energy, Inc.	315

		4,810

	Office Electronics — 0.04%
30,958	Xerox Corp.	240

	Office REITs — 0.18%
1,088	Alexandria Real Estate Equities, Inc.	59
4,925	Boston Properties, Inc.	323
4,411	Brandywine Realty Trust	49
2,100	Corporate Office Properties Trust	77
4,584	Douglas Emmett, Inc.	56
8,237	Duke Realty Corp.	99
8,158	HRPT Properties Trust	61
2,789	Mack-Cali Realty Corp.	90
2,886	SL Green Realty Corp.	127

		941

	Office Services & Supplies — 0.06%
3,331	Avery Dennison Corp.	120
7,556	Pitney Bowes, Inc.	188

		308

	Oil & Gas Drilling — 0.15%
400	Atwood Oceanics, Inc. (a)	14
3,632	ENSCO International, Inc.	154
2,633	Helmerich & Payne, Inc.	104
10,076	Nabors Industries Ltd. (a)	211
4,767	Patterson-UTI Energy, Inc.	72
3,284	Pride International, Inc. (a)	100
3,546	Rowan Cos., Inc.	82
218	Seahawk Drilling, Inc. (a)	7
1,490	Unit Corp. (a)	61

		805

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services — 0.75%
10,400	Baker Hughes, Inc.	$444
10,612	BJ Services Co.	206
1,163	Exterran Holdings, Inc. (a)	28
32,500	Halliburton Co.	881
3,502	Helix Energy Solutions Group, Inc. (a)	52
15,100	National-Oilwell Varco, Inc. (a)	651
1,753	Oil States International, Inc. (a)	62
23,500	Schlumberger Ltd.	1,401
791	SEACOR Holdings, Inc. (a)	65
3,200	Smith International, Inc.	92
2,800	Superior Energy Services, Inc. (a)	63
1,965	Tidewater, Inc.	92

		4,037

	Oil & Gas Exploration & Production — 1.41%
17,911	Anadarko Petroleum Corp.	1,124
12,131	Apache Corp.	1,114
3,800	Cabot Oil & Gas Corp., Class - A	136
22,596	Chesapeake Energy Corp.	642
3,032	Cimarex Energy Co.	131
1,500	Comstock Resources, Inc. (a)	60
2,700	Concho Resources, Inc. (a)	98
600	Continental Resources, Inc. (a)	24
9,300	Denbury Resources, Inc. (a)	141
16,027	Devon Energy Corp.	1,079
1,898	Encore Acquisition Co. (a)	71
9,064	EOG Resources, Inc.	757
300	EXCO Resources, Inc. (a)	6
2,548	Forest Oil Corp. (a)	50
585	Mariner Energy, Inc. (a)	8
4,697	Newfield Exploration Co. (a)	200
6,193	Noble Energy, Inc.	408
4,138	Pioneer Natural Resources Co.	150
1,965	Plains Exploration & Production Co. (a)	54
4,900	Range Resources Corp.	242
4,500	SandRidge Energy, Inc. (a)	58
1,756	St. Mary Land & Exploration Co.	57
1,800	Whiting Petroleum Corp. (a)	104
20,945	XTO Energy, Inc.	865

		7,579

	Oil & Gas Refining & Marketing — 0.10%
1,100	Frontier Oil Corp.	15
4,408	Sunoco, Inc.	125
2,926	Tesoro Corp.	44
19,419	Valero Energy Corp.	377

		561

	Oil & Gas Storage & Transportation — 0.22%
18,531	El Paso Corp.	191
1,900	Frontline Ltd.	45
782	Overseas Shipholding Group, Inc.	29
4,291	Southern Union Co.	89
23,226	Spectra Energy Corp.	440
834	Teekay Corp.	18
20,900	Williams Cos., Inc.	374

		1,186

	Other Diversified Financial Services — 2.57%
311,312	Bank of America Corp.	5,267
546,111	Citigroup, Inc.	2,643
135,256	JPMorgan Chase & Co.	5,927

		13,837

Shares	Security Description	Value (000)
	Packaged Foods & Meats — 0.63%
2,244	Campbell Soup Co.	$73
16,024	ConAgra Foods, Inc.	347
7,564	Del Monte Foods Co.	88
600	Flowers Foods, Inc.	16
6,888	General Mills, Inc.	443
2,322	H.J. Heinz Co.	92
2,322	Hormel Foods Corp.	83
52,863	Kraft Foods, Inc.	1,389
2,100	Ralcorp Holdings, Inc. (a)	123
19,099	Sara Lee Corp.	213
4,048	Smithfield Foods, Inc. (a)	56
2,319	The Hershey Co.	90
4,263	The J.M. Smucker Co.	226
11,187	Tyson Foods, Inc., Class - A	141

		3,380

	Paper Packaging — 0.08%
3,916	Bemis Co., Inc.	101
3,274	Packaging Corp. of America	67
5,731	Sealed Air Corp.	113
3,793	Sonoco Products Co.	104
4,015	Temple - Inland, Inc.	66

		451

	Paper Products — 0.09%
15,887	International Paper Co.	353
6,256	MeadWestvaco Corp.	140

		493

	Personal Products — 0.01%
462	Alberto-Culver Co.	13
600	Mead Johnson Nutrition Co., Class - A	27
643	NBTY, Inc. (a)	25

		65

	Pharmaceuticals — 2.12%
31,963	Bristol-Myers Squibb Co.	720
17,378	Eli Lilly & Co.	574
4,217	Endo Pharmaceuticals Holdings, Inc. (a)	95
10,718	Forest Laboratories, Inc., Class - A (a)	316
22,412	Johnson & Johnson	1,365
9,549	King Pharmaceuticals, Inc. (a)	103
61,934	Merck & Co., Inc.	1,959
3,139	Mylan Laboratories, Inc. (a)	50
242,777	Pfizer, Inc.	4,018
9,000	Schering-Plough Corp.	254
3,804	Watson Pharmaceuticals, Inc. (a)	139
37,201	Wyeth	1,807

		11,400

	Property & Casualty Insurance — 0.76%
158	Alleghany Corp. (a)	41
1,908	Allied World Assurance Holdings Ltd.	92
3,000	Aspen Insurance Holdings Ltd.	79
3,722	AXIS Capital Holdings Ltd.	112
5,106	Cincinnati Financial Corp.	133
351	CNA Financial Corp. (a)	9
355	Erie Indemnity Co., Class - A	13
7,276	Fidelity National Financial, Inc., Class - A	110
1,732	Hanover Insurance Group, Inc.	72
350	Markel Corp. (a)	115
4,302	MBIA, Inc. (a)	33
923	Mercury General Corp.	33
8,861	Old Republic International Corp.	108
635	OneBeacon Insurance Group Ltd.	9
19,312	The Allstate Corp.	591
12,738	The Chubb Corp.	642

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Property & Casualty Insurance (continued)
3,523	The First American Corp.	$114
21,948	The Progressive Corp. (a)	364
21,158	The Travelers Cos., Inc.	1,042
3,276	W.R. Berkley Corp.	83
32	Wesco Financial Corp.	10
280	White Mountains Insurance Group Ltd.	86
12,105	XL Capital Ltd., Class - A	211

		4,102

	Publishing — 0.05%
8,134	Gannett Co., Inc.	102
700	Interactive Data Corp.	18
1,290	Meredith Corp.	39
3,508	The New York Times Co., Class - A	28
201	The Washington Post Co., Class - B	94

		281

	Railroads — 0.44%
9,500	Burlington Northern Santa Fe Corp.	759
14,151	CSX Corp.	592
1,770	Kansas City Southern Industries, Inc. (a)	47
11,557	Norfolk Southern Corp.	498
8,400	Union Pacific Corp.	490

		2,386

	Real Estate Operating Companies — 0.01%
3,900	Forest City Enterprises, Inc., Class - A	52

	Real Estate Services — 0.01%
1,366	Jones Lang LaSalle, Inc.	65

	Regional Banks — 0.75%
4,930	Associated Banc-Corp	56
3,251	BancorpSouth, Inc.	79
1,704	Bank of Hawaii Corp.	71
24,777	BB&T Corp.	675
465	BOK Financial Corp.	22
7,094	CapitalSource, Inc.	31
1,565	City National Corp.	61
1,442	Commerce Bancshares, Inc.	54
1,952	Cullen/Frost Bankers, Inc.	101
28,395	Fifth Third Bancorp	288
227	First Citizens BancShares, Inc., Class - A	36
8,219	First Horizon National Corp. (a)	109
6,929	Fulton Financial Corp.	51
13,208	Huntington Bancshares, Inc.	62
29,866	KeyCorp	194
2,768	M & T Bank Corp.	172
13,871	Marshall & Ilsley Corp.	112
16,684	PNC Financial Services Group, Inc.	811
21,615	Popular, Inc.	61
41,361	Regions Financial Corp.	257
17,929	SunTrust Banks, Inc.	404
10,040	Synovus Financial Corp.	38
4,913	TCF Financial Corp.	64
5,445	Valley National Bancorp	67
2,781	Whitney Holding Corp.	26
2,417	Wilmington Trust Corp.	34
4,592	Zions Bancorp	82

		4,018

	Reinsurance — 0.17%
1,804	Arch Capital Group Ltd. (a)	122
1,216	Endurance Specialty Holdings Ltd.	44
2,285	Everest Re Group Ltd.	200

Shares	Security Description	Value (000)
	Reinsurance (continued)
500	Odyssey Re Holdings Corp.	$33
1,958	PartnerRe Ltd.	151
2,528	Reinsurance Group of America, Inc.	113
2,379	RenaissanceRe Holdings Ltd.	130
1,031	Transatlantic Holdings, Inc.	52
3,000	Validus Holdings Ltd.	77

		922

	Research and Consulting Services — 0.01%
1,025	Equifax, Inc.	30

	Residential REITs — 0.17%
4,550	Apartment Investment & Management Co., Class - A	67
2,808	AvalonBay Communities, Inc.	204
1,980	BRE Properties, Class - A	62
2,427	Camden Property Trust	98
9,800	Equity Residential	301
981	Essex Property Trust, Inc.	78
5,820	UDR, Inc.	92

		902

	Restaurants — 0.01%
7,900	Wendy’s/Arby’s Group, Inc., Class - A	37

	Retail REITs — 0.20%
270	Developers Diversified Realty Corp.	3
1,938	Federal Realty Investment Trust	119
14,109	Kimco Realty Corp.	184
3,800	Realty Income Corp.	97
2,927	Regency Centers Corp.	108
5,046	Simon Property Group, Inc.	350
1,900	Taubman Centers, Inc.	69
2,858	The Macerich Co.	87
4,006	Weingarten Realty Investors	80

		1,097

	Security & Alarm Services — 0.02%
3,717	Corrections Corp. of America (a)	84

	Semiconductor Equipment — 0.17%
48,000	Applied Materials, Inc.	643
6,059	KLA-Tencor Corp.	218
1,384	Novellus Systems, Inc. (a)	29

		890

	Semiconductors — 0.42%
9,486	Advanced Micro Devices, Inc. (a)	54
16,213	Atmel Corp. (a)	68
4,325	Fairchild Semiconductor International Corp. (a)	44
4,336	Integrated Device Technology, Inc. (a)	29
76,834	Intel Corp.	1,504
1,473	International Rectifier Corp. (a)	29
2,184	Intersil Corp., Class - A	33
23,464	LSI Logic Corp. (a)	129
1,900	Marvell Technology Group Ltd. (a)	31
1,800	Maxim Integrated Products, Inc.	33
700	Microchip Technology, Inc.	18
24,707	Micron Technology, Inc. (a)	203
8,000	PMC-Sierra, Inc. (a)	76

		2,251

	Soft Drinks — 0.25%
1,697	Coca Cola Enterprises, Inc.	36
9,115	Dr. Pepper Snapple Group, Inc. (a)	262
2,068	PepsiAmericas, Inc.	59
17,968	The Coca Cola Co.	965

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Soft Drinks (continued)
1,019	The Pepsi Bottling Group, Inc.	$37

		1,359

	Specialized Consumer Services — 0.02%
1,400	Hillenbrand, Inc.	29
9,304	Service Corp. International	65
1,070	Weight Watchers International, Inc.	29

		123

	Specialized Finance — 0.18%
10,895	CIT Group, Inc.	13
2,213	CME Group, Inc.	682
1,500	Interactive Brokers Group, Inc., Class - A (a)	30
6,861	NYSE Euronext	198
2,583	The Nasdaq Stock Market, Inc. (a)	55

		978

	Specialized REITs — 0.20%
6,115	HCP, Inc.	176
1,968	Health Care REIT, Inc.	82
3,716	Hospitality Properties Trust	76
21,458	Host Hotels & Resorts, Inc.	252
968	Nationwide Health Properties, Inc.	30
3,767	Plum Creek Timber Co., Inc.	115
1,559	Rayonier, Inc.	64
4,300	Senior Housing Properties Trust	82
5,719	Ventas, Inc.	220

		1,097

	Specialty Chemicals — 0.06%
3,100	Albemarle Corp.	107
1,746	Cytec Industries, Inc.	57
100	International Flavors & Fragrance, Inc.	4
300	Lubrizol Corp.	21
2,157	RPM International, Inc.	40
3,855	The Valspar Corp.	106

		335

	Specialty Stores — 0.03%
1,151	Barnes & Noble, Inc.	26
8,417	Office Depot, Inc. (a)	56
3,150	Signet Jewelers Ltd. (a)	83
300	Tiffany & Co.	11

		176

	Steel — 0.26%
3,900	AK Steel Holding Corp.	77
3,500	Allegheny Technologies, Inc.	123
1,502	Carpenter Technology Corp.	35
4,300	Cliffs Natural Resources, Inc.	139
3,972	Commercial Metals Co.	71
11,342	Nucor Corp.	533
2,370	Reliance Steel & Aluminum Co.	101
181	Schnitzer Steel Industries, Inc., Class - A	10
7,134	Steel Dynamics, Inc.	109
5,042	United States Steel Corp.	224

		1,422

	Systems Software — 0.03%
3,213	CA, Inc.	71
7,158	Novell, Inc. (a)	32
1,100	Rovi Corp. (a)	37

		140

Shares or Principal Amount (000)	Security Description	Value (000)
	Technology Distributors — 0.06%
2,494	Arrow Electronics, Inc. (a)	$70
3,576	Avnet, Inc. (a)	93
5,784	Ingram Micro, Inc., Class - A (a)	98
1,850	Tech Data Corp. (a)	77

		338

	Thrifts & Mortgage Finance — 0.11%
5,400	First Niagara Financial Group, Inc.	67
7,486	Hudson City Bancorp, Inc.	98
12,944	New York Community Bancorp	148
12,678	Peoples United Financial, Inc.	197
3,026	TFS Financial Corp.	36
3,508	Washington Federal, Inc.	59

		605

	Tobacco — 0.06%
729	Lorillard, Inc.	54
6,175	Reynolds American, Inc.	275

		329

	Trading Companies & Distributors — 0.01%
956	GATX Corp.	27
849	WESCO International, Inc. (a)	24

		51

	Trucking — 0.04%
1,040	Con-Way, Inc.	40
6,758	Hertz Global Holdings, Inc. (a)	73
2,105	Ryder System, Inc.	82

		195

	Water Utilities — 0.02%
1,997	American Water Works Co., Inc.	40
5,123	Aqua America, Inc.	90

		130

	Wireless Telecommunication Services — 0.17%
1,937	Clearwire Corp., Class - A (a)	16
6,866	Crown Castle International Corp. (a)	215
508	Leap Wireless International, Inc. (a)	10
5,700	NII Holdings, Inc. (a)	171
100,750	Sprint Nextel Corp. (a)	398
3,302	Telephone & Data Systems, Inc.	102
666	United States Cellular Corp. (a)	26

		938

	Total SSgA Funds Management, Inc.	189,369

	Total Common Stocks	529,405

	Time Deposits — 0.59%
	AllianceBernstein L.P. — 0.21%
$1,124	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	1,124

	Institutional Capital, LLC — 0.38%
2,013	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	2,013

	Total Time Deposits	3,137

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Money Market Mutual Funds — 0.38%
	SSgA Funds Management, Inc. — 0.38%
2,062,089	Alliance Money Market Fund Prime Portfolio, 0.20% (b)	$2,062
299	Federated Prime Obligations Portfolio, 0.21% (b)	—

	Total Money Market Mutual Funds	2,062

	U.S. Treasury Obligations — 0.09%
	SSgA Funds Management, Inc. — 0.09%
$479	U.S. Treasury Bill, 0.12%, 12/10/09(c)(d)	479

	Total U.S. Treasury Obligations	479

	Total Investments (cost $467,551) — 99.55%	535,083
	Other assets in excess of liabilities — 0.45%	2,420

	Net Assets — 100.00%	$537,503

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
10	Russell 1000 Mini Future	$578	Dec-09	$14
2	S&P 400 E-mini Future	138	Dec-09	4
49	S&P 500 E-mini Future	2,580	Dec-09	38

				$56

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.11%
	AllianceBernstein L.P. — 38.70%
	Aerospace & Defense — 0.61%
55,600	Northrop Grumman Corp.	$2,877

	Agricultural Products — 0.96%
78,300	Archer-Daniels-Midland Co.	2,288
35,900	Bunge Ltd.	2,248

		4,536

	Apparel Retail — 0.59%
91,800	Limited Brands, Inc.	1,560
58,500	The Gap, Inc.	1,252

		2,812

	Automobile Manufacturers — 0.16%
9,400	Toyota Motor Corp. - Sponsored ADR	739

	Broadcasting & Cable TV — 0.44%
173,400	CBS Corp., Class - B	2,089

	Building Products — 0.14%
49,700	Masco Corp.	642

	Cable & Satellite — 0.73%
80,700	Time Warner Cable, Inc. (a)	3,477

	Communications Equipment — 1.71%
65,872	Corning, Inc.	1,008
469,800	Motorola, Inc.	4,036
207,500	Nokia Corp. - Sponsored ADR	3,034

		8,078

	Computer Hardware — 0.61%
189,100	Dell, Inc. (a)	2,886

	Computer Storage & Peripherals — 0.34%
43,500	Western Digital Corp. (a)	1,589

	Construction & Farm Machinery — 0.64%
59,300	Caterpillar, Inc.	3,044

	Consumer Finance — 0.16%
21,300	Capital One Financial Corp.	761

	Department Stores — 0.65%
36,900	J.C. Penney Co., Inc.	1,246
99,900	Macy’s, Inc.	1,827

		3,073

	Diversified Banks — 1.18%
169,300	U.S. Bancorp	3,701
66,200	Wells Fargo & Co.	1,865

		5,566

	Diversified Capital Markets — 0.60%
37,300	Deutsche Bank AG - Registered	2,864

	Diversified Chemicals — 1.23%
138,900	E.I. du Pont de Nemours & Co.	4,464
25,000	Eastman Chemical Co.	1,339

		5,803

	Electrical Components & Equipment — 0.36%
45,000	Cooper Industries PLC, Class - A	1,691

	Electronic Manufacturing Services — 0.73%
155,500	Tyco Electronics Ltd.	3,465

	Health Care Distributors — 0.33%
57,800	Cardinal Health, Inc.	1,549

	Home Improvement Retail — 0.74%
86,400	Lowe’s Cos., Inc.	1,809
63,800	The Home Depot, Inc.	1,700

		3,509

Shares	Security Description	Value (000)
	Homebuilding — 0.72%
73,454	D.R. Horton, Inc.	$838
2,800	NVR, Inc. (a)	1,785
70,900	Pulte Homes, Inc.	779

		3,402

	Household Appliances — 0.53%
20,500	The Black & Decker Corp.	949
22,440	Whirlpool Corp.	1,570

		2,519

	Household Products — 0.43%
34,900	The Procter & Gamble Co.	2,021

	Independent Power Producers & Energy Traders — 0.19%
125,700	RRI Energy, Inc. (a)	897

	Industrial Conglomerates — 0.29%
73,300	Textron, Inc.	1,391

	Industrial Machinery — 0.30%
15,000	Ingersoll-Rand PLC	460
15,995	SPX Corp.	980

		1,440

	Integrated Oil & Gas — 2.10%
27,575	BP PLC - Sponsored ADR	1,468
23,300	Chevron Corp.	1,641
69,700	ConocoPhillips	3,147
26,100	Exxon Mobil Corp.	1,791
24,400	Occidental Petroleum Corp.	1,913

		9,960

	Integrated Telecommunication Services — 1.88%
329,000	AT&T, Inc.	8,885

	Investment Banking & Brokerage — 1.63%
51,100	Morgan Stanley	1,578
33,200	The Goldman Sachs Group, Inc.	6,120

		7,698

	Life & Health Insurance — 0.97%
41,100	Lincoln National Corp.	1,065
68,600	MetLife, Inc.	2,612
42,600	Unum Group	913

		4,590

	Movies & Entertainment — 2.93%
497,500	News Corp., Class - A	5,965
187,200	Time Warner, Inc.	5,388
89,700	Viacom, Inc., Class - B (a)	2,515

		13,868

	Multi-line Insurance — 0.34%
61,000	The Hartford Financial Services Group, Inc.	1,616

	Multi-Utilities — 0.18%
60,800	NiSource, Inc.	844

	Oil & Gas Drilling — 0.22%
24,500	ENSCO International, Inc.	1,042

	Oil & Gas Exploration & Production — 2.52%
30,400	Apache Corp.	2,792
22,700	Cimarex Energy Co.	983
70,500	Devon Energy Corp.	4,747
17,500	EOG Resources, Inc.	1,461
87,000	Nexen, Inc.	1,964

		11,947

	Oil & Gas Refining & Marketing — 0.83%
203,300	Valero Energy Corp.	3,942

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	AllianceBernstein L.P. (continued)
	Other Diversified Financial Services — 0.99%
107,400	JPMorgan Chase & Co.	$4,706

	Packaged Foods & Meats — 0.18%
60,400	Smithfield Foods, Inc. (a)	833

	Pharmaceuticals — 4.70%
20,800	GlaxoSmithKline PLC - Sponsored ADR	822
220,000	Merck & Co., Inc.	6,959
463,500	Pfizer, Inc.	7,671
147,700	Schering-Plough Corp.	4,172
54,300	Wyeth	2,638

		22,262

	Property & Casualty Insurance — 1.25%
69,100	The Allstate Corp.	2,116
34,100	The Travelers Cos., Inc.	1,679
120,400	XL Capital Ltd., Class - A	2,102

		5,897

	Regional Banks — 0.23%
174,200	Regions Financial Corp.	1,082

	Steel — 0.28%
66,600	AK Steel Holding Corp.	1,314

	Systems Software — 0.43%
124,200	Symantec Corp. (a)	2,046

	Tobacco — 0.49%
131,600	Altria Group, Inc.	2,344

	Wireless Telecommunication Services — 1.18%
936,500	Sprint Nextel Corp. (a)	3,699
83,100	Vodafone Group PLC - Sponsored ADR	1,870
		5,569

	Total AllianceBernstein L.P.	183,165

	Institutional Capital, LLC — 25.81%
	Aerospace & Defense — 1.58%
111,139	Honeywell International, Inc.	4,129
43,050	Lockheed Martin Corp.	3,361

		7,490

	Asset Management & Custody Banks — 0.70%
114,294	Bank of New York Mellon Corp.	3,313

	Auto Parts & Equipment — 0.38%
70,350	Johnson Controls, Inc.	1,798

	Brewers — 0.44%
42,380	Molson Coors Brewing Co., Class - B	2,063

	Building Products — 0.21%
78,200	Masco Corp.	1,010

	Computer Hardware — 0.80%
80,448	Hewlett-Packard Co.	3,798

	Construction & Farm Machinery — 1.08%
70,750	Caterpillar, Inc.	3,632
33,150	Cummins, Inc.	1,485

		5,117

	Consumer Finance — 0.45%
59,500	Capital One Financial Corp.	2,126

	Diversified Banks — 0.93%
155,940	Wells Fargo & Co.	4,394

	Diversified Chemicals — 0.70%
103,500	E.I. du Pont de Nemours & Co.	3,327

	Drug Retail — 0.96%
127,157	CVS Caremark Corp.	4,544

Shares	Security Description	Value (000)
	Gold — 0.64%
69,050	Newmont Mining Corp.	$3,040

	Health Care Equipment — 0.65%
71,100	Covidien PLC	3,076

	Health Care Services — 0.19%
16,250	DaVita, Inc. (a)	920

	Home Improvement Retail — 0.77%
174,990	Lowe’s Cos., Inc.	3,664

	Industrial Conglomerates — 0.18%
45,700	Textron, Inc.	867

	Insurance Brokers — 0.52%
60,150	Aon Corp.	2,448

	Integrated Oil & Gas — 2.26%
21,050	BP PLC - Sponsored ADR	1,121
53,250	Chevron Corp.	3,750
88,380	Marathon Oil Corp.	2,819
38,226	Occidental Petroleum Corp.	2,997

		10,687

	Integrated Telecommunication Services — 0.49%
93,600	BCE, Inc.	2,309

	IT Consulting & Other Services — 0.28%
35,600	Accenture PLC, Class - A	1,327

	Movies & Entertainment — 0.81%
136,322	Viacom, Inc., Class - B (a)	3,823

	Oil & Gas Equipment & Services — 0.68%
117,700	Halliburton Co.	3,192

	Other Diversified Financial Services — 0.88%
95,399	JPMorgan Chase & Co.	4,180

	Personal Products — 0.28%
38,798	Avon Products, Inc.	1,318

	Pharmaceuticals — 3.31%
222,350	Pfizer, Inc.	3,680
102,200	Sanofi-Aventis - ADR	3,776
164,126	Schering-Plough Corp.	4,637
73,223	Wyeth	3,557

		15,650

	Property & Casualty Insurance — 0.74%
65,562	ACE Ltd.	3,505

	Railroads — 0.86%
97,400	CSX Corp.	4,077

	Regional Banks — 0.58%
100,400	BB&T Corp.	2,735

	Semiconductors — 1.41%
166,150	Intel Corp.	3,252
144,257	Texas Instruments, Inc.	3,417

		6,669

	Soft Drinks — 1.21%
54,194	PepsiCo, Inc.	3,179
47,580	The Coca Cola Co.	2,555

		5,734

	Wireless Telecommunication Services — 0.84%
177,440	Vodafone Group PLC - Sponsored ADR	3,993

	Total Institutional Capital, LLC	122,194

	SSgA Funds Management, Inc. — 15.60%
	Advertising — 0.06%
1,895	Clear Channel Outdoor Holdings, Inc., Class - A (a)	13
2,765	Lamar Advertising Co. (a)	76
23,329	The Interpublic Group of Cos., Inc. (a)	176

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Advertising (continued)
		$265

	Aerospace & Defense — 0.21%
2,266	BE Aerospace, Inc. (a)	46
8,103	ITT Corp.	423
5,706	L-3 Communications Holdings, Inc.	458
3,626	Spirit Aerosystems Holdings, Inc., Class - A (a)	65

		992

	Agricultural Products — 0.11%
6,592	Bunge Ltd.	413
3,628	Corn Products International, Inc.	103

		516

	Air Freight & Logistics — 0.00%
463	UTi Worldwide, Inc.	7

	Airlines — 0.05%
24,961	Southwest Airlines Co.	240

	Alternative Carriers — 0.02%
79,177	Level 3 Communications, Inc. (a)	110

	Apparel Retail — 0.04%
2,296	Abercrombie & Fitch Co., Class - A	75
600	Chico’s FAS, Inc. (a)	8
4,059	Foot Locker, Inc.	48
4,151	Limited Brands, Inc.	71

		202

	Apparel, Accessories & Luxury Goods — 0.06%
850	Phillips-Van Heusen Corp.	36
149	Polo Ralph Lauren Corp.	12
3,356	V.F. Corp.	243

		291

	Application Software — 0.10%
8,130	Amdocs Ltd. (a)	219
3,548	Autodesk, Inc. (a)	84
12,438	Compuware Corp. (a)	91
924	Nuance Communications, Inc. (a)	14
2,757	Synopsys, Inc. (a)	62

		470

	Asset Management & Custody Banks — 0.23%
11,537	Ameriprise Financial, Inc.	419
276	Federated Investors, Inc., Class - B	7
18,764	Invesco Ltd.	427
1,108	Janus Capital Group, Inc.	16
7,798	Legg Mason, Inc.	242

		1,111

	Auto Parts & Equipment — 0.04%
4,198	Autoliv, Inc.	141
392	BorgWarner, Inc.	12
679	Federal-Mogul Corp., Class - A (a)	8
2,054	TRW Automotive Holdings Corp. (a)	35
341	WABCO Holdings, Inc.	7

		203

	Automobile Manufacturers — 0.01%
796	Thor Industries, Inc.	25

	Automotive Retail — 0.03%
3,363	AutoNation, Inc. (a)	61
3,187	CarMax, Inc. (a)	66
1,134	Penske Automotive Group, Inc.	22

		149

Shares	Security Description	Value (000)
	Brewers — 0.06%
5,994	Molson Coors Brewing Co., Class - B	$292

	Broadcasting & Cable TV — 0.09%
29,714	CBS Corp., Class - B	358
1,705	Central European Media Enterprises Ltd., Class - A (a)	58
920	Discovery Communications, Inc., Class - C (a)	24

		440

	Building Products — 0.05%
536	Armstrong World Industries, Inc. (a)	18
9,269	Masco Corp.	120
2,240	Owens Corning (a)	50
2,137	USG Corp. (a)	37

		225

	Cable & Satellite — 0.22%
11,475	Cablevision Systems Corp., Class - A	272
9,851	DISH Network Corp., Class - A (a)	190
13,011	Liberty Global, Inc., Class - A (a)	294
1,824	Scripps Networks Interactive, Inc., Class - A	67
14,145	Virgin Media, Inc.	197

		1,020

	Casinos & Gaming — 0.11%
2,592	Boyd Gaming Corp. (a)	29
2,326	International Game Technology	50
3,698	Las Vegas Sands Corp. (a)	62
5,313	MGM Mirage, Inc. (a)	64
3,187	Penn National Gaming, Inc. (a)	88
3,260	Wynn Resorts Ltd. (a)	231

		524

	Catalog Retail — 0.07%
29,199	Liberty Media Corp. - Interactive, Class - A (a)	320

	Coal & Consumable Fuels — 0.04%
8,029	Arch Coal, Inc.	178
799	Massey Energy Co.	22

		200

	Commercial Printing — 0.03%
7,404	R.R. Donnelley & Sons Co.	157

	Communications Equipment — 0.12%
12,141	Brocade Communications Systems, Inc. (a)	95
4,075	Ciena Corp. (a)	66
4,587	CommScope, Inc. (a)	137
1,951	EchoStar Corp., Class - A (a)	36
1,342	Harris Corp.	51
4,620	JDS Uniphase Corp. (a)	33
19,288	Tellabs, Inc. (a)	134

		552

	Computer & Electronics Retail — 0.02%
931	GameStop Corp., Class - A (a)	25
5,574	RadioShack Corp.	92

		117

	Computer Hardware — 0.08%
384	Diebold, Inc.	13
36,723	Sun Microsystems, Inc. (a)	334
1,493	Teradata Corp. (a)	41

		388

	Computer Storage & Peripherals — 0.06%
3,769	Lexmark International, Inc. (a)	81
5,682	SanDisk Corp. (a)	123

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Computer Storage & Peripherals (continued)
2,273	Seagate Technology	$35
1,031	Western Digital Corp. (a)	38

		277

	Construction & Engineering — 0.12%
7,871	KBR, Inc.	183
9,673	Quanta Services, Inc. (a)	214
730	The Shaw Group, Inc. (a)	24
3,666	URS Corp. (a)	160

		581

	Construction & Farm Machinery — 0.20%
4,537	AGCO Corp. (a)	125
2,973	Bucyrus International, Inc.	106
6,661	Cummins, Inc.	299
587	Joy Global, Inc.	29
4,359	Oshkosh Corp.	135
5,116	Terex Corp. (a)	106
6,591	The Manitowoc Co., Inc.	62
4,092	Trinity Industries, Inc.	70

		932

	Construction Materials — 0.10%
1,353	Martin Marietta Materials, Inc.	125
6,142	Vulcan Materials Co.	332

		457

	Consumer Electronics — 0.02%
952	Garmin Ltd.	36
1,220	Harman International Industries, Inc.	41

		77

	Consumer Finance — 0.13%
2,924	AmeriCredit Corp. (a)	46
26,284	Discover Financial Services	427
17,831	SLM Corp. (a)	156
202	The Student Loan Corp.	9

		638

	Data Processing & Outsourced Services — 0.16%
1,775	Affiliated Computer Services, Inc., Class - A (a)	96
2,484	Broadridge Financial Solutions, Inc.	50
7,482	Computer Sciences Corp. (a)	394
3,980	Convergys Corp. (a)	40
216	DST Systems, Inc. (a)	10
5,818	Fidelity National Information Services, Inc.	148
2,110	Total System Services, Inc.	34

		772

	Department Stores — 0.19%
10,882	J.C. Penney Co., Inc.	367
20,556	Macy’s, Inc.	376
2,440	Sears Holding Corp. (a)	160

		903

	Distillers & Vintners — 0.05%
712	Brown-Forman Corp., Class - B	34
2,591	Central European Distribution Corp. (a)	85
9,312	Constellation Brands, Inc., Class - A (a)	141

		260

	Distributors — 0.06%
7,891	Genuine Parts Co.	300

	Diversified Banks — 0.05%
7,405	Comerica, Inc.	220

Shares	Security Description	Value (000)
	Diversified Chemicals — 0.21%
3,319	Ashland, Inc.	$143
3,367	Cabot Corp.	78
3,563	Eastman Chemical Co.	191
506	FMC Corp.	28
7,786	Huntsman Corp.	71
8,127	PPG Industries, Inc.	473

		984

	Diversified Metals & Mining — 0.02%
706	Compass Minerals International, Inc.	44
3,977	Titanium Metals Corp.	38

		82

	Diversified REITs — 0.14%
5,585	Liberty Property Trust	182
7,552	Vornado Realty Trust	486

		668

	Diversified Support Services — 0.03%
5,261	Cintas Corp.	159

	Drug Retail — 0.01%
30,620	Rite Aid Corp. (a)	50

	Education Services — 0.00%
263	Career Education Corp. (a)	6

	Electric Utilities — 0.47%
3,355	Allegheny Energy, Inc.	89
4,966	DPL, Inc.	130
16,000	Edison International	537
6,572	Great Plains Energy, Inc.	118
4,683	Hawaiian Electric Industries, Inc.	85
8,575	Northeast Utilities	204
6,944	NV Energy, Inc.	80
10,691	Pepco Holdings, Inc.	159
4,957	Pinnacle West Capital Corp.	163
13,706	Progress Energy, Inc.	535
5,367	Westar Energy, Inc.	105

		2,205

	Electrical Components & Equipment — 0.12%
2,657	General Cable Corp. (a)	104
2,458	Hubbell, Inc., Class - B	103
6,343	Rockwell Automation, Inc.	270
601	Roper Industries, Inc.	31
1,686	Thomas & Betts Corp. (a)	51

		559

	Electronic Components — 0.02%
1,785	AVX Corp.	21
7,610	Vishay Intertechnology, Inc. (a)	60

		81

	Electronic Equipment & Instruments — 0.00%
129	Itron, Inc. (a)	8

	Electronic Manufacturing Services — 0.04%
4,803	Jabil Circuit, Inc.	64
5,828	Molex, Inc.	122

		186

	Environmental & Facilities Services — 0.09%
6,295	Covanta Holding Corp. (a)	107
10,944	Republic Services, Inc., Class - A	291
995	Waste Connections, Inc. (a)	29

		427

	Fertilizers & Agricultural Chemicals — 0.02%
387	CF Industries Holdings, Inc.	34
135	Intrepid Potash, Inc. (a)	3

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Fertilizers & Agricultural Chemicals (continued)
1,472	Terra Industries, Inc.	$51

		88

	Food Retail — 0.13%
20,880	Safeway, Inc.	412
10,477	SUPERVALU, Inc.	158
823	Whole Foods Market, Inc. (a)	25

		595

	Forest Products — 0.08%
10,420	Weyerhaeuser Co.	382

	Gas Utilities — 0.26%
3,792	AGL Resources, Inc.	134
4,523	Atmos Energy Corp.	128
3,519	Energen Corp.	152
3,474	National Fuel Gas Co.	159
5,166	ONEOK, Inc.	189
8,505	Questar Corp.	319
5,314	UGI Corp.	133

		1,214

	General Merchandise Stores — 0.02%
3,526	Big Lots, Inc. (a)	88

	Gold — 0.01%
1,275	Royal Gold, Inc.	58

	Health Care Distributors — 0.01%
1,750	AmerisourceBergen Corp.	39

	Health Care Equipment — 0.07%
1,755	Hill-Rom Holdings, Inc.	38
11,346	Hologic, Inc. (a)	185
1,880	Kinetic Concepts, Inc. (a)	70
1,068	Teleflex, Inc.	52

		345

	Health Care Facilities — 0.08%
2,316	Brookdale Senior Living, Inc.	42
2,382	Community Health Systems, Inc. (a)	76
2,791	LifePoint Hospitals, Inc. (a)	76
7,199	Tenet Healthcare Corp. (a)	42
2,139	Universal Health Services, Inc., Class - B	132

		368

	Health Care Services — 0.04%
614	Lincare Holdings, Inc. (a)	19
1,536	Mednax, Inc. (a)	84
3,279	Omnicare, Inc.	74

		177

	Health Care Supplies — 0.03%
2,104	Inverness Medical Innovations, Inc. (a)	81
2,341	The Cooper Cos., Inc.	70

		151

	Health Care Technology — 0.02%
6,827	IMS Health, Inc.	105

	Home Furnishings — 0.04%
2,769	Leggett & Platt, Inc.	54
2,735	Mohawk Industries, Inc. (a)	130

		184

	Home Improvement Retail — 0.01%
672	The Sherwin-Williams Co.	40

	Homebuilding — 0.17%
13,512	D.R. Horton, Inc.	154

Shares	Security Description	Value (000)
	Homebuilding (continued)
3,653	KB Home	$61
7,186	Lennar Corp.	102
1,078	M.D.C. Holdings, Inc.	37
244	NVR, Inc. (a)	156
14,722	Pulte Homes, Inc.	162
6,677	Toll Brothers, Inc. (a)	130

		802

	Homefurnishing Retail — 0.01%
2,630	Williams-Sonoma, Inc.	53

	Hotels, Resorts & Cruise Lines — 0.14%
949	Choice Hotels International, Inc.	29
7,744	Marriott International, Inc., Class - A	214
4,380	Royal Caribbean Cruises Ltd. (a)	105
7,656	Starwood Hotels & Resorts Worldwide, Inc.	253
5,134	Wyndham Worldwide Corp.	84

		685

	Household Appliances — 0.13%
2,174	Snap-on, Inc.	75
2,963	The Black & Decker Corp.	137
3,929	The Stanley Works	168
3,613	Whirlpool Corp.	253

		633

	Household Products — 0.02%
524	Energizer Holdings, Inc. (a)	35
734	The Clorox Co.	43

		78

	Housewares & Specialties — 0.13%
7,365	Fortune Brands, Inc.	316
4,230	Jarden Corp.	119
11,319	Newell Rubbermaid, Inc.	178

		613

	Human Resource & Employment Services — 0.05%
3,839	Manpower, Inc.	217
2,444	Monster Worldwide, Inc. (a)	43

		260

	Hypermarkets & Super Centers — 0.02%
2,331	BJ’s Wholesale Club, Inc. (a)	84

	Independent Power Producers & Energy Traders — 0.19%
7,881	Calpine Corp. (a)	91
1,329	Constellation Energy Group, Inc.	43
25,960	Dynegy, Inc., Class - A (a)	66
7,017	Mirant Corp. (a)	115
13,496	NRG Energy, Inc. (a)	380
17,017	RRI Energy, Inc. (a)	122
6,291	The AES Corp. (a)	93

		910

	Industrial Conglomerates — 0.07%
2,222	Carlisle Cos., Inc.	76
13,234	Textron, Inc.	251

		327

	Industrial Gases — 0.04%
4,039	Airgas, Inc.	195

	Industrial Machinery — 0.38%
1,119	Crane Co.	29
2,777	Dover Corp.	108
8,181	Eaton Corp.	463
2,573	Gardner Denver, Inc. (a)	90
1,522	Graco, Inc.	42

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Industrial Machinery (continued)
1,013	Harsco Corp.	$36
1,546	IDEX Corp.	43
3,915	Kennametal, Inc.	96
2,100	Lincoln Electric Holdings, Inc.	100
7,935	Parker-Hannifin Corp.	411
3,495	Pentair, Inc.	103
2,448	SPX Corp.	150
4,673	The Timken Co.	110

		1,781

	Industrial REITs — 0.09%
7,180	AMB Property Corp.	165
21,685	ProLogis	258

		423

	Insurance Brokers — 0.25%
13,598	Aon Corp.	553
342	Arthur J. Gallagher & Co.	8
1,444	Brown & Brown, Inc.	28
23,776	Marsh & McLennan Cos., Inc.	588

		1,177

	Integrated Oil & Gas — 0.11%
9,362	Murphy Oil Corp.	539

	Integrated Telecommunication Services — 0.20%
14,558	CenturyTel, Inc.	489
9,166	Frontier Communications Corp.	69
72,130	Qwest Communications International, Inc.	275
11,316	Windstream Corp.	115

		948

	Internet Retail — 0.00%
772	Expedia, Inc. (a)	18

	Internet Software & Services — 0.01%
2,598	IAC/InterActiveCorp. (a)	52

	Investment Banking & Brokerage — 0.04%
1,859	Investment Technology Group, Inc. (a)	52
1,317	Jefferies Group, Inc. (a)	36
4,727	Raymond James Financial, Inc.	110

		198

	IT Consulting & Other Services — 0.01%
2,525	SAIC, Inc. (a)	44

	Leisure Facilities — 0.01%
1,404	International Speedway Corp., Class - A	39

	Leisure Products — 0.03%
2,606	Hasbro, Inc.	72
4,174	Mattel, Inc.	77

		149

	Life & Health Insurance — 0.21%
10,241	Lincoln National Corp.	265
4,211	Protective Life Corp.	90
2,340	StanCorp Financial Group, Inc.	95
4,055	Torchmark Corp.	176
16,286	Unum Group	349

		975

	Life Sciences Tools & Services — 0.04%
1,035	Charles River Laboratories International, Inc. (a)	38
930	Life Technologies Corp. (a)	43
4,509	PerkinElmer, Inc.	87

		168

Shares	Security Description	Value (000)
	Managed Health Care — 0.16%
12,557	CIGNA Corp.	$353
5,216	Coventry Health Care, Inc. (a)	104
5,344	Health Net, Inc. (a)	82
5,265	Humana, Inc. (a)	197

		736

	Marine — 0.03%
1,975	Alexander & Baldwin, Inc.	63
2,115	Kirby Corp. (a)	78

		141

	Metal & Glass Containers — 0.08%
3,296	AptarGroup, Inc.	123
1,626	Ball Corp.	80
1,641	Greif, Inc., Class - A	90
1,455	Owens-Illinois, Inc. (a)	54
1,116	Pactiv Corp. (a)	29

		376

	Mortgage REITs — 0.13%
26,779	Annaly Capital Management, Inc.	486
32,636	Chimera Investment Corp.	124

		610

	Motorcycle Manufacturers — 0.06%
11,466	Harley-Davidson, Inc.	264

	Movies & Entertainment — 0.05%
3,508	DreamWorks Animation SKG, Inc., Class - A (a)	125
3,869	Liberty Media Corp. - Capital, Series A (a)	81
1,809	Regal Entertainment Group, Class - A	22
1,686	Warner Music Group Corp. (a)	9

		237

	Multi-line Insurance — 0.28%
4,136	American Financial Group, Inc.	105
3,709	American International Group, Inc. (a)	164
828	American National Insurance Co.	71
5,878	Assurant, Inc.	188
13,790	Genworth Financial, Inc., Class - A	165
5,508	HCC Insurance Holdings, Inc.	151
16,003	The Hartford Financial Services Group, Inc.	424
1,959	Unitrin, Inc.	38

		1,306

	Multi-Sector Holdings — 0.03%
5,809	Leucadia National Corp. (a)	144

	Multi-Utilities — 0.85%
5,436	Alliant Energy Corp.	151
11,539	Ameren Corp.	292
2,611	CenterPoint Energy, Inc.	32
11,035	CMS Energy Corp.	148
13,481	Consolidated Edison, Inc.	552
8,109	DTE Energy Co.	285
3,039	Integrys Energy Group, Inc.	109
9,012	MDU Resources Group, Inc.	188
13,455	NiSource, Inc.	187
5,235	NSTAR	167
4,714	OGE Energy Corp.	156
6,062	SCANA Corp.	212
11,968	Sempra Energy	596
10,396	TECO Energy, Inc.	146
4,144	Vectren Corp.	95
5,717	Wisconsin Energy Corp.	258
22,331	Xcel Energy, Inc.	430

		4,004

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office Electronics — 0.07%
42,442	Xerox Corp.	$329
200	Zebra Technologies Corp., Class - A (a)	5

		334

	Office REITs — 0.27%
1,514	Alexandria Real Estate Equities, Inc.	82
6,832	Boston Properties, Inc.	448
6,308	Brandywine Realty Trust	70
2,930	Corporate Office Properties Trust	108
6,270	Douglas Emmett, Inc.	77
10,932	Duke Realty Corp.	131
10,827	HRPT Properties Trust	82
3,875	Mack-Cali Realty Corp.	125
3,792	SL Green Realty Corp.	166

		1,289

	Office Services & Supplies — 0.09%
4,489	Avery Dennison Corp.	161
10,094	Pitney Bowes, Inc.	251

		412

	Oil & Gas Drilling — 0.23%
382	Atwood Oceanics, Inc. (a)	13
4,977	ENSCO International, Inc.	212
3,581	Helmerich & Payne, Inc.	142
13,839	Nabors Industries Ltd. (a)	289
6,363	Patterson-UTI Energy, Inc.	96
4,528	Pride International, Inc. (a)	138
4,494	Rowan Cos., Inc.	104
315	Seahawk Drilling, Inc. (a)	10
2,066	Unit Corp. (a)	85

		1,089

	Oil & Gas Equipment & Services — 0.19%
14,293	BJ Services Co.	278
1,567	Exterran Holdings, Inc. (a)	37
5,079	Helix Energy Solutions Group, Inc. (a)	76
2,466	Oil States International, Inc. (a)	87
997	SEACOR Holdings, Inc. (a)	81
4,359	Smith International, Inc.	125
3,769	Superior Energy Services, Inc. (a)	85
2,488	Tidewater, Inc.	117

		886

	Oil & Gas Exploration & Production — 0.58%
5,077	Cabot Oil & Gas Corp., Class - A	182
4,042	Cimarex Energy Co.	175
2,114	Comstock Resources, Inc. (a)	85
3,681	Concho Resources, Inc. (a)	134
743	Continental Resources, Inc. (a)	29
12,184	Denbury Resources, Inc. (a)	184
2,702	Encore Acquisition Co. (a)	101
760	EXCO Resources, Inc. (a)	14
3,592	Forest Oil Corp. (a)	70
454	Mariner Energy, Inc. (a)	7
6,586	Newfield Exploration Co. (a)	280
8,553	Noble Energy, Inc.	564
5,591	Pioneer Natural Resources Co.	203
3,125	Plains Exploration & Production Co. (a)	86
6,576	Range Resources Corp.	325
5,978	SandRidge Energy, Inc. (a)	78
2,350	St. Mary Land & Exploration Co.	76
2,504	Whiting Petroleum Corp. (a)	144

		2,737

Shares	Security Description	Value (000)
	Oil & Gas Refining & Marketing — 0.05%
1,048	Frontier Oil Corp.	$15
5,738	Sunoco, Inc.	163
4,134	Tesoro Corp.	62

		240

	Oil & Gas Storage & Transportation — 0.23%
24,843	El Paso Corp.	256
2,656	Frontline Ltd.	62
1,223	Overseas Shipholding Group, Inc.	46
5,370	Southern Union Co.	112
31,678	Spectra Energy Corp.	600
1,102	Teekay Corp.	24

		1,100

	Packaged Foods & Meats — 0.44%
3,215	Campbell Soup Co.	105
21,920	ConAgra Foods, Inc.	475
9,638	Del Monte Foods Co.	112
621	Flowers Foods, Inc.	16
3,032	H.J. Heinz Co.	120
3,073	Hormel Foods Corp.	109
2,772	Ralcorp Holdings, Inc. (a)	162
25,663	Sara Lee Corp.	286
5,858	Smithfield Foods, Inc. (a)	81
3,076	The Hershey Co.	120
5,813	The J.M. Smucker Co.	308
14,782	Tyson Foods, Inc., Class - A	187

		2,081

	Paper Packaging — 0.13%
5,235	Bemis Co., Inc.	136
4,559	Packaging Corp. of America	93
7,774	Sealed Air Corp.	152
5,018	Sonoco Products Co.	138
5,468	Temple - Inland, Inc.	90

		609

	Paper Products — 0.14%
21,254	International Paper Co.	473
8,391	MeadWestvaco Corp.	187

		660

	Personal Products — 0.02%
593	Alberto-Culver Co.	16
800	Mead Johnson Nutrition Co., Class - A	36
774	NBTY, Inc. (a)	31

		83

	Pharmaceuticals — 0.20%
5,720	Endo Pharmaceuticals Holdings, Inc. (a)	129
14,820	Forest Laboratories, Inc., Class - A (a)	436
12,033	King Pharmaceuticals, Inc. (a)	130
4,473	Mylan Laboratories, Inc. (a)	72
5,165	Watson Pharmaceuticals, Inc. (a)	189

		956

	Property & Casualty Insurance — 0.53%
286	Alleghany Corp. (a)	74
2,438	Allied World Assurance Holdings Ltd.	117
3,990	Aspen Insurance Holdings Ltd.	106
5,009	AXIS Capital Holdings Ltd.	151
7,090	Cincinnati Financial Corp.	184
676	CNA Financial Corp. (a)	16
416	Erie Indemnity Co., Class - A	16
9,737	Fidelity National Financial, Inc., Class - A	147
2,330	Hanover Insurance Group, Inc.	96
500	Markel Corp. (a)	165
6,157	MBIA, Inc. (a)	48

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Property & Casualty Insurance (continued)
1,366	Mercury General Corp.	$49
11,704	Old Republic International Corp.	143
925	OneBeacon Insurance Group Ltd.	13
4,566	The First American Corp.	148
30,050	The Progressive Corp. (a)	498
4,427	W.R. Berkley Corp.	112
69	Wesco Financial Corp.	22
399	White Mountains Insurance Group Ltd.	123
16,737	XL Capital Ltd., Class - A	292

		2,520

	Publishing — 0.08%
11,349	Gannett Co., Inc.	142
906	Interactive Data Corp.	24
1,583	Meredith Corp.	47
4,517	The New York Times Co., Class - A	37
314	The Washington Post Co., Class - B	147

		397

	Railroads — 0.01%
2,578	Kansas City Southern Industries, Inc. (a)	68

	Real Estate Operating Companies — 0.02%
5,523	Forest City Enterprises, Inc., Class - A	74

	Real Estate Services — 0.02%
2,042	Jones Lang LaSalle, Inc.	97

	Regional Banks — 0.72%
6,647	Associated Banc-Corp	76
4,008	BancorpSouth, Inc.	98
2,385	Bank of Hawaii Corp.	99
626	BOK Financial Corp.	29
10,834	CapitalSource, Inc.	47
2,129	City National Corp.	83
1,958	Commerce Bancshares, Inc.	73
2,563	Cullen/Frost Bankers, Inc.	132
39,049	Fifth Third Bancorp	395
287	First Citizens BancShares, Inc., Class - A	46
10,630	First Horizon National Corp. (a)	141
9,079	Fulton Financial Corp.	67
10,249	Huntington Bancshares, Inc.	48
43,037	KeyCorp	280
3,713	M & T Bank Corp.	231
17,924	Marshall & Ilsley Corp.	145
31,371	Popular, Inc.	89
56,689	Regions Financial Corp.	352
24,496	SunTrust Banks, Inc.	552
18,581	Synovus Financial Corp.	70
6,155	TCF Financial Corp.	80
7,305	Valley National Bancorp	90
3,204	Whitney Holding Corp.	30
3,502	Wilmington Trust Corp.	50
6,117	Zions Bancorp	110

		3,413

	Reinsurance — 0.26%
2,565	Arch Capital Group Ltd. (a)	173
1,696	Endurance Specialty Holdings Ltd.	62
3,010	Everest Re Group Ltd.	264
624	Odyssey Re Holdings Corp.	41
2,772	PartnerRe Ltd.	213
3,315	Reinsurance Group of America, Inc.	148
3,057	RenaissanceRe Holdings Ltd.	167
1,355	Transatlantic Holdings, Inc.	68

Shares	Security Description	Value (000)
	Reinsurance (continued)
4,028	Validus Holdings Ltd.	$104

		1,240

	Research and Consulting Services — 0.01%
1,286	Equifax, Inc.	37

	Residential REITs — 0.26%
5,672	Apartment Investment & Management Co., Class - A	84
3,952	AvalonBay Communities, Inc.	287
2,646	BRE Properties, Class - A	83
3,287	Camden Property Trust	132
13,480	Equity Residential	414
1,355	Essex Property Trust, Inc.	108
7,277	UDR, Inc.	115

		1,223

	Restaurants — 0.01%
11,440	Wendy’s/Arby’s Group, Inc., Class - A	54

	Retail REITs — 0.21%
2,525	Federal Realty Investment Trust	155
18,449	Kimco Realty Corp.	241
5,102	Realty Income Corp.	131
3,934	Regency Centers Corp.	146
2,632	Taubman Centers, Inc.	95
3,975	The Macerich Co.	120
5,072	Weingarten Realty Investors	101

		989

	Security & Alarm Services — 0.02%
4,934	Corrections Corp. of America (a)	112

	Semiconductor Equipment — 0.07%
8,305	KLA-Tencor Corp.	298
1,802	Novellus Systems, Inc. (a)	38

		336

	Semiconductors — 0.22%
12,974	Advanced Micro Devices, Inc. (a)	73
22,130	Atmel Corp. (a)	93
610	Cypress Semiconductor Corp. (a)	6
6,427	Fairchild Semiconductor International Corp. (a)	66
6,079	Integrated Device Technology, Inc. (a)	41
1,865	International Rectifier Corp. (a)	36
2,873	Intersil Corp., Class - A	44
31,690	LSI Logic Corp. (a)	174
2,406	Marvell Technology Group Ltd. (a)	39
2,293	Maxim Integrated Products, Inc.	42
752	Microchip Technology, Inc.	20
34,249	Micron Technology, Inc. (a)	281
10,780	PMC-Sierra, Inc. (a)	103

		1,018

	Soft Drinks — 0.11%
2,165	Coca Cola Enterprises, Inc.	46
12,501	Dr. Pepper Snapple Group, Inc. (a)	360
2,901	PepsiAmericas, Inc.	83
1,315	The Pepsi Bottling Group, Inc.	48

		537

	Specialized Consumer Services — 0.03%
1,780	Hillenbrand, Inc.	36
12,269	Service Corp. International	86
1,410	Weight Watchers International, Inc.	39

		161

	Specialized Finance — 0.09%
16,428	CIT Group, Inc.	20

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized Finance (continued)
1,897	Interactive Brokers Group, Inc., Class - A (a)	$38
9,443	NYSE Euronext	273
3,624	The Nasdaq Stock Market, Inc. (a)	76

		407

	Specialized REITs — 0.32%
8,746	HCP, Inc.	252
2,819	Health Care REIT, Inc.	117
5,996	Hospitality Properties Trust	122
29,537	Host Hotels & Resorts, Inc.	348
1,193	Nationwide Health Properties, Inc.	37
5,132	Plum Creek Timber Co., Inc.	157
2,134	Rayonier, Inc.	87
6,232	Senior Housing Properties Trust	119
7,752	Ventas, Inc.	299

		1,538

	Specialty Chemicals — 0.09%
4,233	Albemarle Corp.	146
2,357	Cytec Industries, Inc.	77
206	International Flavors & Fragrances, Inc.	8
400	Lubrizol Corp.	29
2,838	RPM International, Inc.	52
4,844	The Valspar Corp.	133
300	Valhi, Inc.	4

		449

	Specialty Stores — 0.05%
1,376	Barnes & Noble, Inc.	30
11,670	Office Depot, Inc. (a)	77
4,097	Signet Jewelers Ltd. (a)	108
486	Tiffany & Co.	19

		234

	Steel — 0.26%
5,376	AK Steel Holding Corp.	106
4,803	Allegheny Technologies, Inc.	168
2,213	Carpenter Technology Corp.	52
5,807	Cliffs Natural Resources, Inc.	188
5,442	Commercial Metals Co.	98
3,076	Reliance Steel & Aluminum Co.	131
211	Schnitzer Steel Industries, Inc., Class - A	11
10,635	Steel Dynamics, Inc.	163
7,103	United States Steel Corp.	315

		1,232

	Systems Software — 0.04%
4,324	CA, Inc.	95
9,579	Novell, Inc. (a)	43
1,456	Rovi Corp. (a)	49

		187

	Technology Distributors — 0.10%
3,355	Arrow Electronics, Inc. (a)	95
4,920	Avnet, Inc. (a)	128
7,841	Ingram Micro, Inc., Class - A (a)	132
2,480	Tech Data Corp. (a)	103

		458

	Thrifts & Mortgage Finance — 0.17%
7,690	First Niagara Financial Group, Inc.	95
10,110	Hudson City Bancorp, Inc.	133
16,903	New York Community Bancorp	193
16,877	Peoples United Financial, Inc.	262

Shares or Principal Amount (000)	Security Description	Value (000)
	Thrifts & Mortgage Finance (continued)
3,425	TFS Financial Corp.	$41
5,477	Washington Federal, Inc.	92

		816

	Tobacco — 0.02%
975	Lorillard, Inc.	72

	Trading Companies & Distributors — 0.01%
1,255	GATX Corp.	35
936	WESCO International, Inc. (a)	27

		62

	Trucking — 0.06%
1,641	Con-Way, Inc.	63
9,125	Hertz Global Holdings, Inc. (a)	99
2,763	Ryder System, Inc.	108

		270

	Water Utilities — 0.04%
2,908	American Water Works Co., Inc.	58
6,558	Aqua America, Inc.	116

		174

	Wireless Telecommunication Services — 0.15%
3,010	Clearwire Corp., Class - A (a)	24
9,116	Crown Castle International Corp. (a)	286
639	Leap Wireless International, Inc. (a)	13
7,694	NII Holdings, Inc. (a)	231
4,447	Telephone & Data Systems, Inc.	138
727	United States Cellular Corp. (a)	28

		720

	Total SSgA Funds Management, Inc.	73,822

	Total Common Stocks	379,181

	Corporate Bonds — 0.23%
	PIMCO — 0.23%
$100	General Electric Capital Corp., Series A, MTN, 0.42%, 3/20/14(b)	89
100	General Electric Capital Corp., Series A, MTN, 0.61%, 5/8/13(b)	91
100	General Electric Capital Corp., Series A, MTN, 0.66%, 5/11/16(b)	84
500	General Electric Capital Corp., Series A, MTN, 0.45%, 9/15/14(b)	440
400	Hewlett-Packard Co., 1.43%, 5/27/11(b)	406

	Total Corporate Bonds	1,110

	Asset Backed Securities — 0.01%
	PIMCO — 0.01%
4	Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B, 0.94%, 9/15/10(b)	4
38	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	40

	Total Asset Backed Securities	44

	Collateralized Mortgage Obligations — 0.05%
	PIMCO — 0.05%
18	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45(b)	11

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$80	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47(b)	$73
23	Banc of America Mortgage Securities, Inc., Series 2006-A, Class 2A1, 5.42%, 2/25/36(b)	17
27	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37(b)	14
29	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.88%, 2/25/37(b)	18
33	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46(b)	16
26	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.46%, 7/20/46(b)	11
5	Fannie Mae, Series 2005-47, Class PA, 5.40%, 9/25/24	5
25	Freddie Mac, Series 3346, Class FA, 0.47%, 2/15/19(b)	25
80	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	68

	Total Collateralized Mortgage Obligations	258

	Municipal Bonds — 0.02%
	PIMCO — 0.02%
	Washington — 0.02%
100	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	106

	Total Municipal Bonds	106

	U.S. Government Agency Mortgages — 0.04%
	PIMCO — 0.04%
50	Fannie Mae, Pool #899977, 5.50%, 9/1/37	52
50	Fannie Mae, Pool #900980, 6.00%, 9/1/36	53
99	Fannie Mae, Pool #AC0001, 4.00%, 8/1/39	98

	Total U.S. Government Agency Mortgages	203

	U.S. Treasury Obligations — 4.43%
	PIMCO — 4.39%
400	U.S. Treasury Bill, 0.25%, 1/14/10(c)	400
432	U.S. Treasury Bill, 0.25%, 2/18/10(c)	432
9,048	U.S. Treasury Bill, 0.19%, 3/18/10(c)(d)	9,042
1,000	U.S. Treasury Bond, 7.88%, 2/15/21	1,394
1,700	U.S. Treasury Bond, 7.25%, 8/15/22(d)	2,295
300	U.S. Treasury Note, 3.00%, 8/31/16	302
2,200	U.S. Treasury Note, 3.00%, 9/30/16	2,209

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$200	U.S. Treasury Note, 3.50%, 2/15/18(d)	$204
2,200	U.S. Treasury Note, 4.00%, 8/15/18(d)	2,322
2,100	U.S. Treasury Note, 3.63%, 8/15/19	2,155

	Total PIMCO	20,755

	SSgA Funds Management, Inc. — 0.04%
197	U.S. Treasury Bill, 0.13%, 12/10/09(c)(d)	197

	Total U.S. Treasury Obligations	20,952

	Yankee Dollars — 0.28%
	PIMCO — 0.28%
1,200	KFW, Series G, MTN, 4.88%, 6/17/19	1,305

	Total Yankee Dollars	1,305

	Time Deposits — 0.94%
	Institutional Capital, LLC — 0.49%
2,320	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	2,320

	PIMCO — 0.45%
2,124	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	2,124

	Total Time Deposits	4,444

	Money Market Mutual Funds — 0.31%
	SSgA Funds Management, Inc. — 0.31%
1,447,836	Alliance Money Market Fund Prime Portfolio, 0.20% (b)	1,448
592	Federated Prime Obligations Portfolio, 0.21% (b)	1

	Total Money Market Mutual Funds	1,449

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
84	Put - S&P 500 Future
	Expiring December, 2009 at $400	1

	Total Put Options Purchased	1

	Repurchase Agreements — 9.93%
	PIMCO — 9.93%
4,500	Bank of America Securities LLC, 0.04%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $4,500,005, collateralized by FHLMC, 5.00%, 7/1/35, fair value $4,620,405)	4,500
4,400	Barclays Capital, Inc., 0.08%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $4,400,010, collateralized by Regions Bank, 2.75%, 12/10/10, fair value $4,490,503)	4,400
11,400	BNP Paribas Securities Corp., 0.04%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $11,400,013, collateralized by FHLMC, 0.09-6.88%, 6/1/10 - 9/15/10, fair value $11,625,801)	11,400

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Value Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$8,900	JPMorgan Securities, Inc., 0.04%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $8,900,010, collateralized by FHLMC, 1.75%, 4/27/11, fair value $9,019,588)	$8,900
8,900	JPMorgan Securities, Inc., 0.06%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $8,900,015, collateralized by FNMA, 5.50%, 6/1/38, fair value $9,231,853)	8,900
8,900	RBS Securities, Inc., 0.05%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $8,900,012, collateralized by FHLB, 0.75%, 1/18/11, fair value $9,087,433)	8,900

	Total Repurchase Agreements	47,000

	Total Investments (cost $396,364) — 96.35%	456,053
	Other assets in excess of liabilities — 3.65%	17,288

	Net Assets — 100.00%	$473,341

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009. The maturity date represents actual maturity date.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
1	Euro-Buxl Future	$99	Dec-09	$5
(58)	S&P 500 E-mini Future	(1)	Dec-09	41
345	S&P Future	91	Dec-09	2,407

				$2,453

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
31	S&P 400 E-mini Future	$2,137	Dec-09	$66

	Net Unrealized Appreciation/(Depreciation)			$2,519

Written Options on Futures

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(830)	Call - Interest Rate Option U.S. Dollar 7-Year Interest	$3	$(39)	$(53)	Nov-09	$(14)

						$(14)

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 9/30/09 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,452,050	Brazilian Real	10/2/09	$743	$820	$77
890,000	Korean Won	11/18/09	1	1	—
210,000,000	Korean Won	11/18/09	697	756	59
889,110,000	Korean Won	11/18/09	169	179	10

	Total Currencies Purchased		$1,610	$1,756	$146

	Currencies Sold
1,452,050	Brazilian Real	10/2/09	778	820	(42)
10,000	British Sterling Pound	10/28/09	17	16	1
81,000,000	Japanese Yen	10/20/09	875	902	(27)

	Total Currencies Sold		$1,670	$1,738	$(68)

	Net Unrealized Appreciation/(Depreciation)				$78

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 99.33%
	Jennison Associates LLC — 37.27%
	Aerospace & Defense — 0.28%
7,900	Precision Castparts Corp.	$805
23,150	United Technologies Corp.	1,410

		2,215

	Apparel, Accessories & Luxury Goods — 0.21%
51,560	Coach, Inc.	1,697

	Application Software — 1.75%
203,566	Adobe Systems, Inc. (a)	6,726
52,900	Salesforce.com, Inc. (a)	3,011
88,700	SAP AG - Sponsored ADR	4,335

		14,072

	Auto Parts & Equipment — 0.27%
84,100	Johnson Controls, Inc.	2,150

	Biotechnology — 2.53%
25,100	Amgen, Inc. (a)	1,512
112,368	Celgene Corp. (a)	6,281
223,841	Gilead Sciences, Inc. (a)	10,426
56,400	Vertex Pharmaceuticals, Inc. (a)	2,138

		20,357

	Communications Equipment — 2.81%
424,171	Cisco Systems, Inc. (a)	9,985
281,221	Qualcomm, Inc.	12,649

		22,634

	Computer Hardware — 3.25%
72,271	Apple, Inc. (a)	13,397
150,831	Hewlett Packard Co.	7,121
47,400	International Business Machines Corp.	5,669

		26,187

	Computer Storage & Peripherals — 0.35%
105,102	NetApp, Inc. (a)	2,804

	Data Processing & Outsourced Services — 1.63%
26,700	MasterCard, Inc., Class - A	5,397
112,314	Visa, Inc., Class - A	7,762

		13,159

	Department Stores — 0.52%
73,400	Kohl’s Corp. (a)	4,187

	Drug Retail — 0.38%
85,282	CVS Caremark Corp.	3,048

	Electronic Equipment & Instruments — 0.42%
121,158	Agilent Technologies, Inc. (a)	3,372

	Fertilizers & Agricultural Chemicals — 0.60%
61,935	Monsanto Co.	4,794

	Footwear — 0.68%
85,197	NIKE, Inc., Class - B	5,512

	General Merchandise Stores — 0.52%
90,400	Target Corp.	4,220

	Health Care Equipment — 1.00%
141,300	Baxter International, Inc.	8,056

	Health Care Services — 0.90%
130,929	Medco Health Solutions, Inc. (a)	7,242

	Health Care Supplies — 0.93%
53,829	Alcon, Inc.	7,464

	Home Entertainment Software — 0.04%
26,900	Shanda Games Ltd. - Sponsored ADR (a)	315

	Hotels, Resorts & Cruise Lines — 0.20%
59,100	Marriott International, Inc., Class - A	1,631

Shares	Security Description	Value (000)
	Household Products — 0.75%
79,032	Colgate-Palmolive Co.	$6,029

	Hypermarkets & Super Centers — 0.76%
108,953	Costco Wholesale Corp.	6,152

	Industrial Gases — 0.16%
16,200	Praxair, Inc.	1,323

	Integrated Oil & Gas — 1.42%
79,153	Occidental Petroleum Corp.	6,206
113,800	Petroleo Brasileiro S.A. - ADR	5,223

		11,429

	Internet Retail — 1.37%
118,012	Amazon.com, Inc. (a)	11,018

	Internet Software & Services — 2.46%
7,700	Baidu, Inc. - Sponsored ADR (a)	3,011
30,358	Google, Inc., Class - A (a)	15,053
108,000	Tencent Holdings Ltd. - ADR	1,734

		19,798

	Investment Banking & Brokerage — 2.04%
299,427	Charles Schwab Corp.	5,734
57,840	The Goldman Sachs Group, Inc.	10,663

		16,397

	Life Sciences Tools & Services — 0.06%
10,700	Illumina, Inc. (a)	455

	Movies & Entertainment — 0.73%
215,372	The Walt Disney Co.	5,914

	Oil & Gas Equipment & Services — 0.83%
63,168	Schlumberger Ltd.	3,765
140,000	Weatherford International Ltd. (a)	2,902

		6,667

	Oil & Gas Exploration & Production — 0.65%
122,099	Southwestern Energy Co. (a)	5,211

	Other Diversified Financial Services — 0.24%
43,300	JPMorgan Chase & Co.	1,897

	Packaged Foods & Meats — 0.68%
72,000	Cadbury PLC - Sponsored ADR	3,687
61,900	Unilever PLC - Sponsored ADR	1,775

		5,462

	Pharmaceuticals — 3.09%
100,823	Abbott Laboratories	4,988
146,755	Mylan Laboratories, Inc. (a)	2,350
159,520	Roche Holdings AG - ADR	6,476
58,730	Shire PLC - ADR	3,071
158,212	Teva Pharmaceutical Industries Ltd. - ADR	7,999

		24,884

	Restaurants — 0.28%
109,400	Starbucks Corp. (a)	2,259

	Semiconductors — 0.36%
104,100	Analog Devices, Inc.	2,871

	Soft Drinks — 0.71%
97,900	PepsiCo, Inc.	5,743

	Specialty Stores — 0.08%
16,700	Tiffany & Co.	643

	Systems Software — 1.33%
272,200	Microsoft Corp.	7,047
173,750	Oracle Corp.	3,621

		10,668

	Total Jennison Associates LLC	299,936

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. — 23.58%
	Advertising — 0.05%
11,240	Omnicom Group, Inc.	$415

	Aerospace & Defense — 0.71%
1,271	Alliant Techsystems, Inc. (a)	99
1,836	BE Aerospace, Inc. (a)	37
1,100	General Dynamics Corp.	71
4,552	Goodrich Corp.	247
27,216	Honeywell International, Inc.	1,011
711	ITT Corp.	37
11,546	Lockheed Martin Corp.	902
1,392	Northrop Grumman Corp.	72
5,101	Precision Castparts Corp.	520
10,986	Raytheon Co.	527
5,825	Rockwell Collins, Inc.	296
1,400	Spirit Aerosystems Holdings, Inc., Class - A (a)	25
2,197	The Boeing Co.	119
1,400	TransDigm Group, Inc. (a)	70
28,052	United Technologies Corp.	1,709

		5,742

	Agricultural Products — 0.05%
13,000	Archer-Daniels-Midland Co.	380

	Air Freight & Logistics — 0.26%
6,130	C.H. Robinson Worldwide, Inc.	354
7,866	Expeditors International of Washington, Inc.	276
25,328	United Parcel Service, Inc., Class - B	1,430
3,287	UTI Worldwide, Inc.	48

		2,108

	Airlines — 0.07%
9,865	AMR Corp. (a)	78
5,000	Continental Airlines, Class - B (a)	82
1,042	Copa Holdings SA, Class - A	46
27,969	Delta Air Lines, Inc. (a)	251
8,000	Southwest Airlines Co.	77

		534

	Alternative Carriers — 0.01%
5,200	tw telecom, Inc. (a)	70

	Aluminum — 0.03%
16,392	Alcoa, Inc.	215

	Apparel Retail — 0.23%
1,750	Abercrombie & Fitch Co., Class - A	58
2,400	Aeropostale, Inc. (a)	104
6,124	American Eagle Outfitters, Inc.	103
5,900	Chico’s FAS, Inc. (a)	77
2,800	Foot Locker, Inc.	33
2,121	Guess?, Inc.	79
6,477	Limited Brands, Inc.	110
4,670	Ross Stores, Inc.	223
15,821	The Gap, Inc.	339
15,150	The TJX Cos., Inc.	563
4,651	Urban Outfitters, Inc. (a)	140

		1,829

	Apparel, Accessories & Luxury Goods — 0.09%
11,476	Coach, Inc.	377
3,405	Hanesbrands, Inc. (a)	73
1,188	Phillips-Van Heusen Corp.	51
1,891	Polo Ralph Lauren Corp.	145
800	V.F. Corp.	58

		704

Shares	Security Description	Value (000)
	Application Software — 0.26%
19,245	Adobe Systems, Inc. (a)	$636
1,145	Amdocs Ltd. (a)	31
3,297	ANSYS, Inc. (a)	124
5,850	Autodesk, Inc. (a)	139
9,200	Cadence Design Systems, Inc. (a)	68
6,560	Citrix Systems, Inc. (a)	257
1,518	FactSet Research Systems, Inc.	101
11,623	Intuit, Inc. (a)	331
6,976	Nuance Communications, Inc. (a)	104
4,031	Salesforce.com, Inc. (a)	229
3,100	Synopsys, Inc. (a)	69

		2,089

	Asset Management & Custody Banks — 0.27%
1,588	Affiliated Managers Group, Inc. (a)	103
700	Ameriprise Financial, Inc.	26
9,100	Bank of New York Mellon Corp.	264
203	BlackRock, Inc., Class - A	44
4,206	Eaton Vance Corp.	118
2,850	Federated Investors, Inc.	75
2,475	Franklin Resources, Inc.	249
7,740	GLG Partners, Inc.	31
1,143	Invesco Ltd.	26
5,947	Janus Capital Group, Inc.	84
8,848	Northern Trust Corp.	515
4,593	SEI Investments Co.	90
9,216	T. Rowe Price Group, Inc.	421
3,223	Waddell & Reed Financial, Inc., Class - A	92

		2,138

	Auto Parts & Equipment — 0.07%
3,965	BorgWarner, Inc.	120
5,172	Gentex Corp.	73
11,769	Johnson Controls, Inc.	301
300	TRW Automotive Holdings Corp. (a)	5
2,072	WABCO Holdings, Inc.	44

		543

	Automobile Manufacturers — 0.00%
747	Thor Industries, Inc.	23

	Automotive Retail — 0.07%
3,370	Advance Auto Parts, Inc.	132
1,015	AutoZone, Inc. (a)	148
5,673	CarMax, Inc. (a)	119
4,923	O’Reilly Automotive, Inc. (a)	178
300	Penske Automotive Group, Inc.	6

		583

	Biotechnology — 0.85%
3,300	Alexion Pharmaceuticals, Inc. (a)	147
37,000	Amgen, Inc. (a)	2,228
5,558	Amylin Pharmaceuticals, Inc. (a)	76
10,554	Biogen Idec, Inc. (a)	533
3,756	BioMarin Pharmaceutical, Inc. (a)	68
16,851	Celgene Corp. (a)	942
2,774	Cephalon, Inc. (a)	162
4,200	Dendreon Corp. (a)	118
9,856	Genzyme Corp. (a)	559
33,043	Gilead Sciences, Inc. (a)	1,539
3,500	Myriad Genetics, Inc. (a)	96
308	New Abraxis, Inc. (a)	11
2,000	OSI Pharmaceuticals, Inc. (a)	71
1,800	United Therapeutics Corp. (a)	88
6,427	Vertex Pharmaceuticals, Inc. (a)	244

		6,882

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Brewers — 0.00%
300	Molson Coors Brewing Co., Class - B	$15

	Broadcasting & Cable TV — 0.03%
9,500	Discovery Communications, Inc., Class C (a)	247

	Building Products — 0.02%
1,805	Lennox International, Inc.	65
6,100	Masco Corp.	79
1,500	Owens Corning (a)	34

		178

	Cable & Satellite — 0.08%
7,894	Comcast Corp., Class - A	133
16,762	DirecTV Group, Inc. (a)	462
1,800	Scripps Networks Interactive, Inc., Class - A	67

		662

	Casinos & Gaming — 0.06%
8,891	International Game Technology, Inc.	191
8,303	Las Vegas Sands Corp. (a)	140
3,706	MGM Mirage, Inc. (a)	44
2,533	Scientific Games Corp., Class - A (a)	40
1,500	WMS Industries, Inc. (a)	67

		482

	Coal & Consumable Fuels — 0.12%
4,329	Alpha Natural Resources, Inc. (a)	152
6,593	CONSOL Energy, Inc.	297
2,528	Massey Energy Co.	71
9,908	Peabody Energy Corp.	369
1,921	Walter Energy, Inc.	115

		1,004

	Commercial Printing — 0.01%
2,100	R.R. Donnelley & Sons Co.	45

	Commodity Chemicals — 0.02%
5,288	Celanese Corp., Series - A	132

	Communications Equipment — 1.16%
5,491	Brocade Communications Systems, Inc. (a)	43
397	Ciena Corp. (a)	7
210,234	Cisco Systems, Inc. (a)	4,949
48,726	Corning, Inc.	746
2,853	F5 Networks, Inc. (a)	113
3,908	Harris Corp.	147
4,623	JDS Uniphase Corp. (a)	33
18,966	Juniper Networks, Inc. (a)	512
5,900	Motorola, Inc.	51
60,478	Qualcomm, Inc.	2,720

		9,321

	Computer & Electronics Retail — 0.08%
12,311	Best Buy Co., Inc.	462
5,186	GameStop Corp. (a)	137
400	RadioShack Corp.	7

		606

	Computer Hardware — 2.02%
32,507	Apple, Inc. (a)	6,026
62,728	Dell, Inc. (a)	957
2,082	Diebold, Inc.	69
67,649	Hewlett Packard Co.	3,194
48,184	International Business Machines Corp.	5,763
5,878	NCR Corp. (a)	81
5,192	Teradata Corp. (a)	143

		16,233

Shares	Security Description	Value (000)
	Computer Storage & Peripherals — 0.14%
7,659	EMC Corp. (a)	$130
12,327	Network Appliance, Inc. (a)	329
4,200	QLogic Corp. (a)	72
3,896	SanDisk Corp. (a)	85
16,092	Seagate Technology	245
7,313	Western Digital Corp. (a)	267

		1,128

	Construction & Engineering — 0.09%
3,301	AECOM Technology Corp. (a)	90
6,676	Fluor Corp.	339
4,546	Jacobs Engineering Group, Inc. (a)	209
2,645	The Shaw Group, Inc. (a)	85
373	URS Corp. (a)	16

		739

	Construction & Farm Machinery — 0.21%
689	Bucyrus International, Inc.	25
11,013	Caterpillar, Inc.	565
2,402	Cummins, Inc.	108
3,754	Deere & Co.	161
3,247	Joy Global, Inc.	159
2,200	Navistar International Corp. (a)	82
12,211	PACCAR, Inc.	460
1,179	Toro Co.	47
1,600	Wabtec Corp.	60

		1,667

	Construction Materials — 0.01%
1,457	Eagle Materials, Inc.	42
610	Martin Marietta Materials, Inc.	56

		98

	Consumer Electronics — 0.02%
3,341	Garmin Ltd.	126
1,172	Harman International Industries, Inc.	40

		166

	Consumer Finance — 0.06%
6,754	American Express Co.	229
1,100	AmeriCredit Corp. (a)	18
4,600	Capital One Financial Corp.	164
4,103	SLM Corp. (a)	36

		447

	Data Processing & Outsourced Services — 0.57%
1,903	Affiliated Computer Services, Inc., Class - A (a)	103
1,938	Alliance Data Systems Corp. (a)	118
18,428	Automatic Data Processing, Inc.	724
3,010	Broadridge Financial Solutions, Inc.	61
1,167	DST Systems, Inc. (a)	52
2,552	Fidelity National Information Services, Inc.	65
5,775	Fiserv, Inc. (a)	278
2,338	Genpact Ltd. (a)	29
2,897	Global Payments, Inc.	135
2,987	Hewitt Associates, Inc., Class - A (a)	109
3,526	Lender Processing Services, Inc.	135
3,049	Mastercard, Inc., Class - A	616
3,331	Metavante Technologies, Inc. (a)	115
2,833	NeuStar, Inc. (a)	64
11,658	Paychex, Inc.	339
25,581	The Western Union Co.	484
4,014	Total System Services, Inc.	65
16,440	Visa, Inc., Class - A	1,136

		4,628

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Department Stores — 0.10%
10,443	Kohl’s Corp. (a)	$596
6,078	Nordstrom, Inc.	185

		781

	Distillers & Vintners — 0.02%
2,636	Brown-Forman Corp., Class - B	127

	Distributors — 0.01%
4,966	LKQ Corp. (a)	92

	Diversified Banks — 0.09%
25,500	Wells Fargo & Co.	719

	Diversified Chemicals — 0.06%
100	Ashland, Inc.	4
10,800	E.I. du Pont de Nemours & Co.	347
2,284	FMC Corp.	129

		480

	Diversified Metals & Mining — 0.10%
700	Compass Minerals International, Inc.	43
9,100	Freeport-McMoRan Copper & Gold, Inc., Class - B	625
4,725	Southern Copper Corp.	145

		813

	Diversified Real Estate Activities — 0.01%
3,494	The St. Joe Co. (a)	102

	Diversified Support Services — 0.04%
1,000	Cintas Corp.	30
2,541	Copart, Inc. (a)	85
6,679	Iron Mountain, Inc. (a)	178

		293

	Drug Retail — 0.24%
16,302	CVS Caremark Corp.	583
36,092	Walgreen Co.	1,352

		1,935

	Education Services — 0.10%
4,915	Apollo Group, Inc., Class - A (a)	362
2,200	Career Education Corp. (a)	54
2,247	DeVry, Inc.	124
1,404	ITT Educational Services, Inc. (a)	155
520	Strayer Education, Inc.	113

		808

	Electric Utilities — 0.11%
3,728	Allegheny Energy, Inc.	99
625	DPL, Inc.	16
2,154	Exelon Corp.	107
2,000	FPL Group, Inc.	110
1,800	ITC Holdings Corp.	82
4,101	NV Energy, Inc.	48
13,627	PPL Corp.	413

		875

	Electrical Components & Equipment — 0.23%
3,847	AMETEK, Inc.	134
27,559	Emerson Electric Co.	1,105
1,827	First Solar, Inc. (a)	279
290	Hubbell, Inc., Class - B	12
569	Rockwell Automation, Inc.	24
2,795	Roper Industries, Inc.	143
3,518	SunPower Corp., Class - A (a)	105

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
700	Thomas & Betts Corp. (a)	$21

		1,823

	Electronic Components — 0.04%
6,276	Amphenol Corp., Class - A	237
1,948	Dolby Laboratories, Inc., Class - A (a)	74
1,600	Vishay Intertechnology, Inc. (a)	13

		324

	Electronic Equipment & Instruments — 0.09%
12,358	Agilent Technologies, Inc. (a)	344
5,305	FLIR Systems, Inc. (a)	148
1,301	Itron, Inc. (a)	84
1,262	Mettler-Toledo International, Inc. (a)	114
2,256	National Instruments Corp.	62

		752

	Electronic Manufacturing Services — 0.02%
3,639	Jabil Circuit, Inc.	49
215	Molex, Inc.	4
4,599	Trimble Navigation Ltd. (a)	110

		163

	Environmental & Facilities Services — 0.10%
3,720	Republic Services, Inc., Class - A	99
3,100	Stericycle, Inc. (a)	150
2,000	Waste Connections, Inc. (a)	58
16,085	Waste Management, Inc.	479

		786

	Fertilizers & Agricultural Chemicals — 0.27%
1,499	CF Industries Holdings, Inc.	129
1,590	Intrepid Potash, Inc. (a)	38
19,870	Monsanto Co.	1,538
2,370	Terra Industries, Inc.	82
5,847	The Mosaic Co.	281
1,590	The Scotts Miracle-Gro Co., Class - A	68

		2,136

	Food Distributors — 0.07%
21,666	Sysco Corp.	538

	Food Retail — 0.06%
19,916	The Kroger Co.	411
3,305	Whole Foods Market, Inc. (a)	101

		512

	Footwear — 0.11%
13,091	NIKE, Inc., Class - B	847

	Gas Utilities — 0.03%
4,819	EQT Corp.	205

	General Merchandise Stores — 0.20%
419	Big Lots, Inc. (a)	11
3,264	Dollar Tree, Inc. (a)	159
5,268	Family Dollar Stores, Inc.	139
27,450	Target Corp.	1,281

		1,590

	Gold — 0.10%
17,337	Newmont Mining Corp.	763
400	Royal Gold, Inc.	18

		781

	Health Care Distributors — 0.10%
9,618	AmerisourceBergen Corp.	215
3,290	Henry Schein, Inc. (a)	181
4,942	McKesson Corp.	295
3,496	Patterson Cos., Inc. (a)	95

		786

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Equipment — 0.80%
22,020	Baxter International, Inc.	$1,255
2,487	Beckman Coulter, Inc.	171
8,784	Becton, Dickinson & Co.	613
19,487	Boston Scientific Corp. (a)	206
3,570	C.R. Bard, Inc.	281
2,091	Edwards Lifesciences Corp. (a)	146
1,921	Gen-Probe, Inc. (a)	80
1,025	Hill-Rom Holdings, Inc.	22
1,010	Hologic, Inc. (a)	17
5,868	Hospira, Inc. (a)	262
2,086	IDEXX Laboratories, Inc. (a)	104
1,410	Intuitive Surgical, Inc. (a)	370
899	Kinetic Concepts, Inc. (a)	33
40,837	Medtronic, Inc.	1,503
2,750	ResMed, Inc. (a)	124
12,673	St. Jude Medical, Inc. (a)	494
12,383	Stryker Corp.	563
700	Teleflex, Inc.	34
4,668	Varian Medical Systems, Inc. (a)	197

		6,475

	Health Care Facilities — 0.03%
1,584	Community Health Systems, Inc. (a)	51
8,542	Health Management Associates, Inc., Class - A (a)	64
11,426	Tenet Healthcare Corp. (a)	67
100	Universal Health Services, Inc., Class - B	6
3,267	VCA Antech, Inc. (a)	88

		276

	Health Care Services — 0.33%
3,817	DaVita, Inc. (a)	216
500	Emdeon, Inc., Class A (a)	8
9,999	Express Scripts, Inc. (a)	776
3,990	Laboratory Corp. of America Holdings (a)	262
2,088	Lincare Holdings, Inc. (a)	65
17,674	Medco Health Solutions, Inc. (a)	978
591	Mednax, Inc. (a)	32
1,975	Omnicare, Inc.	45
5,766	Quest Diagnostics, Inc.	301

		2,683

	Health Care Supplies — 0.03%
5,501	Dentsply International, Inc.	190
1,449	Inverness Medical Innovations, Inc. (a)	56

		246

	Health Care Technology — 0.04%
2,500	Allscripts-Misys Healthcare Solutions, Inc.	51
2,455	Cerner Corp. (a)	184
3,523	HLTH Corp. (a)	51
1,458	IMS Health, Inc.	22

		308

	Home Entertainment Software — 0.05%
11,918	Activision Blizzard, Inc. (a)	148
11,909	Electronic Arts, Inc. (a)	227

		375

	Home Furnishings — 0.01%
3,400	Leggett & Platt, Inc.	66

	Home Improvement Retail — 0.08%
16,829	Lowe’s Cos., Inc.	352
4,100	The Home Depot, Inc.	109

Shares	Security Description	Value (000)
	Home Improvement Retail (continued)
3,083	The Sherwin-Williams Co.	$186

		647

	Homebuilding — 0.00%
600	M.D.C. Holdings, Inc.	21
1	NVR, Inc. (a)	1
1,116	Pulte Homes, Inc.	12

		34

	Homefurnishing Retail — 0.05%
1,900	Aaron’s, Inc.	50
9,439	Bed Bath & Beyond, Inc. (a)	354
1,523	Williams-Sonoma, Inc.	31

		435

	Hotels, Resorts & Cruise Lines — 0.06%
7,262	Carnival Corp.	242
164	Choice Hotels International, Inc.	5
5,095	Marriott International, Inc., Class - A	141
1,600	Royal Caribbean Cruises Ltd. (a)	38
1,186	Starwood Hotels & Resorts Worldwide, Inc.	39
3,200	Wyndham Worldwide Corp.	52

		517

	Household Appliances — 0.00%
600	Snap-on, Inc.	21

	Household Products — 0.84%
2,564	Church & Dwight Co., Inc.	145
18,209	Colgate-Palmolive Co.	1,389
2,080	Energizer Holdings, Inc. (a)	138
13,066	Kimberly-Clark Corp.	771
4,527	The Clorox Co.	266
69,589	The Procter & Gamble Co.	4,031

		6,740

	Housewares & Specialties — 0.00%
1,800	Newell Rubbermaid, Inc.	28

	Human Resource & Employment Services — 0.02%
2,954	Monster Worldwide, Inc. (a)	52
5,431	Robert Half International, Inc.	136

		188

	Hypermarkets & Super Centers — 0.61%
400	BJ’s Wholesale Club, Inc. (a)	14
15,808	Costco Wholesale Corp.	893
80,777	Wal-Mart Stores, Inc.	3,965

		4,872

	Independent Power Producers & Energy Traders — 0.07%
6,277	Calpine Corp. (a)	72
5,533	Constellation Energy Group, Inc.	179
800	Ormat Technologies, Inc.	33
19,928	The AES Corp. (a)	295

		579

	Industrial Conglomerates — 0.26%
25,356	3M Co.	1,871
639	Carlisle Cos., Inc.	22
8,448	McDermott International, Inc. (a)	213

		2,106

	Industrial Gases — 0.14%
2,673	Air Products & Chemicals, Inc.	207
11,285	Praxair, Inc.	922

		1,129

	Industrial Machinery — 0.16%
1,000	Crane Co.	26

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Industrial Machinery (continued)
5,939	Danaher Corp.	$400
2,936	Donaldson Co., Inc.	102
4,689	Dover Corp.	182
1,976	Flowserve Corp.	195
1,090	Graco, Inc.	30
2,067	Harsco Corp.	73
1,895	IDEX Corp.	53
4,263	Pall Corp.	138
1,100	Pentair, Inc.	32
790	Valmont Industries, Inc.	67

		1,298

	Insurance Brokers — 0.02%
3,300	Arthur J. Gallagher & Co.	80
2,920	Brown & Brown, Inc.	56
1,600	Marsh & McLennan Cos., Inc.	40

		176

	Integrated Oil & Gas — 0.39%
45,939	Exxon Mobil Corp.	3,152

	Integrated Telecommunication Services — 0.01%
5,513	Frontier Communications Corp.	42
7,155	Windstream Corp.	72

		114

	Internet Retail — 0.20%
12,008	Amazon.com, Inc. (a)	1,121
6,300	Expedia, Inc. (a)	151
1,500	Netflix, Inc. (a)	70
1,479	priceline.com, Inc. (a)	245

		1,587

	Internet Software & Services — 0.72%
6,162	Akamai Technologies, Inc. (a)	121
9,454	eBay, Inc. (a)	223
1,387	Equinix, Inc. (a)	128
8,688	Google, Inc., Class - A (a)	4,308
1,239	IAC/InterActiveCorp. (a)	25
1,084	Sohu.com, Inc. (a)	75
7,033	VeriSign, Inc. (a)	167
147	WebMD Health Corp., Class - A (a)	5
40,732	Yahoo!, Inc. (a)	725

		5,777

	Investment Banking & Brokerage — 0.21%
34,870	Charles Schwab Corp.	668
800	Greenhill & Co., Inc.	72
105	Investment Technology Group, Inc. (a)	3
3,100	Jefferies Group, Inc. (a)	84
2,747	Lazard Ltd., Class - A	114
11,555	Morgan Stanley	357
9,334	TD Ameritrade Holding Corp. (a)	183
1,120	The Goldman Sachs Group, Inc.	206

		1,687

	IT Consulting & Other Services — 0.06%
10,538	Cognizant Tech Solutions Corp. (a)	407
5,523	SAIC, Inc. (a)	97

		504

	Leisure Products — 0.03%
2,666	Hasbro, Inc.	74
10,100	Mattel, Inc.	186

		260

Shares	Security Description	Value (000)
	Life & Health Insurance — 0.14%
17,177	AFLAC, Inc.	$734
3,200	Lincoln National Corp.	83
11,200	Principal Financial Group, Inc.	307

		1,124

	Life Sciences Tools & Services — 0.16%
700	Bio-Rad Laboratories, Inc., Class - A (a)	64
1,745	Charles River Laboratories International, Inc. (a)	65
2,362	Covance, Inc. (a)	128
4,538	Illumina, Inc. (a)	193
5,698	Life Technologies Corp. (a)	265
2,003	Millipore Corp. (a)	141
783	PerkinElmer, Inc.	15
3,646	Pharmaceutical Product Development, Inc.	80
1,440	Techne Corp.	90
1,198	Thermo Electron Corp. (a)	52
3,433	Waters Corp. (a)	192

		1,285

	Managed Health Care — 0.04%
3,511	Aetna, Inc.	98
549	CIGNA Corp.	15
1,679	Coventry Health Care, Inc. (a)	34
2,181	Humana, Inc. (a)	81
1,190	WellPoint, Inc. (a)	56

		284

	Marine — 0.00%
460	Kirby Corp. (a)	17

	Metal & Glass Containers — 0.07%
2,242	Ball Corp.	110
5,870	Crown Holdings, Inc. (a)	160
4,974	Owens-Illinois, Inc. (a)	183
3,900	Pactiv Corp. (a)	102

		555

	Movies & Entertainment — 0.02%
930	CTC Media, Inc. (a)	15
1,800	Marvel Entertainment, Inc. (a)	89
1,700	Regal Entertainment Group, Class - A	21

		125

	Multi-line Insurance — 0.02%
1,655	American International Group, Inc. (a)	73
7,300	Genworth Financial, Inc., Class - A	87

		160

	Multi-Sector Holdings — 0.01%
2,400	Leucadia National Corp. (a)	59

	Multi-Utilities — 0.02%
11,647	CenterPoint Energy, Inc.	145
700	Integrys Energy Group, Inc.	25

		170

	Office Electronics — 0.01%
2,007	Zebra Technologies Corp., Class - A (a)	52

	Office REITs — 0.02%
300	Alexandria Real Estate Equities, Inc.	16
2,766	Digital Realty Trust, Inc.	127

		143

	Office Services & Supplies — 0.00%
900	Avery Dennison Corp.	32

	Oil & Gas Drilling — 0.06%
1,630	Atwood Oceanics, Inc. (a)	58
2,464	Diamond Offshore Drilling, Inc.	235

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Drilling (continued)
1,358	ENSCO International, Inc.	$58
1,300	Helmerich & Payne, Inc.	51
948	Patterson-UTI Energy, Inc.	14
2,873	Pride International, Inc. (a)	88
581	Rowan Cos., Inc.	13
218	Seahawk Drilling, Inc. (a)	7

		524

	Oil & Gas Equipment & Services — 0.26%
8,036	Cameron International Corp. (a)	304
3,167	Dresser-Rand Group, Inc. (a)	98
1,200	Exterran Holdings, Inc. (a)	29
4,584	FMC Technologies, Inc. (a)	239
2,082	Oceaneering International, Inc. (a)	118
19,775	Schlumberger Ltd.	1,179
4,927	Smith International, Inc.	141

		2,108

	Oil & Gas Exploration & Production — 0.15%
1,054	CNX Gas Corp. (a)	32
454	Continental Resources, Inc. (a)	18
4,200	EXCO Resources, Inc. (a)	78
1,700	Forest Oil Corp. (a)	33
3,255	Mariner Energy, Inc. (a)	46
10,691	Petrohawk Energy Corp. (a)	259
2,593	Plains Exploration & Production Co. (a)	72
4,009	Quicksilver Resources, Inc. (a)	57
928	Range Resources Corp.	46
12,479	Southwestern Energy Co. (a)	533
476	St. Mary Land & Exploration Co.	15

		1,189

	Oil & Gas Refining & Marketing — 0.01%
3,073	Frontier Oil Corp.	43
1,496	Holly Corp.	38
2,318	Tesoro Corp.	35

		116

	Oil & Gas Storage & Transportation — 0.01%
6,878	El Paso Corp.	71
700	Teekay Corp.	15

		86

	Packaged Foods & Meats — 0.24%
4,873	Campbell Soup Co.	159
6,512	Dean Foods Co. (a)	116
2,200	Flowers Foods, Inc.	58
4,868	General Mills, Inc.	313
1,200	Green Mountain Coffee Roasters, Inc. (a)	89
9,215	H.J. Heinz Co.	366
300	Hormel Foods Corp.	11
9,314	Kellogg Co.	459
4,699	McCormick & Co., Inc.	159
6,000	Sara Lee Corp.	67
3,176	The Hershey Co.	123

		1,920

	Paper Packaging — 0.00%
137	Packaging Corp. of America	3

	Personal Products — 0.11%
2,512	Alberto-Culver Co.	69
15,593	Avon Products, Inc.	530
2,125	Herbalife Ltd.	70
600	Mead Johnson Nutrition Co., Class - A	27

Shares	Security Description	Value (000)
	Personal Products (continued)
1,498	NBTY, Inc. (a)	$59
4,207	The Estee Lauder Cos., Inc., Class - A	156

		911

	Pharmaceuticals — 1.55%
56,394	Abbott Laboratories	2,790
11,140	Allergan, Inc.	632
39,979	Bristol-Myers Squibb Co.	900
19,501	Eli Lilly & Co.	644
77,745	Johnson & Johnson	4,734
13,866	Merck & Co., Inc.	439
7,912	Mylan Laboratories, Inc. (a)	127
2,997	Perrigo Co.	102
50,275	Schering-Plough Corp.	1,420
3,778	Sepracor, Inc. (a)	87
2,400	Valeant Pharmaceuticals International (a)	67
11,000	Wyeth	534

		12,476

	Property & Casualty Insurance — 0.02%
1,601	AXIS Capital Holdings Ltd.	48
300	CNA Financial Corp. (a)	7
800	Erie Indemnity Co., Class - A	30
1,400	Fidelity National Financial, Inc., Class - A	21
2,800	The Progressive Corp. (a)	47
1,747	W.R. Berkley Corp.	44

		197

	Publishing — 0.05%
700	Interactive Data Corp.	18
1,393	John Wiley & Sons, Inc.	49
681	Morningstar, Inc. (a)	33
11,691	The McGraw-Hill Cos., Inc.	294

		394

	Railroads — 0.09%
1,655	Kansas City Southern Industries, Inc. (a)	44
1,703	Norfolk Southern Corp.	74
9,844	Union Pacific Corp.	574

		692

	Real Estate Services — 0.01%
8,877	CB Richard Ellis Group, Inc., Class - A (a)	104

	Regional Banks — 0.01%
300	BOK Financial Corp.	14
800	Commerce Bancshares, Inc.	30

		44

	Reinsurance — 0.01%
700	Endurance Specialty Holdings Ltd.	26
100	Odyssey Re Holdings Corp.	6
100	Reinsurance Group of America, Inc.	4
500	Validus Holdings Ltd.	13

		49

	Research and Consulting Services — 0.05%
3,605	Equifax, Inc.	105
1,982	FTI Consulting, Inc. (a)	85
1,627	IHS, Inc., Class - A (a)	83
1,912	The Dun & Bradstreet Corp.	144

		417

	Restaurants — 0.49%
3,517	Brinker International, Inc.	55
3,736	Burger King Holdings, Inc.	66
1,132	Chipotle Mexican Grill, Inc., Class - A (a)	110
5,151	Darden Restaurants, Inc.	176
40,243	McDonald’s Corp.	2,296

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Restaurants (continued)
945	Panera Bread Co., Class - A (a)	$52
27,014	Starbucks Corp. (a)	558
5,900	Wendy’s/Arby’s Group, Inc., Class - A	28
16,827	YUM! Brands, Inc.	568

		3,909

	Retail REITs — 0.03%
351	Federal Realty Investment Trust	21
3,719	Simon Property Group, Inc.	258
87	The Macerich Co.	3

		282

	Security & Alarm Services — 0.01%
573	Corrections Corp. of America (a)	13
1,879	The Brink’s Co.	51

		64

	Semiconductor Equipment — 0.06%
4,749	Lam Research Corp. (a)	162
8,135	MEMC Electronic Materials, Inc. (a)	135
2,366	Novellus Systems, Inc. (a)	50
5,875	Teradyne, Inc. (a)	55
2,842	Varian Semiconductor Equipment Associates, Inc. (a)	93

		495

	Semiconductors — 0.84%
10,108	Advanced Micro Devices, Inc. (a)	57
10,794	Altera Corp.	221
10,450	Analog Devices, Inc.	288
17,950	Broadcom Corp., Class - A (a)	551
3,710	Cree, Inc. (a)	136
5,330	Cypress Semiconductor Corp. (a)	55
755	Integrated Device Technology, Inc. (a)	5
125,865	Intel Corp.	2,463
853	International Rectifier Corp. (a)	17
2,491	Intersil Corp., Class - A	38
8,070	Linear Technology Corp.	223
17,195	Marvell Technology Group Ltd. (a)	278
9,200	Maxim Integrated Products, Inc.	167
6,122	Microchip Technology, Inc.	162
6,048	Micron Technology, Inc. (a)	50
8,765	National Semiconductor Corp.	125
19,965	NVIDIA Corp. (a)	300
15,004	ON Semiconductor Corp. (a)	124
3,743	Rambus, Inc. (a)	65
1,627	Silicon Laboratories, Inc. (a)	76
46,681	Texas Instruments, Inc.	1,106
9,973	Xilinx, Inc.	234

		6,741

	Soft Drinks — 0.91%
9,600	Coca-Cola Enterprises, Inc.	206
2,598	Hansen Natural Corp. (a)	95
56,855	PepsiCo, Inc.	3,335
66,299	The Coca-Cola Co.	3,560
4,000	The Pepsi Bottling Group, Inc.	146

		7,342

	Specialized Consumer Services — 0.04%
1,579	Brink’s Home Security Holdings, Inc. (a)	49
12,327	H & R Block, Inc.	227
986	Hillenbrand, Inc.	20

Shares	Security Description	Value (000)
	Specialized Consumer Services (continued)
125	Weight Watchers International, Inc.	$3

		299

	Specialized Finance — 0.08%
148	CME Group, Inc.	46
2,705	InterContinental Exchange, Inc. (a)	263
7,100	Moody’s Corp.	145
3,796	MSCI, Inc., Class - A (a)	112
2,303	NYSE Euronext	67
2,250	The Nasdaq Stock Market, Inc. (a)	47

		680

	Specialized REITs — 0.10%
3,915	HCP, Inc.	112
2,134	Health Care REIT, Inc.	89
2,800	Nationwide Health Properties, Inc.	87
2,099	Plum Creek Timber Co., Inc.	64
4,900	Public Storage	369
1,447	Rayonier, Inc.	59

		780

	Specialty Chemicals — 0.13%
170	Albemarle Corp.	6
8,649	Ecolab, Inc.	400
2,636	International Flavors & Fragrance, Inc.	100
5,032	Nalco Holding Co.	103
2,700	RPM International, Inc.	50
4,546	Sigma-Aldrich Corp.	245
2,200	The Lubrizol Corp.	157

		1,061

	Specialty Stores — 0.12%
3,280	Dick’s Sporting Goods, Inc. (a)	74
1,200	Office Depot, Inc. (a)	8
4,595	PetSmart, Inc.	100
26,244	Staples, Inc.	609
4,032	Tiffany & Co.	155

		946

	Steel — 0.01%
504	Cliffs Natural Resources, Inc.	17
700	Schnitzer Steel Industries, Inc., Class - A	37

		54

	Systems Software — 1.49%
6,887	BMC Software, Inc. (a)	258
11,201	CA, Inc.	246
5,714	McAfee, Inc. (a)	250
2,900	MICROS Systems, Inc. (a)	88
281,035	Microsoft Corp.	7,276
6,134	Novell, Inc. (a)	28
139,591	Oracle Corp.	2,909
6,710	Red Hat, Inc. (a)	185
2,500	Rovi Corp. (a)	84
3,000	Sybase, Inc. (a)	117
29,800	Symantec Corp. (a)	491
1,757	VMware, Inc., Class - A (a)	71

		12,003

	Technology Distributors — 0.01%
1,725	Arrow Electronics, Inc. (a)	49
1,847	Avnet, Inc. (a)	48

		97

	Thrifts & Mortgage Finance — 0.02%
847	Capitol Federal Financial	28
9,484	Hudson City Bancorp, Inc.	125

		153

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Tires & Rubber — 0.02%
9,156	The Goodyear Tire & Rubber Co. (a)	$156
	Tobacco — 0.65%
75,389	Altria Group, Inc.	1,343
5,362	Lorillard, Inc.	398
71,653	Philip Morris International, Inc.	3,492

		5,233

	Trading Companies & Distributors — 0.06%
4,818	Fastenal Co.	187
839	GATX Corp.	23
1,557	MSC Industrial Direct Co., Inc., Class - A	68
2,301	W.W. Grainger, Inc.	206
745	WESCO International, Inc. (a)	21

		505

	Trucking — 0.02%
656	Con-Way, Inc.	25
3,142	J.B. Hunt Transport Services, Inc.	101
1,891	Landstar System, Inc.	72

		198

	Wireless Telecommunication Services — 0.11%
14,558	American Tower Corp., Class - A (a)	530
3,873	Crown Castle International Corp. (a)	121
1,847	Leap Wireless International, Inc. (a)	36
9,689	MetroPCS Communications, Inc. (a)	91
389	NII Holdings, Inc., Class - B (a)	12
4,190	SBA Communications Corp. (a)	113

		903

	Total SSgA Funds Management, Inc.	189,738

	Sustainable Growth Advisers — 38.48%
	Air Freight & Logistics — 0.94%
101,110	FedEx Corp.	7,605

	Application Software — 1.53%
252,104	SAP AG - Sponsored ADR	12,320

	Asset Management & Custody Banks — 1.60%
244,478	State Street Corp.	12,860

	Biotechnology — 1.12%
159,491	Genzyme Corp. (a)	9,048

	Communications Equipment — 1.99%
234,870	Juniper Networks, Inc. (a)	6,346
214,703	Qualcomm, Inc.	9,658

		16,004

	Computer Hardware — 0.96%
41,779	Apple, Inc. (a)	7,745

	Consumer Finance — 0.86%
204,452	American Express Co.	6,931

	Data Processing & Outsourced Services — 2.99%
237,786	Automatic Data Processing, Inc.	9,345
212,725	Visa, Inc., Class - A	14,701

		24,046

	Fertilizers & Agricultural Chemicals — 0.90%
93,205	Monsanto Co.	7,214

	Health Care Distributors — 0.77%
112,837	Henry Schein, Inc. (a)	6,196

	Health Care Equipment — 2.53%
175,178	Medtronic, Inc.	6,447
260,359	Zimmer Holdings, Inc. (a)	13,916

		20,363

Shares or Principal Amount (000)	Security Description	Value (000)
	Health Care Technology — 0.90%
97,170	Cerner Corp. (a)	$7,268

	Home Improvement Retail — 1.11%
426,999	Lowe’s Cos., Inc.	8,941

	Internet Retail — 1.60%
137,526	Amazon.com, Inc. (a)	12,839

	Internet Software & Services — 1.62%
26,280	Google, Inc., Class - A (a)	13,031

	Oil & Gas Equipment & Services — 2.73%
291,955	National Oilwell Varco, Inc. (a)	12,592
158,020	Schlumberger Ltd.	9,418

		22,010

	Pharmaceuticals — 2.53%
102,240	Johnson & Johnson	6,226
278,824	Teva Pharmaceutical Industries Ltd. - ADR	14,097

		20,323

	Restaurants — 1.51%
589,442	Starbucks Corp. (a)	12,172

	Soft Drinks — 2.69%
150,078	PepsiCo, Inc.	8,804
239,748	The Coca-Cola Co.	12,874

		21,678

	Specialty Chemicals — 1.19%
206,682	Ecolab, Inc.	9,555

	Specialty Stores — 2.07%
716,617	Staples, Inc.	16,640

	Systems Software — 2.77%
417,582	Microsoft Corp.	10,811
550,755	Oracle Corp.	11,478

		22,289

	Trading Companies & Distributors — 1.57%
325,580	Fastenal Co.	12,600
	Total Sustainable Growth Advisers	309,678

	Total Common Stocks	799,352

	Time Deposits — 0.09%
	Jennison Associates LLC — 0.09%
$770	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	770

	Total Time Deposits	770

	Money Market Mutual Funds — 0.18%
	SSgA Funds Management, Inc. — 0.18%
1,442,691	Alliance Money Market Fund Prime Portfolio, 0.20% (b)	1,443
110	Federated Prime Obligations Portfolio, 0.21% (b)	—

	Total Money Market Mutual Funds	1,443

	U.S. Treasury Obligations — 0.05%
	SSgA Funds Management, Inc. — 0.05%
$392	U.S. Treasury Bill, 0.13%, 12/10/09(c)(d)	392

	Total U.S. Treasury Obligations	392

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Total Investments (cost $656,562) — 99.65%	801,957
Other assets in excess of liabilities — 0.35%	2,786

Net Assets — 100.00%	$804,743

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009.
(c)	All or part of this security has been pledged as collateral for futures contracts held by the Portfolio.
(d)	Rate disclosed represents effective yield at purchase.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
24	NASDAQ 100 E-mini Future	$824	Dec-09	$26
19	Russell 1000 Mini Future	1,098	Dec-09	27
3	S&P 400 E-mini Future	207	Dec-09	6
24	S&P 500 E-mini Future	1,263	Dec-09	19

				$78

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 80.27%
	Jennison Associates LLC — 36.46%
	Aerospace & Defense — 0.27%
6,400	Precision Castparts Corp.	$652
19,130	United Technologies Corp.	1,166

		1,818

	Apparel, Accessories & Luxury Goods — 0.21%
41,440	Coach, Inc.	1,364

	Application Software — 1.69%
161,734	Adobe Systems, Inc. (a)	5,344
42,500	Salesforce.com, Inc. (a)	2,420
70,400	SAP AG - Sponsored ADR	3,440

		11,204

	Auto Parts & Equipment — 0.26%
67,600	Johnson Controls, Inc.	1,728

	Biotechnology — 2.47%
20,100	Amgen, Inc. (a)	1,211
88,912	Celgene Corp. (a)	4,970
178,509	Gilead Sciences, Inc. (a)	8,315
49,600	Vertex Pharmaceuticals, Inc. (a)	1,880

		16,376

	Communications Equipment — 2.74%
339,449	Cisco Systems, Inc. (a)	7,991
225,399	Qualcomm, Inc.	10,138

		18,129

	Computer Hardware — 3.02%
54,247	Apple, Inc. (a)	10,056
117,249	Hewlett Packard Co.	5,535
36,900	International Business Machines Corp.	4,414

		20,005

	Computer Storage & Peripherals — 0.35%
86,500	NetApp, Inc. (a)	2,308

	Data Processing & Outsourced Services — 1.60%
21,400	MasterCard, Inc., Class - A	4,326
90,286	Visa, Inc., Class - A	6,240

		10,566

	Department Stores — 0.55%
64,000	Kohl’s Corp. (a)	3,651

	Drug Retail — 0.55%
100,988	CVS Caremark Corp.	3,609

	Electronic Equipment & Instruments — 0.41%
97,520	Agilent Technologies, Inc. (a)	2,714

	Fertilizers & Agricultural Chemicals — 0.56%
47,565	Monsanto Co.	3,681

	Footwear — 0.62%
63,403	NIKE, Inc., Class - B	4,102

	General Merchandise Stores — 0.60%
85,100	Target Corp.	3,972

	Health Care Equipment — 0.97%
113,030	Baxter International, Inc.	6,444

	Health Care Services — 0.85%
102,041	Medco Health Solutions, Inc. (a)	5,644

	Health Care Supplies — 0.88%
41,951	Alcon, Inc.	5,817

	Home Entertainment Software — 0.04%
21,600	Shanda Games Ltd. - Sponsored ADR (a)	253

	Hotels, Resorts & Cruise Lines — 0.20%
47,400	Marriott International, Inc., Class - A	1,308

Shares	Security Description	Value (000)
	Household Products — 0.75%
65,038	Colgate-Palmolive Co.	$4,961

	Hypermarkets & Super Centers — 0.74%
87,357	Costco Wholesale Corp.	4,932

	Industrial Gases — 0.16%
13,100	Praxair, Inc.	1,070

	Integrated Oil & Gas — 1.37%
62,297	Occidental Petroleum Corp.	4,884
91,500	Petroleo Brasileiro SA - ADR	4,200

		9,084

	Internet Retail — 1.27%
90,348	Amazon.com, Inc. (a)	8,435

	Internet Software & Services — 2.41%
6,200	Baidu, Inc. - Sponsored ADR (a)	2,424
24,452	Google, Inc., Class - A (a)	12,125
87,600	Tencent Holdings Ltd. - ADR	1,406

		15,955

	Investment Banking & Brokerage — 1.95%
244,853	Charles Schwab Corp.	4,689
44,720	The Goldman Sachs Group, Inc.	8,244

		12,933

	Life Sciences Tools & Services — 0.06%
8,700	Illumina, Inc. (a)	370

	Movies & Entertainment — 0.75%
180,528	The Walt Disney Co.	4,957

	Oil & Gas Equipment & Services — 0.81%
50,102	Schlumberger Ltd.	2,986
115,300	Weatherford International Ltd. (a)	2,390

		5,376

	Oil & Gas Exploration & Production — 0.61%
94,391	Southwestern Energy Co. (a)	4,029

	Other Diversified Financial Services — 0.23%
34,700	JPMorgan Chase & Co.	1,521

	Packaged Foods & Meats — 0.66%
57,000	Cadbury PLC - Sponsored ADR	2,919
49,900	Unilever PLC - Sponsored ADR	1,431

		4,350

	Pharmaceuticals — 2.99%
78,177	Abbott Laboratories	3,867
110,945	Mylan Laboratories, Inc. (a)	1,776
132,500	Roche Holdings AG - ADR	5,380
44,470	Shire PLC - ADR	2,325
126,958	Teva Pharmaceutical Industries Ltd. - ADR	6,419

		19,767

	Restaurants — 0.26%
83,900	Starbucks Corp. (a)	1,733

	Semiconductors — 0.36%
85,800	Analog Devices, Inc.	2,366

	Soft Drinks — 0.70%
78,820	PepsiCo, Inc.	4,624

	Specialty Stores — 0.08%
13,400	Tiffany & Co.	516

	Systems Software — 1.46%
252,210	Microsoft Corp.	6,530
149,400	Oracle Corp.	3,113

		9,643

	Total Jennison Associates LLC	241,315

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. — 5.78%
	Aerospace & Defense — 0.15%
884	Alliant Techsystems, Inc. (a)	$69
1,231	BE Aerospace, Inc. (a)	25
3,377	Goodrich Corp.	184
505	ITT Corp.	26
3,811	Precision Castparts Corp.	388
4,333	Rockwell Collins, Inc.	220
957	Spirit AeroSystems Holdings, Inc., Class - A (a)	17
1,102	TransDigm Group, Inc. (a)	55

		984

	Air Freight & Logistics — 0.08%
4,631	C.H. Robinson Worldwide, Inc.	267
5,767	Expeditors International of Washington, Inc.	203
2,495	UTI Worldwide, Inc.	36

		506

	Airlines — 0.06%
7,794	AMR Corp. (a)	62
3,822	Continental Airlines, Inc., Class - B (a)	63
837	Copa Holdings SA, Class - A	37
20,950	Delta Air Lines, Inc. (a)	188
6,311	Southwest Airlines Co.	60

		410

	Alternative Carriers — 0.01%
4,064	tw telecom, Inc. (a)	55

	Apparel Retail — 0.17%
1,213	Abercrombie & Fitch Co., Class - A	40
1,874	Aeropostale, Inc. (a)	81
4,606	American Eagle Outfitters, Inc.	78
4,474	Chico’s FAS, Inc. (a)	58
1,811	Foot Locker, Inc.	22
1,614	Guess?, Inc.	60
4,820	Limited Brands, Inc.	82
3,439	Ross Stores, Inc.	164
11,246	The TJX Cos., Inc.	418
3,516	Urban Outfitters, Inc. (a)	106

		1,109

	Apparel, Accessories & Luxury Goods — 0.08%
8,682	Coach, Inc.	286
2,591	Hanesbrands, Inc. (a)	55
929	Phillips-Van Heusen Corp.	40
1,424	Polo Ralph Lauren Corp.	109
554	VF Corp.	40

		530

	Application Software — 0.16%
794	Amdocs Ltd. (a)	21
2,364	ANSYS, Inc. (a)	89
4,179	Autodesk, Inc. (a)	99
7,152	Cadence Design Systems, Inc. (a)	53
4,953	Citrix Systems, Inc. (a)	194
1,150	FactSet Research Systems, Inc.	76
8,760	Intuit, Inc. (a)	250
5,394	Nuance Communications, Inc. (a)	81
2,939	Salesforce.com, Inc. (a)	167
2,488	Synopsys, Inc. (a)	56

		1,086

	Asset Management & Custody Banks — 0.12%
1,137	Affiliated Managers Group, Inc. (a)	74
537	Ameriprise Financial, Inc.	20

Shares	Security Description	Value (000)
	Asset Management & Custody Banks (continued)
3,202	Eaton Vance Corp.	$90
2,271	Federated Investors, Inc.	60
5,500	GLG Partners, Inc.	22
939	Invesco Ltd.	21
4,262	Janus Capital Group, Inc.	60
3,261	SEI Investments Co.	64
6,948	T. Rowe Price Group, Inc.	318
2,368	Waddell & Reed Financial, Inc., Class - A	67

		796

	Auto Parts & Equipment — 0.03%
2,937	BorgWarner, Inc.	89
200	Federal-Mogul Corp. (a)	2
3,739	Gentex Corp.	53
312	TRW Automotive Holdings Corp. (a)	5
1,573	WABCO Holdings, Inc.	33

		182

	Automobile Manufacturers — 0.00%
466	Thor Industries, Inc.	14

	Automotive Retail — 0.07%
2,596	Advance Auto Parts, Inc.	102
178	AutoNation, Inc. (a)	3
769	AutoZone, Inc. (a)	112
4,221	CarMax, Inc. (a)	88
3,677	O’Reilly Automotive, Inc. (a)	133
346	Penske Auto Group, Inc.	7

		445

	Biotechnology — 0.12%
2,376	Alexion Pharmaceuticals, Inc. (a)	106
3,857	Amylin Pharmaceuticals, Inc. (a)	53
2,684	BioMarin Pharmaceutical, Inc. (a)	48
2,036	Cephalon, Inc. (a)	119
3,118	Dendreon Corp. (a)	87
2,613	Myriad Genetics, Inc. (a)	72
194	New Abraxis, Inc. (a)	7
1,558	OSI Pharmaceuticals, Inc. (a)	55
1,286	United Therapeutics Corp. (a)	63
4,738	Vertex Pharmaceuticals, Inc. (a)	179

		789

	Brewers — 0.00%
184	Molson Coors Brewing Co., Class - B	9

	Broadcasting & Cable TV — 0.03%
7,100	Discovery Communications, Inc., Class C (a)	185

	Building Products — 0.02%
226	Armstrong World Industries, Inc. (a)	8
1,248	Lennox International, Inc.	45
4,556	Masco Corp.	59
1,047	Owens Corning (a)	23

		135

	Cable & Satellite — 0.01%
1,418	Scripps Networks Interactive, Inc., Class - A	52

	Casinos & Gaming — 0.05%
6,684	International Game Technology, Inc.	144
6,168	Las Vegas Sands Corp. (a)	104
2,489	MGM Mirage, Inc. (a)	30
1,787	Scientific Games Corp., Class - A (a)	28
1,202	WMS Industries, Inc. (a)	53

		359

	Coal & Consumable Fuels — 0.07%
3,285	Alpha Natural Resources, Inc. (a)	116

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Coal & Consumable Fuels (continued)
4,941	CONSOL Energy, Inc.	$223
1,838	Massey Energy Co.	51
1,453	Walter Energy, Inc.	87

		477

	Commercial Printing — 0.00%
1,484	R.R. Donnelley & Sons Co.	32

	Commodity Chemicals — 0.01%
3,882	Celanese Corp., Series - A	97

	Communications Equipment — 0.04%
3,806	Brocade Communications Systems, Inc. (a)	30
249	Ciena Corp. (a)	4
2,129	F5 Networks, Inc. (a)	84
2,806	Harris Corp.	106
2,905	JDS Uniphase Corp. (a)	21

		245

	Computer & Electronics Retail — 0.02%
3,899	GameStop Corp. (a)	103
414	RadioShack Corp.	7

		110

	Computer Hardware — 0.03%
1,559	Diebold, Inc.	51
4,268	NCR Corp. (a)	59
3,793	Teradata Corp. (a)	105

		215

	Computer Storage & Peripherals — 0.11%
9,042	Network Appliance, Inc. (a)	241
3,196	QLogic Corp. (a)	55
2,984	SanDisk Corp. (a)	65
12,128	Seagate Technology	185
5,454	Western Digital Corp. (a)	199

		745

	Construction & Engineering — 0.08%
2,548	AECOM Technology Corp. (a)	69
4,915	Fluor Corp.	250
3,349	Jacobs Engineering Group, Inc. (a)	154
1,893	The Shaw Group, Inc. (a)	61
262	URS Corp. (a)	11

		545

	Construction & Farm Machinery — 0.06%
427	Bucyrus International, Inc.	15
1,831	Cummins, Inc.	82
2,453	Joy Global, Inc.	120
1,726	Navistar International Corp. (a)	65
995	Toro Co.	39
1,322	Wabtec Corp.	50

		371

	Construction Materials — 0.01%
1,215	Eagle Materials, Inc.	35
474	Martin Marietta Materials, Inc.	43

		78

	Consumer Electronics — 0.02%
2,528	Garmin Ltd.	96
922	Harman International Industries, Inc.	31

		127

	Consumer Finance — 0.01%
690	AmeriCredit Corp. (a)	11
2,844	SLM Corp. (a)	25

Shares	Security Description	Value (000)
	Consumer Finance (continued)
		$36

	Data Processing & Outsourced Services — 0.19%
1,516	Affiliated Computer Services, Inc., Class - A (a)	82
1,436	Alliance Data Systems Corp. (a)	88
2,399	Broadridge Financial Solutions, Inc.	48
400	Convergys Corp. (a)	4
939	DST Systems, Inc. (a)	42
1,915	Fidelity National Information Services, Inc.	49
4,256	Fiserv, Inc. (a)	205
1,645	Genpact Ltd. (a)	20
2,173	Global Payments, Inc.	101
2,254	Hewitt Associates, Inc., Class - A (a)	82
2,585	Lender Processing Services, Inc.	99
2,458	Metavante Technologies, Inc. (a)	85
2,001	NeuStar, Inc. (a)	45
8,798	Paychex, Inc.	256
3,146	Total System Services, Inc.	51

		1,257

	Department Stores — 0.02%
4,448	Nordstrom, Inc.	136

	Distillers & Vintners — 0.01%
2,031	Brown-Forman Corp., Class - B	98

	Distributors — 0.01%
3,789	LKQ Corp. (a)	70

	Diversified Chemicals — 0.02%
134	Ashland, Inc.	6
1,698	FMC Corp.	95

		101

	Diversified Metals & Mining — 0.00%
490	Compass Minerals International, Inc.	30

	Diversified Real Estate Activities — 0.01%
2,534	The St. Joe Co. (a)	74

	Diversified Support Services — 0.03%
624	Cintas Corp.	19
1,859	Copart, Inc. (a)	62
4,939	Iron Mountain, Inc. (a)	131

		212

	Education Services — 0.09%
3,606	Apollo Group, Inc., Class - A (a)	266
1,772	Career Education Corp. (a)	43
1,706	DeVry, Inc.	94
1,057	ITT Educational Services, Inc. (a)	117
385	Strayer Education, Inc.	84

		604

	Electric Utilities — 0.07%
2,823	Allegheny Energy, Inc.	75
372	DPL, Inc.	10
1,371	ITC Holdings Corp.	62
2,787	NV Energy, Inc.	32
10,226	PPL Corp.	310

		489

	Electrical Components & Equipment — 0.05%
2,917	AMETEK, Inc.	102
167	Hubbell, Inc., Class - B	7
358	Rockwell Automation, Inc.	15
2,138	Roper Industries, Inc.	109
2,642	SunPower Corp., Class - A (a)	79
423	Thomas & Betts Corp. (a)	13

		325

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Electronic Components — 0.04%
4,690	Amphenol Corp., Class - A	$177
300	AVX Corp.	4
1,448	Dolby Laboratories, Inc., Class - A (a)	55
1,003	Vishay Intertechnology, Inc. (a)	8

		244

	Electronic Equipment & Instruments — 0.09%
9,323	Agilent Technologies, Inc. (a)	259
4,143	FLIR Systems, Inc. (a)	116
990	Itron, Inc. (a)	64
926	Mettler-Toledo International, Inc. (a)	84
1,519	National Instruments Corp.	42

		565

	Electronic Manufacturing Services — 0.02%
2,486	Jabil Circuit, Inc.	33
286	Molex, Inc.	6
3,226	Trimble Navigation Ltd. (a)	77

		116

	Environmental & Facilities Services — 0.04%
2,784	Republic Services, Inc., Class - A	74
2,298	Stericycle, Inc. (a)	111
1,628	Waste Connections, Inc. (a)	47

		232

	Fertilizers & Agricultural Chemicals — 0.04%
1,136	CF Industries Holdings, Inc.	98
1,072	Intrepid Potash, Inc. (a)	25
1,801	Terra Industries, Inc.	62
1,180	The Scotts Miracle-Gro Co., Class - A	51

		236

	Food Retail — 0.01%
2,520	Whole Foods Market, Inc. (a)	77

	Gas Utilities — 0.02%
3,550	EQT Corp.	151

	General Merchandise Stores — 0.03%
231	Big Lots, Inc. (a)	6
2,429	Dollar Tree, Inc. (a)	118
3,775	Family Dollar Stores, Inc.	100

		224

	Gold — 0.00%
263	Royal Gold, Inc.	12

	Health Care Distributors — 0.06%
7,227	AmerisourceBergen Corp.	162
2,444	Henry Schein, Inc. (a)	134
2,747	Patterson Cos., Inc. (a)	75

		371

	Health Care Equipment — 0.20%
1,858	Beckman Coulter, Inc.	128
2,696	C.R. Bard, Inc.	212
1,538	Edwards Lifesciences Corp. (a)	107
1,438	Gen-Probe, Inc. (a)	60
632	Hill-Rom Holdings, Inc.	14
635	Hologic, Inc. (a)	10
4,392	Hospira, Inc. (a)	196
1,625	IDEXX Laboratories, Inc. (a)	81
1,029	Intuitive Surgical, Inc. (a)	270
573	Kinetic Concepts, Inc. (a)	21
2,037	ResMed, Inc. (a)	92
426	Teleflex, Inc.	21

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
3,399	Varian Medical Systems, Inc. (a)	$143

		1,355

	Health Care Facilities — 0.03%
1,290	Community Health Systems, Inc. (a)	41
6,726	Health Management Associates, Inc., Class - A (a)	50
8,927	Tenet Healthcare Corp. (a)	53
84	Universal Health Services, Inc., Class - B	5
2,332	VCA Antech, Inc. (a)	63

		212

	Health Care Services — 0.10%
2,808	DaVita, Inc. (a)	159
600	Emdeon, Inc., Class - A (a)	10
2,941	Laboratory Corp. of America Holdings (a)	193
1,545	Lincare Holdings, Inc. (a)	48
373	Mednax, Inc. (a)	21
1,393	Omnicare, Inc.	31
4,247	Quest Diagnostics, Inc.	222

		684

	Health Care Supplies — 0.03%
4,069	Dentsply International, Inc.	141
1,033	Inverness Medical Innovations, Inc. (a)	40

		181

	Health Care Technology — 0.03%
1,748	Allscripts-Misys Healthcare Solutions, Inc.	35
1,819	Cerner Corp. (a)	136
2,815	HLTH Corp. (a)	41
1,075	IMS Health, Inc.	17

		229

	Home Entertainment Software — 0.03%
8,764	Electronic Arts, Inc. (a)	167

	Home Furnishings — 0.01%
2,619	Leggett & Platt, Inc.	51

	Home Improvement Retail — 0.02%
2,299	The Sherwin-Williams Co.	138

	Homebuilding — 0.01%
200	KB Home	3
360	M.D.C. Holdings, Inc.	13
25	NVR, Inc. (a)	16
980	Pulte Homes, Inc.	11

		43

	Homefurnishing Retail — 0.05%
1,327	Aaron’s, Inc.	35
7,130	Bed Bath & Beyond, Inc. (a)	268
1,059	Williams-Sonoma, Inc.	21

		324

	Hotels, Resorts & Cruise Lines — 0.03%
226	Choice Hotels International, Inc.	7
3,806	Marriott International, Inc., Class - A	105
1,120	Royal Caribbean Cruises Ltd. (a)	27
853	Starwood Hotels & Resorts Worldwide, Inc.	28
2,191	Wyndham Worldwide Corp.	36

		203

	Household Appliances — 0.00%
398	Snap-on, Inc.	14

	Household Products — 0.06%
1,941	Church & Dwight Co., Inc.	110
1,594	Energizer Holdings, Inc. (a)	106
3,362	The Clorox Co.	198

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Household Products (continued)
		$414

	Housewares & Specialties — 0.00%
1,177	Newell Rubbermaid, Inc.	18

	Human Resource & Employment Services — 0.02%
2,057	Monster Worldwide, Inc. (a)	36
4,210	Robert Half International, Inc.	105

		141

	Hypermarkets & Super Centers — 0.00%
242	BJ’s Wholesale Club, Inc. (a)	9

	Independent Power Producers & Energy Traders — 0.07%
4,875	Calpine Corp. (a)	56
4,216	Constellation Energy Group, Inc.	137
495	Ormat Technologies, Inc.	20
14,696	The AES Corp. (a)	218

		431

	Industrial Conglomerates — 0.03%
419	Carlisle Cos., Inc.	14
6,188	McDermott International, Inc. (a)	157

		171

	Industrial Machinery — 0.10%
742	Crane Co.	19
2,095	Donaldson Co., Inc.	73
3,570	Dover Corp.	138
1,520	Flowserve Corp.	150
789	Graco, Inc.	22
1,576	Harsco Corp.	56
1,324	IDEX Corp.	37
3,229	Pall Corp.	104
790	Pentair, Inc.	23
583	Valmont Industries, Inc.	50

		672

	Insurance Brokers — 0.02%
2,551	Arthur J. Gallagher & Co.	62
2,367	Brown & Brown, Inc.	46
1,099	Marsh & McLennan Cos., Inc.	27

		135

	Integrated Telecommunication Services — 0.01%
3,807	Frontier Communications Corp.	29
5,608	Windstream Corp.	57

		86

	Internet Retail — 0.05%
4,515	Expedia, Inc. (a)	108
1,115	NetFlix, Inc. (a)	51
1,131	priceline.com, Inc. (a)	188

		347

	Internet Software & Services — 0.06%
4,735	Akamai Technologies, Inc. (a)	93
1,043	Equinix, Inc. (a)	96
1,144	IAC/InterActive Corp. (a)	23
807	Sohu.com, Inc. (a)	56
5,291	VeriSign, Inc. (a)	125
223	WebMD Health Corp., Class - A (a)	7

		400

	Investment Banking & Brokerage — 0.05%
542	Greenhill & Co., Inc.	49
91	Investment Technology Group, Inc. (a)	3

Shares	Security Description	Value (000)
	Investment Banking & Brokerage (continued)
2,418	Jefferies Group, Inc. (a)	$66
2,116	Lazard Ltd., Class - A	87
7,147	TD Ameritrade Holding Corp. (a)	140

		345

	IT Consulting & Other Services — 0.06%
7,943	Cognizant Tech Solutions Corp. (a)	307
4,173	SAIC, Inc. (a)	73

		380

	Leisure Products — 0.03%
2,068	Hasbro, Inc.	58
7,542	Mattel, Inc.	139

		197

	Life & Health Insurance — 0.05%
2,515	Lincoln National Corp.	65
8,494	Principal Financial Group, Inc.	233

		298

	Life Sciences Tools & Services — 0.14%
532	Bio-Rad Laboratories, Inc., Class - A (a)	49
1,219	Charles River Laboratories International, Inc. (a)	45
1,749	Covance, Inc. (a)	95
3,335	Illumina, Inc. (a)	142
4,234	Life Technologies Corp. (a)	197
1,522	Millipore Corp. (a)	107
639	PerkinElmer, Inc.	12
2,829	Pharmaceutical Product Development, Inc.	62
1,030	Techne Corp.	64
2,614	Waters Corp. (a)	146

		919

	Managed Health Care — 0.02%
457	CIGNA Corp.	13
1,173	Coventry Health Care, Inc. (a)	23
1,716	Humana, Inc. (a)	64

		100

	Marine — 0.00%
280	Kirby Corp. (a)	10

	Metal & Glass Containers — 0.06%
1,677	Ball Corp.	82
4,394	Crown Holdings, Inc. (a)	120
3,718	Owens-Illinois, Inc. (a)	137
2,916	Pactiv Corp. (a)	76

		415

	Movies & Entertainment — 0.01%
857	CTC Media, Inc. (a)	14
1,315	Marvel Entertainment, Inc. (a)	65
1,046	Regal Entertainment Group, Class - A	13

		92

	Multi-line Insurance — 0.02%
1,271	American International Group, Inc. (a)	56
5,716	Genworth Financial, Inc., Class - A	68

		124

	Multi-Sector Holdings — 0.01%
1,820	Leucadia National Corp. (a)	45

	Multi-Utilities — 0.02%
8,900	CenterPoint Energy, Inc.	111
424	Integrys Energy Group, Inc.	15

		126

	Office Electronics — 0.01%
1,501	Zebra Technologies Corp., Class - A (a)	39

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Office REITs — 0.02%
213	Alexandria Real Estate Equities, Inc.	$12
2,065	Digital Realty Trust, Inc.	94

		106

	Office Services & Supplies — 0.00%
554	Avery Dennison Corp.	20

	Oil & Gas Drilling — 0.06%
1,327	Atwood Oceanics, Inc. (a)	47
1,871	Diamond Offshore Drilling, Inc.	179
1,112	ENSCO International, Inc.	47
917	Helmerich & Payne, Inc.	36
561	Patterson-UTI Energy, Inc.	8
2,237	Pride International, Inc. (a)	68
502	Rowan Cos., Inc.	12
149	Seahawk Drilling, Inc. (a)	5

		402

	Oil & Gas Equipment & Services — 0.10%
5,895	Cameron International Corp. (a)	223
2,271	Dresser-Rand Group, Inc. (a)	71
730	Exterran Holdings, Inc. (a)	17
3,355	FMC Technologies, Inc. (a)	175
1,504	Oceaneering International, Inc. (a)	86
3,564	Smith International, Inc.	102

		674

	Oil & Gas Exploration & Production — 0.08%
644	CNX Gas Corp. (a)	20
94	Comstock Resources, Inc. (a)	4
369	Continental Resources, Inc. (a)	14
3,301	EXCO Resources, Inc. (a)	62
1,036	Forest Oil Corp. (a)	20
2,422	Mariner Energy, Inc. (a)	34
8,168	Petrohawk Energy Corp. (a)	198
2,025	Plains Exploration & Production Co. (a)	56
3,257	Quicksilver Resources, Inc. (a)	46
641	Range Resources Corp.	32
387	St. Mary Land & Exploration Co.	12

		498

	Oil & Gas Refining & Marketing — 0.01%
2,298	Frontier Oil Corp.	32
1,194	Holly Corp.	31
1,622	Tesoro Corp.	24

		87

	Oil & Gas Storage & Transportation — 0.01%
5,342	El Paso Corp.	55
466	Teekay Corp.	10

		65

	Packaged Foods & Meats — 0.13%
3,620	Campbell Soup Co.	118
4,920	Dean Foods Co. (a)	87
1,774	Flowers Foods, Inc.	47
946	Green Mountain Coffee Roasters, Inc. (a)	70
6,965	H.J. Heinz Co.	277
172	Hormel Foods Corp.	6
3,530	McCormick & Co., Inc.	120
4,657	Sara Lee Corp.	52
230	Smithfield Foods, Inc. (a)	3
2,456	The Hershey Co.	95

		875

Shares	Security Description	Value (000)
	Paper Packaging — 0.00%
256	Packaging Corp. of America	$5

	Personal Products — 0.10%
2,014	Alberto-Culver Co.	56
11,615	Avon Products, Inc.	394
1,724	Herbalife Ltd.	56
457	Mead Johnson Nutrition Co., Class - A	21
1,030	NBTY, Inc. (a)	41
3,009	The Estee Lauder Cos., Inc., Class - A	112

		680

	Pharmaceuticals — 0.04%
5,935	Mylan Laboratories, Inc. (a)	95
2,198	Perrigo Co.	75
2,988	Sepracor, Inc. (a)	68
1,827	Valeant Pharmaceuticals International (a)	51

		289

	Property & Casualty Insurance — 0.02%
1,123	AXIS Capital Holdings Ltd.	34
314	CNA Financial Corp. (a)	8
520	Erie Indemnity Co., Class - A	19
871	Fidelity National Financial, Inc., Class - A	13
98	The Hanover Insurance Group, Inc.	4
1,937	The Progressive Corp. (a)	32
1,230	W.R. Berkley Corp.	31

		141

	Publishing — 0.04%
427	Interactive Data Corp.	11
1,149	John Wiley & Sons, Inc.	40
494	Morningstar, Inc. (a)	24
8,596	The McGraw-Hill Cos., Inc.	216
302	The New York Times Co., Class - A	3

		294

	Railroads — 0.00%
1,167	Kansas City Southern Industries, Inc. (a)	31

	Real Estate Services — 0.01%
6,468	CB Richard Ellis Group, Inc., Class - A (a)	76

	Regional Banks — 0.00%
172	BOK Financial Corp.	8
940	CapitalSource, Inc.	4
521	Commerce Bancshares, Inc.	19

		31

	Reinsurance — 0.01%
422	Endurance Specialty Holdings Ltd.	16
92	Odyssey Re Holdings Corp.	6
143	Reinsurance Group of America, Inc.	6
342	Validus Holdings Ltd.	9

		37

	Research and Consulting Services — 0.05%
2,697	Equifax, Inc.	79
1,415	FTI Consulting, Inc. (a)	60
1,317	IHS, Inc., Class - A (a)	67
1,459	The Dun & Bradstreet Corp.	110

		316

	Restaurants — 0.06%
2,735	Brinker International, Inc.	43
2,909	Burger King Holdings, Inc.	51
876	Chipotle Mexican Grill, Inc., Class - A (a)	85
3,717	Darden Restaurants, Inc.	127
763	Panera Bread Co., Class - A (a)	42
4,003	Wendy’s/Arby’s Group, Inc., Class - A	19

		367

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Retail REITs — 0.00%
194	Federal Realty Investment Trust	$12

	Security & Alarm Services — 0.01%
331	Corrections Corp. of America (a)	8
1,266	The Brink’s Co.	34

		42

	Semiconductor Equipment — 0.05%
3,423	Lam Research Corp. (a)	117
6,157	MEMC Electronic Materials, Inc. (a)	102
1,651	Novellus Systems, Inc. (a)	35
4,670	Teradyne, Inc. (a)	43
2,028	Varian Semiconductor Equipment Associates, Inc. (a)	67

		364

	Semiconductors — 0.30%
8,205	Advanced Micro Devices, Inc. (a)	46
8,036	Altera Corp.	165
7,964	Analog Devices, Inc.	220
2,840	Cree, Inc. (a)	104
3,765	Cypress Semiconductor Corp. (a)	39
889	Integrated Device Technology, Inc. (a)	6
904	International Rectifier Corp. (a)	18
1,733	Intersil Corp., Class - A	26
6,032	Linear Technology Corp.	167
12,587	Marvell Technology Group Ltd. (a)	204
7,000	Maxim Integrated Products, Inc.	127
4,573	Microchip Technology, Inc.	121
4,165	Micron Technology, Inc. (a)	34
6,322	National Semiconductor Corp.	90
14,941	NVIDIA Corp. (a)	225
11,439	ON Semiconductor Corp. (a)	94
2,860	Rambus, Inc. (a)	50
1,181	Silicon Laboratories, Inc. (a)	55
7,504	Xilinx, Inc.	176

		1,967

	Soft Drinks — 0.05%
7,177	Coca-Cola Enterprises, Inc.	154
1,915	Hansen Natural Corp. (a)	70
3,052	The Pepsi Bottling Group, Inc.	111

		335

	Specialized Consumer Services — 0.03%
1,271	Brink’s Home Security Holdings, Inc. (a)	39
9,217	H & R Block, Inc.	170
599	Hillenbrand, Inc.	12
80	Weight Watchers International, Inc.	2

		223

	Specialized Finance — 0.07%
1,200	CIT Group, Inc.	1
1,977	InterContinental Exchange, Inc. (a)	192
5,074	Moody’s Corp.	104
2,703	MSCI, Inc., Class - A (a)	80
1,865	NYSE Euronext	54
1,656	The Nasdaq Stock Market, Inc. (a)	35

		466

	Specialized REITs — 0.09%
3,110	HCP, Inc.	90
1,641	Health Care REIT, Inc.	68
2,140	Nationwide Health Properties Inc.	66
1,535	Plum Creek Timber Co., Inc.	47

Shares	Security Description	Value (000)
	Specialized REITs (continued)
3,654	Public Storage	$275
993	Rayonier, Inc.	41

		587

	Specialty Chemicals — 0.12%
134	Albemarle Corp.	5
6,463	Ecolab, Inc.	299
2,055	International Flavors & Fragrance, Inc.	78
3,737	Nalco Holding Co.	76
1,890	RPM International, Inc.	35
3,314	Sigma-Aldrich Corp.	179
1,616	The Lubrizol Corp.	115

		787

	Specialty Stores — 0.04%
196	Barnes & Noble, Inc.	5
2,372	Dick’s Sporting Goods, Inc. (a)	53
1,262	Office Depot, Inc. (a)	8
3,455	PetSmart, Inc.	75
3,080	Tiffany & Co.	119

		260

	Steel — 0.01%
317	Cliffs Natural Resources, Inc.	10
472	Schnitzer Steel Industries, Inc., Class - A	25

		35

	Systems Software — 0.14%
5,061	BMC Software, Inc. (a)	190
8,296	CA, Inc.	182
4,253	McAfee, Inc. (a)	186
2,220	MICROS Systems, Inc. (a)	67
4,090	Novell, Inc. (a)	18
5,183	Red Hat, Inc. (a)	143
1,949	Rovi Corp. (a)	66
2,249	Sybase, Inc. (a)	88

		940

	Technology Distributors — 0.01%
1,379	Arrow Electronics, Inc. (a)	39
1,408	Avnet, Inc. (a)	36

		75

	Thrifts & Mortgage Finance — 0.02%
522	Capitol Federal Financial	17
7,109	Hudson City Bancorp, Inc.	93
300	TFS Financial Corp.	4

		114

	Tires & Rubber — 0.02%
6,637	The Goodyear Tire & Rubber Co. (a)	113

	Tobacco — 0.05%
4,057	Lorillard, Inc.	301

	Trading Companies & Distributors — 0.06%
3,584	Fastenal Co.	139
528	GATX Corp.	15
1,184	MSC Industrial Direct Co., Inc., Class - A	51
1,668	W.W. Grainger, Inc.	149
561	WESCO International, Inc. (a)	16

		370

	Trucking — 0.02%
422	Con-Way, Inc.	16
2,401	J.B. Hunt Transport Services, Inc.	77
1,379	Landstar System, Inc.	53

		146

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Water Utilities — 0.00%
211	American Water Works Co., Inc.	$4

	Wireless Telecommunication Services — 0.04%
2,845	Crown Castle International Corp. (a)	89
1,243	Leap Wireless International, Inc. (a)	24
6,826	MetroPCS Communications, Inc. (a)	64
222	NII Holdings, Inc., Class - B (a)	7
3,205	SBA Communications Corp. (a)	87

		271

	Total SSgA Funds Management, Inc.	38,269

	Sustainable Growth Advisers — 38.03%
	Air Freight & Logistics — 0.94%
82,525	FedEx Corp.	6,208

	Application Software — 1.51%
204,166	SAP AG - Sponsored ADR	9,978

	Asset Management & Custody Banks — 1.49%
187,462	State Street Corp.	9,861

	Biotechnology — 1.23%
143,209	Genzyme Corp. (a)	8,124

	Communications Equipment — 1.92%
192,030	Juniper Networks, Inc. (a)	5,189
167,487	Qualcomm, Inc.	7,533

		12,722

	Computer Hardware — 0.96%
34,161	Apple, Inc. (a)	6,332

	Consumer Finance — 0.86%
167,428	American Express Co.	5,676

	Data Processing & Outsourced Services — 3.03%
207,214	Automatic Data Processing, Inc.	8,144
172,355	Visa, Inc., Class - A	11,911

		20,055

	Fertilizers & Agricultural Chemicals — 1.06%
90,565	Monsanto Co.	7,010

	Health Care Distributors — 0.76%
91,823	Henry Schein, Inc. (a)	5,042

	Health Care Equipment — 2.49%
136,482	Medtronic, Inc.	5,023
214,171	Zimmer Holdings, Inc. (a)	11,447

		16,470

	Health Care Technology — 0.88%
77,830	Cerner Corp. (a)	5,822

	Home Improvement Retail — 1.04%
328,761	Lowe’s Cos., Inc.	6,884

	Internet Retail — 1.57%
111,294	Amazon.com, Inc. (a)	10,390

	Internet Software & Services — 1.56%
20,750	Google, Inc., Class - A (a)	10,289

	Oil & Gas Equipment & Services — 2.70%
237,855	National Oilwell Varco, Inc. (a)	10,259
128,060	Schlumberger Ltd.	7,632

		17,891

	Pharmaceuticals — 2.59%
82,660	Johnson & Johnson	5,033
239,986	Teva Pharmaceutical Industries Ltd. - ADR	12,134

		17,167

Shares or Principal Amount (000)	Security Description	Value (000)
	Restaurants — 1.41%
452,928	Starbucks Corp. (a)	$9,353

	Soft Drinks — 2.60%
115,382	PepsiCo, Inc.	6,768
194,732	The Coca-Cola Co.	10,457

		17,225

	Specialty Chemicals — 1.19%
170,568	Ecolab, Inc.	7,885

	Specialty Stores — 1.93%
550,743	Staples, Inc.	12,789

	Systems Software — 2.76%
341,798	Microsoft Corp.	8,849
450,245	Oracle Corp.	9,383

		18,232

	Trading Companies & Distributors — 1.55%
265,120	Fastenal Co.	10,260

	Total Sustainable Growth Advisers	251,665

	Total Common Stocks	531,249

	Corporate Bonds — 0.25%
	PIMCO — 0.25%
$300	General Electric Capital Corp., Series A, MTN, 0.61%, 5/8/13(b)	274
600	General Electric Capital Corp., Series A, MTN, 0.45%, 9/15/14(b)	527
100	General Electric Capital Corp., Series A, MTN, 1.31%, 5/22/13(b)	94
100	General Electric Capital Corp., Series A, MTN, 0.42%, 3/20/14(b)	89
100	General Electric Capital Corp., Series A, MTN, 0.66%, 5/11/16(b)	84
600	Hewlett-Packard Co., 1.43%, 5/27/11(b)	609

	Total Corporate Bonds	1,677

	Asset Backed Securities — 0.01%
	PIMCO — 0.01%
5	Capital Auto Receivables Asset Trust, Series 2008-1, Class A2B, 0.94%, 9/15/10(b)	5
56	Small Business Administration Participation Certificates, Series 2008-20E, Class 1, 5.57%, 5/1/28	61

	Total Asset Backed Securities	66

	Collateralized Mortgage Obligations — 0.07%
	PIMCO — 0.07%
27	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 5.66%, 9/25/45(b)	17
120	Bank of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, 9/10/47(b)	109
34	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 5.42%, 2/25/36(b)	25
37	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1, 2.90%, 3/25/35(b)	34

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Collateralized Mortgage Obligations (continued)
	PIMCO (continued)
$44	Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1, 5.88%, 2/25/37(b)	$28
50	Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B, 0.44%, 9/25/46(b)	25
39	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A, 0.46%, 7/20/46(b)	16
40	Countrywide Alternative Loan Trust, Series 2005-81, Class A1, 0.53%, 2/25/37(b)	21
7	Fannie Mae, Series 2005-47, Class PA, 5.40%, 9/25/24	7
37	Freddie Mac, Series 3346, Class FA, 0.47%, 2/15/19(b)	37
120	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 12/12/49	102

	Total Collateralized Mortgage Obligations	421

	Foreign Bonds — 0.03%
	PIMCO — 0.03%
100	Bundesrepublic Deutschland, Series 03, 4.75%, 7/4/34	162

	Total Foreign Bonds	162

	Municipal Bonds — 0.03%
	PIMCO — 0.03%
	Washington — 0.03%
200	Port Seattle Washington Revenue, Series B1, 7.00%, 5/1/36	212

	Total Municipal Bonds	212

	U.S. Government Agency Mortgages — 0.02%
	PIMCO — 0.02%
23	Fannie Mae, Pool #871288, 6.00%, 5/1/36	25
84	Fannie Mae, Pool #AA7280, 4.00%, 8/1/39	83

	Total U.S. Government Agency Mortgages	108

	U.S. Treasury Obligations — 4.65%
	PIMCO — 4.64%
620	U.S. Treasury Bills, 0.24%, 2/18/10(c)(d)	620
900	U.S. Treasury Bills, 0.21%, 2/25/10(c)(d)	900
131	U.S. Treasury Bills, 0.22%, 3/4/10(c)(d)	131
13,647	U.S. Treasury Bills, 0.19%, 3/18/10(c)(d)	13,636
1,400	U.S. Treasury Bonds, 7.88%, 2/15/21	1,952
2,600	U.S. Treasury Bonds, 7.25%, 8/15/22	3,509
300	U.S. Treasury Notes, 3.00%, 8/31/16	302
3,200	U.S. Treasury Notes, 3.00%, 9/30/16	3,213
300	U.S. Treasury Notes, 3.50%, 2/15/18(d)	306

Shares or Principal Amount (000)	Security Description	Value (000)
	U.S. Treasury Obligations (continued)
$2,500	U.S. Treasury Notes, 4.00%, 8/15/18	$2,639
3,400	U.S. Treasury Notes, 3.63%, 8/15/19	3,490

	Total PIMCO	30,698

	SSgA Funds Management, Inc. — 0.01%
73	U.S. Treasury Bill, 0.13%, 12/10/09(c)(d)	73

	Total U.S. Treasury Obligations	30,771

	Yankee Dollars — 0.28%
	PIMCO — 0.28%
1,700	KFW, 4.88%, 6/17/19	1,849

	Total Yankee Dollars	1,849

	Time Deposits — 0.83%
	Jennison Associates LLC — 0.34%
2,274	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	2,274

	PIMCO — 0.49%
3,241	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	3,241

	Total Time Deposits	5,515

	Money Market Mutual Funds — 0.06%
	SSgA Funds Management, Inc. — 0.06%
387,809	Alliance Money Market Fund Prime Portfolio, 0.20%(b)	388

	Total Money Market Mutual Funds	388

	Put Options Purchased — 0.00%
	PIMCO — 0.00%
121	Put - S&P 500 Future Expiring December, 2009 at $400	1

	Total Put Options Purchased	1

	Repurchase Agreements — 9.35%
	PIMCO — 9.35%
6,400	Barclays Capital, Inc., 0.08%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $6,400,014, collateralized by Regions Bank, 2.75%, 12/10/10, fair value $6,531,455)	6,400
17,100	BNP Paribas Securities Corp., 0.04%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $17,100,019, collateralized by U.S. Government Agency Securities, 0.57-6.88%, 7/6/10-9/15/10, fair value $17,424,546)	17,100
12,800	JPMorgan Securities, Inc., 0.04%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $12,800,014, collateralized by FHLMC, 1.72%, 4/27/11, fair value $12,972,455)	12,800
12,800	JPMorgan Securities, Inc., 0.06%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $12,800,021, collateralized by FNMA, 5.50%, 6/1/38, fair value $13,277,271)	12,800

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Growth Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Principal Amount (000)	Security Description	Value (000)
	Repurchase Agreements (continued)
$12,800	RBS Securities, Inc., 0.05%, 10/1/09, (Purchased on 9/30/09, proceeds at maturity $12,800,018, collateralized by FHLB, 0.75%, 1/18/11, fair value $13,062,872)	$12,800

	Total Repurchase Agreements	61,900

	Total Investments (cost $600,727) — 95.85%	634,319
	Other assets in excess of liabilities — 4.15%	27,489

	Net Assets — 100.00%	$661,808

(a)	Represents non-income producing security.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009. The maturity date represents actual maturity date.
(c)	Rate disclosed represents effective yield at purchase.
(d)	All or part of this security has been pledged as collateral for various derivative contracts held by the Portfolio.

ADR — American Depositary Receipt

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

Futures

PIMCO

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(56)	S&P 500 E-mini Future	$(2,498)	Dec-09	$39
492	S&P Future	129,507	Dec-09	3,434

				$3,473

SSgA Funds Management, Inc.
Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
5	NASDAQ 100 E-mini Future	$172	Dec-09	$5
1	Russell 1000 mini Future	58	Dec-09	1
9	S&P 400 E-mini Future	620	Dec-09	19

				$25

	Net Unrealized Appreciation/(Depreciation)			$3,498

Written Options on Futures

PIMCO

Number of Contracts	Security Description	Exercise Price	Premium (000)	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(1,200)	Interest Rate Option U.S. Dollar 7-Year Interest	$3	$(57)	$(77)	Nov-09	$20

						$20

Currency Contracts

PIMCO

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 9/30/09 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
1,882,750	Brazilian Real	10/2/09	$964	$1,063	$99
1,280,000	Korean Won	11/18/09	1	1	—
260,000,000	Korean Won	11/18/09	209	222	13
1,278,720,000	Korean Won	11/18/09	1,003	1,088	85

	Total Currencies Purchased		$2,177	$2,374	$197

	Currencies Sold
1,882,750	Brazilian Real	10/2/09	1,009	1,063	(54)
14,000	British Sterling Pound	10/28/09	23	22	1
109,000	Euro	10/8/09	160	159	1
115,000,000	Japanese Yen	10/20/09	1,243	1,282	(39)

	Total Currencies Sold		$2,435	$2,526	$(91)

	Net Unrealized Appreciation/(Depreciation)				$106

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.53%
	Frontier Capital Management Company, LLC — 28.43%
	Aerospace & Defense — 0.40%
18,172	Goodrich Corp.	$988
23,070	Orbital Sciences Corp. (a)	345

		1,333

	Air Freight & Logistics — 0.17%
24,600	Hub Group, Inc., Class - A (a)	562

	Alternative Carriers — 0.16%
62,600	Premiere Global Services, Inc. (a)	520

	Apparel Retail — 0.48%
121,978	Chico’s FAS, Inc. (a)	1,586

	Application Software — 0.83%
73,611	Amdocs Ltd. (a)	1,979
21,374	Manhattan Associates, Inc. (a)	432
30,362	TiVo, Inc. (a)	314

		2,725

	Asset Management & Custody Banks — 0.31%
36,361	Waddell & Reed Financial, Inc., Class - A	1,035

	Auto Parts & Equipment — 0.26%
18,023	Autoliv, Inc.	606
18,520	Gentex Corp.	262

		868

	Biotechnology — 0.27%
27,700	BioMarin Pharmaceutical, Inc. (a)	501
53,797	Nanosphere, Inc. (a)	385

		886

	Coal & Consumable Fuels — 0.39%
20,700	CONSOL Energy, Inc.	934
12,998	Massey Energy Co.	362

		1,296

	Communications Equipment — 1.11%
29,548	ADTRAN, Inc.	725
25,528	Anaren, Inc. (a)	434
86,098	Arris Group, Inc. (a)	1,120
15,946	Ciena Corp. (a)	260
19,408	CommScope, Inc. (a)	581
41,734	Harmonic, Inc. (a)	279
117,655	Sonus Networks, Inc. (a)	249

		3,648

	Computer Hardware — 0.34%
26,515	Avid Technology, Inc. (a)	374
23,112	Diebold, Inc.	761

		1,135

	Computer Storage & Peripherals — 0.58%
22,580	Seagate Technology	343
42,814	Western Digital Corp. (a)	1,564

		1,907

	Construction & Engineering — 1.12%
46,856	Chicago Bridge & Iron Co. NV	875
18,493	Fluor Corp.	940
26,400	Foster Wheeler AG (a)	843
13,245	Jacobs Engineering Group, Inc. (a)	609
18,800	Quanta Services, Inc. (a)	416

		3,683

	Construction & Farm Machinery — 0.19%
16,707	Navistar International Corp. (a)	625

	Consumer Electronics — 0.21%
20,000	Harman International Industries, Inc.	678

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services — 0.14%
9,576	Global Payments, Inc.	$447

	Diversified Chemicals — 0.51%
40,466	Cabot Corp.	935
13,400	FMC Corp.	754

		1,689

	Diversified Metals & Mining — 0.24%
15,812	Brush Engineered Materials, Inc. (a)	387
15,868	RTI International Metals, Inc. (a)	395

		782

	Diversified Support Services — 0.12%
16,219	Ritchie Bros. Auctioneers, Inc.	398

	Electrical Components & Equipment — 0.74%
18,413	A.O. Smith Corp.	702
37,923	Belden, Inc.	876
6,455	Franklin Electric Co., Inc.	185
11,792	Hubbell, Inc., Class - B	495
5,963	Thomas & Betts Corp. (a)	179

		2,437

	Electronic Components — 0.32%
19,216	DTS, Inc. (a)	526
17,257	Rogers Corp. (a)	517

		1,043

	Electronic Equipment & Instruments — 0.34%
24,590	Cognex Corp.	403
11,290	Itron, Inc. (a)	724

		1,127

	Electronic Manufacturing Services — 0.49%
144,667	Flextronics International Ltd. (a)	1,079
39,896	Jabil Circuit, Inc.	535

		1,614

	Environmental & Facilities Services — 0.74%
15,678	Clean Harbors, Inc. (a)	882
85,000	EnergySolutions, Inc.	784
29,045	Republic Services, Inc., Class - A	772

		2,438

	General Merchandise Stores — 0.22%
14,715	Dollar Tree, Inc. (a)	716

	Health Care Equipment — 0.97%
164,758	DexCom, Inc. (a)	1,306
95,300	Hansen Medical, Inc. (a)	334
139,979	Insulet Corp. (a)	1,572

		3,212

	Health Care Services — 0.86%
21,910	Catalyst Health Solutions, Inc. (a)	639
8,133	Mednax, Inc. (a)	447
78,217	Omnicare, Inc.	1,761

		2,847

	Health Care Supplies — 0.61%
90,436	RTI Biologics, Inc. (a)	393
54,406	The Cooper Cos., Inc.	1,618

		2,011

	Health Care Technology — 0.09%
16,200	Eclipsys Corp. (a)	313

	Industrial Conglomerates — 0.12%
11,323	Carlisle Cos., Inc.	384

	Industrial Gases — 0.10%
6,500	Airgas, Inc.	314

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Industrial Machinery — 0.83%
46,767	Albany International Corp., Class - A	$907
16,080	Kadant, Inc. (a)	195
23,786	Kaydon Corp.	771
19,565	Pall Corp.	632
7,571	Pentair, Inc.	224

		2,729

	Insurance Brokers — 0.14%
16,400	Willis Group Holdings Ltd.	463

	Integrated Oil & Gas — 0.11%
9,200	Interoil Corp. (a)	361

	Internet Software & Services — 0.24%
24,200	Cognet Communications Group, Inc. (a)	273
15,800	comScore, Inc. (a)	285
18,292	Switch and Data Facilities Co. (a)	249

		807

	Investment Banking & Brokerage — 0.48%
45,772	GFI Group, Inc.	331
12,100	Lazard Ltd., Class - A	500
29,800	Raymond James Financial, Inc.	693
11,756	Thomas Weisel Partners Group, Inc. (a)	63

		1,587

	IT Consulting & Other Services — 0.11%
44,757	Ness Technologies, Inc. (a)	353

	Life Sciences Tools & Services — 1.19%
30,365	ICON PLC - ADR (a)	744
37,612	Illumina, Inc. (a)	1,599
6,633	Millipore Corp. (a)	466
22,672	Pharmaceutical Product Development, Inc.	497
29,500	QIAGEN NV (a)	628

		3,934

	Marine — 0.19%
17,219	Kirby Corp. (a)	634

	Metal & Glass Containers — 0.95%
114,880	Crown Holdings, Inc. (a)	3,125

	Mortgage REITs — 0.81%
111,000	Annaly Capital Management, Inc.	2,013
172,400	Chimera Investment Corp.	659

		2,672

	Movies & Entertainment — 0.18%
34,640	Cinemark Holdings, Inc.	359
70,999	RHI Entertainment, Inc. (a)	226

		585

	Office Services & Supplies — 0.12%
10,649	Avery Dennison Corp.	384

	Oil & Gas Drilling — 0.36%
7,581	ENSCO International, Inc.	322
22,915	Noble Corp.	870

		1,192

	Oil & Gas Equipment & Services — 0.59%
5,226	Core Laboratories NV	538
21,977	Dril-Quip, Inc. (a)	1,091
7,437	National Oilwell Varco, Inc. (a)	321

		1,950

	Oil & Gas Exploration & Production — 0.75%
13,700	Cabot Oil & Gas Corp., Class - A	490
16,900	Continental Resources, Inc. (a)	662

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
77,077	Talisman Energy, Inc.	$1,336

		2,488

	Oil & Gas Refining & Marketing — 0.41%
28,208	Frontier Oil Corp.	393
20,101	World Fuel Services Corp.	966

		1,359

	Packaged Foods & Meats — 0.15%
29,300	Smart Balance, Inc. (a)	180
22,781	Smithfield Foods, Inc. (a)	314

		494

	Paper Packaging — 0.15%
24,900	Packaging Corp. of America	508

	Paper Products — 0.09%
26,466	Neenah Paper, Inc.	312

	Personal Products — 0.01%
2,600	Nu Skin Enterprises, Inc., Class - A	48

	Pharmaceuticals — 0.09%
8,700	Perrigo Co.	296

	Precious Metals & Minerals — 0.08%
56,751	Hecla Mining Co. (a)	249

	Property & Casualty Insurance — 0.67%
23,847	OneBeacon Insurance Group Ltd.	327
37,300	W.R. Berkley Corp.	943
3,100	White Mountains Insurance Group Ltd.	952

		2,222

	Railroads — 0.19%
23,515	Kansas City Southern Industries, Inc. (a)	623

	Regional Banks — 0.38%
290,568	CapitalSource, Inc.	1,261

	Reinsurance — 0.48%
11,600	Everest Re Group Ltd.	1,017
34,380	Montpelier Re Holdings Ltd. - ADR	561

		1,578

	Restaurants — 0.08%
13,400	The Cheesecake Factory, Inc. (a)	248

	Semiconductor Equipment — 0.72%
36,330	ATMI, Inc. (a)	659
14,137	Cabot Microelectronics Corp. (a)	493
26,868	Cymer, Inc. (a)	1,044
19,364	Teradyne, Inc. (a)	179

		2,375

	Semiconductors — 2.93%
46,298	Actel Corp. (a)	563
36,459	Altera Corp.	748
33,330	Cree, Inc. (a)	1,225
32,831	Fairchild Semiconductor International Corp. (a)	336
60,690	Integrated Device Technology, Inc. (a)	410
46,273	International Rectifier Corp. (a)	902
45,494	Maxim Integrated Products, Inc.	825
37,692	Microsemi Corp. (a)	595
37,923	National Semiconductor Corp.	541
103,987	PMC-Sierra, Inc. (a)	994
14,874	Silicon Laboratories, Inc. (a)	690
138,364	Skyworks Solutions, Inc. (a)	1,832

		9,661

	Specialized Consumer Services — 0.16%
31,156	Sotheby’s	537

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Specialty Chemicals — 0.29%
27,765	Albemarle Corp.	$961

	Systems Software — 0.07%
7,368	Rovi Corp. (a)	248

	Trading Companies & Distributors — 0.31%
18,984	Watsco, Inc.	1,023

	Trucking — 0.20%
16,966	Landstar System, Inc.	646

	Wireless Telecommunication Services — 0.49%
80,200	MetroPCS Communications, Inc. (a)	751
28,606	NII Holdings, Inc., Class - B (a)	857

		1,608

	Total Frontier Capital Management Company, LLC	93,780

	IronBridge Capital Management LP — 25.88%
	Aerospace & Defense — 0.81%
17,840	Esterline Technologies Corp. (a)	700
28,758	Moog, Inc., Class - A (a)	848
28,446	Orbital Sciences Corp. (a)	426
14,575	Triumph Group, Inc.	699

		2,673

	Agricultural Products — 0.30%
34,941	Corn Products International, Inc.	997

	Apparel Retail — 0.16%
15,932	The Buckle, Inc.	544

	Application Software — 0.78%
19,856	ANSYS, Inc. (a)	744
22,624	Informatica Corp. (a)	511
35,642	Jack Henry & Associates, Inc.	837
35,980	Parametric Technology Corp. (a)	497

		2,589

	Asset Management & Custody Banks — 0.20%
23,388	Waddell & Reed Financial, Inc., Class - A	665

	Auto Parts & Equipment — 0.13%
29,187	Superior Industries International, Inc.	415

	Biotechnology — 0.66%
56,629	Cepheid, Inc. (a)	749
44,227	Isis Pharmaceuticals, Inc. (a)	644
15,867	Metabolix, Inc. (a)	163
10,921	Myriad Genetics, Inc. (a)	299
11,079	Onyx Pharmaceuticals, Inc. (a)	332

		2,187

	Building Products — 0.33%
47,372	Apogee Enterprises, Inc.	711
9,671	Universal Forest Products, Inc.	382

		1,093

	Casinos & Gaming — 0.31%
23,037	WMS Industries, Inc. (a)	1,027

	Commodity Chemicals — 0.27%
51,932	Methanex Corp.	899

	Communications Equipment — 0.57%
25,824	Polycom, Inc. (a)	691
72,921	Tekelec (a)	1,198

		1,889

	Computer Storage & Peripherals — 0.19%
24,374	Synaptics, Inc. (a)	614

Shares	Security Description	Value (000)
	Construction & Engineering — 0.46%
36,898	Insituform Technologies, Inc., Class - A (a)	$706
66,086	MasTec, Inc. (a)	803

		1,509

	Construction & Farm Machinery — 0.22%
28,874	Astec Industries, Inc. (a)	735

	Consumer Electronics — 0.17%
27,795	Universal Electronics, Inc. (a)	568

	Diversified Chemicals — 0.62%
17,078	Cabot Corp.	394
29,329	FMC Corp.	1,650

		2,044

	Diversified Real Estate Activities — 0.18%
20,548	The St. Joe Co. (a)	598

	Education Services — 0.19%
2,944	Strayer Education, Inc.	641

	Electric Utilities — 0.19%
13,787	ITC Holdings Corp.	627

	Electrical Components & Equipment — 0.96%
15,867	American Superconductor Corp. (a)	532
60,837	GrafTech International Ltd. (a)	894
11,845	SunPower Corp., Class - A (a)	299
32,191	Thomas & Betts Corp. (a)	968
20,054	Woodward Governor Co.	487

		3,180

	Electronic Equipment & Instruments — 1.16%
43,609	Daktronics, Inc.	374
47,720	FLIR Systems, Inc. (a)	1,335
7,625	Itron, Inc. (a)	489
46,461	National Instruments Corp.	1,283
14,846	Rofin-Sinar Technologies, Inc. (a)	341

		3,822

	Electronic Manufacturing Services — 0.15%
20,093	Trimble Navigation Ltd. (a)	480

	Environmental & Facilities Services — 0.11%
13,325	TETRA Technologies, Inc. (a)	354

	Footwear — 0.30%
39,494	Wolverine World Wide, Inc.	981

	Gas Utilities — 0.56%
23,181	AGL Resources, Inc.	818
40,595	UGI Corp.	1,017

		1,835

	General Merchandise Stores — 0.33%
18,266	Big Lots, Inc. (a)	457
48,495	Fred’s, Inc., Class - A	617

		1,074

	Health Care Distributors — 0.50%
36,379	Owens & Minor, Inc.	1,646

	Health Care Equipment — 0.68%
31,930	ABIOMED, Inc. (a)	310
10,945	Gen-Probe, Inc. (a)	454
34,961	Hansen Medical, Inc. (a)	122
10,979	IDEXX Laboratories, Inc. (a)	549
12,815	SonoSite, Inc. (a)	339
21,189	ZOLL Medical Corp. (a)	456

		2,230

	Health Care Technology — 0.51%
22,709	Cerner Corp. (a)	1,699

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Household Appliances — 0.12%
11,317	Snap-on, Inc.	$393

	Housewares & Specialties — 0.27%
22,234	Tupperware Brands Corp.	888

	Industrial Conglomerates — 0.11%
13,724	Raven Industries, Inc.	367

	Industrial Machinery — 0.82%
17,955	IDEX Corp.	502
17,051	Kaydon Corp.	553
13,756	Lincoln Electric Holdings, Inc.	653
11,830	Valmont Industries, Inc.	1,007

		2,715

	Internet Retail — 0.14%
9,698	Netflix, Inc. (a)	448

	Investment Banking & Brokerage — 0.73%
40,144	Jefferies Group, Inc. (a)	1,093
42,649	Knight Capital Group, Inc., Class - A (a)	928
22,948	optionsXpress Holdings, Inc.	396

		2,417

	Leisure Products — 0.21%
91,328	Callaway Golf Co.	695

	Life Sciences Tools & Services — 1.17%
17,224	Albany Molecular Research, Inc. (a)	149
6,959	Dionex Corp. (a)	452
81,644	Exelixis, Inc. (a)	521
41,553	Illumina, Inc. (a)	1,766
23,581	Luminex Corp. (a)	401
9,003	Techne Corp.	563

		3,852

	Marine — 0.52%
53,768	Alexander & Baldwin, Inc.	1,725

	Metal & Glass Containers — 0.27%
24,243	AptarGroup, Inc.	906

	Multi-line Insurance — 0.47%
60,264	American Financial Group, Inc.	1,537

	Multi-Sector Holdings — 0.11%
11,373	PICO Holdings, Inc. (a)	379

	Multi-Utilities — 0.71%
65,954	Avista Corp.	1,334
39,983	Black Hills Corp.	1,006

		2,340

	Office REITs — 0.50%
7,204	Alexandria Real Estate Equities, Inc.	392
34,358	Corporate Office Properties	1,267

		1,659

	Oil & Gas Drilling — 0.30%
24,119	Unit Corp. (a)	995

	Oil & Gas Equipment & Services — 0.74%
11,109	Lufkin Industries, Inc.	591
16,408	Oceaneering International, Inc. (a)	931
21,552	Oil States International, Inc. (a)	757
18,682	Tesco Corp. (a)	149

		2,428

	Oil & Gas Exploration & Production — 0.49%
24,477	Cabot Oil & Gas Corp., Class - A	875
30,878	Swift Energy Co. (a)	731

		1,606

Shares	Security Description	Value (000)
	Oil & Gas Storage & Transportation — 0.29%
46,078	Southern Union Co.	$958

	Packaged Foods & Meats — 0.19%
23,454	Flowers Foods, Inc.	617

	Property & Casualty Insurance — 0.87%
4,806	Alleghany Corp. (a)	1,245
24,283	Argo Group International Holdings Ltd. - ADR (a)	818
7,935	RLI Corp.	419
30,058	Stewart Information Services Corp.	372

		2,854

	Regional Banks — 0.92%
25,757	Columbia Banking System, Inc.	426
25,887	Cullen/Frost Bankers, Inc.	1,337
10,414	IBERIABANK Corp.	474
31,403	TCF Financial Corp.	410
7,671	Westamerica Bancorp	399

		3,046

	Residential REITs — 0.48%
35,301	Mid-America Apartment Communities, Inc.	1,593

	Semiconductor Equipment — 0.20%
19,699	Varian Semiconductor Equipment Associates, Inc. (a)	647

	Semiconductors — 0.57%
84,833	Cypress Semiconductor Corp. (a)	876
34,371	Semtech Corp. (a)	585
18,300	Standard Microsystems Corp. (a)	425

		1,886

	Specialized Finance — 0.18%
23,793	Financial Federal Corp.	587

	Specialty Chemicals — 0.87%
16,562	Arch Chemicals, Inc.	497
25,282	Lubrizol Corp.	1,807
11,716	Minerals Technologies, Inc.	557

		2,861

	Specialty Stores — 0.42%
28,401	Tractor Supply Co. (a)	1,375

	Steel — 0.15%
21,437	Carpenter Technology Corp.	501

	Systems Software — 0.29%
12,093	Sybase, Inc. (a)	470
57,501	TeleCommunication Systems, Inc., Class - A (a)	481

		951

	Technology Distributors — 0.18%
21,270	ScanSource, Inc. (a)	602

	Thrifts & Mortgage Finance — 0.30%
46,317	Provident Financial Services, Inc.	477
29,533	Washington Federal, Inc.	498

		975

	Trading Companies & Distributors — 0.29%
15,542	GATX Corp.	434
17,633	WESCO International, Inc. (a)	508

		942

	Total IronBridge Capital Management LP	85,360

	Mellon Capital Management Corp. — 6.50%
	Aerospace & Defense — 0.09%
1,400	American Science & Engineering, Inc.	95

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Aerospace & Defense (continued)
700	Cubic Corp.	$28
2,900	DynCorp International, Inc., Class - A (a)	52
5,648	Orbital Sciences Corp. (a)	85
800	Triumph Group, Inc.	38

		298

	Agricultural Products — 0.02%
2,809	Fresh Del Monte Produce, Inc. (a)	64

	Airlines — 0.05%
2,900	Alaska Air Group, Inc. (a)	78
5,541	SkyWest, Inc.	92

		170

	Apparel Retail — 0.15%
1,592	Aeropostale, Inc. (a)	69
1,900	Citi Trends, Inc. (a)	54
7,041	Dress Barn, Inc. (a)	126
1,730	Jos. A. Bank Clothiers, Inc. (a)	78
3,500	Shoe Carnival, Inc. (a)	54
9,200	Stage Stores, Inc.	119

		500

	Apparel, Accessories & Luxury Goods — 0.05%
1,899	Fossil, Inc. (a)	54
5,400	Oxford Industries, Inc.	106

		160

	Application Software — 0.25%
1,400	Advent Software, Inc. (a)	56
4,400	Fair Isaac Corp.	95
4,690	Interactive Intelligence, Inc. (a)	90
5,361	JDA Software Group, Inc. (a)	118
5,584	Manhattan Associates, Inc. (a)	113
7,400	NetScout Systems, Inc. (a)	100
11,000	S1 Corp. (a)	68
8,200	SuccessFactors, Inc. (a)	115
7,000	TiVo, Inc. (a)	72

		827

	Asset Management & Custody Banks — 0.07%
4,900	Apollo Investment Corp.	47
8,000	Calamos Asset Management, Inc., Class - A	104
8,800	Penson Worldwide, Inc. (a)	86

		237

	Auto Parts & Equipment — 0.01%
3,500	Spartan Motors, Inc.	18

	Automotive Retail — 0.03%
4,000	Asbury Automotive Group, Inc. (a)	51
2,800	Lithia Motors, Inc., Class - A	43

		94

	Biotechnology — 0.26%
1,000	Alexion Pharmaceuticals, Inc. (a)	44
9,800	Alkermes, Inc. (a)	90
2,000	Alnylam Pharmaceuticals, Inc. (a)	45
35	Isis Pharmaceuticals, Inc. (a)	1
7,900	MannKind Corp. (a)	78
5,359	Martek Biosciences Corp. (a)	121
13,800	Maxygen, Inc. (a)	92
4,800	Momenta Pharmaceuticals, Inc. (a)	51
1,900	Myriad Genetics, Inc. (a)	52
1,200	Onyx Pharmaceuticals, Inc. (a)	36
1,381	OSI Pharmaceuticals, Inc. (a)	49
5,800	PDL BioPharma, Inc.	46

Shares	Security Description	Value (000)
	Biotechnology (continued)
10,800	Poniard Pharmaceuticals, Inc. (a)	$81
5,474	Seattle Genetics, Inc. (a)	77

		863

	Building Products — 0.08%
2,600	AAON, Inc.	52
8,200	Apogee Enterprises, Inc.	123
5,783	Gibraltar Industries, Inc.	77

		252

	Casinos & Gaming — 0.03%
4,200	Isle of Capri Casinos, Inc. (a)	49
1,049	WMS Industries, Inc. (a)	47

		96

	Commercial Printing — 0.07%
2,600	Consolidated Graphics, Inc. (a)	65
3,442	Ennis, Inc.	56
4,900	M & F Worldwide Corp. (a)	99

		220

	Commodity Chemicals — 0.02%
2,800	Innophos Holdings, Inc.	52

	Communications Equipment — 0.27%
13,300	Acme Packet, Inc. (a)	133
4,880	Anaren, Inc. (a)	83
12,900	Arris Group, Inc. (a)	168
6,000	Aruba Networks, Inc. (a)	53
4,800	Avocent Corp. (a)	98
7,799	Harmonic, Inc. (a)	52
3,565	Loral Space & Communications, Inc. (a)	98
8,540	Oplink Communications, Inc. (a)	124
3,000	Starent Networks Corp. (a)	76

		885

	Computer Hardware — 0.02%
6,000	Cray, Inc. (a)	50

	Computer Storage & Peripherals — 0.04%
8,200	Novatel Wireless, Inc. (a)	93
1,727	Synaptics, Inc. (a)	44

		137

	Construction & Engineering — 0.08%
8,900	Dycom Industries, Inc. (a)	110
4,283	EMCOR Group, Inc. (a)	108
1,500	Granite Construction, Inc.	46

		264

	Construction & Farm Machinery — 0.04%
3,300	Cascade Corp.	88
6,500	Federal Signal Corp.	47

		135

	Consumer Finance — 0.07%
3,000	EZCORP, Inc., Class - A (a)	41
9,200	Nelnet, Inc., Class - A (a)	114
3,554	World Acceptance Corp. (a)	90

		245

	Data Processing & Outsourced Services — 0.12%
6,659	TeleTech Holdings, Inc. (a)	114
9,000	VeriFone Holdings, Inc. (a)	143
5,200	Wright Express Corp. (a)	153

		410

	Department Stores — 0.04%
8,200	Dillard’s, Inc., Class - A	116

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Diversified Banks — 0.03%
7,149	Banco Latinoamericano de Comercio Exterior SA, Class - E	$102

	Diversified Chemicals — 0.04%
7,400	LSB Industries, Inc. (a)	115

	Diversified REITs — 0.01%
3,352	Investors Real Estate Trust	30

	Diversified Support Services — 0.05%
6,739	ATC Technology Corp. (a)	133
3,300	Comfort Systems USA, Inc.	38

		171

	Education Services — 0.03%
5,700	Corinthian Colleges, Inc. (a)	106

	Electric Utilities — 0.02%
3,904	El Paso Electric Co. (a)	69

	Electrical Components & Equipment — 0.10%
1,800	American Superconductor Corp. (a)	60
4,200	Brady Corp., Class - A	121
5,100	EnerSys (a)	113
600	Powell Industries, Inc. (a)	23

		317

	Electronic Equipment & Instruments — 0.05%
7,700	Comverge, Inc. (a)	94
2,900	OSI Systems, Inc. (a)	53
3,200	Technitrol, Inc.	30

		177

	Electronic Manufacturing Services — 0.06%
6,491	Benchmark Electronics, Inc. (a)	117
2,500	RadiSys Corp. (a)	22
5,879	TTM Technologies, Inc. (a)	67

		206

	Food Distributors — 0.05%
2,000	Nash Finch Co.	55
4,200	United Natural Foods, Inc. (a)	100

		155

	Food Retail — 0.04%
5,200	The Pantry, Inc. (a)	81
1,900	Weis Markets, Inc.	61

		142

	Footwear — 0.06%
2,900	Steven Madden Ltd. (a)	107
3,809	Wolverine World Wide, Inc.	94

		201

	Gas Utilities — 0.05%
1,800	Chesapeake Utilities Corp.	56
4,230	Piedmont Natural Gas Co., Inc.	101

		157

	General Merchandise Stores — 0.02%
6,200	Fred’s, Inc., Class - A	79

	Health Care Distributors — 0.03%
5,500	Pharmerica Corp. (a)	102

	Health Care Equipment — 0.25%
8,200	American Medical Systems Holdings, Inc. (a)	139
7,900	Cantel Medical Corp. (a)	119
4,800	Cyberonics, Inc. (a)	76
9,300	Electro-Optical Sciences, Inc. (a)	89
5,200	ev3, Inc. (a)	64

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
5,573	Invacare Corp.	$124
1,400	Quidel Corp. (a)	23
4,454	Somanetics Corp. (a)	72
3,900	STERIS Corp.	119

		825

	Health Care Facilities — 0.05%
5,600	HealthSouth Corp. (a)	88
3,900	Kindred Healthcare, Inc. (a)	63

		151

	Health Care Services — 0.05%
1,300	CorVel Corp. (a)	37
8,187	Cross Country Healthcare, Inc. (a)	76
3,200	Providence Service Corp. (a)	37

		150

	Health Care Supplies — 0.04%
8,800	Align Technology, Inc. (a)	125

	Health Care Technology — 0.07%
7,400	Eclipsys Corp. (a)	143
6,100	Vital Images, Inc. (a)	76

		219

	Home Furnishings — 0.04%
6,476	Tempur-Pedic International, Inc. (a)	123

	Homebuilding — 0.02%
3,300	Meritage Homes Corp. (a)	67

	Hotels, Resorts & Cruise Lines — 0.03%
5,400	Gaylord Entertainment Co. (a)	109

	Household Products — 0.03%
10,100	Central Garden & Pet Co. (a)	110

	Housewares & Specialties — 0.02%
2,100	Blyth, Inc.	81

	Human Resource & Employment Services — 0.05%
3,171	CDI Corp.	45
7,813	MPS Group, Inc. (a)	82
900	Watson Wyatt Worldwide, Inc., Class - A	39

		166

	Independent Power Producers & Energy Traders — 0.01%
896	Ormat Technologies, Inc.	37

	Industrial Conglomerates — 0.02%
4,800	Tredegar Corp.	70

	Industrial Machinery — 0.16%
3,036	Actuant Corp., Class - A	49
4,800	Briggs & Stratton Corp.	93
5,247	Chart Industries, Inc. (a)	113
2,339	CIRCOR International, Inc.	66
4,999	Kadant, Inc. (a)	61
1,739	L.B. Foster Co., Class - A (a)	53
4,172	Tecumseh Products Co., Class - A (a)	47
1,600	Watts Water Technologies, Inc., Class - A	49

		531

	Industrial REITs — 0.03%
9,181	First Potomac Realty Trust	106

	Integrated Telecommunication Services — 0.02%
3,167	NTELOS Holding Corp.	56

	Internet Retail — 0.03%
4,493	Overstock.com, Inc. (a)	66
4,500	Stamps.com, Inc. (a)	42

		108

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Internet Software & Services — 0.07%
14,961	EarthLink, Inc.	$126
3,300	j2 Global Communications, Inc. (a)	76
3,200	Perficient, Inc. (a)	26

		228

	Investment Banking & Brokerage — 0.11%
7,500	GFI Group, Inc.	54
6,499	Knight Capital Group, Inc., Class - A (a)	141
4,002	optionsXpress Holdings, Inc.	69
1,000	Stifel Financial Corp. (a)	55
2,400	SWS Group, Inc.	35

		354

	IT Consulting & Other Services — 0.09%
2,800	CACI International, Inc., Class - A (a)	132
4,800	Gartner, Inc. (a)	88
6,400	RightNow Technologies, Inc. (a)	92

		312

	Leisure Facilities — 0.01%
2,900	Speedway Motorsports, Inc.	42

	Leisure Products — 0.02%
5,300	Sturm, Ruger & Co., Inc.	69

	Life & Health Insurance — 0.03%
4,609	Delphi Financial Group, Inc., Class - A	104

	Life Sciences Tools & Services — 0.07%
5,425	Albany Molecular Research, Inc. (a)	47
459	Dionex Corp. (a)	30
4,400	Medivation, Inc. (a)	119
657	Varian, Inc. (a)	34

		230

	Managed Health Care — 0.06%
2,694	AMERIGROUP Corp. (a)	59
4,900	Centene Corp. (a)	93
1,280	Magellan Health Services, Inc. (a)	40

		192

	Marine — 0.03%
3,600	American Commercial Lines, Inc. (a)	105

	Metal & Glass Containers — 0.03%
2,500	AEP Industries, Inc. (a)	100

	Mortgage REITs — 0.06%
17,800	MFA Financial, Inc.	142
4,200	Redwood Trust, Inc.	65

		207

	Multi-Sector Holdings — 0.02%
7,400	Compass Diversified Holdings, Inc.	77

	Multi-Utilities — 0.06%
5,200	NorthWestern Corp.	127
6,000	PNM Resources, Inc.	70

		197

	Office REITs — 0.07%
9,300	BioMed Realty Trust, Inc.	129
5,700	Parkway Properties, Inc.	112

		241

	Oil & Gas Equipment & Services — 0.07%
2,700	GulfMark Offshore, Inc. (a)	88
9,300	Willbros Group, Inc. (a)	142

		230

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production — 0.19%
5,100	ATP Oil & Gas Corp. (a)	$91
4,000	Bill Barrett Corp. (a)	131
1,924	Contango Oil & Gas Co. (a)	98
3,600	EXCO Resources, Inc. (a)	67
4,100	McMoRan Exploration Co. (a)	31
2,400	Penn Virginia Corp.	55
6,100	Rosetta Resources, Inc. (a)	90
6,600	Venoco, Inc. (a)	76

		639

	Oil & Gas Refining & Marketing — 0.04%
2,500	World Fuel Services Corp.	120

	Oil & Gas Storage & Transportation — 0.03%
3,050	Knightsbridge Tankers Ltd.	40
1,600	Nordic American Tanker Shipping Ltd.	47

		87

	Packaged Foods & Meats — 0.05%
762	Flowers Foods, Inc.	20
1,300	J & J Snack Foods Corp.	56
1,800	Lancaster Colony Corp.	92

		168

	Paper Products — 0.06%
2,401	Clearwater Paper Corp. (a)	99
8,794	Glatfelter Co.	101

		200

	Pharmaceuticals — 0.06%
1,648	BioMimetic Therapeutics, Inc. (a)	20
4,900	Cadence Pharmaceuticals, Inc. (a)	54
2,600	Valeant Pharmaceuticals International (a)	73
4,100	ViroPharma, Inc. (a)	40

		187

	Property & Casualty Insurance — 0.10%
2,297	American Physicians Capital, Inc.	66
7,494	AmTrust Financial Services, Inc.	86
2,663	Aspen Insurance Holdings Ltd.	71
1,500	FPIC Insurance Group, Inc. (a)	50
799	RLI Corp.	42

		315

	Publishing — 0.01%
1,400	Scholastic Corp.	34

	Regional Banks — 0.33%
2,434	Community Bank System, Inc.	45
6,014	First Financial Bancorp.	72
2,367	FirstMerit Corp.	45
4,900	International Bancshares Corp.	80
5,159	National Penn Bancshares, Inc.	32
5,400	Old Second Bancorp, Inc.	31
8,300	Oriental Financial Group, Inc.	105
5,500	PacWest Bancorp	105
1,800	Park National Corp.	105
3,400	Signature Bank (a)	99
9,415	Sterling Bancshares, Inc.	69
1,209	SVB Financial Group (a)	52
1,000	Tower Bancorp, Inc.	26
2,500	Trustmark Corp.	48
2,109	UMB Financial Corp.	85
4,000	United Bankshares, Inc.	78

		1,077

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Reinsurance — 0.03%
1,200	Platinum Underwriters Holdings Ltd.	$43
2,252	Validus Holdings Ltd.	58

		101

	Research and Consulting Services — 0.04%
4,524	CBIZ, Inc. (a)	34
4,049	School Specialty, Inc. (a)	96

		130

	Residential REITs — 0.01%
1,900	Post Properties, Inc.	34

	Restaurants — 0.15%
5,200	California Pizza Kitchen, Inc. (a)	81
3,200	DineEquity, Inc.	79
10,700	O’ Charley’s, Inc. (a)	100
3,600	P.F. Chang’s China Bistro, Inc. (a)	123
6,800	The Cheesecake Factory, Inc. (a)	126

		509

	Retail REITs — 0.07%
6,308	Inland Real Estate Corp.	55
6,500	National Retail Properties, Inc.	140
4,800	Ramco-Gershenson Properties Trust	43

		238

	Semiconductor Equipment — 0.07%
2,200	Advanced Energy Industries, Inc. (a)	31
5,200	Tessera Technologies, Inc. (a)	145
4,425	Ultratech, Inc. (a)	59

		235

	Semiconductors — 0.22%
4,791	Micrel, Inc.	39
8,800	Microsemi Corp. (a)	139
5,909	OmniVision Technologies, Inc. (a)	96
7,858	Pericom Semiconductor Corp. (a)	77
10,600	Skyworks Solutions, Inc. (a)	141
4,300	Standard Microsystems Corp. (a)	100
2,500	Volterra Semiconductor Corp. (a)	46
6,800	Zoran Corp. (a)	78

		716

	Specialized Consumer Services — 0.03%
900	Matthews International Corp., Class - A	32
4,400	Regis Corp.	68

		100

	Specialized REITs — 0.10%
10,681	Extra Space Storage, Inc.	113
5,100	Healthcare Realty Trust, Inc.	108
1,647	National Health Investors, Inc.	52
2,200	Senior Housing Properties Trust	42

		315

	Specialty Chemicals — 0.10%
7,116	Landec Corp. (a)	46
2,322	Mineral Technologies, Inc.	110
3,000	OM Group, Inc. (a)	91
1,100	Stepan Co.	66

		313

	Specialty Stores — 0.06%
5,900	Cabela’s, Inc. (a)	79
3,600	Jo-Ann Stores, Inc. (a)	97
400	Tractor Supply Co. (a)	19

		195

Shares	Security Description	Value (000)
	Steel — 0.03%
5,898	Worthington Industries, Inc.	$82

	Systems Software — 0.02%
1,508	Sybase, Inc. (a)	59

	Technology Distributors — 0.03%
3,893	ScanSource, Inc. (a)	110

	Thrifts & Mortgage Finance — 0.09%
13,201	Bank Mutual Corp.	117
3,400	Dime Community Bancshares	39
3,527	First Financial Holdings, Inc.	56
9,800	Provident New York Bancorp	93

		305

	Tires & Rubber — 0.02%
4,000	Cooper Tire & Rubber Co.	70

	Tobacco — 0.03%
2,589	Universal Corp.	108

	Trading Companies & Distributors — 0.09%
8,700	Aircastle Ltd.	84
3,540	Applied Industrial Technologies, Inc.	75
3,600	Beacon Roofing Supply, Inc. (a)	57
8,400	Houston Wire & Cable Co.	93

		309

	Trucking — 0.12%
5,100	Avis Budget Group, Inc. (a)	68
6,300	Celadon Group, Inc. (a)	71
5,900	Dollar Thrifty Automotive Group, Inc. (a)	145
2,700	Marten Transport Ltd. (a)	46
4,900	Saia, Inc. (a)	79

		409

	Water Utilities — 0.03%
2,800	Consolidated Water Co. Ltd.	45
1,915	SJW Corp.	44

		89

	Wireless Telecommunication Services — 0.07%
3,300	iPCS, Inc. (a)	57
3,568	Syniverse Holdings, Inc. (a)	62
9,200	USA Mobility, Inc.	119

		238

	Total Mellon Capital Management Corp.	21,436

	SSgA Funds Management, Inc. — 19.70%
	Advertising — 0.05%
5,400	Harte-Hanks, Inc.	75
5,600	National CineMedia, Inc.	95

		170

	Aerospace & Defense — 0.33%
5,000	AAR Corp. (a)	110
300	Argon ST, Inc. (a)	6
1,800	Ascent Solar Technologies, Inc. (a)	13
200	Astronics Corp. (a)	2
3,700	Ceradyne, Inc. (a)	68
6,300	Curtiss-Wright Corp.	215
1,500	Ducommun, Inc.	28
3,000	DynCorp International, Inc., Class - A (a)	54
2,800	Esterline Technologies Corp. (a)	110
1,900	Herley Industries, Inc. (a)	25
2,300	Ladish Co., Inc. (a)	35
600	LMI Aerospace, Inc. (a)	6
5,900	Moog, Inc., Class - A (a)	174
3,400	Teledyne Technologies, Inc. (a)	122
800	Todd Shipyards Corp.	13

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Aerospace & Defense (continued)
2,300	Triumph Group, Inc.	$110

		1,091

	Agricultural Products — 0.05%
100	Alico, Inc.	3
5,800	Fresh Del Monte Produce, Inc. (a)	131
500	Griffin Land & Nurseries, Inc.	16

		150

	Air Freight & Logistics — 0.07%
3,100	Air Transport Services Group, Inc. (a)	11
2,400	Atlas Air Worldwide Holdings, Inc. (a)	77
400	Dynamex, Inc. (a)	6
2,100	Forward Air Corp.	49
2,800	Hub Group, Inc., Class - A (a)	64
5,000	Pacer International, Inc.	19

		226

	Airlines — 0.19%
4,700	Alaska Air Group, Inc. (a)	126
35,000	JetBlue Airways Corp. (a)	209
3,900	Republic Airways Holdings, Inc. (a)	36
7,900	SkyWest, Inc.	131
1,200	UAL Corp. (a)	11
22,100	US Airways Group, Inc. (a)	104

		617

	Alternative Carriers — 0.01%
600	Global Crossing Ltd. (a)	8
3,900	iBasis, Inc. (a)	8
2,000	Premiere Global Services, Inc. (a)	17

		33

	Aluminum — 0.04%
6,500	Century Aluminum Co. (a)	61
2,200	Kaiser Aluminum Corp.	80

		141

	Apparel Retail — 0.33%
8,300	AnnTaylor Stores Corp. (a)	132
5,900	Brown Shoe Co., Inc.	47
1,900	Charlotte Russe Holding, Inc. (a)	33
15,300	Charming Shoppes, Inc. (a)	75
4,500	Christopher & Banks Corp.	31
1,600	Coldwater Creek, Inc. (a)	13
5,100	Collective Brands, Inc. (a)	88
1,600	DSW, Inc., Class - A (a)	26
3,100	Genesco, Inc. (a)	75
2,500	Hot Topic, Inc. (a)	19
3,600	New York & Co., Inc. (a)	18
9,400	Pacific Sunwear of California, Inc. (a)	48
1,300	Shoe Carnival, Inc. (a)	20
5,400	Stage Stores, Inc.	70
200	Stein Mart, Inc. (a)	3
900	Syms Corp. (a)	7
300	The Buckle, Inc.	10
4,700	The Dress Barn, Inc. (a)	84
2,700	The Finish Line, Inc., Class - A	28
900	The Gymboree Corp. (a)	44
6,800	The Men’s Wearhouse, Inc.	168
1,300	The Talbots, Inc.	12
3,100	Tween Brands, Inc. (a)	26
200	Zumiez, Inc. (a)	3

		1,080

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods — 0.17%
1,700	Carter’s, Inc. (a)	$45
1,600	Columbia Sportswear Co.	66
1,200	G-III Apparel Group Ltd. (a)	17
11,800	Jones Apparel Group, Inc.	212
1,100	Kenneth Cole Productions, Inc., Class - A	11
4,100	Liz Claiborne, Inc.	20
2,300	Movado Group, Inc.	33
600	Oxford Industries, Inc.	12
1,300	Perry Ellis International, Inc. (a)	21
18,200	Quiksilver, Inc. (a)	50
1,600	UniFirst Corp.	71

		558

	Application Software — 0.24%
200	American Software, Inc., Class - A	1
1,700	Callidus Software, Inc. (a)	5
100	Deltek, Inc. (a)	1
6,700	Epicor Software Corp. (a)	43
500	ePlus, Inc. (a)	8
6,700	Fair Isaac Corp.	144
400	i2 Technologies, Inc. (a)	6
1,000	JDA Software Group, Inc. (a)	22
11,600	Lawson Software, Inc. (a)	72
12,300	Mentor Graphics Corp. (a)	114
3,100	Monotype Imaging Holdings, Inc. (a)	26
6,500	MSC. Software Corp. (a)	55
500	NetScout Systems, Inc. (a)	7
7,300	OpenTV Corp., Class - A (a)	10
7,500	Quest Software, Inc. (a)	126
1,000	Symyx Technologies, Inc. (a)	7
300	Synchronoss Technologies, Inc. (a)	4
15,500	TIBCO Software, Inc. (a)	147

		798

	Asset Management & Custody Banks — 0.33%
25,500	Allied Capital Corp.	78
38,500	American Capital Ltd.	124
22,500	Apollo Investment Corp.	215
13,800	Ares Capital Corp.	152
1,800	BlackRock Kelso Capital Corp.	13
2,600	Calamos Asset Management, Inc., Class - A	34
400	Capital Southwest Corp.	31
1,300	Cohen & Steers, Inc.	31
200	Epoch Holding Corp.	2
400	GAMCO Investors, Inc., Class - A	18
3,000	Gladstone Capital Corp.	27
3,100	Gladstone Investment Corp.	15
3,700	Harris & Harris Group, Inc. (a)	23
5,000	Hercules Technology Growth Capital, Inc.	49
2,300	Kohlberg Capital Corp.	14
400	Main Street Capital Corp.	6
9,300	MCG Capital Corp. (a)	39
3,100	MVC Capital, Inc.	27
3,100	NGP Capital Resources Co.	23
3,000	PennantPark Investment Corp.	24
1,000	Penson Worldwide, Inc. (a)	10
6,900	Prospect Capital Corp.	74
1,800	Safeguard Scientifics, Inc. (a)	20
3,800	TICC Capital Corp.	19
1,300	Triangle Capital Corp.	16
200	U.S. Global Investors, Inc., Class - A	2
800	Virtus Investment Partners, Inc. (a)	13
100	Westwood Holdings Group, Inc.	3

		1,102

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Auto Parts & Equipment — 0.17%
6,100	American Axle & Manufacturing Holdings, Inc.	$43
9,500	ArvinMeritor, Inc.	74
14,300	Dana Holding Corp. (a)	97
1,400	Dorman Products, Inc. (a)	21
1,000	Drew Industries, Inc. (a)	22
7,100	Exide Technologies (a)	57
600	Hawk Corp., Class - A (a)	8
4,700	Modine Manufacturing Co.	44
1,400	Raser Technologies, Inc. (a)	2
4,600	Spartan Motors, Inc.	24
1,000	Standard Motor Products, Inc.	15
2,100	Stoneridge, Inc. (a)	15
3,300	Superior Industries, Inc.	47
6,700	Tenneco, Inc. (a)	87

		556

	Automobile Manufacturers — 0.02%
3,600	Winnebago Industries, Inc. (a)	53

	Automotive Retail — 0.09%
600	America’s Car-Mart, Inc. (a)	14
4,600	Asbury Automotive Group, Inc. (a)	58
3,400	Group 1 Automotive, Inc.	91
2,400	Lithia Motors, Inc., Class - A	38
2,500	Sonic Automotive, Inc., Class - A	26
6,900	The Pep Boys - Manny, Moe & Jack	68

		295

	Biotechnology — 0.09%
2,700	ArQule, Inc. (a)	12
9,300	Celera Corp. (a)	58
1,200	Enzo Biochem, Inc. (a)	9
2,900	Facet Biopharma Corp. (a)	50
6,300	Geron Corp. (a)	41
1,400	Infinity Pharmaceuticals, Inc. (a)	9
5,300	Lexicon Pharmaceuticals, Inc. (a)	11
3,900	Martek Biosciences Corp. (a)	88
600	Maxygen, Inc. (a)	4
300	Myriad Pharmaceuticals, Inc. (a)	2
2,000	Nabi Biopharmaceuticals (a)	7
900	Progenics Pharmaceuticals, Inc. (a)	5

		296

	Broadcasting & Cable TV — 0.04%
12,700	Belo Corp., Class - A	69
1,000	Crown Media Holdings, Inc., Class - A (a)	2
800	Fisher Communications, Inc. (a)	14
3,800	LIN TV Corp., Class - A (a)	18
6,100	Sinclair Broadcast Group, Inc., Class - A	22

		125

	Building Products — 0.15%
1,500	American Woodmark Corp.	29
1,300	Ameron International Corp.	91
3,700	Apogee Enterprises, Inc.	56
700	Builders FirstSource, Inc. (a)	3
3,800	Gibraltar Industries, Inc.	50
6,200	Griffon Corp. (a)	62
2,500	Insteel Industries, Inc.	30
2,300	NCI Building Systems, Inc. (a)	7
2,200	Quanex Building Products Corp.	32
1,200	Simpson Manufacturing Co., Inc.	30
300	Trex Co., Inc. (a)	6

Shares	Security Description	Value (000)
	Building Products (continued)
2,700	Universal Forest Products, Inc.	$107

		503

	Cable & Satellite — 0.02%
2,700	Knology, Inc. (a)	26
3,600	Mediacom Communications Corp., Class - A (a)	21
1,800	Outdoor Channel Holdings, Inc. (a)	12

		59

	Casinos & Gaming — 0.04%
1,400	Churchill Downs, Inc.	54
1,700	Lakes Entertainment, Inc.	6
300	Monarch Casino & Resort, Inc. (a)	3
2,800	Multimedia Games, Inc. (a)	14
4,000	Pinnacle Entertainment, Inc. (a)	41

		118

	Catalog Retail — 0.00%
2,300	Gaiam, Inc., Class - A (a)	16

	Coal & Consumable Fuels — 0.08%
12,900	International Coal Group, Inc. (a)	52
10,500	Patriot Coal Corp. (a)	123
1,100	Uranerz Energy Corp. (a)	3
400	Uranium Energy Corp. (a)	1
16,000	USEC, Inc. (a)	75
1,100	Westmoreland Coal Co. (a)	9

		263

	Commercial Printing — 0.08%
5,500	Bowne & Co., Inc.	42
1,400	Consolidated Graphics, Inc. (a)	35
1,400	Courier Corp.	21
3,300	Deluxe Corp.	56
3,700	Ennis, Inc.	60
600	InnerWorkings, Inc. (a)	3
1,500	M & F Worldwide Corp. (a)	30
100	Multi-Color Corp.	2
600	The Standard Register Co.	4

		253

	Commodity Chemicals — 0.06%
3,000	Ampal-American Israel Corp., Class - A (a)	6
100	Hawkins, Inc.	2
2,500	Innophos Holdings, Inc.	46
1,100	Koppers Holdings, Inc.	33
100	NL Industries, Inc.	1
4,400	Spartech Corp.	47
2,800	Westlake Chemical Corp.	72

		207

	Communications Equipment — 0.42%
10,000	3Com Corp. (a)	52
11,100	ADC Telecommunications, Inc. (a)	93
1,700	ADTRAN, Inc.	42
1,500	Airvana, Inc. (a)	10
200	Anaren, Inc. (a)	3
4,300	Arris Group, Inc. (a)	56
5,300	Avocent Corp. (a)	107
1,500	Bel Fuse, Inc., Class - B	29
2,500	Black Box Corp.	63
900	Communications Systems, Inc.	11
2,300	Digi International, Inc. (a)	20
10,700	EMCORE Corp. (a)	14
400	EMS Technologies, Inc. (a)	8
900	Emulex Corp. (a)	9

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
12,600	Extreme Networks, Inc. (a)	$35
3,000	Globecomm Systems, Inc. (a)	22
3,200	Harmonic, Inc. (a)	21
8,400	Harris Stratex Networks, Inc., Class - A (a)	59
100	KVH Industries, Inc. (a)	1
3,600	NETGEAR, Inc. (a)	66
2,100	Network Equipment Technologies, Inc. (a)	15
800	Oplink Communications, Inc. (a)	12
3,300	Opnext, Inc. (a)	10
2,300	Palm, Inc. (a)	40
2,300	PC-Tel, Inc. (a)	14
800	Plantronics, Inc.	21
7,000	Polycom, Inc. (a)	187
18,800	Powerwave Technologies, Inc. (a)	30
2,200	SeaChange International, Inc. (a)	16
29,400	Sonus Networks, Inc. (a)	62
27,400	Sycamore Networks, Inc. (a)	83
6,200	Symmetricom, Inc. (a)	32
6,300	Tekelec (a)	104
16,100	UTStarcom, Inc. (a)	34

		1,381

	Computer & Electronics Retail — 0.01%
1,000	REX Stores Corp. (a)	11
1,000	Systemax, Inc. (a)	12

		23

	Computer Hardware — 0.03%
3,200	Avid Technology, Inc. (a)	45
1,400	Cray, Inc. (a)	12
3,800	Silicon Graphics International Corp. (a)	26
1,000	Super Micro Computer, Inc. (a)	8

		91

	Computer Storage & Peripherals — 0.07%
4,400	ActivIdentity Corp. (a)	12
17,300	Adaptec, Inc. (a)	58
7,000	Electronics for Imaging, Inc. (a)	79
3,800	Imation Corp.	35
3,100	Intevac, Inc. (a)	42
1,300	Rimage Corp. (a)	22

		248

	Construction & Engineering — 0.23%
5,600	Dycom Industries, Inc. (a)	69
6,400	EMCOR Group, Inc. (a)	162
1,700	Furmanite Corp. (a)	7
4,200	Granite Construction, Inc.	130
400	Great Lakes Dredge & Dock Co.	3
5,500	Insituform Technologies, Inc., Class - A (a)	105
800	Integrated Electrical Services, Inc. (a)	6
2,800	Layne Christensen Co. (a)	90
2,100	MasTec, Inc. (a)	26
1,300	Northwest Pipe Co. (a)	44
1,700	Sterling Construction Co., Inc. (a)	30
3,700	Tutor Perini Corp. (a)	79

		751

	Construction & Farm Machinery — 0.11%
900	Alamo Group, Inc.	14
1,300	American Railcar Industries, Inc.	14
2,600	Astec Industries, Inc. (a)	66
1,300	Cascade Corp.	35
6,900	Federal Signal Corp.	50
1,700	FreightCar America, Inc.	41

Shares	Security Description	Value (000)
	Construction & Farm Machinery (continued)
100	Lindsay Corp.	$4
1,400	Miller Industries, Inc. (a)	15
700	NACCO Industries, Inc.	42
1,400	Sauer-Danfoss, Inc.	11
2,400	The Greenbrier Cos., Inc.	28
5,000	Titan International, Inc.	45
1,200	Twin Disc, Inc.	15

		380

	Construction Materials — 0.05%
7,200	Headwaters, Inc. (a)	28
3,300	Texas Industries, Inc.	139
4,700	U.S. Concrete, Inc. (a)	8

		175

	Consumer Electronics — 0.00%
500	Universal Electronics, Inc. (a)	10

	Consumer Finance — 0.06%
700	Advance America Cash Advance Centers, Inc.	4
500	Cardtronics, Inc. (a)	4
4,200	Cash America International, Inc.	127
1,200	CompuCredit Holdings Corp. (a)	6
100	Credit Acceptance Corp. (a)	3
500	Dollar Financial Corp. (a)	8
1,900	Nelnet, Inc., Class - A (a)	24
600	Rewards Network, Inc. (a)	8
8,800	The First Marblehead Corp. (a)	19

		203

	Data Processing & Outsourced Services — 0.03%
2,000	CSG Systems International, Inc. (a)	32
900	Euronet Worldwide, Inc. (a)	22
500	Global Cash Access Holdings, Inc. (a)	4
2,200	InfoGROUP, Inc. (a)	15
3,400	Information Services Group, Inc. (a)	14
1,700	MoneyGram International, Inc. (a)	5
1,200	Online Resources Corp. (a)	7
1,400	StarTek, Inc. (a)	12

		111

	Department Stores — 0.07%
7,300	Dillard’s, Inc., Class - A	103
3,500	Retail Ventures, Inc. (a)	19
16,900	Saks, Inc. (a)	115

		237

	Distributors — 0.01%
2,500	Audiovox Corp., Class - A (a)	17
1,000	Core-Mark Holding Co., Inc. (a)	29

		46

	Diversified Banks — 0.02%
3,900	Banco Latinoamericano de Comercio Exterior SA, Class - E	55

	Diversified Capital Markets — 0.01%
1,900	JMP Group, Inc.	18

	Diversified Chemicals — 0.12%
9,700	Olin Corp.	169
4,000	ShengdaTech, Inc. (a)	26
16,400	Solutia, Inc. (a)	190

		385

	Diversified Metals & Mining — 0.10%
2,600	AMCOL International Corp.	59
2,900	Brush Engineered Materials, Inc. (a)	71
9,100	General Moly, Inc. (a)	29

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Metals & Mining (continued)
5,900	Horsehead Holding Corp. (a)	$69
4,100	RTI International Metals, Inc. (a)	102

		330

	Diversified Real Estate Activities — 0.01%
800	Consolidated-Tomoka Land Co.	31

	Diversified REITs — 0.18%
6,800	CapLease, Inc.	27
6,900	Colonial Properties Trust	67
10,000	Cousins Properties, Inc.	83
1,200	Gladstone Commercial Corp.	17
6,100	Gramercy Capital Corp. (a)	15
8,500	Investors Real Estate Trust	77
1,700	PS Business Parks, Inc.	87
200	Transcontinental Realty Investors, Inc. (a)	2
7,200	Washington Real Estate Investment Trust	207
1,700	Winthrop Realty Trust, Inc.	17

		599

	Diversified Support Services — 0.10%
200	AMREP Corp. (a)	3
700	ATC Technology Corp. (a)	14
5,500	Comfort Systems USA, Inc.	64
2,600	G & K Services, Inc., Class - A	57
2,900	McGrath Rentcorp	62
3,700	Mobile Mini, Inc. (a)	64
500	North American Galvanizing & Coatings, Inc. (a)	3
2,100	Schawk, Inc.	24
2,600	Viad Corp.	52

		343

	Education Services — 0.00%
100	Nobel Learning Communities, Inc. (a)	1

	Electric Utilities — 0.47%
4,000	ALLETE, Inc.	134
7,500	Avista Corp.	152
1,700	Central Vermont Public Service Corp.	33
8,400	Cleco Corp.	211
6,400	EL Paso Electric Co. (a)	113
6,500	IDACORP, Inc.	187
3,200	MGE Energy, Inc.	117
1,300	Pike Electric Corp. (a)	15
10,400	Portland General Electric Co.	205
4,900	The Empire District Electric Co.	89
4,000	UIL Holdings Corp.	105
4,900	Unisource Energy Corp.	151
1,500	Unitil Corp.	34

		1,546

	Electrical Components & Equipment — 0.41%
3,100	A.O. Smith Corp.	118
1,400	Acuity Brands, Inc.	45
5,300	Baldor Electric Co.	145
6,600	Belden, Inc.	152
6,600	Brady Corp., Class - A	190
800	Chase Corp.	9
5,400	China BAK Battery, Inc. (a)	27
2,600	Encore Wire Corp.	58
1,000	Energy Conversion Devices, Inc. (a)	12
5,700	EnerSys (a)	126
12,500	Evergreen Solar, Inc. (a)	24
3,300	Franklin Electric Co., Inc.	95

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
1,700	FuelCell Energy, Inc. (a)	$7
2,300	Fushi Copperweld, Inc. (a)	19
10,200	GrafTech International Ltd. (a)	150
1,100	II-VI, Inc. (a)	28
400	LaBarge, Inc. (a)	5
2,700	LSI Industries, Inc.	18
2,500	Orion Energy Systems, Inc. (a)	8
2,200	Polypore International, Inc. (a)	28
9,900	Power-One, Inc. (a)	19
100	Ultralife Corp. (a)	1
1,100	Valence Technology, Inc. (a)	2
1,700	Vicor Corp. (a)	13
1,700	Woodward Governor Co.	41

		1,340

	Electronic Components — 0.05%
700	CPI International, Inc. (a)	8
3,100	Littelfuse, Inc. (a)	81
1,700	Rogers Corp. (a)	51
1,800	Spectrum Control Inc (a)	15

		155

	Electronic Equipment & Instruments — 0.38%
600	Analogic Corp.	22
3,500	Anixter International, Inc. (a)	140
8,200	Benchmark Electronics, Inc. (a)	148
4,200	Checkpoint Systems, Inc. (a)	69
900	China Security & Surveillance Technology, Inc. (a)	6
4,600	Cognex Corp.	75
3,300	Cogo Group, Inc. (a)	20
3,100	Coherent, Inc. (a)	72
600	Daktronics, Inc.	5
1,100	Dawson Geophysical Co. (a)	30
3,900	Electro Scientific Industries, Inc. (a)	52
200	FARO Technologies, Inc. (a)	4
700	ICx Technologies, Inc. (a)	4
2,300	L-1 Identity Solutions, Inc. (a)	16
4,800	Methode Electronics, Inc.	42
2,100	MTS Systems Corp.	61
5,200	Newport Corp. (a)	46
500	OSI Systems, Inc. (a)	9
300	PAR Technology Corp. (a)	2
3,700	Plexus Corp. (a)	98
5,000	Regal-Beloit Corp.	229
2,300	Rofin-Sinar Technologies, Inc. (a)	53
5,800	Technitrol, Inc.	53
3,700	X-Rite, Inc. (a)	8

		1,264

	Electronic Manufacturing Services — 0.08%
4,600	CTS Corp.	43
1,700	DDi Corp. (a)	7
1,300	Echelon Corp. (a)	17
2,100	Measurement Specialties, Inc. (a)	21
3,200	Mercury Computer Systems, Inc. (a)	32
1,100	Park Electrochemical Corp.	27
6,100	TTM Technologies, Inc. (a)	70
5,200	SMART Modular Technologies (WWH), Inc. (a)	25
2,100	Zygo Corp. (a)	14

		256

	Energy Equipment & Services — 0.00%
136,440	Enbridge Energy Management LLC (a)(b)	—

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Environmental & Facilities Services — 0.08%
4,900	ABM Industries, Inc.	$103
200	Clean Harbors, Inc. (a)	11
9,800	EnergySolutions, Inc.	90
500	Fuel Tech, Inc. (a)	6
4,700	Metalico, Inc. (a)	19
900	Standard Parking Corp. (a)	16
100	Team, Inc. (a)	2
2,200	Waste Services, Inc. (a)	10

		257

	Fertilizers & Agricultural Chemicals — 0.01%
2,400	American Vanguard Corp.	20

	Food Distributors — 0.03%
1,800	Nash Finch Co.	49
3,200	Spartan Stores, Inc.	45

		94

	Food Retail — 0.18%
2,800	Casey’s General Stores, Inc.	88
1,800	Ingles Markets, Inc., Class - A	28
5,000	Ruddick Corp.	133
900	Susser Holdings Corp. (a)	11
2,600	The Andersons, Inc.	92
4,800	The Great Atlantic & Pacific Tea Co., Inc. (a)	43
2,800	The Pantry, Inc. (a)	44
1,300	Weis Markets, Inc.	42
7,500	Winn-Dixie Stores, Inc. (a)	98

		579

	Footwear — 0.09%
7,600	Crocs, Inc. (a)	50
9,800	Iconix Brand Group, Inc. (a)	122
1,600	K-Swiss, Inc., Class - A	14
4,700	SKECHERS USA, Inc., Class - A (a)	81
2,200	The Timberland Co., Class - A (a)	31

		298

	Forest Products — 0.03%
300	Deltic Timber Corp.	14
14,800	Louisiana-Pacific Corp. (a)	98

		112

	Gas Utilities — 0.43%
1,000	Chesapeake Utilities Corp.	31
4,900	New Jersey Resources Corp.	178
6,300	Nicor, Inc.	231
3,700	Northwest Natural Gas Co.	154
9,500	Piedmont Natural Gas Co., Inc.	227
3,600	South Jersey Industries, Inc.	127
6,200	Southwest Gas Corp.	159
3,000	The Laclede Group, Inc.	96
6,900	WGL Holdings, Inc.	229

		1,432

	General Merchandise Stores — 0.02%
800	99 Cents Only Stores (a)	11
4,000	Fred’s, Inc., Class - A	51
4,300	Tuesday Morning Corp. (a)	18

		80

	Gold — 0.01%
1,100	Allied Nevada Gold Corp. (a)	11
11,400	U.S. Gold Corp. (a)	33

		44

Shares	Security Description	Value (000)
	Health Care Distributors — 0.02%
200	Chindex International, Inc. (a)	$3
1,200	Owens & Minor, Inc.	54

		57

	Health Care Equipment — 0.16%
2,500	AngioDynamics, Inc. (a)	34
2,200	Aspect Medical Systems, Inc. (a)	26
500	Cantel Medical Corp. (a)	8
2,500	Cardiac Science Corp. (a)	10
4,100	CONMED Corp. (a)	79
300	CryoLife, Inc. (a)	2
1,400	Cutera, Inc. (a)	12
10,600	ev3, Inc. (a)	131
900	Greatbatch, Inc. (a)	20
700	Hansen Medical, Inc. (a)	2
1,200	Home Diagnostics, Inc. (a)	8
1,800	I-Flow Corp. (a)	21
2,300	Invacare Corp.	51
1,000	Natus Medical, Inc. (a)	15
700	Palomar Medical Technologies, Inc. (a)	11
4,000	Symmetry Medical, Inc. (a)	42
3,400	TomoTherapy, Inc. (a)	15
1,700	Volcano Corp. (a)	29
200	Young Innovations, Inc.	5
400	Zoll Medical Corp. (a)	9

		530

	Health Care Facilities — 0.15%
4,400	AmSurg Corp. (a)	93
1,400	Assisted Living Concepts, Inc., Class - A (a)	29
3,200	Capital Senior Living Corp. (a)	20
2,900	Hanger Orthopedic Group, Inc. (a)	40
5,600	Kindred Healthcare, Inc. (a)	91
800	LCA-Vision, Inc. (a)	6
2,100	MedCath Corp. (a)	18
600	National Healthcare Corp.	22
1,100	NovaMed, Inc. (a)	5
2,600	Psychiatric Solutions, Inc. (a)	70
300	Radnet, Inc. (a)	1
2,800	Skilled Healthcare Group, Inc., Class - A (a)	22
6,200	Sun Healthcare Group, Inc. (a)	54
6,400	Sunrise Senior Living, Inc. (a)	19
900	U.S. Physical Therapy, Inc. (a)	14

		504

	Health Care Services — 0.13%
300	Alliance HealthCare Services, Inc. (a)	2
5,300	Allied Healthcare International, Inc. (a)	15
3,000	Allion Healthcare, Inc. (a)	18
200	Amedisys, Inc. (a)	9
1,400	American Dental Partners, Inc. (a)	20
600	Continucare Corp. (a)	2
4,000	Cross Country Healthcare, Inc. (a)	37
2,500	Gentiva Health Services, Inc. (a)	62
4,500	Healthways, Inc. (a)	69
3,200	inVentiv Health, Inc. (a)	53
500	Landauer, Inc.	27
3,000	Nighthawk Radiology Holdings, Inc. (a)	22
2,400	Odyssey HealthCare, Inc. (a)	30
600	RehabCare Group, Inc. (a)	13
3,600	Res-Care, Inc. (a)	51

		430

	Health Care Supplies — 0.01%
1,400	Cynosure, Inc. (a)	16
400	Medical Action Industries, Inc. (a)	5

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Supplies (continued)
400	OraSure Technologies, Inc. (a)	$1
4,900	RTI Biologics, Inc. (a)	22

		44

	Health Care Technology — 0.01%
1,200	AMICAS, Inc. (a)	4
1,300	MedQuist, Inc.	8
600	Omnicell, Inc. (a)	7
600	Vital Images, Inc. (a)	8

		27

	Heavy Electrical Equipment — 0.00%
1,700	PowerSecure International, Inc. (a)	11
1,500	SatCon Technology Corp. (a)	3

		14

	Home Entertainment Software — 0.04%
9,900	Take-Two Interactive Software, Inc. (a)	111
2,400	THQ, Inc. (a)	16

		127

	Home Furnishings — 0.06%
3,500	Ethan Allen Interiors, Inc.	58
5,900	Furniture Brands International, Inc. (a)	33
1,500	Hooker Furniture Corp.	20
7,300	La-Z-Boy, Inc.	63
5,400	Sealy Corp. (a)	17
1,500	Stanley Furniture Co., Inc.	16

		207

	Homebuilding — 0.12%
5,600	Beazer Homes USA, Inc. (a)	31
1,400	Brookfield Homes Corp. (a)	9
900	Cavco Industries, Inc. (a)	32
3,300	Hovnanian Enterprises, Inc. (a)	13
2,300	M/I Homes, Inc. (a)	31
4,500	Meritage Homes Corp. (a)	91
1,000	Skyline Corp.	23
14,400	Standard Pacific Corp. (a)	53
6,100	The Ryland Group, Inc.	129

		412

	Homefurnishing Retail — 0.08%
2,500	Haverty Furniture Cos., Inc. (a)	29
12,900	Pier 1 Imports, Inc. (a)	50
9,100	Rent-A-Center, Inc. (a)	172

		251

	Hotels, Resorts & Cruise Lines — 0.09%
2,000	Bluegreen Corp. (a)	6
4,900	Gaylord Entertainment Co. (a)	98
3,500	Great Wolf Resorts, Inc. (a)	13
300	Interval Leisure Group, Inc. (a)	4
1,000	Morgans Hotel Group Co. (a)	5
10,900	Orient-Express Hotel Ltd., Class - A	125
1,900	Red Lion Hotels Corp. (a)	11
2,600	The Marcus Corp.	33
200	Universal Travel Group (a)	3

		298

	Household Appliances — 0.02%
4,200	Helen of Troy Ltd. (a)	82

	Household Products — 0.04%
8,900	Central Garden & Pet Co., Class - A (a)	97
700	Oil-Dri Corp. of America (c)	10

Shares	Security Description	Value (000)
	Household Products (continued)
700	WD-40 Co.	$20

		127

	Housewares & Specialties — 0.05%
5,600	American Greetings Corp., Class - A	125
800	Blyth, Inc.	31
1,100	CSS Industries, Inc.	22

		178

	Human Resource & Employment Services — 0.20%
1,100	Barrett Business Services, Inc.	12
1,500	CDI Corp.	21
2,100	COMSYS IT Partners, Inc. (a)	13
800	GP Strategies Corp. (a)	6
2,400	Heidrick & Struggles International, Inc.	56
3,300	Kelly Services, Inc., Class - A	41
4,100	Kforce, Inc. (a)	49
6,000	Korn/Ferry International (a)	87
12,700	MPS Group, Inc. (a)	134
4,600	On Assignment, Inc. (a)	27
7,400	Spherion Corp. (a)	46
6,200	TrueBlue, Inc. (a)	87
1,700	Volt Information Sciences, Inc. (a)	21
1,100	Watson Wyatt Worldwide, Inc.	48

		648

	Independent Power Producers & Energy Traders — 0.00%
1,900	U.S. Geothermal, Inc. (a)	3

	Industrial Conglomerates — 0.10%
4,600	Kimball International, Inc., Class - B	35
4,900	Otter Tail Power Corp.	117
47	Seaboard Corp.	61
1,800	Standex International Corp.	36
4,200	Tredegar Corp.	61
300	United Capital Corp. (a)	7
100	United States Lime & Minerals, Inc. (a)	4

		321

	Industrial Machinery — 0.57%
700	3D Systems Corp. (a)	6
5,200	Actuant Corp., Class - A	83
3,900	Albany International Corp., Class - A	76
3,300	Altra Holdings, Inc. (a)	37
600	Ampco-Pittsburgh Corp.	16
6,600	Barnes Group, Inc.	113
3,700	Blount International, Inc. (a)	35
6,900	Briggs & Stratton Corp.	134
500	Chart Industries, Inc. (a)	11
2,400	CIRCOR International, Inc.	68
4,400	CLARCOR, Inc.	138
2,400	Colfax Corp. (a)	25
2,700	Columbus McKinnon Corp. (a)	41
2,800	ENPRO Industries, Inc. (a)	64
700	Flow International Corp. (a)	2
500	Graham Corp.	8
800	Hurco Cos., Inc. (a)	14
3,900	John Bean Technologies Corp.	71
100	K-Tron International, Inc. (a)	9
1,700	Kadant, Inc. (a)	21
4,700	Kaydon Corp.	152
1,400	L.B. Foster Co., Class - A (a)	43
500	Met-Pro Corp.	5
5,100	Mueller Industries, Inc.	122
21,200	Mueller Water Products, Inc., Class - A	116
3,100	Nordson Corp.	174

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Industrial Machinery (continued)
500	Portec Rail Products, Inc.	$5
200	RBC Bearings, Inc. (a)	5
3,500	Robbins & Myers, Inc.	82
1,000	Sun Hydraulics Corp.	21
2,600	Tecumseh Products Co., Class - A (a)	29
800	The Eastern Co.	13
800	The Gorman-Rupp Co.	20
900	TriMas Corp. (a)	4
4,000	Watts Water Technologies, Inc., Class - A	121

		1,884

	Industrial REITs — 0.10%
28,200	DCT Industrial Trust, Inc.	144
1,800	DuPont Fabros Technology, Inc. (a)	24
1,400	EastGroup Properties, Inc.	54
5,600	First Industrial Realty Trust, Inc.	29
3,900	First Potomac Realty Trust	45
2,800	Monmouth Real Estate Investment Corp., Class - A	20

		316

	Insurance Brokers — 0.02%
600	Crawford & Co., Class - B (a)	3
5,900	National Financial Partners Corp. (a)	51

		54

	Integrated Telecommunication Services — 0.09%
1,300	Atlantic Tele-Network, Inc.	69
25,000	Cincinnati Bell, Inc. (a)	87
1,600	Consolidated Communications Holdings, Inc.	26
2,100	D&E Communications, Inc.	24
6,100	FairPoint Communications, Inc.	3
2,600	General Communication, Inc., Class - A (a)	18
4,000	Iowa Telecommunitcations Services, Inc.	50
2,000	SureWest Communications (a)	25

		302

	Internet Retail — 0.02%
3,100	1-800-FLOWERS.COM, Inc., Class - A (a)	11
2,900	Orbitz Worldwide, Inc. (a)	18
2,500	Shutterfly, Inc. (a)	42
1,200	U.S. Auto Parts Network, Inc. (a)	6

		77

	Internet Software & Services — 0.17%
1,100	Digital River, Inc. (a)	44
1,700	DivX, Inc. (a)	9
13,200	EarthLink, Inc.	111
2,000	Global Sources Ltd. (a)	14
2,200	InfoSpace, Inc. (a)	17
7,200	Internap Network Services Corp. (a)	23
1,800	Internet Brands, Inc., Class - A (a)	14
2,200	Internet Capital Group, Inc. (a)	18
7,200	iPass, Inc.	10
500	j2 Global Communications, Inc. (a)	12
900	Keynote Systems, Inc. (a)	9
1,300	Marchex, Inc., Class - B	6
6,100	Moduslink Global Solutions, Inc. (a)	49
500	Omniture, Inc. (a)	11
8,400	Openwave Systems, Inc. (a)	22
3,200	Perficient, Inc. (a)	27
5,700	RealNetworks, Inc. (a)	21
5,100	support.com, Inc. (a)	12
1,700	TechTarget (a)	10

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
11,900	United Online, Inc.	$96
800	VASCO Data Security International, Inc. (a)	6
3,800	Web.com Group, Inc. (a)	27

		568

	Investment Banking & Brokerage — 0.31%
3,500	BGC Partners, Inc., Class - A	15
203,000	E*TRADE Financial Corp. (a)	355
1,100	Evercore Partners, Inc., Class - A	32
2,400	FBR Capital Markets Corp. (a)	14
4,000	FCStone Group, Inc. (a)	19
100	International Assets Holding Corp. (a)	2
2,600	KBW, Inc. (a)	84
6,500	Knight Capital Group, Inc., Class - A (a)	141
7,900	LaBranche & Co., Inc. (a)	27
9,700	MF Global Ltd. (a)	70
1,300	Oppenheimer Holdings, Inc., Class - A	32
2,800	Piper Jaffray Cos., Inc. (a)	134
2,700	Sanders Morris Harris Group, Inc.	16
3,200	SWS Group, Inc.	46
2,700	Thomas Weisel Partners Group, Inc. (a)	14
3,500	TradeStation Group, Inc. (a)	29

		1,030

	IT Consulting & Other Services — 0.26%
1,700	Acxiom Corp. (a)	16
3,700	CACI International, Inc., Class - A (a)	175
500	China Information Security Technology, Inc. (a)	3
9,800	CIBER, Inc. (a)	39
800	Computer Task Group, Inc. (a)	7
1,800	Integral Systems, Inc. (a)	12
600	ManTech International Corp., Class - A (a)	28
200	MAXIMUS, Inc.	9
5,500	Ness Technologies, Inc. (a)	43
9,600	Perot Systems Corp., Class - A (a)	285
4,100	SRA International, Inc., Class - A (a)	89
2,700	The Hackett Group, Inc. (a)	8
1,200	Tier Technologies, Inc., Class - B (a)	10
48,200	Unisys Corp. (a)	129
500	Virtusa Corp. (a)	5

		858

	Leisure Facilities — 0.09%
5,200	Life Time Fitness, Inc. (a)	146
1,900	Speedway Motorsports, Inc.	27
900	Town Sports International Holdings, Inc. (a)	2
4,100	Vail Resorts, Inc. (a)	138

		313

	Leisure Products — 0.13%
12,200	Brunswick Corp.	146
9,200	Callaway Golf Co.	70
4,000	JAKKS Pacific, Inc. (a)	57
3,800	Leapfrog Enterprises, Inc. (a)	16
1,400	Marine Products Corp.	8
3,200	Pool Corp.	71
3,000	RC2 Corp. (a)	43
900	Sport Supply Group, Inc.	9
1,000	Steinway Musical Instruments, Inc. (a)	12
200	Sturm, Ruger & Co., Inc.	2

		434

	Life & Health Insurance — 0.16%
8,300	American Equity Investment Life Holding Co.	58
1,200	Citizens, Inc. (a)	8

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life & Health Insurance (continued)
25,500	Conseco, Inc. (a)	$134
6,400	Delphi Financial Group, Inc., Class - A	145
1,100	FBL Financial Group, Inc., Class - A	21
900	Independence Holding Co.	5
600	Kansas City Life Insurance Co.	19
300	National Western Life Insurance Co., Class - A	53
3,000	Presidential Life Corp.	31
14,700	The Phoenix Cos., Inc.	48

		522

	Life Sciences Tools & Services — 0.07%
1,300	Affymetrix, Inc. (a)	11
3,300	Albany Molecular Research, Inc. (a)	29
300	Cambrex Corp. (a)	2
200	Harvard Bioscience, Inc. (a)	1
1,700	Kendle International, Inc. (a)	28
3,100	Varian, Inc. (a)	158

		229

	Managed Health Care — 0.17%
2,800	Centene Corp. (a)	53
7,000	HealthSpring, Inc. (a)	86
5,000	Magellan Health Services, Inc. (a)	155
1,900	Molina Heathcare, Inc. (a)	39
2,800	Triple-S Management Corp., Class - B (a)	47
3,900	Universal American Corp. (a)	37
5,800	WellCare Health Plans, Inc. (a)	143

		560

	Marine — 0.08%
1,300	American Commercial Lines, Inc. (a)	38
8,800	Eagle Bulk Shipping, Inc.	45
3,700	Genco Shipping & Trading Ltd.	77
4,300	Horizon Lines, Inc., Class - A	27
800	International Shipholding Corp.	25
2,400	Ship Finance International Ltd.	29
1,900	TBS International Ltd., Class - A (a)	17
3,100	Ultrapetrol Bahamas Ltd. (a)	15

		273

	Marine Ports & Services — 0.00%
1,400	CAI International, Inc. (a)	10

	Metal & Glass Containers — 0.05%
1,000	Bway Holding Co. (a)	19
4,500	Myers Industries, Inc.	48
1,800	Silgan Holdings, Inc.	95

		162

	Mortgage REITs — 0.39%
1,800	American Capital Agency Corp.	51
11,200	Anthracite Capital, Inc. (a)	12
15,300	Anworth Mortgage Asset Corp.	121
9,000	Capstead Mortgage Corp.	125
1,800	Care Investment Trust, Inc.	14
2,000	Cypress Sharpridge Investments, Inc.	28
1,600	Dynex Capital, Inc.	14
5,000	Hatteras Financial Corp.	150
1,100	Invesco Mortgage Capital, Inc.	24
14,200	iStar Financial, Inc. (a)	43
38,800	MFA Financial, Inc.	309
8,400	Northstar Realty Finance Corp.	30
1,800	Pennymac Mortgage Investment Trust	36
9,200	RAIT Financial Trust	27

Shares	Security Description	Value (000)
	Mortgage REITs (continued)
9,300	Redwood Trust, Inc.	$144
3,000	Resource Capital Corp.	16
5,100	Starwood Property Trust, Inc. (a)	103
2,500	Walter Investment Management Corp.	40

		1,287

	Movies & Entertainment — 0.05%
2,000	Ascent Media Corp., Class - A (a)	51
300	Carmike Cinemas, Inc. (a)	3
400	Cinemark Holdings, Inc.	4
11,900	Live Nation, Inc. (a)	98
900	LodgeNet Interactive Corp. (a)	7
2,000	Reading International, Inc., Class - A (a)	8
700	World Wrestling Entertainment, Inc., Class -A	10

		181

	Multi-line Insurance — 0.03%
1,100	Eastern Insurance Holdings, Inc.	11
5,600	Horace Mann Educators Corp.	78

		89

	Multi-Sector Holdings — 0.03%
3,400	Compass Diversified Holdings	35
2,000	PICO Holdings, Inc. (a)	67
1,800	Resource America, Inc., Class - A	9

		111

	Multi-Utilities — 0.16%
5,500	Black Hills Corp.	138
2,200	CH Energy Group, Inc.	97
900	Florida Public Utilities Co.	11
5,100	NorthWestern Corp.	125
12,300	PNM Resources, Inc.	144

		515

	Office REITs — 0.29%
13,500	BioMed Realty Trust, Inc.	186
9,200	Franklin Street Properties Corp.	120
1,400	Government Properties Income Trust (a)	34
9,800	Highwoods Properties, Inc.	308
6,100	Kilroy Realty Corp.	169
12,500	Lexington Realty Trust	64
2,500	Mission West Properties, Inc.	17
3,100	Parkway Properties, Inc.	61

		959

	Office Services & Supplies — 0.10%
7,800	ACCO Brands Corp. (a)	56
600	American Reprographics Co. (a)	6
1,700	HNI Corp.	40
200	ICT Group, Inc. (a)	2
300	Mine Safety Appliances Co.	8
10,200	Steelcase, Inc., Class - A	64
3,300	United Stationers, Inc. (a)	157

		333

	Oil & Gas Drilling — 0.07%
3,400	Bronco Drilling Co., Inc. (a)	22
12,200	Hercules Offshore, Inc. (a)	60
16,500	Parker Drilling Co. (a)	90
4,800	Pioneer Drilling Co. (a)	35
1,400	Union Drilling, Inc. (a)	11
6,800	Vantage Drilling Co. (a)	13

		231

	Oil & Gas Equipment & Services — 0.37%
8,400	Allis-Chalmers Energy, Inc. (a)	37

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
3,200	Basic Energy Services, Inc. (a)	$27
800	Bolt Technology Corp. (a)	10
11,100	Boots & Coots, Inc. (a)	18
4,000	Bristow Group, Inc. (a)	119
4,900	Cal Dive International, Inc. (a)	49
200	CARBO Ceramics, Inc.	10
8,300	Complete Production Services, Inc. (a)	94
200	ENGlobal Corp. (a)	1
300	Geokinetics, Inc. (a)	6
13,700	Global Industries Ltd. (a)	130
1,600	Gulf Island Fabrication, Inc.	30
1,500	GulfMark Offshore, Inc. (a)	49
3,100	Hornbeck Offshore Services, Inc. (a)	85
14,000	ION Geophysical Corp, (a)	49
17,000	Key Energy Services, Inc. (a)	148
200	Lufkin Industries, Inc.	11
2,600	Matrix Service Co. (a)	28
2,300	NATCO Group, Inc., Class - A (a)	102
1,600	Natural Gas Services Group, Inc. (a)	28
12,600	Newpark Resources, Inc. (a)	40
600	OYO Geospace Corp. (a)	16
900	PHI, Inc (a)	18
2,000	Superior Well Services, Inc. (a)	19
1,800	T-3 Energy Services, Inc. (a)	36
5,000	TETRA Technologies, Inc. (a)	48
400	TGC Industries, Inc. (a)	2

		1,210

	Oil & Gas Exploration & Production — 0.48%
1,100	Approach Resources, Inc. (a)	10
2,500	Atlas Energy, Inc.	68
4,000	ATP Oil & Gas Corp. (a)	72
5,900	Berry Petroleum Co., Class - A	158
5,300	Bill Barrett Corp. (a)	174
2,700	BPZ Resources, Inc. (a)	20
5,400	Brigham Exploration Co. (a)	49
800	Clayton Williams Energy, Inc. (a)	24
100	Contango Oil & Gas Co. (a)	5
200	CREDO Petroleum Corp. (a)	2
2,600	Cubic Energy, Inc. (a)	2
11,900	Delta Petroleum Corp. (a)	21
900	Endeavour International Corp. (a)	1
1,000	GeoResources, Inc. (a)	11
1,700	GMX Resources, Inc. (a)	27
3,500	Goodrich Petroleum Corp. (a)	90
29,000	Gran Tierra Energy, Inc (a)	121
200	Gulfport Energy Corp. (a)	2
4,700	Harvest Natural Resources, Inc. (a)	24
31,600	Oilsands Quest, Inc. (a)	36
5,900	Parallel Petroleum Corp. (a)	19
6,300	Penn Virginia Corp.	144
2,700	Petroleum Development Corp. (a)	50
7,300	Petroquest Energy, Inc. (a)	47
1,000	Rex Energy Corp. (a)	8
7,400	Rosetta Resources, Inc. (a)	109
5,900	Stone Energy Corp. (a)	96
5,300	Swift Energy Co. (a)	126
200	Toreador Resources Corp.	2
7,800	VAALCO Energy, Inc.	36
1,700	Venoco, Inc. (a)	20
200	W&T Offshore Inc.	2

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
3,800	Warren Resources, Inc. (a)	$11

		1,587

	Oil & Gas Refining & Marketing — 0.03%
1,000	Alon USA Energy, Inc.	10
3,000	CVR Energy, Inc. (a)	37
1,800	Delek US Holdings, Inc.	16
1,300	Green Plains Renewable Energy, Inc. (a)	9
5,800	Western Refining, Inc. (a)	37

		109

	Oil & Gas Storage & Transportation — 0.11%
5,400	Cheniere Energy, Inc. (a)	16
5,800	Crosstex Energy, Inc.	31
7,100	DHT Maritime, Inc.	27
6,900	General Maritime Corp.	53
1,700	Golar LNG Ltd.	19
2,400	Knightsbridge Tankers Ltd.	31
5,800	Nordic American Tankers Shipping Ltd.	171

		348

	Other Diversified Financial Services — 0.02%
2,300	World Acceptance Corp. (a)	58

	Packaged Foods & Meats — 0.15%
900	American Italian Pasta Co., Class - A (a)	24
2,800	B&G Foods, Inc., Class - A	23
6,300	Chiquita Brands International, Inc. (a)	102
500	Diamond Foods, Inc.	16
500	Farmer Brothers Co.	10
100	HQ Sustainable Maritime Industries, Inc. (a)	1
1,700	Imperial Sugar Co.	22
2,700	Omega Protein Corp. (a)	13
1,300	Seneca Foods Corp., Class - A (a)	36
2,000	Smart Balance, Inc. (a)	12
4,200	The Hain Celestial Group, Inc. (a)	80
4,400	TreeHouse Foods, Inc. (a)	157
1,300	Zapata Corp. (a)	9

		505

	Paper Packaging — 0.02%
2,200	Boise, Inc. (a)	11
15,900	Graphic Packaging Holding Co. (a)	37
700	Rock-Tenn Co., Class - A	33

		81

	Paper Products — 0.18%
5,500	Buckeye Technologies, Inc. (a)	59
1,500	Clearwater Paper Corp. (a)	62
5,700	Domtar Corp. (a)	201
2,900	KapStone Paper & Packaging Corp. (a)	23
2,100	Neenah Paper, Inc.	25
6,500	P.H. Glatfelter Co.	75
2,100	Schweitzer-Mauduit International, Inc.	114
3,900	Wausau Paper Corp.	39

		598

	Personal Products — 0.05%
5,600	American Oriental Bioengineering, Inc. (a)	27
200	Chattem, Inc. (a)	13
3,400	Elizabeth Arden, Inc. (a)	40
1,600	Inter Parfums, Inc.	20
2,200	Mannatech, Inc.	9
1,500	Nutraceutical International Corp. (a)	17
4,800	Prestige Brands Holdings, Inc. (a)	34
1,500	Revlon, Inc., Class - A (a)	7
1,400	Schiff Nutrition International, Inc.	7

		174

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals — 0.13%
3,000	Adolor Corp. (a)	$5
200	Biodel, Inc. (a)	1
400	BMP Sunstone Corp. (a)	2
900	Caraco Pharmaceutical Laboratories Ltd. (a)	4
900	Hi-Tech Pharmacal Co., Inc. (a)	20
2,500	K-V Pharmaceutical Co., Class - A (a)	8
7,200	Medicis Pharmaceutical Corp., Class - A	154
4,800	Par Pharmaceutical Cos., Inc. (a)	103
3,000	SuperGen, Inc. (a)	8
2,200	The Medicines Co. (a)	24
8,800	ViroPharma, Inc. (a)	85

		414

	Photographic Products — 0.05%
37,100	Eastman Kodak Co.	177

	Precious Metals & Minerals — 0.12%
10,400	Coeur d’alene Mines Corp. (a)	213
31,000	Hecla Mining Co. (a)	136
1,500	Paramount Gold and Silver Corp. (a)	2
5,000	Stillwater Mining Co. (a)	34

		385

	Property & Casualty Insurance — 0.66%
40,900	Ambac Financial Group, Inc.	69
1,400	American Physicians Capital, Inc.	40
900	American Physicians Services Group, Inc.	21
1,100	American Safety Insurance Holdings Ltd. (a)	17
2,700	Amerisafe, Inc. (a)	47
2,800	AmTrust Financial Services, Inc.	32
4,300	Argo Group International Holdings Ltd. - ADR (a)	145
12,700	Assured Guaranty Ltd.	247
1,200	Baldwin & Lyons, Inc., Class - B	28
2,400	CNA Surety Corp. (a)	39
1,700	Donegal Group, Inc., Class - A	26
700	EMC Insurance Group, Inc.	15
6,600	Employers Holdings, Inc.	102
2,400	First Acceptance Corp. (a)	6
1,100	First Mercury Financial Corp.	15
1,000	FPIC Insurance Group, Inc. (a)	34
1,200	Hallmark Financial Services, Inc. (a)	10
1,900	Harleysville Group, Inc.	60
5,600	Hilltop Holdings, Inc. (a)	69
1,900	Infinity Property & Casualty Corp.	81
8,200	Meadowbrook Insurance Group, Inc.	61
800	Mercer Insurance Group, Inc.	14
900	National Interstate Corp.	16
1,700	Navigators Group, Inc. (a)	93
700	NYMAGIC, Inc.	12
4,600	PMA Capital Corp., Class - A (a)	26
4,600	ProAssurance Corp. (a)	240
1,500	RLI Corp.	79
1,700	Safety Insurance Group, Inc.	56
3,100	Seabright Insurance Holdings, Inc. (a)	35
7,500	Selective Insurance Group, Inc.	118
2,000	State Auto Financial Corp.	36
2,400	Stewart Information Services Corp.	30
600	Tower Group, Inc.	15
5,200	United America Indemnity Ltd., Class - A (a)	38
3,200	United Fire & Casualty Co.	57

Shares	Security Description	Value (000)
	Property & Casualty Insurance (continued)
700	Universal Insurance Holdings, Inc.	$3
5,200	Zenith National Insurance Corp.	161

		2,193

	Publishing — 0.05%
5,800	Journal Communications, Inc., Class - A	21
400	Martha Stewart Living Omnimedia, Inc., Class - A (a)	2
2,200	PRIMEDIA, Inc.	6
3,200	Scholastic Corp.	78
4,100	The E.W. Scripps Co., Class - A (a)	31
1,200	Valassis Communications, Inc. (a)	21

		159

	Real Estate Development — 0.04%
900	Avatar Holdings, Inc. (a)	17
3,700	China Housing & Land Development, Inc. (a)	14
5,100	Forestar Group, Inc. (a)	88

		119

	Real Estate Operating Companies — 0.00%
400	American Realty Investors, Inc. (a)	5

	Regional Banks — 2.00%
2,100	1st Source Corp.	34
600	Alliance Financial Corp.	16
900	American National Bankshares, Inc.	20
1,915	Ameris Bancorp	14
500	Ames National Corp.	12
500	Arrow Financial Corp.	14
300	Auburn National Bancorp, Inc.	7
900	BancFirst Corp.	33
500	Bancorp Rhode Island, Inc.	12
200	Bank of Marin Bancorp	6
1,700	Bank of the Ozarks, Inc.	45
2,400	Banner Corp.	7
400	Bar Harbor Bankshares	14
9,700	Boston Private Financial Holdings, Inc.	63
200	Bridge Bancorp, Inc.	5
800	Bryn Mawr Bank Corp.	14
1,100	Camden National Corp.	36
1,700	Cape Bancorp, Inc. (a)	13
1,700	Capital City Bank Group, Inc.	24
2,100	Cardinal Financial Corp.	17
4,000	Cathay General Bancorp	32
1,600	Center Bancorp, Inc.	12
2,100	Centerstate Banks, Inc.	17
4,100	Central Pacific Financial Corp.	10
500	Century Bancorp, Inc., Class - A	11
3,000	Chemical Financial Corp	65
900	Chicopee Bancorp, Inc. (a)	12
1,300	Citizens & Northern Corp.	19
400	Citizens Holding Co.	11
18,000	Citizens Republic Bancorp, Inc. (a)	14
2,100	City Holding Co.	63
600	CNB Financial Corp.	10
4,200	CoBiz Financial, Inc.	21
4,000	Columbia Banking System, Inc.	66
4,700	Community Bank System, Inc.	86
2,200	Community Trust Bancorp, Inc.	58
12,100	CVB Financial Corp.	92
1,400	Eagle Bancorp, Inc. (a)	13
13,100	East West Bancorp, Inc.	109
700	Enterprise Bancorp, Inc.	9
900	Enterprise Financial Services Corp.	8

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
16,200	F.N.B. Corp.	$115
900	Farmers Capital Bank Corp.	16
1,500	Financial Institutions, Inc.	15
2,100	First Bancorp North Carolina	38
11,400	First BanCorp Puerto Rico	35
1,200	First Bancorp, Inc. Maine	22
3,700	First Busey Corp.	17
800	First California Financial Group, Inc. (a)	4
12,100	First Commonwealth Financial Corp.	69
2,000	First Community Bancshares, Inc.	25
7,300	First Financial Bancorp	88
1,300	First Financial Bankshares, Inc.	64
1,700	First Financial Corp.	52
3,000	First Merchants Corp.	21
6,900	First Midwest Bancorp, Inc.	78
1,200	First South Bancorp, Inc.	14
11,400	FirstMerit Corp.	217
1,600	German American Bancorp, Inc.	25
8,500	Glacier Bancorp, Inc.	127
1,100	Great Southern Bancorp, Inc.	26
7,500	Guaranty Bancorp (a)	11
2,600	Hampton Roads Bankshares, Inc.	7
2,900	Hancock Holding Co.	109
6,100	Harleysville National Corp.	32
1,900	Heartland Financial USA, Inc.	28
800	Heritage Financial Corp.	11
1,300	Home Bancorp, Inc. (a)	16
2,400	Home Bancshares, Inc.	53
2,900	IBERIABANK Corp.	132
3,000	Independent Bank Corp.	66
7,400	International Bancshares Corp.	121
6,100	Investors Bancorp, Inc. (a)	65
2,900	Lakeland Bancorp, Inc.	22
1,800	Lakeland Financial Corp.	37
2,900	MainSource Financial Group, Inc.	20
6,900	MB Financial, Inc.	145
700	Merchants Bancshares, Inc.	15
500	Metro Bancorp, Inc. (a)	6
700	MidSouth Bancorp, Inc.	9
2,200	Nara Bancorp, Inc.	15
1,000	National Bankshares, Inc.	25
17,400	National Penn Bancshares, Inc.	106
4,700	NBT Bancorp, Inc.	106
2,800	Northfield Bancorp, Inc.	36
900	Northrim BanCorp, Inc.	14
300	Norwood Financial Corp.	9
600	Ohio Valley Banc Corp.	16
12,000	Old National Bancorp	134
300	Old Point Financial Corp.	5
1,500	Old Second Bancorp, Inc.	9
3,500	Oriental Financial Group, Inc.	44
400	Orrstown Financial Services, Inc.	15
6,600	Pacific Capital Bancorp	9
1,800	Pacific Continental Corp.	19
3,500	PacWest Bancorp	67
1,400	Park National Corp.	82
1,000	Peapack-Gladstone Financial Corp.	16
200	Penns Woods Bancorp, Inc.	6
1,500	Peoples Bancorp, Inc.	20
500	Peoples Financial Corp.	9
4,700	Pinnacle Financial Partners, Inc. (a)	60
400	Porter Bancorp, Inc.	7

Shares	Security Description	Value (000)
	Regional Banks (continued)
3,100	PremierWest Bancorp	$8
1,700	PrivateBancorp, Inc.	42
6,400	Prosperity Bancshares, Inc.	223
3,000	Renasant Corp.	45
1,200	Republic Bancorp, Inc., Class - A	24
1,000	Republic First Bancorp, Inc. (a)	5
3,400	S&T Bancorp, Inc.	44
1,000	S.Y. Bancorp, Inc.	23
2,300	Sandy Spring Bancorp, Inc.	37
600	Santander BanCorp (a)	6
1,800	SCBT Financial Corp.	51
1,200	Shore Bancshares, Inc.	20
1,000	Sierra Bancorp	12
1,100	Signature Bank (a)	32
2,000	Simmons First National Corp., Class - A	58
2,100	Smithtown Bancorp, Inc.	24
1,500	Southside Bancshares, Inc.	34
2,100	Southwest Bancorp, Inc.	29
2,100	State Bancorp, Inc.	18
3,200	StellarOne Corp.	47
2,600	Sterling Bancorp	19
11,700	Sterling Bancshares, Inc.	86
7,500	Sterling Financial Corp. (a)	15
400	Suffolk Bancorp	12
1,900	Sun Bancorp, Inc. (a)	10
12,300	Susquehanna Bancshares, Inc.	72
4,100	SVB Financial Group (a)	177
4,600	Texas Capital Bancshares, Inc. (a)	77
2,800	The Bancorp, Inc. (a)	16
400	The Bank of Kentucky Financial Corp.	8
600	The First of Long Island Corp.	16
24,300	The South Financial Group, Inc.	36
800	The Wilber Corp.	7
700	Tompkins Financial Corp.	31
500	Tower Bancorp, Inc.	13
3,000	TowneBank	38
2,000	TriCo Bancshares	33
7,900	Trustmark Corp.	150
17,200	UCBH Holdings, Inc.	14
4,400	UMB Financial Corp.	178
12,000	Umpqua Holdings Corp.	127
2,400	Union Bankshares Corp.	30
5,400	United Bankshares, Inc.	106
6,100	United Community Banks, Inc (a)	30
900	United Security Bancshares, Inc.	20
2,300	Univest Corp. of Pennsylvania	50
1,400	Washington Banking Co.	13
2,000	Washington Trust Bancorp, Inc.	35
9,700	Webster Financial Corp.	121
3,300	WesBanco, Inc.	51
2,200	West Bancorp	11
1,800	Westamerica Bancorp	94
6,500	Western Alliance Bancorp (a)	41
2,600	Wilshire Bancorp, Inc.	19
3,400	Wintrust Financial Corp.	95
2,300	Yadkin Valley Financial Corp.	11

		6,590

	Reinsurance — 0.25%
900	Enstar Group Ltd. (a)	56
5,600	Flagstone Reinsurance Holdings Ltd.	63
4,000	Greenlight Capital Re Ltd., Class - A (a)	75
7,100	Maiden Holdings Ltd.	52
6,400	Max Capital Group Ltd.	137
11,900	Montpelier Re Holdings Ltd. - ADR	194

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Reinsurance (continued)
7,100	Platinum Underwriters Holdings Ltd.	$254

		831

	Research and Consulting Services — 0.03%
200	CRA International, Inc. (a)	5
200	Diamond Management & Technology Consultants, Inc.	1
1,500	First Advantage Corp., Class - A (a)	28
300	Franklin Covey Co. (a)	2
400	Hill International, Inc. (a)	3
1,700	School Specialty, Inc. (a)	40
100	VSE Corp.	4

		83

	Residential REITs — 0.24%
7,200	American Campus Communities, Inc.	193
1,900	Associated Estates Realty Corp.	18
8,100	Education Realty Trust, Inc.	48
1,400	Equity Lifestyle Properties, Inc.	60
4,500	Home Properties, Inc.	194
2,000	Mid-America Apartment Communities, Inc.	90
6,300	Post Properties, Inc.	114
2,400	Sun Communities, Inc.	52
900	UMH Properties, Inc.	7

		776

	Restaurants — 0.14%
3,300	AFC Enterprises, Inc. (a)	28
1,000	Benihana, Inc., Class - A (a)	6
4,200	Bob Evans Farms, Inc.	122
800	Cracker Barrel Old Country Store, Inc.	28
4,800	Domino’s Pizza, Inc. (a)	42
100	Einstein Noah Restaurant Group, Inc. (a)	1
300	Frisch’s Restaurants, Inc.	8
1,000	Landry’s Restaurants, Inc. (a)	11
2,900	Luby’s, Inc. (a)	12
1,900	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	14
2,500	O’Charley’s, Inc. (a)	23
600	Papa John’s International, Inc. (a)	15
1,700	Red Robin Gourmet Burgers, Inc. (a)	35
9,300	Ruby Tuesday, Inc. (a)	78
500	Ruth’s Hospitality Group, Inc. (a)	2
700	Sonic Corp. (a)	8
3,500	The Steak n Shake Co. (a)	41

		474

	Retail REITs — 0.38%
4,300	Acadia Realty Trust	65
1,000	Agree Realty Corp.	23
100	Alexander’s, Inc.	30
19,000	CBL & Associates Properties, Inc.	184
5,500	Cedar Shopping Centers, Inc.	35
19,800	Developers Diversified Realty Corp.	183
4,700	Equity One, Inc.	74
1,500	Getty Realty Corp.	37
8,200	Glimcher Realty Trust	30
10,000	Inland Real Estate Corp.	88
6,600	Kite Realty Group Trust	27
11,100	National Retail Properties, Inc.	238
5,500	Pennsylvania Real Estate Investment Trust	42
3,500	Ramco-Gershenson Properties Trust	31
300	Saul Centers, Inc.	10
2,700	Tanger Factory Outlet Centers, Inc.	101

Shares	Security Description	Value (000)
	Retail REITs (continued)
2,900	Urstadt Biddle Properties, Inc., Class - A	$42

		1,240

	Security & Alarm Services — 0.02%
1,600	Cornell Cos., Inc. (a)	36
100	GeoEye, Inc. (a)	3
1,400	The Geo Group, Inc. (a)	28

		67

	Semiconductor Equipment — 0.25%
1,000	Advanced Energy Industries, Inc. (a)	14
3,100	ATMI, Inc. (a)	56
9,200	Brooks Automation, Inc. (a)	71
2,900	Cabot Microelectronics Corp. (a)	101
3,300	Cohu, Inc.	45
4,200	Cymer, Inc. (a)	163
17,800	Entegris, Inc. (a)	88
400	FEI Co. (a)	10
400	FormFactor, Inc. (a)	10
2,000	MEMSIC, Inc. (a)	8
7,000	MKS Instruments, Inc. (a)	135
6,000	Photronics, Inc. (a)	28
2,700	Rudolph Technologies, Inc. (a)	20
2,700	Semitool, Inc. (a)	23
2,000	Veeco Instruments, Inc. (a)	47

		819

	Semiconductors — 0.19%
2,600	Actel Corp. (a)	32
1,800	ANADIGICS, Inc. (a)	9
400	CEVA, Inc. (a)	4
3,200	DSP Group, Inc. (a)	26
4,600	Exar Corp. (a)	34
2,600	GSI Technology, Inc. (a)	10
600	IXYS Corp.	5
15,100	Lattice Semiconductor Corp. (a)	34
3,800	Micrel, Inc.	31
2,900	Mictrotune, Inc. (a)	5
7,100	OmniVision Technologies, Inc. (a)	116
3,600	Pericom Semiconductor Corp. (a)	35
2,800	RF Micro Devices, Inc. (a)	15
1,000	Sigma Designs, Inc. (a)	15
10,600	Silicon Image, Inc. (a)	26
11,300	Silicon Storage Technology, Inc. (a)	27
2,300	Standard Microsystems Corp. (a)	53
200	Techwell, Inc. (a)	2
8,000	Trident Microsystems, Inc. (a)	21
9,100	TriQuint Semiconductor, Inc. (a)	70
2,100	Virage Logic Corp. (a)	11
3,300	White Electronic Designs Corp. (a)	15
1,800	Zoran Corp. (a)	21

		617

	Soft Drinks — 0.02%
11,400	Heckmann Corp. (a)	52
800	National Beverage Corp. (a)	9

		61

	Specialized Consumer Services — 0.08%
4,100	Jackson Hewitt Tax Service, Inc.	21
1,300	Mac-Gray Corp. (a)	14
8,100	Regis Corp.	125
800	Sotheby’s	14
1,000	Steiner Leisure Ltd. (a)	36
11,400	Stewart Enterprises, Inc., Class - A	60

		270

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized Finance — 0.10%
1,300	Asset Acceptance Capital Corp. (a)	$9
300	California First National Bancorp	3
1,900	Encore Capital Group, Inc. (a)	26
4,000	Fifth Street Finance Corp.	44
2,400	Financial Federal Corp.	59
2,100	Medallion Financial Corp.	18
2,900	NewStar Financial, Inc. (a)	9
7,700	PHH Corp. (a)	153
2,600	Primus Guaranty Ltd. (a)	11

		332

	Specialized REITs — 0.50%
8,200	Ashford Hospitality Trust (a)	28
4,300	Cogdell Spencer, Inc.	20
15,400	DiamondRock Hospitality Co. (a)	125
4,800	Entertainment Properties Trust	164
12,300	Extra Space Storage, Inc.	130
9,200	FelCor Lodging Trust, Inc.	42
8,200	Healthcare Realty Trust, Inc.	173
6,100	Hersha Hospitality Trust	19
8,800	LaSalle Hotel Properties	173
2,900	LTC Properties, Inc.	70
11,400	Medical Properties Trust, Inc.	89
3,500	National Health Investors, Inc.	111
9,300	OMEGA Healthcare Investors, Inc.	149
2,700	Potlatch Corp.	77
3,200	Sovran Self Storage, Inc.	97
10,700	Strategic Hotels & Resorts, Inc.	28
10,700	Sunstone Hotel Investors, Inc.	76
11,300	U-Store-It Trust	70
700	Universal Health Realty Income Trust	23

		1,664

	Specialty Chemicals — 0.41%
3,300	A. Schulman, Inc.	66
3,000	Arch Chemicals, Inc.	90
6,400	Ferro Corp.	57
1,100	GenTek, Inc. (a)	42
6,900	H.B. Fuller Co.	144
3,900	ICO, Inc. (a)	18
3,400	Innospec, Inc.	50
2,600	Minerals Technologies, Inc.	124
4,200	OM Group, Inc. (a)	128
10,800	PolyOne Corp. (a)	72
1,600	Quaker Chemical Corp.	35
7,000	Rockwood Holdings, Inc. (a)	144
6,700	Sensient Technologies Corp.	186
100	Stepan Co.	6
7,200	W. R. Grace & Co. (a)	156
4,000	Zoltek Cos., Inc. (a)	42

		1,360

	Specialty Stores — 0.11%
900	Books-A-Million, Inc.	11
7,000	Borders Group, Inc. (a)	22
2,400	Build-A-Bear Workshop, Inc. (a)	12
5,700	Cabela’s, Inc. (a)	76
1,400	Conn’s, Inc. (a)	16
700	Gander Mountain Co. (a)	3
2,400	Jo-Ann Stores, Inc. (a)	64
3,000	OfficeMax, Inc. (a)	38
10,100	Sally Beauty Holdings, Inc. (a)	72
2,000	West Marine, Inc. (a)	16

Shares	Security Description	Value (000)
	Specialty Stores (continued)
3,400	Zale Corp. (a)	$24

		354

	Steel — 0.05%
2,400	A.M. Castle & Co.	24
4,400	China Precision Steel, Inc. (a)	12
1,400	General Steel Holdings, Inc. (a)	5
1,700	Haynes International, Inc. (a)	54
1,300	Olympic Steel, Inc.	37
1,100	Sutor Technology Group Ltd. (a)	4
1,000	Universal Stainless & Alloy Products, Inc. (a)	18
700	Worthington Industries, Inc.	10

		164

	Systems Software — 0.03%
200	Double-Take Software, Inc. (a)	2
1,200	Dynamics Research Corp. (a)	15
2,200	Pervasive Software, Inc. (a)	11
7,100	SonicWALL, Inc. (a)	60

		88

	Technology Distributors — 0.09%
2,200	Agilysys, Inc.	14
2,600	Electro Rent Corp.	30
5,700	Insight Enterprises, Inc. (a)	70
1,300	PC Connection, Inc. (a)	7
1,100	PC Mall, Inc. (a)	8
3,400	ScanSource, Inc. (a)	96
2,200	SYNNEX Corp. (a)	67

		292

	Textiles — 0.01%
6,400	Unifi, Inc. (a)	20

	Thrifts & Mortgage Finance — 0.52%
3,100	Abington Bancorp, Inc.	24
11,800	Astoria Financial Corp.	130
6,700	Bank Mutual Corp.	59
3,100	BankFinancial Corp.	30
4,700	Beneficial Mutual Bancorp, Inc. (a)	43
2,000	Berkshire Hills Bancorp, Inc.	44
6,400	Brookline Bancorp, Inc.	62
200	Brooklyn Federal Bancorp, Inc.	2
300	Cheviot Financial Corp.	3
1,200	Clifton Savings Bancorp, Inc.	12
2,500	Danvers Bancorp, Inc.	34
3,700	Dime Community Bancshares, Inc.	42
800	Doral Financial Corp. (a)	3
1,300	ESB Financial Corp.	17
2,200	ESSA Bancorp, Inc.	29
1,200	First Defiance Financial Corp.	18
1,700	First Financial Holdings, Inc.	27
2,600	First Financial Northwest, Inc.	15
600	First Financial Service Corp.	8
9,500	Flagstar Bancorp, Inc. (a)	10
4,100	Flushing Financial Corp.	47
800	Fox Chase Bancorp, Inc. (a)	8
200	Heritage Financial Group	2
2,400	Home Federal Bancorp, Inc.	27
600	K-Fed Bancorp	5
2,100	Kearny Financial Corp.	22
400	Kentucky First Federal Bancorp	5
1,000	Legacy Bancorp, Inc.	11
1,400	Meridian Interstate Bancorp, Inc. (a)	12
17,800	MGIC Investment Corp. (a)	132
500	NASB Financial, Inc.	13

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
14,700	NewAlliance Bancshares, Inc.	$157
800	Northeast Community Bancorp, Inc.	6
2,400	Northwest Bancorp, Inc.	55
1,300	OceanFirst Financial Corp.	15
8,100	Ocwen Financial Corp. (a)	92
300	Oritani Financial Corp.	4
8,500	Provident Financial Services, Inc.	87
4,900	Provident New York Bancorp	47
100	Prudential Bancorp, Inc. of Pennsylvania	1
11,300	Radian Group, Inc.	120
1,200	Rockville Financial, Inc.	13
700	Roma Financial Corp.	9
1,400	Territorial Bancorp, Inc.	22
10,400	The PMI Group, Inc.	44
900	Tree.Com, Inc. (a)	7
6,800	TrustCo Bank Corp.	42
1,900	United Financial Bankcorp, Inc.	22
1,000	Waterstone Financial, Inc. (a)	5
4,400	Westfield Financial, Inc.	37
900	WSFS Financial Corp.	24

		1,705

	Tobacco — 0.05%
4,100	Alliance One International, Inc. (a)	18
3,200	Universal Corp.	134

		152

	Trading Companies & Distributors — 0.19%
3,500	Aceto Corp.	23
6,700	Aircastle Ltd.	65
6,000	Applied Industrial Technologies, Inc.	127
1,100	Beacon Roofing Supply, Inc. (a)	18
1,700	BlueLinx Holdings, Inc. (a)	7
1,100	DXP Enterprises, Inc. (a)	12
3,900	H&E Equipment Services, Inc. (a)	44
1,400	Houston Wire & Cable Co.	15
4,600	Interline Brands, Inc. (a)	78
500	Kaman Corp.	11
600	Lawson Products, Inc.	10
3,500	Rush Enterprises, Inc., Class - A (a)	45
2,000	TAL International Group, Inc.	28
1,300	Textainer Group Holdings Ltd.	21
100	Titan Machinery, Inc. (a)	1
8,600	United Rentals, Inc. (a)	89
300	Watsco, Inc.	16
700	Willis Lease Finance Corp. (a)	10

		620

	Trucking — 0.21%
1,300	AMERCO, Inc. (a)	60
3,600	Arkansas Best Corp.	108
6,000	Avis Budget Group, Inc. (a)	80
600	Celadon Group, Inc. (a)	7
3,100	Dollar Thrifty Automotive Group, Inc. (a)	76
2,700	Heartland Express, Inc.	39
1,700	Knight Transportation, Inc.	28
3,300	Old Dominion Freight Line, Inc. (a)	100
100	Patriot Transportation Holding, Inc. (a)	7
1,900	Saia, Inc. (a)	31
800	Universal Truckload Services, Inc.	13
300	USA Truck, Inc. (a)	4
5,900	Werner Enterprises, Inc.	110

Shares	Security Description	Value (000)
	Trucking (continued)
8,500	YRC Worldwide, Inc. (a)	$38

		701

	Water Utilities — 0.11%
2,600	American States Water Co.	94
900	Artesian Resources Corp., Class - A	15
2,600	California Water Sevice Group	101
1,100	Connecticut Water Service, Inc.	25
1,400	Consolidated Water Co., Ltd.	23
1,900	Middlesex Water Co.	29
500	Pennichuck Corp.	11
1,800	SJW Corp.	41
3,500	Southwest Water Co.	17
1,000	The York Water Co.	14

		370

	Wireless Telecommunication Services — 0.02%
200	iPCS, Inc. (a)	3
1,700	Syniverse Holdings, Inc. (a)	30
300	USA Mobility, Inc.	4
3,400	Virgin Mobile USA, Inc., Class - A (a)	17

		54

	Total SSgA Funds Management, Inc.	64,989

	Sterling Johnston Capital Management, L.P. — 16.02%
	Aerospace & Defense — 0.96%
35,750	AAR Corp. (a)	784
20,400	Cubic Corp.	805
19,500	HEICO Corp.	846
15,447	Triumph Group, Inc.	741

		3,176

	Alternative Carriers — 0.13%
8,800	AboveNet, Inc. (a)	429

	Apparel Retail — 0.98%
67,250	AnnTaylor Stores Corp. (a)	1,069
74,200	Coldwater Creek, Inc. (a)	608
43,450	Collective Brands, Inc. (a)	753
16,853	The Gymboree Corp. (a)	815

		3,245

	Apparel, Accessories & Luxury Goods — 0.11%
13,920	Carter’s, Inc. (a)	372

	Application Software — 0.68%
17,804	Blackboard, Inc. (a)	673
92,000	Compuware Corp. (a)	674
11,228	Concur Technologies, Inc. (a)	446
72,292	Lawson Software, Inc. (a)	451

		2,244

	Automotive Retail — 0.34%
36,650	Penske Automotive Group, Inc.	703
41,550	The Pep Boys - Manny, Moe & Jack	406

		1,109

	Biotechnology — 0.46%
40,550	BioMarin Pharmaceutical, Inc. (a)	733
20,066	Genomic Health, Inc. (a)	439
25,097	Seattle Genetics, Inc. (a)	352

		1,524

	Communications Equipment — 0.52%
19,050	InterDigital, Inc. (a)	441
33,650	NETGEAR, Inc. (a)	617
28,100	Neutral Tandem, Inc. (a)	640

		1,698

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Computer Hardware — 0.21%
62,600	3PAR, Inc. (a)	$690

	Computer Storage & Peripherals — 0.17%
19,400	STEC, Inc. (a)	570

	Construction & Engineering — 0.25%
38,600	Tutor Perini Corp. (a)	822

	Construction & Farm Machinery — 0.15%
13,150	Wabtec Corp.	494

	Data Processing & Outsourced Services — 0.20%
40,472	CyberSource Corp. (a)	675

	Diversified Metals & Mining — 0.43%
57,400	RTI International Metals, Inc. (a)	1,430

	Diversified Support Services — 0.19%
33,350	Healthcare Services Group, Inc.	612

	Electrical Components & Equipment — 0.60%
59,144	EnerSys (a)	1,308
45,300	GrafTech International Ltd. (a)	666

		1,974

	Electronic Equipment & Instruments — 0.28%
91,700	Cogent, Inc. (a)	926

	Environmental & Facilities Services — 0.12%
42,250	EnergySolutions, Inc.	390

	Health Care Equipment — 1.31%
14,657	Integra LifeSciences Holdings (a)	501
16,512	Meridian Bioscience, Inc.	413
15,100	NuVasive, Inc. (a)	631
34,250	Quidel Corp. (a)	556
24,870	SonoSite, Inc. (a)	658
24,696	Volcano Corp. (a)	415
33,803	Wright Medical Group, Inc. (a)	604
25,900	ZOLL Medical Corp. (a)	557

		4,335

	Health Care Services — 0.54%
28,013	Catalyst Health Solutions, Inc. (a)	816
10,400	Genoptix, Inc. (a)	362
23,700	Gentiva Health Services, Inc. (a)	593

		1,771

	Health Care Supplies — 0.17%
10,168	Haemonetics Corp. (a)	571

	Health Care Technology — 0.17%
15,000	athenahealth, Inc. (a)	576

	Home Entertainment Software — 0.61%
27,750	Perfect World Co. Ltd. - Sponsored ADR (a)	1,335
99,450	THQ, Inc. (a)	680

		2,015

	Household Products — 0.16%
45,650	Central Garden & Pet Co. (a)	536

	Human Resource & Employment Services — 0.20%
45,750	TrueBlue, Inc. (a)	644

	Industrial Machinery — 0.35%
10,044	Middleby Corp. (a)	552
10,550	Nordson Corp.	592

		1,144

	Internet Retail — 0.19%
36,700	Shutterfly, Inc. (a)	610

	Internet Software & Services — 0.79%
16,200	j2 Global Communications, Inc. (a)	373

Shares	Security Description	Value (000)
	Internet Software & Services (continued)
20,850	Mercadolibre, Inc. (a)	$802
43,461	SkillSoft PLC - ADR (a)	417
63,700	ValueClick, Inc. (a)	840
9,629	Websense, Inc. (a)	162

		2,594

	Investment Banking & Brokerage — 0.31%
36,400	Investment Technology Group, Inc. (a)	1,016

	Life Sciences Tools & Services — 0.21%
25,770	Medivation, Inc. (a)	699

	Oil & Gas Equipment & Services — 0.39%
57,018	Tesco Corp. (a)	455
55,091	Willbros Group, Inc. (a)	839

		1,294

	Packaged Foods & Meats — 0.31%
13,150	American Italian Pasta Co., Class - A (a)	357
57,300	Del Monte Foods Co.	664

		1,021

	Paper Packaging — 0.03%
15,600	Boise, Inc. (a)	82

	Paper Products — 0.01%
700	Schweitzer-Mauduit International, Inc.	38

	Pharmaceuticals — 0.12%
26,150	Eurand NV (a)	396

	Research and Consulting Services — 0.31%
54,200	Duff & Phelps Corp., Class - A	1,038

	Restaurants — 0.12%
20,850	The Cheesecake Factory, Inc. (a)	386

	Security & Alarm Services — 0.35%
42,870	GeoEye, Inc. (a)	1,149

	Semiconductors — 1.49%
65,350	Cypress Semiconductor Corp. (a)	675
34,880	Diodes, Inc. (a)	631
59,100	Fairchild Semiconductor International Corp. (a) 605
48,650	Intersil Holding Corp.	745
22,400	Monolithic Power Systems, Inc. (a)	525
35,900	Semtech Corp. (a)	611
78,000	TriQuint Semiconductor, Inc. (a)	602
45,400	Zoran Corp. (a)	523

		4,917

	Specialty Chemicals — 0.15%
75,350	PolyOne Corp. (a)	503

	Specialty Stores — 0.13%
31,100	Cabela’s, Inc. (a)	415

	Steel — 0.15%
51,204	A.M. Castle & Co.	509

	Systems Software — 0.43%
34,150	Ariba, Inc. (a)	396
22,162	CommVault Systems, Inc. (a)	460
19,000	MICROS Systems, Inc. (a)	574

		1,430

	Thrifts & Mortgage Finance — 0.14%
62,200	MGIC Investment Corp. (a)	461

	Trucking — 0.10%
10,850	Old Dominion Freight Line, Inc. (a)	330

	Total Sterling Johnston Capital Management, L.P.	52,861

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Total Common Stocks	$318,425

	Time Deposits — 2.70%
	Frontier Capital Management Company, LLC — 1.48%
$4,877	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	4,877
	IronBridge Capital Management LP — 0.89%
2,927	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	2,927
	Sterling Johnston Capital Management, L.P. — 0.33%
1,092	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	1,092

	Total Time Deposits	8,896

	Money Market Mutual Funds — 0.20%
	SSgA Funds Management, Inc. — 0.20%
669,998	Alliance Money Market Fund Prime Portfolio, 0.20% (d)	670

	Total Money Market Mutual Funds	670

	Investment Companies — 0.10%
	IronBridge Capital Management LP — 0.09%
5,420	iShares Russell 2000 Index Fund	326

	SSgA Funds Management, Inc. — 0.01%
1,400	Kayne Anderson Energy Development Fund	19

	Total Investment Companies	345

	Total Investments (cost $309,295) — 99.53%	328,336
	Other assets in excess of liabilities — 0.47%	1,545

	Net Assets — 100.00%	$329,881

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Escrow security due to bankruptcy.
(c)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(d)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
10	Russell 2000 Mini Future	$603	Dec-09	$(7)

				$(7)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 95.12%
	Frontier Capital Management Company, LLC — 18.39%
	Aerospace & Defense — 0.26%
8,928	Goodrich Corp.	$485
11,403	Orbital Sciences Corp. (a)	171

		656

	Air Freight & Logistics — 0.11%
12,100	Hub Group, Inc., Class - A (a)	276

	Alternative Carriers — 0.10%
30,700	Premiere Global Services, Inc. (a)	255

	Apparel Retail — 0.31%
59,997	Chico’s FAS, Inc. (a)	780

	Application Software — 0.54%
36,289	Amdocs Ltd. (a)	975
10,526	Manhattan Associates, Inc. (a)	213
14,938	TiVo, Inc. (a)	155

		1,343

	Asset Management & Custody Banks — 0.20%
17,939	Waddell & Reed Financial, Inc., Class - A	510

	Auto Parts & Equipment — 0.17%
8,877	Autoliv, Inc.	298
9,080	Gentex Corp.	129

		427

	Biotechnology — 0.17%
13,600	BioMarin Pharmaceutical, Inc. (a)	246
26,503	Nanosphere, Inc. (a)	190

		436

	Coal & Consumable Fuels — 0.26%
10,200	CONSOL Energy, Inc.	460
6,402	Massey Energy Co.	179

		639

	Communications Equipment — 0.72%
14,552	ADTRAN, Inc.	357
12,572	Anaren, Inc. (a)	214
42,403	Arris Group, Inc. (a)	552
7,854	Ciena Corp. (a)	128
9,592	CommScope, Inc. (a)	287
20,566	Harmonic, Inc. (a)	137
57,945	Sonus Networks, Inc. (a)	123

		1,798

	Computer Hardware — 0.22%
13,028	Avid Technology, Inc. (a)	184
11,388	Diebold, Inc.	375

		559

	Computer Storage & Peripherals — 0.38%
11,120	Seagate Technology	169
21,086	Western Digital Corp. (a)	770

		939

	Construction & Engineering — 0.72%
23,044	Chicago Bridge & Iron Co. NV	430
9,107	Fluor Corp.	463
13,000	Foster Wheeler AG (a)	415
6,555	Jacobs Engineering Group, Inc. (a)	301
9,200	Quanta Services, Inc. (a)	204

		1,813

	Construction & Farm Machinery — 0.12%
8,193	Navistar International Corp. (a)	307

	Consumer Electronics — 0.13%
9,800	Harman International Industries, Inc.	332

Shares	Security Description	Value (000)
	Data Processing & Outsourced Services — 0.09%
4,724	Global Payments, Inc.	$221

	Diversified Chemicals — 0.33%
19,934	Cabot Corp.	461
6,600	FMC Corp.	371

		832

	Diversified Metals & Mining — 0.15%
7,788	Brush Engineered Materials, Inc. (a)	191
7,832	RTI International Metals, Inc. (a)	195

		386

	Diversified Support Services — 0.08%
7,981	Ritchie Bros. Auctioneers, Inc.	196

	Electrical Components & Equipment — 0.48%
9,087	A.O. Smith Corp.	346
18,677	Belden, Inc.	432
3,145	Franklin Electric Co., Inc.	90
5,808	Hubbell, Inc., Class - B	244
2,937	Thomas & Betts Corp. (a)	88

		1,200

	Electronic Components — 0.20%
9,424	DTS, Inc. (a)	258
8,443	Rogers Corp. (a)	253

		511

	Electronic Equipment & Instruments — 0.22%
12,110	Cognex Corp.	198
5,610	Itron, Inc. (a)	360

		558

	Electronic Manufacturing Services — 0.32%
71,233	Flextronics International Ltd. (a)	531
19,604	Jabil Circuit, Inc.	263

		794

	Environmental & Facilities Services — 0.48%
7,722	Clean Harbors, Inc. (a)	435
41,800	EnergySolutions, Inc.	385
14,305	Republic Services, Inc., Class - A	380

		1,200

	General Merchandise Stores — 0.14%
7,185	Dollar Tree, Inc. (a)	350

	Health Care Equipment — 0.63%
81,133	DexCom, Inc. (a)	643
46,900	Hansen Medical, Inc. (a)	164
68,921	Insulet Corp. (a)	774

		1,581

	Health Care Services — 0.56%
10,790	Catalyst Health Solutions, Inc. (a)	315
3,967	Mednax, Inc. (a)	218
38,383	Omnicare, Inc.	864

		1,397

	Health Care Supplies — 0.40%
44,564	RTI Biologics, Inc. (a)	194
26,794	The Cooper Cos., Inc.	796

		990

	Health Care Technology — 0.06%
7,900	Eclipsys Corp. (a)	152

	Industrial Conglomerates — 0.08%
5,577	Carlisle Cos., Inc.	189

	Industrial Gases — 0.06%
3,200	Airgas, Inc.	155

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Industrial Machinery — 0.54%
23,033	Albany International Corp., Class - A	$447
7,920	Kadant, Inc. (a)	96
11,714	Kaydon Corp.	380
9,635	Pall Corp.	311
3,729	Pentair, Inc.	110

		1,344

	Insurance Brokers — 0.09%
8,100	Willis Group Holdings Ltd.	229

	Integrated Oil & Gas — 0.07%
4,500	Interoil Corp. (a)	177

	Internet Software & Services — 0.16%
11,900	Cognet Communications Group, Inc. (a)	134
7,800	comScore, Inc. (a)	141
9,008	Switch and Data Facilities Co. (a)	123

		398

	Investment Banking & Brokerage — 0.31%
22,528	GFI Group, Inc.	163
5,900	Lazard Ltd., Class - A	244
14,600	Raymond James Financial, Inc.	340
5,844	Thomas Weisel Partners Group, Inc. (a)	31

		778

	IT Consulting & Other Services — 0.07%
22,043	Ness Technologies, Inc. (a)	174

	Life Sciences Tools & Services — 0.77%
14,935	ICON PLC - ADR (a)	366
18,388	Illumina, Inc. (a)	781
3,267	Millipore Corp. (a)	230
11,128	Pharmaceutical Product Development, Inc.	244
14,500	QIAGEN NV (a)	309

		1,930

	Marine — 0.12%
8,481	Kirby Corp. (a)	312

	Metal & Glass Containers — 0.62%
56,620	Crown Holdings, Inc. (a)	1,540

	Mortgage REITs — 0.53%
54,600	Annaly Capital Management, Inc.	990
84,800	Chimera Investment Corp.	324

		1,314

	Movies & Entertainment — 0.11%
17,060	Cinemark Holdings, Inc.	177
34,801	RHI Entertainment, Inc. (a)	110

		287

	Office Services & Supplies — 0.08%
5,251	Avery Dennison Corp.	189

	Oil & Gas Drilling — 0.24%
3,757	ENSCO International, Inc.	160
11,285	Noble Corp.	428

		588

	Oil & Gas Equipment & Services — 0.38%
2,574	Core Laboratories NV	266
10,823	Dril-Quip, Inc. (a)	537
3,663	National Oilwell Varco, Inc. (a)	158

		961

	Oil & Gas Exploration & Production — 0.49%
6,700	Cabot Oil & Gas Corp., Class - A	239
8,300	Continental Resources, Inc. (a)	325

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
37,923	Talisman Energy, Inc.	$658

		1,222

	Oil & Gas Refining & Marketing — 0.27%
13,892	Frontier Oil Corp.	193
9,899	World Fuel Services Corp.	476

		669

	Packaged Foods & Meats — 0.10%
14,400	Smart Balance, Inc. (a)	88
11,219	Smithfield Foods, Inc. (a)	155

		243

	Paper Packaging — 0.10%
12,300	Packaging Corp. of America	251

	Paper Products — 0.06%
13,034	Neenah Paper, Inc.	153

	Personal Products — 0.01%
1,300	Nu Skin Enterprises, Inc., Class - A	24

	Pharmaceuticals — 0.06%
4,300	Perrigo Co.	146

	Precious Metals & Minerals — 0.05%
27,949	Hecla Mining Co. (a)	123

	Property & Casualty Insurance — 0.43%
11,753	OneBeacon Insurance Group Ltd.	161
18,300	W.R. Berkley Corp.	463
1,500	White Mountains Insurance Group Ltd.	461

		1,085

	Railroads — 0.12%
11,585	Kansas City Southern Industries, Inc. (a)	307

	Regional Banks — 0.25%
142,832	CapitalSource, Inc.	620

	Reinsurance — 0.31%
5,700	Everest Re Group Ltd.	500
16,920	Montpelier Re Holdings Ltd. - ADR	276

		776

	Restaurants — 0.05%
6,600	The Cheesecake Factory, Inc. (a)	122

	Semiconductor Equipment — 0.47%
17,870	ATMI, Inc. (a)	324
6,963	Cabot Microelectronics Corp. (a)	243
13,232	Cymer, Inc. (a)	514
9,536	Teradyne, Inc. (a)	88

		1,169

	Semiconductors — 1.84%
22,802	Actel Corp. (a)	277
17,941	Altera Corp.	368
16,370	Cree, Inc. (a)	602
29,890	Integrated Device Technology, Inc. (a)	202
22,827	International Rectifier Corp. (a)	445
22,406	Maxim Integrated Products, Inc.	406
18,508	Microsemi Corp. (a)	292
18,677	National Semiconductor Corp.	267
51,213	PMC-Sierra, Inc. (a)	490
7,326	Silicon Laboratories, Inc. (a)	340
68,136	Skyworks Solutions, Inc. (a)	902

		4,591

	Specialized Consumer Services — 0.11%
15,344	Sotheby’s	264

	Specialty Chemicals — 0.19%
13,635	Albemarle Corp.	472

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Frontier Capital Management Company, LLC (continued)
	Systems Software — 0.05%
3,632	Rovi Corp. (a)	$122

	Trading Companies & Distributors — 0.20%
9,316	Watsco, Inc.	502

	Trucking — 0.13%
8,334	Landstar System, Inc.	317

	Wireless Telecommunication Services — 0.32%
39,500	MetroPCS Communications, Inc. (a)	370
14,094	NII Holdings, Inc., Class - B (a)	422

		792

	Total Frontier Capital Management Company, LLC	45,973

	IronBridge Capital Management LP — 26.36%
	Aerospace & Defense — 0.90%
14,155	Esterline Technologies Corp. (a)	555
23,107	Moog, Inc., Class - A (a)	682
29,474	Orbital Sciences Corp. (a)	441
11,728	Triumph Group, Inc.	563

		2,241

	Agricultural Products — 0.30%
26,290	Corn Products International, Inc.	750

	Apparel Retail — 0.17%
12,793	The Buckle, Inc.	437

	Application Software — 0.74%
14,549	ANSYS, Inc. (a)	545
17,934	Informatica Corp. (a)	405
22,443	Jack Henry & Associates, Inc.	527
26,667	Parametric Technology Corp. (a)	368

		1,845

	Asset Management & Custody Banks — 0.19%
16,328	Waddell & Reed Financial, Inc., Class - A	465

	Auto Parts & Equipment — 0.11%
19,258	Superior Industries International, Inc.	273

	Biotechnology — 0.67%
40,084	Cepheid, Inc. (a)	530
28,474	Isis Pharmaceuticals, Inc. (a)	415
16,893	Metabolix, Inc. (a)	174
8,759	Myriad Genetics, Inc. (a)	240
10,495	Onyx Pharmaceuticals, Inc. (a)	314

		1,673

	Building Products — 0.34%
37,094	Apogee Enterprises, Inc.	557
7,755	Universal Forest Products, Inc.	306

		863

	Casinos & Gaming — 0.35%
19,616	WMS Industries, Inc. (a)	874

	Commodity Chemicals — 0.26%
37,389	Methanex Corp.	647

	Communications Equipment — 0.54%
14,387	Polycom, Inc. (a)	385
58,529	Tekelec (a)	961

		1,346

	Computer Storage & Peripherals — 0.20%
19,565	Synaptics, Inc (a)	493

	Construction & Engineering — 0.41%
20,554	Insituform Technologies, Inc., Class - A (a)	394
53,036	MasTec, Inc. (a)	644

Shares	Security Description	Value (000)
	Construction & Engineering (continued)
		$1,038

	Construction & Farm Machinery — 0.22%
21,273	Astec Industries, Inc. (a)	542

	Consumer Electronics — 0.13%
15,487	Universal Electronics, Inc. (a)	316

	Diversified Chemicals — 0.66%
13,867	Cabot Corp.	320
23,538	FCM Corp.	1,324

		1,644

	Diversified Real Estate Activities — 0.16%
14,033	The St. Joe Co. (a)	409

	Education Services — 0.20%
2,289	Strayer Education, Inc.	498

	Electric Utilities — 0.20%
11,072	ITC Holdings Corp.	503

	Electrical Components & Equipment — 1.07%
12,733	American Superconductor Corp. (a)	427
58,602	GrafTech International Ltd. (a)	861
11,581	SunPower Corp., Class - A (a)	292
23,797	Thomas & Betts Corp. (a)	716
15,193	Woodward Governor Co.	369

		2,665

	Electronic Equipment & Instruments — 1.29%
39,868	Daktronics, Inc.	342
38,304	FLIR Systems, Inc. (a)	1,071
6,120	Itron, Inc. (a)	392
39,491	National Instruments Corp.	1,091
14,578	Rofin-Sinar Technologies, Inc. (a)	335

		3,231

	Electronic Manufacturing Services — 0.15%
15,394	Trimble Navigation Ltd. (a)	368

	Environmental & Facilities Services — 0.12%
11,455	Tetra Tech, Inc. (a)	304

	Footwear — 0.31%
30,744	Wolverine World Wide, Inc.	764

	Gas Utilities — 0.58%
17,811	AGL Resources, Inc.	628
32,580	UGI Corp.	817

		1,445

	General Merchandise Stores — 0.34%
14,132	Big Lots, Inc. (a)	354
38,099	Fred’s, Inc., Class - A	485

		839

	Health Care Distributors — 0.45%
24,643	Owens & Minor, Inc.	1,115

	Health Care Equipment — 0.64%
33,850	ABIOMED, Inc. (a)	329
10,549	Gen-Probe, Inc. (a)	437
27,636	Hansen Medical, Inc. (a)	97
7,077	IDEXX Laboratories, Inc. (a)	354
17,968	ZOLL Medical Corp. (a)	386

		1,603

	Health Care Technology — 0.51%
17,011	Cerner Corp. (a)	1,272

	Household Appliances — 0.12%
8,616	Snap-on, Inc.	300

	Housewares & Specialties — 0.28%
17,843	Tupperware Brands Corp.	712

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	IronBridge Capital Management LP (continued)
	Industrial Conglomerates — 0.12%
11,336	Raven Industries, Inc.	$303

	Industrial Machinery — 0.85%
11,779	IDEX Corp.	329
13,822	Kaydon Corp.	448
14,856	Lincoln Electric Holdings, Inc.	705
7,629	Valmont Industries, Inc.	650

		2,132

	Internet Retail — 0.14%
7,842	Netflix, Inc. (a)	362

	Investment Banking & Brokerage — 0.73%
28,858	Jefferies Group, Inc. (a)	786
33,565	Knight Capital Group, Inc., Class - A (a)	730
17,552	optionsXpress Holdings, Inc.	303

		1,819

	Leisure Products — 0.21%
69,383	Callaway Golf Co.	528

	Life Sciences Tools & Services — 1.21%
17,046	Albany Molecular Research, Inc. (a)	148
4,881	Dionex Corp. (a)	317
75,284	Exelixis, Inc. (a)	480
31,489	Illumina, Inc. (a)	1,337
18,023	Luminex Corp. (a)	307
7,127	Techne Corp.	446

		3,035

	Marine — 0.39%
30,618	Alexander & Baldwin, Inc.	983

	Metal & Glass Containers — 0.39%
26,105	AptarGroup, Inc.	975

	Multi-line Insurance — 0.49%
48,376	American Financial Group, Inc.	1,234

	Multi-Sector Holdings — 0.11%
8,280	PICO Holdings, Inc. (a)	276

	Multi-Utilities — 0.77%
50,713	Avista Corp.	1,026
35,331	Black Hills Corp.	889

		1,915

	Office REITs — 0.59%
8,551	Alexandria Real Estate Equities, Inc.	465
27,719	Corporate Office Properties	1,022

		1,487

	Oil & Gas Drilling — 0.37%
22,382	Unit Corp. (a)	923

	Oil & Gas Equipment & Services — 0.75%
8,156	Lufkin Industries, Inc.	434
12,293	Oceaneering International, Inc. (a)	698
17,302	Oil States International, Inc. (a)	608
16,455	Tesco Corp. (a)	131

		1,871

	Oil & Gas Exploration & Production — 0.48%
20,353	Cabot Oil & Gas Corp., Class - A	727
20,215	Swift Energy Co. (a)	479

		1,206

	Oil & Gas Storage & Transportation — 0.28%
34,039	Southern Union Co.	708

	Packaged Foods & Meats — 0.18%
17,299	Flowers Foods, Inc.	455

Shares	Security Description	Value (000)
	Property & Casualty Insurance — 0.98%
4,331	Alleghany Corp. (a)	$1,122
20,690	Argo Group International Holdings Ltd. - ADR (a)	697
6,396	RLI Corp.	338
24,131	Stewart Information Services Corp.	298

		2,455

	Regional Banks — 0.97%
20,665	Columbia Banking System, Inc.	342
20,707	Cullen/Frost Bankers, Inc.	1,069
8,104	IBERIABANK Corp.	369
24,956	TCF Financial Corp.	326
5,965	Westamerica Bancorp	310

		2,416

	Residential REITs — 0.51%
28,283	Mid-America Apartment Communities, Inc.	1,276

	Semiconductor Equipment — 0.17%
12,880	Varian Semiconductor Equipment Associates, Inc. (a)	423

	Semiconductors — 0.58%
67,577	Cypress Semiconductor Corp. (a)	698
24,384	Semtech Corp. (a)	415
14,689	Standard Microsystems Corp. (a)	341

		1,454

	Specialized Finance — 0.19%
18,778	Financial Federal Corp.	463

	Specialty Chemicals — 0.72%
12,580	Arch Chemicals, Inc.	377
14,949	Lubrizol Corp.	1,068
7,687	Minerals Technologies, Inc.	366

		1,811

	Specialty Stores — 0.35%
18,281	Tractor Supply Co. (a)	885

	Steel — 0.15%
16,477	Carpenter Technology Corp.	385

	Systems Software — 0.30%
9,683	Sybase, Inc. (a)	377
43,775	TeleCommunication Systems, Inc., Class - A (a)	366

		743

	Technology Distributors — 0.15%
13,483	ScanSource, Inc. (a)	382

	Thrifts & Mortgage Finance — 0.31%
37,106	Provident Financial Services, Inc.	382
22,930	Washington Federal, Inc.	386

		768

	Trading Companies & Distributors — 0.31%
12,321	GATX Corp.	345
14,802	WESCO International, Inc. (a)	426

		771

	Total IronBridge Capital Management LP	65,919

	Mellon Capital Management Corp. — 13.05%
	Aerospace & Defense — 0.19%
2,200	American Science & Engineering, Inc.	150
1,200	Cubic Corp.	47
4,900	DynCorp International, Inc., Class - A (a)	88
8,452	Orbital Sciences Corp. (a)	127
1,100	Triumph Group, Inc.	53

		465

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Agricultural Products — 0.04%
4,491	Fresh Del Monte Produce, Inc. (a)	$102

	Airlines — 0.10%
4,400	Alaska Air Group, Inc. (a)	118
8,259	SkyWest, Inc.	137

		255

	Apparel Retail — 0.30%
2,558	Aeropostale, Inc. (a)	111
2,700	Citi Trends, Inc. (a)	77
10,459	Dress Barn, Inc. (a)	188
2,570	Jos. A. Bank Clothiers, Inc. (a)	115
5,600	Shoe Carnival, Inc. (a)	86
13,200	Stage Stores, Inc.	171

		748

	Apparel, Accessories & Luxury Goods — 0.10%
2,601	Fossil, Inc. (a)	74
8,400	Oxford Industries, Inc.	165

		239

	Application Software — 0.51%
2,300	Advent Software, Inc. (a)	93
7,000	Fair Isaac Corp.	150
7,410	Interactive Intelligence, Inc. (a)	142
8,139	JDA Software Group, Inc. (a)	178
8,316	Manhattan Associates, Inc. (a)	168
11,400	NetScout Systems, Inc. (a)	154
17,500	S1 Corp. (a)	108
12,600	SuccessFactors, Inc. (a)	177
10,900	TiVo, Inc. (a)	113

		1,283

	Asset Management & Custody Banks — 0.14%
6,400	Apollo Investment Corp.	61
11,800	Calamos Asset Management, Inc., Class - A	154
13,900	Penson Worldwide, Inc. (a)	136

		351

	Auto Parts & Equipment — 0.01%
6,300	Spartan Motors, Inc.	32

	Automotive Retail — 0.06%
5,800	Asbury Automotive Group, Inc. (a)	74
4,500	Lithia Motors, Inc., Class - A	70

		144

	Biotechnology — 0.54%
1,600	Alexion Pharmaceuticals, Inc. (a)	71
15,200	Alkermes, Inc. (a)	140
3,300	Alnylam Pharmaceuticals, Inc. (a)	75
12,500	MannKind Corp. (a)	123
8,241	Martek Biosciences Corp. (a)	186
21,900	Maxygen, Inc. (a)	146
6,900	Momenta Pharmaceuticals, Inc. (a)	73
2,800	Myriad Genetics, Inc. (a)	77
2,000	Onyx Pharmaceuticals, Inc. (a)	60
2,119	OSI Pharmaceuticals, Inc. (a)	75
8,500	PDL BioPharma, Inc.	67
17,200	Poniard Pharmaceuticals, Inc. (a)	129
8,226	Seattle Genetics, Inc. (a)	115

		1,337

	Building Products — 0.15%
4,200	AAON, Inc.	84
11,800	Apogee Enterprises, Inc.	177

Shares	Security Description	Value (000)
	Building Products (continued)
8,717	Gibraltar Industries, Inc.	$116

		377

	Casinos & Gaming — 0.06%
6,100	Isle of Capri Casinos, Inc. (a)	72
1,551	WMS Industries, Inc. (a)	69

		141

	Commercial Printing — 0.13%
4,300	Consolidated Graphics, Inc. (a)	107
5,058	Ennis, Inc.	82
7,300	M & F Worldwide Corp. (a)	148

		337

	Commodity Chemicals — 0.03%
4,300	Innophos Holdings, Inc.	80

	Communications Equipment — 0.53%
19,800	Acme Packet, Inc. (a)	198
7,220	Anaren, Inc. (a)	123
19,600	Arris Group, Inc (a)	255
8,700	Aruba Networks, Inc. (a)	77
7,500	Avocent Corp. (a)	152
12,001	Harmonic, Inc. (a)	80
5,400	Loral Space & Communications, Inc. (a)	148
12,660	Oplink Communications, Inc. (a)	184
4,600	Starent Networks Corp. (a)	117

		1,334

	Computer Hardware — 0.03%
8,200	Cray, Inc. (a)	68

	Computer Storage & Peripherals — 0.09%
13,000	Novatel Wireless, Inc. (a)	148
2,673	Synaptics, Inc. (a)	67

		215

	Construction & Engineering — 0.16%
13,200	Dycom Industries, Inc. (a)	162
6,617	EMCOR Group, Inc. (a)	168
2,100	Granite Construction, Inc.	65

		395

	Construction & Farm Machinery — 0.08%
5,100	Cascade Corp.	136
9,400	Federal Signal Corp.	68

		204

	Consumer Finance — 0.15%
4,900	EZCORP, Inc., Class - A (a)	67
13,700	Nelnet, Inc., Class - A (a)	171
5,246	World Acceptance Corp. (a)	132

		370

	Data Processing & Outsourced Services — 0.25%
10,241	TeleTech Holdings, Inc. (a)	175
13,500	VeriFone Holdings, Inc. (a)	214
7,800	Wright Express Corp. (a)	230

		619

	Department Stores — 0.07%
12,200	Dillard’s, Inc., Class - A	172

	Diversified Banks — 0.06%
10,651	Banco Latinoamericano de Comercio Exterior SA, Class - E	151

	Diversified Chemicals — 0.07%
11,200	LSB Industries, Inc. (a)	174

	Diversified REITs — 0.02%
5,148	Investors Real Estate Trust	47

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Diversified Support Services — 0.10%
9,961	ATC Technology Corp. (a)	$197
4,900	Comfort Systems USA, Inc.	57

		254

	Education Services — 0.06%
8,400	Corinthian Colleges, Inc. (a)	156

	Electric Utilities — 0.04%
5,896	El Paso Electric Co. (a)	104

	Electrical Components & Equipment — 0.19%
2,800	American Superconductor Corp. (a)	94
6,500	Brady Corp., Class - A	187
7,600	EnerSys (a)	168
900	Powell Industries, Inc. (a)	34

		483

	Electronic Equipment & Instruments — 0.10%
11,500	Comverge, Inc. (a)	141
4,200	OSI Systems, Inc. (a)	77
4,600	Technitrol, Inc.	42

		260

	Electronic Manufacturing Services — 0.13%
9,609	Benchmark Electronics, Inc. (a)	173
3,900	RadiSys Corp. (a)	34
9,321	TTM Technologies, Inc. (a)	107

		314

	Food Distributors — 0.09%
3,300	Nash Finch Co.	90
6,100	United Natural Foods, Inc. (a)	146

		236

	Food Retail — 0.09%
8,300	The Pantry, Inc. (a)	130
3,100	Weis Markets, Inc.	99

		229

	Footwear — 0.12%
4,300	Steven Madden Ltd. (a)	158
5,991	Wolverine World Wide, Inc.	149

		307

	Gas Utilities — 0.10%
2,600	Chesapeake Utilities Corp.	81
6,570	Piedmont Natural Gas Co., Inc.	157

		238

	General Merchandise Stores — 0.05%
9,800	Fred’s, Inc., Class - A	125

	Health Care Distributors — 0.06%
8,100	Pharmerica Corp. (a)	150

	Health Care Equipment — 0.49%
12,200	American Medical Systems Holdings, Inc. (a)	206
11,700	Cantel Medical Corp. (a)	176
7,200	Cyberonics, Inc. (a)	115
13,900	Electro-Optical Sciences, Inc. (a)	133
7,400	ev3, Inc. (a)	91
8,527	Invacare Corp.	190
1,800	Quidel Corp. (a)	29
7,046	Somanetics Corp. (a)	114
5,800	STERIS Corp.	177

		1,231

Shares	Security Description	Value (000)
	Health Care Facilities — 0.09%
8,700	HealthSouth Corp. (a)	$136
5,900	Kindred Healthcare, Inc. (a)	96

		232

	Health Care Services — 0.09%
1,900	CorVel Corp. (a)	54
12,313	Cross Country Healthcare, Inc. (a)	115
4,500	Providence Service Corp. (a)	52

		221

	Health Care Supplies — 0.07%
13,000	Align Technology, Inc. (a)	185

	Health Care Technology — 0.13%
11,000	Eclipsys Corp. (a)	212
9,200	Vital Images, Inc. (a)	115

		327

	Home Furnishings — 0.08%
10,124	Tempur-Pedic International, Inc. (a)	192

	Homebuilding — 0.04%
4,700	Meritage Homes Corp. (a)	95

	Hotels, Resorts & Cruise Lines — 0.07%
8,500	Gaylord Entertainment Co. (a)	171

	Household Products — 0.07%
15,000	Central Garden & Pet Co. (a)	164

	Housewares & Specialties — 0.05%
3,000	Blyth, Inc.	116

	Human Resource & Employment Services — 0.10%
4,529	CDI Corp.	64
12,187	MPS Group, Inc. (a)	128
1,400	Watson Wyatt Worldwide, Inc., Class - A	61

		253

	Independent Power Producers & Energy Traders — 0.02%
1,304	Ormat Technologies, Inc.	53

	Industrial Conglomerates — 0.04%
7,700	Tredegar Corp.	112

	Industrial Machinery — 0.33%
4,664	Actuant Corp., Class - A	75
7,600	Briggs & Stratton Corp.	147
7,753	Chart Industries, Inc. (a)	167
3,361	CIRCOR International, Inc.	95
7,901	Kadant, Inc. (a)	96
2,561	L.B. Foster Co., Class - A (a)	78
7,028	Tecumseh Products Co., Class - A (a)	80
2,500	Watts Water Technologies, Inc., Class - A	76

		814

	Industrial REITs — 0.07%
14,219	First Potomac Realty Trust	164

	Integrated Telecommunication Services — 0.03%
4,633	NTELOS Holding Corp.	82

	Internet Retail — 0.07%
7,107	Overstock.com, Inc. (a)	104
7,400	Stamps.com, Inc. (a)	69

		173

	Internet Software & Services — 0.14%
22,539	EarthLink, Inc.	189
5,200	j2 Global Communications, Inc. (a)	120
5,700	Perficient, Inc. (a)	47

		356

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Investment Banking & Brokerage — 0.22%
10,800	GFI Group, Inc.	$78
10,001	Knight Capital Group, Inc., Class - A (a)	218
6,098	optionsXpress Holdings, Inc.	105
1,500	Stifel Financial Corp. (a)	82
4,000	SWS Group, Inc.	58

		541

	IT Consulting & Other Services — 0.19%
4,300	CACI International, Inc., Class - A (a)	203
7,500	Gartner, Inc. (a)	137
9,900	RightNow Technologies, Inc. (a)	143

		483

	Leisure Facilities — 0.02%
4,100	Speedway Motorsports, Inc.	59

	Leisure Products — 0.04%
7,600	Sturm, Ruger & Co., Inc.	98

	Life & Health Insurance — 0.07%
7,191	Delphi Financial Group, Inc., Class - A	163

	Life Sciences Tools & Services — 0.14%
8,275	Albany Molecular Research, Inc. (a)	72
641	Dionex Corp. (a)	42
6,600	Medivation, Inc. (a)	179
1,043	Varian, Inc. (a)	53

		346

	Managed Health Care — 0.12%
4,306	AMERIGROUP Corp. (a)	95
7,800	Centene Corp. (a)	148
1,820	Magellan Health Services, Inc. (a)	57

		300

	Marine — 0.06%
5,500	American Commercial Lines, Inc. (a)	160

	Metal & Glass Containers — 0.06%
3,700	AEP Industries, Inc. (a)	148

	Mortgage REITs — 0.12%
25,600	MFA Financial, Inc.	204
6,700	Redwood Trust, Inc.	104

		308

	Multi-Sector Holdings — 0.05%
11,100	Compass Diversified Holdings	116

	Multi-Utilities — 0.12%
7,800	NorthWestern Corp.	191
9,600	PNM Resources, Inc.	112

		303

	Office REITs — 0.15%
14,400	BioMed Realty Trust, Inc.	199
8,900	Parkway Properties, Inc.	175

		374

	Oil & Gas Equipment & Services — 0.14%
4,300	GulfMark Offshore, Inc. (a)	141
14,200	Willbros Group, Inc. (a)	216

		357

	Oil & Gas Exploration & Production — 0.39%
8,100	ATP Oil & Gas Corp. (a)	145
5,900	Bill Barrett Corp. (a)	193
3,076	Contango Oil & Gas Co. (a)	157
5,400	EXCO Resources, Inc. (a)	101
6,700	McMoRan Exploration Co. (a)	51

Shares	Security Description	Value (000)
	Oil & Gas Exploration & Production (continued)
3,700	Penn Virginia Corp.	$85
9,200	Rosetta Resources, Inc. (a)	135
9,500	Venoco, Inc. (a)	109

		976

	Oil & Gas Refining & Marketing — 0.07%
3,800	World Fuel Services Corp.	183

	Oil & Gas Storage & Transportation — 0.05%
5,050	Knightsbridge Tankers Ltd.	66
2,300	Nordic American Tanker Shipping Ltd.	68

		134

	Packaged Foods & Meats — 0.11%
1,138	Flowers Foods, Inc.	30
2,200	J & J Snack Foods Corp.	95
2,700	Lancaster Colony Corp.	138

		263

	Paper Products — 0.13%
3,800	Clearwater Paper Corp. (a)	157
13,706	Glatfelter Co.	157

		314

	Pharmaceuticals — 0.11%
2,552	BioMimetic Therapeutics, Inc. (a)	31
7,100	Cadence Pharmaceuticals, Inc. (a)	79
3,900	Valeant Pharmaceuticals International (a)	109
6,300	ViroPharma, Inc. (a)	61

		280

	Property & Casualty Insurance — 0.19%
3,669	American Physicians Capital, Inc.	106
11,306	AmTrust Financial Services, Inc.	129
3,837	Aspen Insurance Holdings Ltd.	102
2,400	FPIC Insurance Group, Inc. (a)	80
1,201	RLI Corp.	63

		480

	Publishing — 0.02%
2,000	Scholastic Corp.	49

	Regional Banks — 0.66%
3,666	Community Bank System, Inc.	67
8,986	First Financial Bancorp.	108
3,602	FirstMerit Corp.	69
7,400	International Bancshares Corp.	121
8,218	National Penn Bancshares, Inc.	50
7,700	Old Second Bancorp, Inc.	44
12,300	Oriental Financial Group, Inc.	156
8,400	PacWest Bancorp	160
2,700	Park National Corp.	158
5,300	Signature Bank (a)	154
14,235	Sterling Bancshares, Inc.	104
1,991	SVB Financial Group (a)	86
1,400	Tower Bancorp, Inc.	37
4,200	Trustmark Corp.	80
3,091	UMB Financial Corp.	125
6,300	United Bankshares, Inc.	123

		1,642

	Reinsurance — 0.06%
1,900	Platinum Underwriters Holdings Ltd.	68
3,460	Validus Holdings Ltd.	89

		157

	Research and Consulting Services — 0.08%
6,476	CBIZ, Inc. (a)	48
6,051	School Specialty, Inc. (a)	144

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Mellon Capital Management Corp. (continued)
	Research and Consulting Services (continued)
		$192

	Residential REITs — 0.02%
3,100	Post Properties, Inc.	56

	Restaurants — 0.31%
8,300	California Pizza Kitchen, Inc. (a)	129
4,800	DineEquity, Inc.	119
15,900	O’Charley’s, Inc. (a)	149
5,500	P.F. Chang’s China Bistro, Inc. (a)	187
10,300	The Cheesecake Factory, Inc. (a)	191

		775

	Retail REITs — 0.14%
9,592	Inland Real Estate Corp.	84
9,900	National Retail Properties, Inc.	213
7,000	Ramco-Gershenson Properties Trust	62

		359

	Semiconductor Equipment — 0.14%
3,100	Advanced Energy Industries, Inc. (a)	44
7,800	Tessera Technologies, Inc. (a)	218
6,375	Ultratech, Inc. (a)	84

		346

	Semiconductors — 0.43%
7,009	Micrel, Inc.	57
13,000	Microsemi Corp. (a)	205
8,791	OmniVision Technologies, Inc. (a)	143
12,542	Pericom Semiconductor Corp. (a)	123
16,100	Skyworks Solutions, Inc. (a)	213
6,400	Standard Microsystems Corp. (a)	149
3,900	Volterra Semiconductor Corp. (a)	72
10,800	Zoran Corp. (a)	124

		1,086

	Specialized Consumer Services — 0.06%
1,200	Matthews International Corp., Class - A	42
7,000	Regis Corp.	109

		151

	Specialized REITs — 0.19%
16,219	Extra Space Storage, Inc.	171
7,700	Healthcare Realty Trust, Inc.	163
2,653	National Health Investors, Inc.	84
3,600	Senior Housing Properties Trust	69

		487

	Specialty Chemicals — 0.19%
9,884	Landec Corp. (a)	63
3,578	Mineral Technologies, Inc.	170
4,400	OM Group, Inc. (a)	134
1,800	Stepan Co.	108

		475

	Specialty Stores — 0.12%
9,400	Cabela’s, Inc. (a)	126
5,600	Jo-Ann Stores, Inc. (a)	150
600	Tractor Supply Co. (a)	29

		305

	Steel — 0.05%
8,902	Worthington Industries, Inc.	124

	Systems Software — 0.04%
2,361	Sybase, Inc. (a)	92

	Technology Distributors — 0.07%
6,007	ScanSource, Inc. (a)	170

Shares	Security Description	Value (000)
	Thrifts & Mortgage Finance — 0.19%
19,599	Bank Mutual Corp.	$173
5,500	Dime Community Bancshares	63
5,573	First Financial Holdings, Inc.	89
15,500	Provident New York Bancorp	148

		473

	Tires & Rubber — 0.04%
5,900	Cooper Tire & Rubber Co.	104

	Tobacco — 0.07%
3,911	Universal Corp.	164

	Trading Companies & Distributors — 0.19%
12,500	Aircastle Ltd.	121
5,660	Applied Industrial Technologies, Inc.	120
5,600	Beacon Roofing Supply, Inc. (a)	89
13,400	Houston Wire & Cable Co.	148

		478

	Trucking — 0.25%
7,600	Avis Budget Group Inc. (a)	102
9,400	Celadon Group, Inc. (a)	106
8,900	Dollar Thrifty Automotive Group, Inc. (a)	219
4,300	Marten Transport Ltd. (a)	73
7,800	Saia, Inc. (a)	125

		625

	Water Utilities — 0.06%
4,600	Consolidated Water Co. Ltd.	75
2,985	SJW Corp.	68

		143

	Wireless Telecommunication Services — 0.14%
5,200	iPCS, Inc. (a)	91
5,432	Syniverse Holdings, Inc. (a)	95
13,700	USA Mobility, Inc.	176

		362

	Total Mellon Capital Management Corp.	32,638

	SSgA Funds Management, Inc. — 19.68%
	Advertising — 0.05%
4,100	Harte-Hanks, Inc.	57
4,300	National CineMedia, Inc.	73

		130

	Aerospace & Defense — 0.33%
3,800	AAR Corp. (a)	83
200	Argon ST, Inc. (a)	4
1,400	Ascent Solar Technologies, Inc. (a)	11
200	Astronics Corp. (a)	2
2,800	Ceradyne, Inc. (a)	51
4,700	Curtiss-Wright Corp.	160
1,100	Ducommun, Inc.	21
2,300	DynCorp International, Inc., Class - A (a)	41
2,100	Esterline Technologies Corp. (a)	82
1,500	Herley Industries, Inc. (a)	20
1,700	Ladish Co., Inc. (a)	26
500	LMI Aerospace, Inc. (a)	5
4,400	Moog, Inc., Class - A (a)	130
2,600	Teledyne Technologies, Inc. (a)	94
600	Todd Shipyards Corp.	10
1,800	Triumph Group, Inc.	86

		826

	Agricultural Products — 0.04%
4,400	Fresh Del Monte Produce, Inc. (a)	99
400	Griffin Land & Nurseries, Inc.	13

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Agricultural Products (continued)
		$112

	Air Freight & Logistics — 0.07%
2,300	Air Transport Services Group, Inc. (a)	8
1,800	Atlas Air Worldwide Holdings, Inc. (a)	57
300	Dynamex, Inc. (a)	5
1,600	Forward Air Corp.	37
2,100	Hub Group, Inc., Class - A (a)	48
3,800	Pacer International, Inc.	15

		170

	Airlines — 0.19%
3,700	Alaska Air Group, Inc. (a)	99
26,500	JetBlue Airways Corp. (a)	158
3,000	Republic Airways Holdings, Inc. (a)	28
6,000	SkyWest, Inc.	100
900	UAL Corp. (a)	8
16,700	US Airways Group, Inc. (a)	79

		472

	Alternative Carriers — 0.01%
400	Global Crossing Ltd. (a)	6
3,000	iBasis, Inc. (a)	6
1,500	Premiere Global Services, Inc. (a)	13

		25

	Aluminum — 0.04%
4,900	Century Aluminum Co. (a)	46
1,600	Kaiser Aluminum Corp.	58

		104

	Apparel Retail — 0.33%
6,300	AnnTaylor Stores Corp. (a)	100
4,500	Brown Shoe Co., Inc.	36
1,300	Charlotte Russe Holding, Inc. (a)	23
11,600	Charming Shoppes, Inc. (a)	57
3,400	Christopher & Banks Corp.	23
1,200	Coldwater Creek, Inc. (a)	10
3,900	Collective Brands, Inc. (a)	68
1,200	DSW, Inc., Class - A (a)	19
2,300	Genesco, Inc. (a)	55
1,900	Hot Topic, Inc. (a)	14
2,700	New York & Co., Inc. (a)	14
7,100	Pacific Sunwear of California, Inc. (a)	37
1,000	Shoe Carnival, Inc. (a)	15
4,100	Stage Stores, Inc.	53
200	Stein Mart, Inc. (a)	2
700	Syms Corp. (a)	6
200	The Buckle, Inc.	7
3,600	The Dress Barn, Inc. (a)	65
2,100	The Finish Line, Inc., Class - A	21
600	The Gymboree Corp. (a)	29
5,200	The Men’s Wearhouse, Inc.	128
1,000	The Talbots, Inc.	9
2,400	Tween Brands, Inc. (a)	20
100	Zumiez, Inc. (a)	2

		813

	Apparel, Accessories & Luxury Goods — 0.17%
1,300	Carter’s, Inc. (a)	35
1,200	Columbia Sportswear Co.	49
900	G-III Apparel Group Ltd. (a)	13
8,900	Jones Apparel Group, Inc.	160
800	Kenneth Cole Productions, Inc., Class - A	8
3,100	Liz Claiborne, Inc.	15

Shares	Security Description	Value (000)
	Apparel, Accessories & Luxury Goods (continued)
1,700	Movado Group, Inc.	$25
400	Oxford Industries, Inc.	8
1,000	Perry Ellis International, Inc. (a)	16
13,800	Quiksilver, Inc. (a)	38
1,200	UniFirst Corp.	53

		420

	Application Software — 0.24%
200	American Software, Inc., Class - A	1
1,300	Callidus Software, Inc. (a)	4
100	Deltek, Inc. (a)	1
5,100	Epicor Software Corp. (a)	33
400	ePlus, Inc. (a)	6
5,100	Fair Isaac Corp.	110
300	I2 Technologies, Inc. (a)	5
700	JDA Software Group, Inc. (a)	15
8,800	Lawson Software, Inc. (a)	55
9,300	Mentor Graphics Corp. (a)	87
2,300	Monotype Imaging Holdings, Inc. (a)	19
4,900	MSC.Software Corp. (a)	41
300	NetScout Systems, Inc. (a)	4
5,500	OpenTV Corp., Class - A (a)	8
5,900	Quest Software, Inc. (a)	99
800	Symyx Technologies, Inc. (a)	5
300	Synchronoss Technologies, Inc. (a)	4
11,700	TIBCO Software, Inc. (a)	111

		608

	Asset Management & Custody Banks — 0.33%
19,300	Allied Capital Corp.	59
30,200	American Capital Ltd.	98
17,000	Apollo Investment Corp.	162
10,100	Ares Capital Corp.	111
1,300	BlackRock Kelso Capital Corp.	10
2,000	Calamos Asset Management, Inc., Class - A	26
300	Capital Southwest Corp.	23
1,000	Cohen & Steers, Inc.	24
200	Epoch Holding Corp.	2
300	GAMCO Investors, Inc., Class - A	14
2,300	Gladstone Capital Corp.	21
2,400	Gladstone Investment Corp.	12
2,800	Harris & Harris Group, Inc. (a)	18
3,800	Hercules Technology Growth Capital, Inc.	37
1,800	Kohlberg Capital Corp.	11
300	Main Street Capital Corp.	4
7,000	MCG Capital Corp. (a)	29
2,300	MVC Capital, Inc.	20
2,300	NGP Capital Resources Co.	17
2,300	PennantPark Investment Corp.	19
800	Penson Worldwide, Inc. (a)	8
5,200	Prospect Capital Corp.	56
1,400	Safeguard Scientifics, Inc. (a)	15
2,900	TICC Capital Corp.	15
1,000	Triangle Capital Corp.	12
200	U.S. Global Investors, Inc., Class - A	2
600	Virtus Investment Partners, Inc. (a)	9
100	Westwood Holdings Group, Inc.	3

		837

	Auto Parts & Equipment — 0.17%
4,700	American Axle & Manufacturing Holdings, Inc.	33
7,200	ArvinMeritor, Inc.	56
10,800	Dana Holding Corp. (a)	74
1,000	Dorman Products, Inc. (a)	15
800	Drew Industries, Inc. (a)	17

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Auto Parts & Equipment (continued)
5,400	Exide Technologies (a)	$43
500	Hawk Corp., Class - A (a)	7
3,500	Modine Manufacturing Co.	32
1,000	Raser Technologies, Inc. (a)	2
3,500	Spartan Motors, Inc.	18
800	Standard Motor Products, Inc.	12
1,600	Stoneridge, Inc. (a)	11
2,500	Superior Industries International, Inc.	36
5,100	Tenneco, Inc. (a)	67

		423

	Automobile Manufacturers — 0.02%
2,700	Winnebago Industries, Inc. (a)	40

	Automotive Retail — 0.09%
400	America’s Car-Mart, Inc. (a)	10
3,500	Asbury Automotive Group, Inc. (a)	44
2,600	Group 1 Automotive, Inc.	70
1,800	Lithia Motors, Inc., Class - A	28
1,900	Sonic Automotive, Inc., Class - A	20
5,200	The Pep Boys - Manny, Moe & Jack	51

		223

	Biotechnology — 0.09%
2,100	ArQule, Inc. (a)	10
7,000	Celera Corp. (a)	44
900	Enzo Biochem, Inc. (a)	6
2,200	Facet Biotech Corp. (a)	38
4,800	Geron Corp. (a)	31
1,000	Infinity Pharmaceuticals, Inc. (a)	6
4,000	Lexicon Pharmaceuticals, Inc. (a)	9
2,900	Martek Biosciences Corp. (a)	65
400	Maxygen, Inc. (a)	3
200	Myriad Pharmaceuticals, Inc. (a)	1
1,500	Nabi Biopharmaceuticals (a)	5
700	Progenics Pharmaceuticals, Inc. (a)	4

		222

	Broadcasting & Cable TV — 0.04%
9,600	Belo Corp., Class - A	52
800	Crown Media Holdings, Inc., Class - A (a)	1
600	Fisher Communications, Inc. (a)	11
2,900	LIN TV Corp., Class - A (a)	14
4,600	Sinclair Broadcast Group, Inc., Class - A	16

		94

	Building Products — 0.15%
1,100	American Woodmark Corp.	21
1,000	Ameron International Corp.	70
2,800	Apogee Enterprises, Inc.	42
500	Builders FirstSource, Inc. (a)	2
2,900	Gibraltar Industries, Inc.	38
4,700	Griffon Corp. (a)	47
1,900	Insteel Industries, Inc.	23
1,800	NCI Building Systems, Inc. (a)	6
1,700	Quanex Building Products Corp.	24
900	Simpson Manufacturing Co., Inc.	23
200	Trex Co., Inc. (a)	4
2,000	Universal Forest Products, Inc.	79

		379

	Cable & Satellite — 0.02%
2,100	Knology, Inc. (a)	21
2,800	Mediacom Communications Corp., Class - A (a)	16

Shares	Security Description	Value (000)
	Cable & Satellite (continued)
1,400	Outdoor Channel Holdings, Inc. (a)	$9

		46

	Casinos & Gaming — 0.03%
1,000	Churchill Downs, Inc.	38
1,300	Lakes Entertainment, Inc.	4
200	Monarch Casino & Resort, Inc. (a)	2
2,100	Multimedia Games, Inc. (a)	11
3,000	Pinnacle Entertainment, Inc. (a)	31

		86

	Catalog Retail — 0.00%
1,700	Gaiam, Inc., Class - A (a)	12

	Coal & Consumable Fuels — 0.08%
9,800	International Coal Group, Inc. (a)	39
7,700	Patriot Coal Corp. (a)	91
900	Uranerz Energy Corp. (a)	2
300	Uranium Energy Corp. (a)	1
12,100	USEC, Inc. (a)	57
900	Westmoreland Coal Co. (a)	7

		197

	Commercial Printing — 0.08%
4,100	Bowne & Co., Inc.	32
1,100	Consolidated Graphics, Inc. (a)	27
1,100	Courier Corp.	17
2,500	Deluxe Corp.	43
2,800	Ennis, Inc.	45
500	InnerWorkings, Inc. (a)	2
1,200	M & F Worldwide Corp. (a)	24
100	Multi-Color Corp.	2
500	The Standard Register Co.	3

		195

	Commodity Chemicals — 0.06%
2,300	Ampal-American Israel Corp., Class - A (a)	5
100	Hawkins, Inc.	2
1,900	Innophos Holdings, Inc.	35
800	Koppers Holdings, Inc.	24
100	NL Industries, Inc.	1
3,300	Spartech Corp.	35
2,100	Westlake Chemical Corp.	54

		156

	Communications Equipment — 0.42%
7,600	3Com Corp. (a)	40
8,400	ADC Telecommunications, Inc. (a)	70
1,300	ADTRAN, Inc.	32
1,100	Airvana, Inc. (a)	7
200	Anaren, Inc. (a)	3
3,300	Arris Group, Inc. (a)	43
4,100	Avocent Corp. (a)	83
1,100	Bel Fuse, Inc., Class - B	21
1,900	Black Box Corp.	48
700	Communications Systems, Inc.	8
1,700	Digi International, Inc. (a)	14
8,100	EMCORE Corp. (a)	11
300	EMS Technologies, Inc. (a)	6
700	Emulex Corp. (a)	7
9,600	Extreme Networks, Inc. (a)	27
2,200	Globecomm Systems, Inc. (a)	16
2,400	Harmonic, Inc. (a)	16
6,400	Harris Stratex Networks, Inc., Class - A (a)	45
100	KVH Industries, Inc. (a)	1
2,700	NETGEAR, Inc. (a)	50
1,600	Network Equipment Technologies, Inc. (a)	12

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Communications Equipment (continued)
600	Oplink Communications, Inc. (a)	$9
2,500	Opnext, Inc. (a)	7
1,700	Palm, Inc. (a)	30
1,800	PC-Tel, Inc. (a)	11
600	Plantronics, Inc.	16
5,300	Polycom, Inc. (a)	142
14,200	Powerwave Technologies, Inc. (a)	23
1,700	SeaChange International, Inc. (a)	13
22,200	Sonus Networks, Inc. (a)	47
20,700	Sycamore Networks, Inc. (a)	62
4,700	Symmetricom, Inc. (a)	24
4,800	Tekelec (a)	79
12,200	Utstarcom, Inc. (a)	25

		1,048

	Computer & Electronics Retail — 0.01%
1,100	Conn’s, Inc. (a)	12
800	REX Stores Corp. (a)	9
800	Systemax, Inc. (a)	10

		31

	Computer Hardware — 0.03%
2,400	Avid Technology, Inc. (a)	34
1,000	Cray, Inc. (a)	8
2,900	Silicon Graphics International Corp. (a)	19
800	Super Micro Computer, Inc. (a)	7

		68

	Computer Storage & Peripherals — 0.08%
3,300	ActivIdentity Corp. (a)	9
13,100	Adaptec, Inc. (a)	44
5,300	Electronics For Imaging, Inc. (a)	60
2,900	Imation Corp.	27
2,400	Intevac, Inc. (a)	32
1,000	Rimage Corp. (a)	17

		189

	Construction & Engineering — 0.23%
4,200	Dycom Industries, Inc. (a)	52
4,700	EMCOR Group, Inc. (a)	119
1,300	Furmanite Corp. (a)	6
3,200	Granite Construction, Inc.	99
300	Great Lakes Dredge & Dock Co.	2
4,200	Insituform Technologies, Inc., Class - A (a)	80
600	Integrated Electrical Services, Inc. (a)	5
2,100	Layne Christensen Co. (a)	67
1,600	MasTec, Inc. (a)	19
1,000	Northwest Pipe Co. (a)	34
1,300	Sterling Construction Co., Inc. (a)	23
2,800	Tutor Perini Corp. (a)	60

		566

	Construction & Farm Machinery — 0.12%
700	Alamo Group, Inc.	11
1,000	American Railcar Industries, Inc.	11
2,000	Astec Industries, Inc. (a)	51
1,000	Cascade Corp.	27
5,200	Federal Signal Corp.	37
1,300	FreightCar America, Inc.	32
100	Lindsay Co.	4
1,100	Miller Industries, Inc. (a)	12
600	NACCO Industries, Inc.	36
1,100	Sauer-Danfoss, Inc	8
1,800	The Greenbrier Cos., Inc.	21

Shares	Security Description	Value (000)
	Construction & Farm Machinery (continued)
3,800	Titan International, Inc.	$34
900	Twin Disc, Inc.	11

		295

	Construction Materials — 0.05%
5,500	Headwaters, Inc. (a)	22
2,500	Texas Industries, Inc.	105
3,600	U.S. Concrete, Inc. (a)	6

		133

	Consumer Electronics — 0.00%
400	Universal Electronics, Inc. (a)	8

	Consumer Finance — 0.08%
500	Advance America Cash Advance Centers, Inc.	3
400	Cardtronics, Inc. (a)	3
3,100	Cash America International, Inc.	93
900	CompuCredit Holdings Corp. (a)	4
100	Credit Acceptance Corp. (a)	3
400	Dollar Financial Corp. (a)	6
1,500	Nelnet, Inc., Class - A (a)	19
500	Rewards Network, Inc. (a)	7
6,700	The First Marblehead Corp. (a)	15
1,700	World Acceptance Corp. (a)	43

		196

	Data Processing & Outsourced Services — 0.03%
1,500	CSG Systems International, Inc. (a)	24
700	Euronet Worldwide, Inc. (a)	17
400	Global Cash Access Holdings, Inc. (a)	3
1,700	infoGROUP, Inc. (a)	12
2,600	Information Services Group, Inc. (a)	10
1,300	MoneyGram International, Inc. (a)	4
900	Online Resources Corp. (a)	6
1,100	StarTek, Inc. (a)	9

		85

	Department Stores — 0.07%
5,500	Dillard’s, Inc., Class - A	78
2,700	Retail Ventures, Inc. (a)	14
12,800	Saks, Inc. (a)	87

		179

	Distributors — 0.01%
1,900	Audiovox Corp., Class - A (a)	13
800	Core-Mark Holdngs Co., Inc. (a)	23

		36

	Diversified Banks — 0.02%
3,000	Banco Latinoamericano de Comercio Exterior SA, Class - E	43

	Diversified Capital Markets — 0.01%
1,400	JMP Group, Inc.	14

	Diversified Chemicals — 0.12%
7,400	Olin Corp.	129
3,000	ShengdaTech, Inc. (a)	19
12,400	Solutia, Inc. (a)	144

		292

	Diversified Metals & Mining — 0.10%
2,000	AMCOL International Corp.	46
2,200	Brush Engineered Materials, Inc. (a)	54
6,900	General Moly, Inc. (a)	21
4,500	Horsehead Holding Corp. (a)	53
3,100	RTI International Metals, Inc. (a)	77

		251

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Diversified Real Estate Activities — 0.01%
600	Consolidated-Tomoka Land Co.	$23

	Diversified REITs — 0.18%
5,200	CapLease, Inc.	21
5,300	Colonial Properties Trust	52
7,600	Cousins Properties, Inc.	63
900	Gladstone Commercial Corp.	12
4,600	Gramercy Capital Corp. (a)	11
6,400	Investors Real Estate Trust	58
1,300	PS Business Parks, Inc.	67
100	Transcontinental Realty Investors, Inc. (a)	1
5,400	Washington Real Estate Investment Trust	155
1,300	Winthrop Realty Trust, Inc.	13

		453

	Diversified Support Services — 0.10%
100	AMREP Corp. (a)	1
500	ATC Technology Corp. (a)	10
4,200	Comfort Systems USA, Inc.	49
2,000	G&K Services, Inc., Class - A	44
2,200	McGrath Rentcorp	47
2,800	Mobile Mini, Inc. (a)	49
400	North American Galvanizing & Coatings, Inc. (a)	2
1,600	Schawk, Inc.	19
2,000	Viad Corp.	40

		261

	Electric Utilities — 0.42%
3,100	ALLETE, Inc.	104
1,300	Central Vermont Public Service Corp.	25
6,300	Cleco Corp.	158
4,800	El Paso Electric Co. (a)	85
4,900	IDACORP, Inc.	141
2,500	MGE Energy, Inc.	91
1,000	Pike Electric Corp. (a)	12
7,900	Portland General Electric Co.	156
3,700	The Empire District Electric Co.	67
3,000	UIL Holdings Corp.	79
3,800	Unisource Energy Corp.	117
1,100	Unitil Corp.	25

		1,060

	Electrical Components & Equipment — 0.41%
2,300	A.O. Smith Corp.	88
1,100	Acuity Brands, Inc.	35
4,000	Baldor Electric Co.	109
5,000	Belden, Inc.	116
5,000	Brady Corp., Class - A	144
600	Chase Corp.	7
4,100	China BAK Battery, Inc. (a)	20
2,000	Encore Wire Corp.	45
800	Energy Conversion Devices, Inc. (a)	9
4,300	EnerSys (a)	95
9,500	Evergreen Solar, Inc. (a)	18
2,500	Franklin Electric Co., Inc.	72
1,300	FuelCell Energy, Inc. (a)	6
1,700	Fushi Copperweld, Inc. (a)	14
7,900	GrafTech International Ltd. (a)	116
900	II-VI, Inc. (a)	23
300	LaBarge, Inc. (a)	3
2,000	LSI Industries, Inc.	13
1,900	Orion Energy Systems, Inc. (a)	6
1,700	Polypore International, Inc. (a)	22

Shares	Security Description	Value (000)
	Electrical Components & Equipment (continued)
7,500	Power-One, Inc. (a)	$15
100	Ultralife Corp. (a)	1
800	Valence Technology, Inc. (a)	1
1,300	Vicor Corp. (a)	10
1,300	Woodward Governor Co.	32

		1,020

	Electronic Components — 0.05%
600	CPI International, Inc. (a)	7
2,300	Littelfuse, Inc. (a)	60
1,300	Rogers Corp. (a)	39
1,400	Spectrum Control, Inc. (a)	12

		118

	Electronic Equipment & Instruments — 0.34%
500	Analogic Corp.	18
2,700	Anixter International, Inc. (a)	108
3,200	Checkpoint Systems, Inc. (a)	53
700	China Security & Surveillance Technology, Inc. (a)	5
3,500	Cognex Corp.	57
2,500	Cogo Group, Inc. (a)	15
2,300	Coherent, Inc. (a)	54
500	Daktronics, Inc.	4
800	Dawson Geophysical Co. (a)	22
2,900	Electro Scientific Industries, Inc. (a)	39
200	FARO Technologies, Inc. (a)	3
500	ICx Technologies, Inc. (a)	3
1,700	L-1 Identity Solutions, Inc. (a)	12
3,600	Methode Electronics, Inc.	31
1,600	MTS Systems Corp.	47
3,900	Newport Corp. (a)	34
400	OSI Systems, Inc. (a)	7
300	PAR Technology Corp. (a)	2
2,800	Plexus Corp. (a)	74
3,700	Regal-Beloit Corp.	169
1,700	Rofin-Sinar Technologies, Inc. (a)	39
4,400	Technitrol, Inc.	41
2,800	X-Rite, Inc. (a)	6

		843

	Electronic Manufacturing Services — 0.12%
6,200	Benchmark Electronics, Inc. (a)	111
3,400	CTS Corp.	32
1,300	DDi Corp. (a)	5
1,000	Echelon Corp. (a)	13
1,600	Measurement Specialties, Inc. (a)	16
2,400	Mercury Computer Systems, Inc. (a)	24
800	Park Electrochemical Corp.	20
4,000	SMART Modular Technologies (WWH), Inc. (a)	19
4,600	TTM Technologies, Inc. (a)	53
1,600	Zygo Corp. (a)	11

		304

	Environmental & Facilities Services — 0.08%
3,800	ABM Industries, Inc.	80
100	Clean Harbors, Inc. (a)	6
7,400	EnergySolutions, Inc.	68
400	Fuel Tech, Inc. (a)	4
3,600	Metalico, Inc. (a)	15
700	Standard Parking Corp. (a)	12
100	Team, Inc. (a)	2
1,700	Waste Services, Inc. (a)	8

		195

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Fertilizers & Agricultural Chemicals — 0.01%
1,800	American Vanguard Corp.	$15

	Food Distributors — 0.03%
1,400	Nash Finch Co.	38
2,400	Spartan Stores, Inc.	34

		72

	Food Retail — 0.18%
2,100	Casey’s General Stores, Inc.	66
1,400	Ingles Markets, Inc., Class - A	22
3,800	Ruddick Corp.	101
700	Susser Holdings Corp. (a)	9
1,900	The Andersons, Inc.	67
3,600	The Great Atlantic & Pacific Tea Co., Inc. (a)	32
2,100	The Pantry, Inc. (a)	33
1,000	Weis Markets, Inc.	32
5,900	Winn-Dixie Stores, Inc. (a)	77

		439

	Footwear — 0.09%
5,800	Crocs, Inc. (a)	39
7,400	Iconix Brand Group, Inc. (a)	92
1,200	K-Swiss, Inc., Class - A	10
3,600	SKECHERS USA, Inc., Class - A (a)	62
1,700	The Timberland Co., Class - A (a)	24

		227

	Forest Products — 0.04%
300	Deltic Timber Corp.	14
11,200	Louisiana-Pacific Corp. (a)	74
		88
	Gas Utilities — 0.43%
700	Chesapeake Utilities Corp.	22
3,700	New Jersey Resources Corp.	134
4,700	Nicor, Inc.	172
2,800	Northwest Natural Gas Co.	117
7,200	Piedmont Natural Gas Co., Inc.	172
2,800	South Jersey Industries, Inc.	99
4,800	Southwest Gas Corp.	123
2,400	The Laclede Group, Inc.	77
5,200	WGL Holdings, Inc.	172

		1,088

	General Merchandise Stores — 0.02%
600	99 Cents Only Stores (a)	8
3,000	Fred’s, Inc., Class - A	38
3,200	Tuesday Morning Corp. (a)	14

		60

	Gold — 0.01%
800	Allied Nevada Gold Corp. (a)	8
8,600	US Gold Corp. (a)	25

		33

	Health Care Distributors — 0.02%
100	Chindex International, Inc. (a)	1
900	Owens & Minor, Inc.	41

		42

	Health Care Equipment — 0.16%
1,900	AngioDynamics, Inc. (a)	26
1,700	Aspect Medical Systems, Inc. (a)	20
400	Cantel Medical Corp. (a)	6
1,900	Cardiac Science Corp. (a)	8

Shares	Security Description	Value (000)
	Health Care Equipment (continued)
3,100	CONMED Corp. (a)	$59
300	CryoLife, Inc. (a)	2
1,000	Cutera, Inc. (a)	9
8,000	ev3, Inc. (a)	99
700	Greatbatch, Inc. (a)	16
500	Hansen Medical, Inc. (a)	2
900	Home Diagnostics, Inc. (a)	6
1,300	I-Flow Corp. (a)	15
1,800	Invacare Corp.	40
800	Natus Medical, Inc. (a)	12
500	Palomar Medical Technologies, Inc. (a)	8
3,000	Symmetry Medical, Inc. (a)	31
2,600	TomoTherapy, Inc. (a)	11
1,300	Volcano Corp. (a)	22
200	Young Innovations, Inc.	5
300	Zoll Medical Corp. (a)	7

		404

	Health Care Facilities — 0.15%
3,300	AmSurg Corp. (a)	70
1,100	Assisted Living Concepts, Inc., Class - A (a)	23
2,400	Capital Senior Living Corp. (a)	15
2,200	Hanger Orthopedic Group, Inc. (a)	30
4,200	Kindred Healthcare, Inc. (a)	68
600	LCA-Vision, Inc. (a)	4
1,600	MedCath Corp. (a)	14
500	National Healthcare Corp.	19
900	NovaMed, Inc. (a)	4
2,000	Psychiatric Solutions, Inc. (a)	53
300	Radnet, Inc. (a)	1
2,100	Skilled Healthcare Group, Inc., Class - A (a)	17
4,700	Sun Healthcare Group, Inc. (a)	41
4,900	Sunrise Senior Living, Inc. (a)	15
700	U.S. Physical Therapy, Inc. (a)	10

		384

	Health Care Services — 0.13%
200	Alliance HealthCare Services, Inc. (a)	1
4,000	Allied Healthcare International, Inc. (a)	11
2,200	Allion Healthcare, Inc. (a)	13
200	Amedisys, Inc. (a)	9
1,100	American Dental Partners, Inc. (a)	15
400	Continucare Corp. (a)	1
3,000	Cross Country Healthcare, Inc. (a)	28
1,900	Gentiva Health Services, Inc. (a)	48
3,400	Healthways, Inc. (a)	52
2,400	inVentiv Health, Inc. (a)	40
400	Landauer, Inc.	22
2,300	Nighthawk Radiology Holdings, Inc. (a)	17
1,800	Odyssey HealthCare, Inc. (a)	22
400	RehabCare Group, Inc. (a)	9
2,700	Res-Care, Inc. (a)	38

		326

	Health Care Supplies — 0.01%
1,100	Cynosure, Inc. (a)	13
300	Medical Action Industries, Inc. (a)	3
300	OraSure Technologies, Inc. (a)	1
3,700	RTI Biologics, Inc. (a)	16

		33

	Health Care Technology — 0.01%
900	AMICAS, Inc. (a)	3
1,000	MedQuist, Inc.	6
500	Omnicell, Inc. (a)	6
500	Vital Images, Inc. (a)	6

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Health Care Technology (continued)
		$21

	Heavy Electrical Equipment — 0.00%
1,300	PowerSecure International, Inc. (a)	9
1,200	SatCon Technology Corp. (a)	2

		11

	Home Entertainment Software — 0.04%
7,500	Take-Two Interactive Software, Inc. (a)	84
1,800	THQ, Inc. (a)	12

		96

	Home Furnishings — 0.06%
2,600	Ethan Allen Interiors, Inc.	43
4,500	Furniture Brands International, Inc. (a)	25
1,200	Hooker Furniture Corp.	16
5,500	La-Z-Boy, Inc.	48
4,100	Sealy Corp. (a)	13
1,100	Stanley Furniture Co., Inc.	11

		156

	Homebuilding — 0.12%
4,200	Beazer Homes USA, Inc. (a)	23
1,000	Brookfield Homes Corp. (a)	7
700	Cavco Industries, Inc. (a)	25
2,500	Hovnanian Enterprises, Inc., Class - A (a)	10
1,700	M/I Homes, Inc. (a)	23
3,400	Meritage Homes Corp. (a)	69
700	Skyline Corp.	16
10,900	Standard Pacific Corp. (a)	40
4,600	The Ryland Group, Inc.	97

		310

	Homefurnishing Retail — 0.08%
1,900	Haverty Furniture Cos., Inc. (a)	23
9,800	Pier 1 Imports, Inc. (a)	38
6,900	Rent-A-Center, Inc. (a)	130

		191

	Hotels, Resorts & Cruise Lines — 0.09%
1,500	Bluegreen Corp. (a)	5
3,700	Gaylord Entertainment Co. (a)	74
2,700	Great Wolf Resorts, Inc. (a)	10
300	Interval Leisure Group, Inc. (a)	4
800	Morgans Hotel Group Co. (a)	4
8,300	Orient-Express Hotels Ltd., Class - A	95
1,400	Red Lion Hotels Corp. (a)	8
2,000	The Marcus Corp.	26
100	Universal Travel Group (a)	1

		227

	Household Appliances — 0.02%
3,200	Helen of Troy Ltd. (a)	62

	Household Products — 0.04%
6,700	Central Garden & Pet Co., Class - A (a)	73
600	Oil-Dri Corp. of America (b)	9
500	WD-40 Co.	14

		96

	Housewares & Specialties — 0.05%
4,200	American Greetings Corp., Class - A	94
600	Blyth, Inc.	23
800	CSS Industries, Inc.	16

		133

Shares	Security Description	Value (000)
	Human Resource & Employment Services — 0.20%
800	Barrett Business Services, Inc.	$8
1,200	CDI Corp.	17
1,600	COMSYS IT Partners, Inc. (a)	10
600	GP Strategies Corp. (a)	5
1,800	Heidrick & Struggles International, Inc.	42
2,500	Kelly Services, Inc., Class - A	31
3,100	Kforce, Inc. (a)	37
4,500	Korn/Ferry International (a)	66
9,600	MPS Group, Inc. (a)	101
3,500	On Assignment, Inc. (a)	20
5,600	Spherion Corp. (a)	35
4,700	TrueBlue, Inc. (a)	66
1,300	Volt Information Sciences, Inc. (a)	16
800	Watson Wyatt Worldwide, Inc., Class - A	35

		489

	Independent Power Producers & Energy Traders — 0.00%
1,500	U.S. Geothermal, Inc. (a)	2

	Industrial Conglomerates — 0.10%
3,500	Kimball International, Inc., Class - B	27
3,800	Otter Tail Power Corp.	91
36	Seaboard Corp.	47
1,300	Standex International Corp.	26
3,200	Tredegar Corp.	46
200	United Capital Corp. (a)	4

		241

	Industrial Machinery — 0.57%
500	3D Systems Corp. (a)	5
3,900	Actuant Corp., Class - A	63
2,900	Albany International Corp., Class - A	56
2,500	Altra Holdings, Inc. (a)	28
500	Ampco-Pittsburgh Corp.	13
5,000	Barnes Group, Inc.	85
2,800	Blount International, Inc. (a)	26
5,200	Briggs & Stratton Corp.	101
400	Chart Industries, Inc. (a)	9
1,800	CIRCOR International, Inc.	51
3,300	CLARCOR, Inc.	103
1,800	Colfax Corp. (a)	19
2,100	Columbus McKinnon Corp. (a)	32
2,200	ENPRO Industries, Inc. (a)	50
600	Flow International Corp. (a)	2
400	Graham Corp.	6
600	Hurco Cos., Inc. (a)	10
3,000	John Bean Technologies Corp.	54
1,300	Kadant, Inc. (a)	16
3,500	Kaydon Corp.	113
1,100	L.B. Foster Co., Class - A (a)	34
300	Met-Pro Corp.	3
4,000	Mueller Industries, Inc.	95
16,000	Mueller Water Products, Inc., Class - A	88
2,300	Nordson Corp.	129
400	Portec Rail Products, Inc.	4
100	RBC Bearings, Inc. (a)	2
2,600	Robbins & Myers, Inc.	61
800	Sun Hydraulics Corp.	17
2,000	Tecumseh Products Co., Class - A (a)	23
600	The Eastern Co.	10
600	The Gorman-Rupp Co.	15
700	TriMas Corp. (a)	4
3,000	Watts Water Technologies, Inc., Class - A	91

		1,418

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Industrial REITs — 0.10%
22,000	DCT Industrial Trust, Inc.	$112
1,300	DuPont Fabros Technology, Inc. (a)	17
1,100	EastGroup Properties, Inc.	42
4,300	First Industrial Realty Trust, Inc.	23
3,000	First Potomac Realty Trust	35
2,100	Monmouth Real Estate Investment Corp., Class - A	15

		244

	Insurance Brokers — 0.02%
400	Crawford & Co., Class - B (a)	2
4,400	National Financial Partners Corp. (a)	38

		40

	Integrated Telecommunication Services — 0.09%
900	Atlantic Tele-Network, Inc.	48
18,900	Cincinnati Bell, Inc. (a)	66
1,200	Consolidated Communications Holdings, Inc.	19
1,600	D&E Communications, Inc.	18
4,600	FairPoint Communications, Inc.	2
1,900	General Communication, Inc. (a)	13
3,000	Iowa Telecommunitcations Services, Inc.	38
1,500	SureWest Communications (a)	19

		223

	Internet Retail — 0.02%
2,300	1-800-FLOWERS.COM, Inc., Class - A (a)	8
2,200	Orbitz Worldwide, Inc. (a)	13
1,900	Shutterfly, Inc. (a)	32
900	U.S. Auto Parts Network, Inc. (a)	5

		58

	Internet Software & Services — 0.17%
800	Digital River, Inc. (a)	32
1,300	DivX, Inc. (a)	7
10,000	EarthLink, Inc.	84
1,500	Global Sources Ltd. (a)	10
1,600	InfoSpace, Inc. (a)	12
5,500	Internap Network Services Corp. (a)	18
1,400	Internet Brands, Inc., Class - A (a)	11
1,600	Internet Capital Group, Inc. (a)	13
5,400	iPass, Inc.	8
400	j2 Global Communications, Inc. (a)	9
700	Keynote Systems, Inc. (a)	7
1,000	Marchex, Inc., Class - B	5
4,700	ModusLink Global Solution, Inc. (a)	38
400	Omniture, Inc. (a)	9
6,300	Openwave Systems, Inc. (a)	16
2,400	Perficient, Inc. (a)	20
4,300	RealNetworks, Inc. (a)	16
3,800	support.com, Inc. (a)	9
1,200	TechTarget, Inc. (a)	7
9,000	United Online, Inc.	72
600	VASCO Data Security International, Inc. (a)	5
2,800	Web.com Group, Inc. (a)	20

		428

	Investment Banking & Brokerage — 0.31%
2,600	BGC Partners, Inc., Class - A	11
153,500	E*TRADE Financial Corp. (a)	269
800	Evercore Partners, Inc., Class - A	23
1,800	FBR Capital Markets Corp. (a)	11
3,000	FCStone Group, Inc. (a)	15

Shares	Security Description	Value (000)
	Investment Banking & Brokerage (continued)
100	International Assets Holding Corp. (a)	$2
2,000	KBW, Inc. (a)	64
4,900	Knight Capital Group, Inc., Class - A (a)	107
6,000	LaBranche & Co., Inc. (a)	20
7,300	MF Global Ltd. (a)	53
1,000	Oppenheimer Holdings, Inc., Class - A	24
2,100	Piper Jaffray Cos., Inc. (a)	100
2,100	Sanders Morris Harris Group, Inc.	12
2,400	SWS Group, Inc.	35
2,000	Thomas Weisel Partners Group, Inc. (a)	11
2,700	TradeStation Group, Inc. (a)	22

		779

	IT Consulting & Other Services — 0.26%
1,300	Acxiom Corp. (a)	12
2,800	CACI International, Inc., Class - A (a)	132
400	China Information Security Technology, Inc. (a)	2
7,400	CIBER, Inc. (a)	30
600	Computer Task Group, Inc. (a)	5
1,400	Integral Systems, Inc. (a)	10
500	ManTech International Corp., Class - A (a)	23
200	MAXIMUS, Inc.	9
4,200	Ness Technologies, Inc. (a)	33
7,300	Perot Systems Corp., Class - A (a)	217
3,200	SRA International, Inc., Class - A (a)	69
2,100	The Hackett Group, Inc. (a)	6
900	Tier Technologies, Inc., Class - B (a)	8
37,700	Unisys Corp. (a)	101
400	Virtusa Corp. (a)	4

		661

	Leisure Facilities — 0.09%
3,800	Life Time Fitness, Inc. (a)	106
1,400	Speedway Motorsports, Inc.	20
700	Town Sports International Holdings, Inc. (a)	2
3,100	Vail Resorts, Inc. (a)	104

		232

	Leisure Products — 0.13%
9,200	Brunswick Corp.	110
6,900	Callaway Golf Co.	53
3,000	JAKKS Pacific, Inc. (a)	43
2,900	Leapfrog Enterprises, Inc. (a)	12
1,100	Marine Products Corp.	6
2,400	Pool Corp.	54
2,300	RC2 Corp. (a)	33
700	Sport Supply Group, Inc.	7
700	Steinway Musical Instruments, Inc. (a)	8
100	Sturm, Ruger & Co., Inc.	1

		327

	Life & Health Insurance — 0.16%
6,300	American Equity Investment Life Holding Co.	44
900	Citizens, Inc. (a)	6
19,900	Conseco, Inc. (a)	105
4,800	Delphi Financial Group, Inc., Class - A	109
800	FBL Financial Group, Inc., Class - A	15
700	Independence Holding Co.	4
500	Kansas City Life Insurance Co.	16
200	National Western Life Insurance Co., Class - A	35
2,200	Presidential Life Corp.	23
11,100	The Phoenix Cos., Inc.	36

		393

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Life Sciences Tools & Services — 0.07%
1,000	Affymetrix, Inc. (a)	$9
2,500	Albany Molecular Research, Inc. (a)	22
200	Cambrex Corp. (a)	1
100	Harvard Bioscience, Inc. (a)	—
1,300	Kendle International, Inc. (a)	22
2,300	Varian, Inc. (a)	117

		171

	Managed Health Care — 0.17%
2,100	Centene Corp. (a)	40
5,300	HealthSpring, Inc. (a)	65
3,700	Magellan Health Services, Inc. (a)	115
1,400	Molina Heathcare, Inc. (a)	29
2,100	Triple-S Management Corp., Class - B (a)	35
2,900	Universal American Corp. (a)	27
4,400	WellCare Health Plans, Inc. (a)	109

		420

	Marine — 0.08%
1,000	American Commercial Lines, Inc. (a)	29
6,700	Eagle Bulk Shipping, Inc.	35
2,800	Genco Shipping & Trading Ltd.	58
3,300	Horizon Lines, Inc., Class - A	21
600	International Shipholding Corp.	19
1,800	Ship Finance International Ltd.	22
1,400	TBS International Ltd., Class - A (a)	12
2,300	Ultrapetrol Bahamas Ltd. (a)	11

		207

	Marine Ports & Services — 0.00%
1,000	CAI International, Inc. (a)	7

	Metal & Glass Containers — 0.05%
700	Bway Holding Co. (a)	13
3,400	Myers Industries, Inc.	37
1,300	Silgan Holdings, Inc.	68

		118

	Mortgage REITs — 0.39%
1,300	American Capital Agency Corp.	37
8,500	Anthracite Capital, Inc. (a)	9
11,600	Anworth Mortgage Asset Corp.	91
6,800	Capstead Mortgage Corp.	95
1,300	Care Investment Trust, Inc.	10
1,500	Cypress Sharpridge Investment, Inc.	21
1,200	Dynex Capital, Inc.	10
3,800	Hatteras Financial Corp.	114
800	Invesco Mortgage Capital, Inc.	17
10,700	iStar Financial, Inc. (a)	33
29,400	MFA Financial, Inc.	234
6,400	NorthStar Realty Finance Corp.	22
1,400	Pennymac Mortgage Investment Trust	28
7,000	RAIT Investment Trust	21
7,000	Redwood Trust, Inc.	109
2,200	Resource Capital Corp.	12
3,800	Starwood Property Trust, Inc. (a)	77
1,900	Walter Investment Management Corp.	30

		970

	Movies & Entertainment — 0.05%
1,500	Ascent Media Corp., Class - A (a)	39
200	Carmike Cinemas, Inc. (a)	2
300	Cinemark Holdings, Inc.	3
9,000	Live Nation, Inc. (a)	74
700	LodgeNet Interactive Corp. (a)	5

Shares	Security Description	Value (000)
	Movies & Entertainment (continued)
1,500	Reading International, Inc., Class - A (a)	$6
500	World Wrestling Entertainment, Inc., Class - A	7

		136

	Multi-line Insurance — 0.03%
800	Eastern Insurance Holdings, Inc.	7
4,200	Horace Mann Educators Corp.	59

		66

	Multi-Sector Holdings — 0.03%
2,600	Compass Diversified Holdings	27
1,500	PICO Holdings, Inc. (a)	50
1,300	Resource America, Inc., Class-A	6

		83

	Multi-Utilities — 0.20%
5,700	Avista Corp.	115
4,000	Black Hills Corp.	101
1,700	CH Energy Group, Inc.	75
700	Florida Public Utilities Co.	9
3,700	NorthWestern Corp.	90
9,300	PNM Resources, Inc	109

		499

	Office REITs — 0.29%
10,200	BioMed Realty Trust, Inc.	141
7,000	Franklin Street Properties Corp.	92
1,100	Government Properties Income Trust (a)	26
7,400	Highwoods Properties, Inc.	233
4,500	Kilroy Realty Corp.	125
9,500	Lexington Realty Trust	48
1,900	Mission West Properties, Inc.	13
2,300	Parkway Properties, Inc.	45

		723

	Office Services & Supplies — 0.10%
5,900	ACCO Brands Corp. (a)	42
500	American Reprographics Co. (a)	5
1,300	HNI Corp.	31
200	ICT Group, Inc. (a)	2
200	Mine Safety Appliances Co.	5
7,700	Steelcase, Inc., Class - A	48
2,500	United Stationers, Inc. (a)	119

		252

	Oil & Gas Drilling — 0.07%
2,600	Bronco Drilling Co., Inc. (a)	17
9,200	Hercules Offshore, Inc. (a)	45
12,500	Parker Drilling Co. (a)	68
3,600	Pioneer Drilling Co. (a)	27
1,100	Union Drilling, Inc. (a)	9
5,100	Vantage Drilling Co. (a)	9

		175

	Oil & Gas Equipment & Services — 0.37%
6,400	Allis-Chalmers Energy, Inc. (a)	28
2,400	Basic Energy Services, Inc. (a)	20
600	Bolt Technology Corp. (a)	8
8,400	Boots & Coots, Inc. (a)	14
3,100	Bristow Group, Inc. (a)	92
3,700	Cal Dive International, Inc. (a)	37
200	CARBO Ceramics, Inc.	10
6,300	Complete Production Services, Inc. (a)	71
100	ENGlobal Corp. (a)	—
200	Geokinetics, Inc. (a)	4
10,400	Global Industries Ltd. (a)	99
1,200	Gulf Island Fabrication, Inc.	22
1,200	GulfMark Offshore, Inc. (a)	39

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Oil & Gas Equipment & Services (continued)
2,500	Hornbeck Offshore Services, Inc. (a)	$69
10,600	ION Geophysical Corp. (a)	37
13,300	Key Energy Services, Inc. (a)	116
200	Lufkin Industries, Inc.	11
2,000	Matrix Service Co. (a)	22
1,700	NATCO Group, Inc., Class - A (a)	75
1,200	Natural Gas Services Group (a)	21
9,600	Newpark Resources, Inc. (a)	31
400	OYO Geospace Corp. (a)	10
700	PHI, Inc. (a)	14
1,500	Superior Well Services, Inc. (a)	15
1,400	T-3 Energy Services, Inc. (a)	28
3,800	TETRA Technologies, Inc. (a)	37
300	TGC Industries, Inc. (a)	1

		931

	Oil & Gas Exploration & Production — 0.48%
900	Approach Resources, Inc. (a)	8
1,900	Atlas Energy, Inc.	51
3,000	ATP Oil & Gas Corp. (a)	54
4,600	Berry Petroleum Co., Class - A	123
4,100	Bill Barrett Corp. (a)	134
2,000	BPZ Resources, Inc. (a)	15
4,100	Brigham Exploration Co. (a)	37
600	Clayton Williams Energy, Inc. (a)	18
100	Contango Oil & Gas Co. (a)	5
100	CREDO Petroleum Corp. (a)	1
2,000	Cubic Energy, Inc. (a)	2
9,000	Delta Petroleum Corp. (a)	16
700	Endeavour International Corp. (a)	1
800	GeoResources, Inc. (a)	9
1,300	GMX Resources, Inc. (a)	20
2,600	Goodrich Petroleum Corp. (a)	67
22,000	Gran Tierra Energy, Inc (a)	92
200	Gulfport Energy Corp. (a)	2
3,600	Harvest Natural Resources, Inc. (a)	19
23,900	Oilsands Quest, Inc. (a)	27
4,500	Parallel Petroleum Corp. (a)	14
4,700	Penn Virginia Corp.	108
2,100	Petroleum Development Corp. (a)	39
5,500	Petroquest Energy, Inc. (a)	36
700	Rex Energy Corp. (a)	6
5,600	Rosetta Resources, Inc. (a)	82
4,500	Stone Energy Corp. (a)	73
4,000	Swift Energy Co. (a)	95
100	Toreador Resources Corp.	1
5,900	VAALCO Energy, Inc.	27
1,300	Venoco, Inc. (a)	15
200	W&T Offshore, Inc.	2
2,900	Warren Resources, Inc. (a)	9

		1,208

	Oil & Gas Refining & Marketing — 0.03%
800	Alon USA Energy, Inc.	8
2,300	CVR Energy, Inc. (a)	29
1,400	Delek US Holdings, Inc.	12
1,000	Green Plains Renewable Energy, Inc. (a)	7
4,400	Western Refining, Inc. (a)	28

		84

	Oil & Gas Storage & Transportation — 0.11%
4,100	Cheniere Energy, Inc. (a)	12
4,400	Crosstex Energy, Inc.	23

Shares	Security Description	Value (000)
	Oil & Gas Storage & Transportation (continued)
5,300	DHT Maritime, Inc.	$20
5,300	General Maritime Corp.	41
1,300	Golar LNG Ltd.	14
1,800	Knightsbridge Tankers Ltd.	24
4,500	Nordic American Tankers Shipping Ltd.	133

		267

	Packaged Foods & Meats — 0.15%
700	American Italian Pasta Co., Class - A (a)	19
2,100	B&G Foods, Inc., Class - A	17
4,800	Chiquita Brands International, Inc. (a)	78
400	Diamond Foods, Inc.	13
400	Farmer Brothers Co.	8
100	HQ Sustainable Maritime Industries, Inc. (a)	1
1,300	Imperial Sugar Co.	16
2,000	Omega Protein Corp. (a)	10
1,000	Seneca Foods Corp., Class - A (a)	27
1,500	Smart Balance, Inc. (a)	9
3,200	The Hain Celestial Group, Inc. (a)	61
3,300	TreeHouse Foods, Inc. (a)	118
1,000	Zapata Corp. (a)	7

		384

	Paper Packaging — 0.02%
1,700	Boise, Inc. (a)	9
12,000	Graphic Packaging Holding Co. (a)	28
500	Rock-Tenn Co., Class - A	23

		60

	Paper Products — 0.18%
4,200	Buckeye Technologies, Inc. (a)	45
1,100	Clearwater Paper Corp. (a)	46
4,300	Domtar Corp. (a)	151
2,200	KapStone Paper & Packaging Corp. (a)	18
1,600	Neenah Paper, Inc.	19
4,900	P.H. Glatfelter Co.	56
1,600	Schweitzer-Mauduit International, Inc.	87
2,900	Wausau Paper Corp.	29

		451

	Personal Products — 0.05%
4,200	American Oriental Bioengineering, Inc. (a)	20
100	Chattem, Inc. (a)	7
2,600	Elizabeth Arden, Inc. (a)	31
1,200	Inter Parfums, Inc.	15
1,700	Mannatech, Inc.	7
1,100	Nutraceutical International Corp. (a)	12
3,600	Prestige Brands Holdings, Inc. (a)	25
1,100	Revlon, Inc., Class - A (a)	5
1,100	Schiff Nutrition International, Inc.	6

		128

	Pharmaceuticals — 0.12%
2,300	Adolor Corp. (a)	4
100	Biodel, Inc. (a)	1
300	BMP Sunstone Corp. (a)	1
700	Caraco Pharmaceutical Laboratories, Inc. (a)	3
700	Hi-Tech Pharmacal Co., Inc. (a)	16
1,900	K-V Pharmaceutical Co., Class - A (a)	6
5,300	Medicis Pharmaceutical Corp., Class - A	113
3,700	Par Pharmaceutical Cos., Inc. (a)	80
2,300	SuperGen, Inc. (a)	6
1,700	The Medicines Co. (a)	19
6,700	ViroPharma, Inc. (a)	64

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Pharmaceuticals (continued)
		$313

	Photographic Products — 0.05%
28,000	Eastman Kodak Co.	134

	Precious Metals & Minerals — 0.12%
7,900	Coeur d’Alene Mines Corp. (a)	162
23,500	Hecla Mining Co. (a)	103
1,100	Paramount Gold and Silver Corp. (a)	1
3,800	Stillwater Mining Co. (a)	26

		292

	Property & Casualty Insurance — 0.66%
31,000	Ambac Financial Group, Inc.	52
1,000	American Physicians Capital, Inc.	29
700	American Physicians Services Group, Inc.	16
800	American Safety Insurance Holdings Ltd. (a)	13
2,000	Amerisafe, Inc. (a)	34
2,100	AmTrust Financial Services, Inc.	24
3,300	Argo Group International Holdings Ltd. - ADR (a)	111
9,600	Assured Guaranty Ltd.	186
900	Baldwin & Lyons, Inc., Class - B	21
1,800	CNA Surety Corp. (a)	29
1,200	Donegal Group, Inc., Class - A	19
500	EMC Insurance Group, Inc.	11
5,000	Employers Holdings, Inc.	77
1,800	First Acceptance Corp. (a)	5
800	First Mercury Financial Corp.	11
800	FPIC Insurance Group, Inc. (a)	27
900	Hallmark Financial Services, Inc. (a)	7
1,400	Harleysville Group, Inc.	44
4,300	Hilltop Holdings, Inc. (a)	53
1,500	Infinity Property & Casualty Corp.	64
6,200	Meadowbrook Insurance Group, Inc.	46
600	Mercer Insurance Group, Inc.	11
700	National Interstate Corp.	12
500	NYMAGIC, Inc.	9
3,500	PMA Capital Corp., Class - A (a)	20
3,500	ProAssurance Corp. (a)	183
1,100	RLI Corp.	58
1,200	Safety Insurance Group, Inc.	39
2,300	SeaBright Insurance Holdings, Inc. (a)	26
5,700	Selective Insurance Group, Inc.	90
1,500	State Auto Financial Corp.	27
1,800	Stewart Information Services Corp.	22
1,300	The Navigators Group, Inc. (a)	71
500	Tower Group, Inc.	12
4,000	United America Indemnity Ltd., Class - A (a)	30
2,400	United Fire & Casualty Co.	43
500	Universal Insurance Holdings, Inc.	2
4,000	Zenith National Insurance Corp.	124

		1,658

	Publishing — 0.05%
4,400	Journal Communications, Inc., Class - A	16
300	Martha Stewart Living Omnimedia, Inc., Class - A (a)	2
1,600	PRIMEDIA, Inc.	4
2,400	Scholastic Corp.	59
3,100	The E.W. Scripps Co., Class - A (a)	23
900	Valassis Communications, Inc. (a)	16

Shares	Security Description	Value (000)
	Publishing (continued)
		$120

	Real Estate Development — 0.04%
700	Avatar Holdings, Inc. (a)	13
2,800	China Housing & Land Development, Inc. (a)	11
3,900	Forestar Group, Inc. (a)	67

		91

	Real Estate Operating Companies — 0.00%
300	American Realty Investors, Inc. (a)	3

	Regional Banks — 2.00%
1,600	1st Source Corp.	26
400	Alliance Financial Corp.	11
700	American National Bankshares, Inc.	15
1,512	Ameris Bancorp	11
400	Ames National Corp.	10
400	Arrow Financial Corp.	11
300	Auburn National Bancorp., Inc.	7
700	BancFirst Corp.	26
400	Bancorp Rhode Island, Inc.	10
100	Bank of Marin Bancorp	3
1,300	Bank of the Ozarks, Inc.	34
1,800	Banner Corp.	5
300	Bar Harbor Bankshares	10
7,300	Boston Private Financial Holdings, Inc.	48
100	Bridge Bancorp, Inc.	2
600	Bryn Mawr Bank Corp.	10
800	Camden National Corp.	26
1,300	Cape Bancorp, Inc. (a)	10
1,300	Capital City Bank Group, Inc.	18
1,600	Cardinal Financial Corp.	13
3,100	Cathay General Bancorp	25
1,200	Center Bancorp, Inc.	9
1,600	Centerstate Banks, Inc.	13
3,100	Central Pacific Financial Corp.	8
400	Century Bancorp, Inc., Class - A	9
2,300	Chemical Financial Corp.	50
700	Chicopee Bancorp, Inc. (a)	9
1,000	Citizens & Northern Corp.	15
300	Citizens Holding Co.	8
13,600	Citizens Republic Bancorp, Inc. (a)	10
1,600	City Holding Co.	48
500	CNB Financial Corp.	9
3,200	CoBiz Financial, Inc.	16
3,000	Columbia Banking System, Inc.	50
3,500	Community Bank System, Inc.	64
1,600	Community Trust Bancorp, Inc.	42
9,200	CVB Financial Corp.	70
1,100	Eagle Bancorp, Inc. (a)	11
9,900	East West Bancorp, Inc.	82
500	Enterprise Bancorp, Inc.	6
600	Enterprise Financial Services Corp.	6
12,300	F.N.B. Corp.	87
700	Farmers Capital Bank Corp.	13
1,200	Financial Institutions, Inc.	12
1,600	First Bancorp North Carolina	29
900	First Bancorp, Inc. Maine	17
8,700	First BanCorp. Puerto Rico	27
2,800	First Busey Corp.	13
600	First California Financial Group, Inc. (a)	3
9,200	First Commonwealth Financial Corp.	52
1,500	First Community Bancshares, Inc.	19
5,500	First Financial Bancorp.	66
1,000	First Financial Bankshares, Inc.	49

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Regional Banks (continued)
1,300	First Financial Corp.	$40
2,300	First Merchants Corp.	16
5,200	First Midwest Bancorp, Inc.	59
900	First South Bancorp, Inc.	10
8,600	FirstMerit Corp.	164
1,200	German American Bancorp, Inc.	19
6,600	Glacier Bancorp, Inc.	99
800	Great Southern Bancorp, Inc.	19
5,700	Guaranty Bancorp (a)	8
2,000	Hampton Roads Bankshares, Inc.	6
2,200	Hancock Holding Co.	83
4,600	Harleyville National Corp.	25
1,400	Heartland Financial USA, Inc.	21
600	Heritage Financial Corp.	8
1,000	Home Bancorp, Inc. (a)	12
1,800	Home Bancshares, Inc.	39
2,200	IBERIABANK Corp.	100
2,300	Independent Bank Corp.	51
5,600	International Bancshares Corp.	91
4,600	Investors Bancorp, Inc. (a)	49
2,200	Lakeland Bancorp, Inc.	17
1,300	Lakeland Financial Corp.	27
2,200	MainSource Financial Group, Inc.	15
5,200	MB Financial, Inc.	109
500	Merchants Bancshares, Inc.	11
400	Metro Bancorp, Inc. (a)	5
500	MidSouth Bancorp, Inc.	7
1,600	Nara Bankcorp, Inc.	11
700	National Bankshares, Inc.	18
13,100	National Penn Bancshares, Inc.	80
3,700	NBT Bancorp, Inc.	83
2,100	Northfield Bancorp, Inc.	27
700	Northrim BanCorp, Inc.	11
200	Norwood Financial Corp.	6
400	Ohio Valley Banc Corp.	11
9,100	Old National Bancorp	102
200	Old Point Financial Corp.	3
1,200	Old Second Bancorp, Inc.	7
2,600	Oriental Financial Group, Inc.	33
300	Orrstown Financial Services, Inc.	12
5,000	Pacific Capital Bancorp	7
1,400	Pacific Continental Corp.	15
2,600	PacWest Bancorp	50
1,100	Park National Corp.	64
800	Peapack-Gladstone Financial Corp.	13
200	Penns Woods Bancorp, Inc.	6
1,100	Peoples Bancorp, Inc.	14
400	Peoples Financial Corp.	7
3,500	Pinnacle Financial Partners, Inc. (a)	44
300	Porter Bancorp, Inc.	5
2,300	PremierWest Bancorp	6
1,300	PrivateBancorp, Inc.	32
4,800	Prosperity Bancshares, Inc.	167
2,300	Renasant Co.	34
900	Republic Bancorp, Inc., Class - A	18
800	Republic First Bancorp, Inc. (a)	4
2,500	S&T Bancorp, Inc.	32
700	S.Y. Bancorp, Inc.	16
1,800	Sandy Spring Bancorp, Inc.	29
500	Santander BanCorp (a)	5
1,400	SCBT Financial Corp.	39
900	Shore Bancshares, Inc.	15

Shares	Security Description	Value (000)
	Regional Banks (continued)
800	Sierra Bancorp	$10
800	Signature Bank (a)	23
1,500	Simmons First National Corp., Class - A	43
1,600	Smithtown Bancorp, Inc.	18
1,100	Southside Bancshares, Inc.	25
1,600	Southwest Bancorp, Inc.	22
1,600	State Bancorp, Inc.	14
2,400	StellarOne Corp.	35
2,000	Sterling Bancorp	14
8,900	Sterling Bancshares, Inc.	65
5,600	Sterling Financial Corp. (a)	11
300	Suffolk Bancorp	9
1,500	Sun Bancorp, Inc. (a)	8
9,300	Susquehanna Bancshares, Inc.	55
3,200	SVB Financial Group (a)	138
3,500	Texas Capital Bancshares, Inc. (a)	59
2,200	The Bancorp, Inc. (a)	13
300	The Bank of Kentucky Financial Corp.	6
500	The First of Long Island Corp.	13
18,400	The South Financial Group, Inc.	27
600	The Wilber Corp.	5
600	Tompkins Financial Corp.	26
400	Tower Bancorp, Inc.	11
2,300	TowneBank	29
1,500	TriCo Bancshares	25
6,000	Trustmark Corp.	114
13,000	UCBH Holdings, Inc.	10
3,400	UMB Financial Corp.	138
9,000	Umpqua Holdings Corp.	95
1,500	Union Bankshares Corp.	19
4,100	United Bankershares, Inc.	80
4,600	United Community Banks, Inc. (a)	23
600	United Security Bancshares, Inc.	13
1,800	Univest Corp. of Pennsylvania	39
1,000	Washington Banking Co.	9
1,500	Washington Trust Bancorp., Inc.	26
7,300	Webster Financial Corp.	91
2,500	WesBanco, Inc.	39
1,700	West Bancorp.	8
1,300	Westamerica Bancorp	68
4,900	Western Alliance Bancorp (a)	31
1,900	Wilshire Bancorp, Inc.	14
2,600	Wintrust Financial Corp.	73
1,700	Yadkin Valley Financial Corp.	8

		4,991

	Reinsurance — 0.25%
700	Enstar Group Ltd. (a)	44
4,200	Flagstone Reinsurance Holdings Ltd.	47
3,000	Greenlight Capital Re Ltd., Class - A (a)	56
5,400	Maiden Holdings Ltd.	39
4,800	Max Capital Group Ltd.	103
9,000	Montpelier Re Holdings Ltd. - ADR	147
5,400	Platinum Underwriters Holdings Ltd.	194

		630

	Research and Consulting Services — 0.03%
200	CRA International, Inc. (a)	6
200	Diamond Management & Technology Consultants, Inc.	1
1,200	First Advantage Corp., Class - A (a)	22
200	Franklin Covey Co. (a)	1
300	Hill International, Inc. (a)	2
1,300	School Specialty, Inc. (a)	31
100	VSE Corp.	4

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Research and Consulting Services (continued)
		$67

	Residential REITs — 0.24%
5,500	American Campus Communities, Inc.	147
1,400	Associated Estates Realty Corp.	13
6,100	Education Realty Trust, Inc.	36
1,000	Equity Lifestyle Properties, Inc.	43
3,500	Home Properties, Inc.	151
1,500	Mid-America Apartment Communities, Inc.	68
4,800	Post Properties, Inc.	86
1,800	Sun Communities, Inc.	39
700	UMH Properties, Inc.	6

		589

	Restaurants — 0.14%
2,500	AFC Enterprises, Inc. (a)	21
700	Benihana, Inc., Class - A (a)	4
3,300	Bob Evans Farms, Inc.	96
600	Cracker Barrel Old Country Store, Inc.	21
3,600	Domino’s Pizza, Inc. (a)	32
200	Frisch’s Restaurants, Inc.	5
800	Landry’s Restaurants, Inc. (a)	8
2,200	Luby’s, Inc. (a)	9
1,400	McCormick & Schmick’s Seafood Restaurants, Inc. (a)	10
1,900	O’Charley’s, Inc. (a)	18
400	Papa John’s International, Inc. (a)	10
1,300	Red Robin Gourmet Burgers, Inc. (a)	26
7,000	Ruby Tuesday, Inc. (a)	59
400	Ruth’s Hospitality Group, Inc. (a)	2
600	Sonic Corp. (a)	7
2,600	The Steak n Shake Co. (a)	31

		359

	Retail REITs — 0.38%
3,300	Acadia Realty Trust	50
800	Agree Realty Corp.	18
100	Alexander’s, Inc.	29
14,400	CBL & Associates Properties, Inc.	140
4,200	Cedar Shopping Centers, Inc.	27
14,900	Developers Diversified Realty Corp.	138
3,500	Equity One, Inc.	55
1,100	Getty Realty Corp.	27
6,200	Glimcher Realty Trust	23
7,600	Inland Real Estate Corp.	66
5,000	Kite Realty Group Trust	21
8,400	National Retail Properties, Inc.	180
4,200	Pennsylvania Real Estate Investment Trust	32
2,600	Ramco-Gershenson Properties Trust	23
300	Saul Centers, Inc.	10
2,000	Tanger Factory Outlet Centers, Inc.	75
2,200	Urstadt Biddle Properties, Class - A	32

		946

	Security & Alarm Services — 0.02%
1,200	Cornell Cos., Inc. (a)	27
100	GeoEye, Inc. (a)	3
1,100	The Geo Group, Inc. (a)	22

		52

	Semiconductor Equipment — 0.25%
800	Advanced Energy Industries, Inc. (a)	11
2,400	ATMI, Inc. (a)	44
6,900	Brooks Automation, Inc. (a)	53

Shares	Security Description	Value (000)
	Semiconductor Equipment (continued)
2,200	Cabot Microelectronics Corp. (a)	$77
2,500	Cohu, Inc.	34
3,100	Cymer, Inc. (a)	121
13,500	Entegris, Inc. (a)	67
300	FEI Co. (a)	7
300	FormFactor, Inc. (a)	7
1,500	MEMSIC, Inc. (a)	6
5,300	MKS Instruments, Inc. (a)	102
4,500	Photronics, Inc. (a)	21
2,000	Rudolph Technologies, Inc. (a)	15
2,000	Semitool, Inc. (a)	17
1,500	Veeco Instruments, Inc. (a)	35

		617

	Semiconductors — 0.19%
2,000	Actel Corp. (a)	24
1,400	ANADIGICS, Inc. (a)	7
300	CEVA, Inc. (a)	3
2,500	DSP Group, Inc. (a)	20
3,400	Exar Corp. (a)	25
2,000	GSI Technology, Inc. (a)	8
400	IXYS Corp.	3
11,400	Lattice Semiconductor Corp. (a)	26
2,900	Micrel, Inc.	24
2,200	Microtune, Inc. (a)	4
5,400	OmniVision Technologies, Inc. (a)	88
2,700	Pericom Semiconductor Corp. (a)	26
2,100	RF Micro Devices, Inc. (a)	11
800	Sigma Designs, Inc. (a)	12
8,100	Silicon Image, Inc. (a)	20
8,600	Silicon Storage Technology, Inc. (a)	21
1,800	Standard Microsystems Corp. (a)	42
100	Techwell, Inc. (a)	1
6,100	Trident Microsystems, Inc. (a)	16
6,900	TriQuint Semiconductor, Inc. (a)	53
1,600	Virage Logic Corp. (a)	8
2,500	White Electronic Designs Corp. (a)	12
1,400	Zoran Corp. (a)	16

		470

	Soft Drinks — 0.02%
8,600	Heckmann Corp. (a)	39
600	National Beverage Corp. (a)	7

		46

	Specialized Consumer Services — 0.08%
3,100	Jackson Hewitt Tax Service, Inc.	16
1,000	Mac-Gray Corp. (a)	11
5,900	Regis Corp.	91
600	Sotheby’s	10
800	Steiner Leisure Ltd. (a)	29
8,700	Stewart Enterprises, Inc.	45

		202

	Specialized Finance — 0.10%
1,000	Asset Acceptance Capital Corp. (a)	7
200	California First National Bancorp	2
1,500	Encore Capital Group, Inc. (a)	20
3,000	Fifth Street Finance Corp.	33
1,800	Financial Federal Corp.	45
1,600	Medallion Financial Corp.	13
2,200	NewStar Financial, Inc. (a)	7
5,700	PHH Corp. (a)	113
2,000	Primus Guaranty Ltd. (a)	9

		249

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Specialized REITs — 0.50%
6,200	Ashford Hospitality Trust (a)	$21
3,200	Cogdell Spencer, Inc.	15
11,600	DiamondRock Hospitality Co. (a)	94
3,600	Entertainment Properties Trust	123
9,300	Extra Space Storage, Inc.	98
7,000	FelCor Lodging Trust, Inc.	32
6,200	Healthcare Realty Trust, Inc.	131
4,600	Hersha Hospitality Trust	14
6,600	LaSalle Hotel Properties	130
2,200	LTC Properties, Inc.	53
8,600	Medical Properties Trust, Inc.	67
2,600	National Health Investors, Inc.	82
7,200	OMEGA Healthcare Investors, Inc.	115
2,000	Potlatch Corp.	57
2,400	Sovran Self Storage, Inc.	73
8,100	Strategic Hotels & Resorts, Inc.	21
8,100	Sunstone Hotel Investors, Inc.	58
8,600	U-Store-It Trust	54
600	Universal Health Realty Income Trust	20

		1,258

	Specialty Chemicals — 0.41%
2,500	A. Schulman, Inc.	50
2,300	Arch Chemicals, Inc.	69
4,800	Ferro Corp.	43
800	GenTek Inc. (a)	30
5,200	H.B. Fuller Co.	109
3,000	ICO, Inc. (a)	14
2,500	Innospec, Inc.	37
2,000	Minerals Technologies, Inc.	95
3,300	OM Group, Inc. (a)	100
8,200	PolyOne Corp. (a)	55
1,200	Quaker Chemical Corp.	26
5,300	Rockwood Holdings, Inc. (a)	109
5,100	Sensient Technologies Corp.	142
100	Stepan Co.	6
5,300	W. R. Grace & Co. (a)	115
3,000	Zoltek Cos., Inc. (a)	31

		1,031

	Specialty Stores — 0.10%
700	Books-A-Million, Inc.	8
5,300	Borders Group, Inc. (a)	17
1,800	Build-A-Bear Workshop, Inc. (a)	9
4,300	Cabela’s, Inc. (a)	57
600	Gander Mountain Co. (a)	3
1,800	Jo-Ann Stores, Inc. (a)	48
2,300	OfficeMax, Inc. (a)	29
7,600	Sally Beauty Holdings, Inc. (a)	54
1,500	West Marine, Inc. (a)	12
2,600	Zale Corp. (a)	19

		256

	Steel — 0.05%
1,800	A.M. Castle & Co.	18
3,300	China Precision Steel, Inc. (a)	9
1,000	General Steel Holdings, Inc. (a)	4
1,300	Haynes International, Inc. (a)	41
1,000	Olympic Steel, Inc.	29
800	Sutor Technology Group Ltd. (a)	2
700	Universal Stainless & Alloy Products, Inc. (a)	13
600	Worthington Industries, Inc.	8

Shares	Security Description	Value (000)
	Steel (continued)
		$124

	Systems Software — 0.03%
200	Double-Take Software, Inc. (a)	2
900	Dynamics Research Corp. (a)	12
1,700	Pervasive Software, Inc. (a)	9
5,400	SonicWALL, Inc. (a)	45

		68

	Technology Distributors — 0.09%
1,600	Agilysys, Inc.	11
1,900	Electro Rent Corp.	22
4,300	Insight Enterprises, Inc. (a)	53
1,000	PC Connection, Inc. (a)	5
800	PC Mall, Inc. (a)	5
2,700	ScanSource, Inc. (a)	76
1,700	SYNNEX Corp. (a)	52

		224

	Textiles — 0.01%
4,800	Unifi, Inc. (a)	15

	Thrifts & Mortgage Finance — 0.52%
2,400	Abington Bancorp, Inc.	19
9,200	Astoria Financial Corp.	102
5,100	Bank Mutual Corp.	45
2,300	BankFinancial Corp.	22
3,500	Beneficial Mutual Bancorp, Inc. (a)	32
1,500	Berkshire Hills Bancorp, Inc.	33
4,800	Brookline Bancorp, Inc.	47
200	Brooklyn Federal Bancorp, Inc.	2
200	Cheviot Financial Corp.	2
900	Clifton Savings Bancorp, Inc.	9
1,900	Danvers Bancorp, Inc.	26
2,800	Dime Community Bancshares, Inc.	32
600	Doral Financial Corp. (a)	2
1,000	ESB Financial Corp.	13
1,600	ESSA Bancorp, Inc.	21
900	First Defiance Financial Corp.	13
1,300	First Financial Holdings, Inc.	21
2,000	First Financial Northwest, Inc.	12
400	First Financial Service Corp.	5
7,200	Flagstar Bancorp, Inc. (a)	7
3,100	Flushing Financial Corp.	35
600	Fox Chase Bancorp (a)	6
200	Heritage Financial Group	2
1,800	Home Federal Bancorp, Inc.	21
400	K-Fed Bancorp	4
1,600	Kearny Financial Corp.	17
300	Kentucky First Federal Bancorp	4
800	Legacy Bancorp, Inc.	8
1,100	Meridian Interstate Bancorp, Inc. (a)	9
13,500	MGIC Investment Corp. (a)	100
400	NASB Financial, Inc.	10
11,100	NewAlliance Bancshares, Inc.	119
600	Northeast Community Bancorp, Inc.	4
1,900	Northwest Bancorp, Inc.	43
1,000	OceanFirst Financial Corp.	12
6,100	Ocwen Financial Corp. (a)	69
200	Oritani Financial Corp.	3
6,400	Provident Financial Services, Inc.	66
3,700	Provident New York Bancorp	35
100	Prudential Bancorp, Inc. of Pennsylvania	1
8,800	Radian Group, Inc.	93
900	Rockville Financial, Inc.	10
500	Roman Financial Corp.	6
1,100	Territorial Bancorp, Inc.	17

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	SSgA Funds Management, Inc. (continued)
	Thrifts & Mortgage Finance (continued)
7,900	The PMI Group, Inc.	$34
700	Tree.com, Inc. (a)	5
5,100	TrustCo Bank Corp.	32
1,500	United Financial Bancorp, Inc.	17
800	Waterstone Financial, Inc. (a)	4
3,400	Westfield Financial, Inc.	29
700	WSFS Financial Corp.	19

		1,299

	Tobacco — 0.05%
3,100	Alliance One International, Inc. (a)	14
2,400	Universal Corp.	100

		114

	Trading Companies & Distributors — 0.19%
2,700	Aceto Corp.	18
5,100	Aircastle Ltd.	49
4,400	Applied Industrial Technologies, Inc.	93
800	Beacon Roofing Supply, Inc. (a)	13
1,200	BlueLinx Holdings, Inc. (a)	5
800	DXP Enterprises, Inc. (a)	9
2,900	H&E Equipment Services, Inc. (a)	33
1,100	Houston Wire & Cable Co.	12
3,500	Interline Brands, Inc. (a)	59
400	Kaman Corp.	9
400	Lawson Products, Inc.	7
2,700	Rush Enterprises, Inc., Class - A (a)	35
1,500	TAL International Group, Inc.	21
1,000	Textainer Group Holdings Ltd.	16
100	Titan Machinery, Inc. (a)	1
6,500	United Rentals, Inc. (a)	67
200	Watsco, Inc.	11
500	Willis Lease Finance Corp. (a)	7

		465

	Trucking — 0.21%
900	AMERCO (a)	41
2,700	Arkansas Best Corp.	81
4,600	Avis Budget Group, Inc. (a)	61
400	Celadon Group, Inc. (a)	4
2,300	Dollar Thrifty Automotive Group, Inc. (a)	57
2,000	Heartland Express, Inc.	29
1,300	Knight Transportation, Inc.	22
2,500	Old Dominion Freight Line, Inc. (a)	76
1,500	Saia, Inc. (a)	24
600	Universal Truckload Services, Inc.	10
200	USA Truck, Inc. (a)	3
4,600	Werner Enterprises, Inc.	86
6,400	YRC Worldwide, Inc. (a)	28

		522

	Water Utilities — 0.11%
2,000	American States Water Co.	73
700	Artesian Resources Corp., Class - A	12
1,900	California Water Service Group	74
900	Connecticut Water Service, Inc.	20
1,000	Consolidated Water Co. Ltd.	16
1,400	Middlesex Water Co.	21
400	Pennichuck Corp.	9
1,400	SJW Corp.	32
2,700	Southwest Water Co.	13
800	The York Water Co.	11

		281

Shares	Security Description	Value (000)
	Wireless Telecommunication Services — 0.02%
100	iPCS, Inc. (a)	$2
1,300	Syniverse Holdings, Inc. (a)	23
200	USA Mobility, Inc.	2
2,600	Virgin Mobile USA, Inc., Class - A (a)	13

		40

	Total SSgA Funds Management, Inc.	49,216

	Sterling Johnston Capital Management, L.P. — 17.64%
	Aerospace & Defense — 1.06%
29,850	AAR Corp. (a)	655
17,000	Cubic Corp.	671
16,250	HEICO Corp.	704
12,853	Triumph Group, Inc.	617

		2,647

	Alternative Carriers — 0.14%
7,300	AboveNet, Inc. (a)	356

	Apparel Retail — 1.09%
56,100	AnnTaylor Stores Corp. (a)	891
61,900	Coldwater Creek, Inc. (a)	508
36,250	Collective Brands, Inc. (a)	628
14,197	The Gymboree Corp. (a)	687

		2,714

	Apparel, Accessories & Luxury Goods — 0.12%
11,580	Carter’s, Inc. (a)	309

	Application Software — 0.75%
14,846	Blackboard, Inc. (a)	561
76,700	Compuware Corp. (a)	562
9,372	Concur Technologies, Inc. (a)	373
60,508	Lawson Software, Inc. (a)	378

		1,874

	Automotive Retail — 0.37%
30,550	Penske Automotive Group, Inc.	586
34,650	The Pep Boys - Manny, Moe & Jack	339

		925

	Biotechnology — 0.51%
34,000	BioMarin Pharmaceutical, Inc. (a)	615
16,784	Genomic Health, Inc. (a)	367
20,903	Seattle Genetics, Inc. (a)	293

		1,275

	Communications Equipment — 0.57%
15,900	InterDigital, Inc. (a)	368
28,250	NETGEAR, Inc. (a)	518
23,400	Neutral Tandem, Inc. (a)	533

		1,419

	Computer Hardware — 0.23%
52,100	3PAR, Inc. (a)	575

	Computer Storage & Peripherals — 0.19%
16,150	STEC, Inc. (a)	475

	Construction & Engineering — 0.27%
32,200	Tutor Perini Corp. (a)	686

	Construction & Farm Machinery — 0.16%
10,950	Wabtec Corp.	411

	Data Processing & Outsourced Services — 0.23%
33,728	CyberSource Corp. (a)	562

	Diversified Metals & Mining — 0.48%
47,700	RTI International Metals, Inc. (a)	1,188

	Diversified Support Services — 0.20%
27,800	Healthcare Services Group, Inc.	511

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Sterling Johnston Capital Management, L.P. (continued)
	Electrical Components & Equipment — 0.66%
49,306	EnerSys (a)	$1,090
37,800	GrafTech International Ltd. (a)	556

		1,646

	Electronic Equipment & Instruments — 0.31%
76,500	Cogent, Inc. (a)	773

	Environmental & Facilities Services — 0.13%
35,250	EnergySolutions, Inc.	325

	Health Care Equipment — 1.45%
12,243	Integra LifeSciences Holdings (a)	418
13,838	Meridian Bioscience, Inc.	346
12,600	NuVasive, Inc. (a)	526
28,500	Quidel Corp. (a)	463
20,780	SonoSite, Inc. (a)	550
20,654	Volcano Corp. (a)	347
28,147	Wright Medical Group, Inc. (a)	503
21,550	ZOLL Medical Corp. (a)	464

		3,617

	Health Care Services — 0.59%
23,387	Catalyst Health Solutions, Inc. (a)	682
8,700	Genoptix, Inc. (a)	302
19,750	Gentiva Health Services, Inc. (a)	494

		1,478

	Health Care Supplies — 0.20%
8,982	Haemonetics Corp. (a)	504

	Health Care Technology — 0.19%
12,500	athenahealth, Inc. (a)	480

	Home Entertainment Software — 0.67%
23,150	Perfect World Co. Ltd. - Sponsored ADR (a)	1,113
82,850	THQ, Inc. (a)	567

		1,680

	Household Products — 0.18%
38,100	Central Garden & Pet Co. (a)	448

	Human Resource & Employment Services — 0.21%
38,000	TrueBlue, Inc. (a)	535

	Industrial Machinery — 0.38%
8,356	Middleby Corp. (a)	460
8,800	Nordson Corp.	493

		953

	Internet Retail — 0.20%
30,500	Shutterfly, Inc. (a)	507

	Internet Software & Services — 0.87%
13,500	j2 Global Communications, Inc. (a)	311
17,400	MercadoLibre, Inc. (a)	669
36,239	SkillSoft PLC - ADR (a)	348
53,150	ValueClick, Inc. (a)	701
8,071	Websense, Inc. (a)	135

		2,164

	Investment Banking & Brokerage — 0.34%
30,350	Investment Technology Group, Inc. (a)	847

	Life Sciences Tools & Services — 0.23%
21,530	Medivation, Inc. (a)	584

	Oil & Gas Equipment & Services — 0.43%
47,582	Tesco Corp. (a)	380
45,959	Willbros Group, Inc. (a)	700

		1,080

Shares or Principal Amount (000)	Security Description	Value (000)
	Packaged Foods & Meats — 0.34%
10,900	American Italian Pasta Co., Class - A (a)	$296
47,800	Del Monte Foods Co.	554

		850

	Paper Packaging — 0.03%
13,100	Boise, Inc. (a)	69

	Paper Products — 0.01%
600	Schweitzer Mauduit International	33

	Pharmaceuticals — 0.13%
21,800	Eurand NV (a)	330

	Research and Consulting Services — 0.35%
45,200	Duff & Phelps Corp., Class - A	866

	Restaurants — 0.13%
17,400	The Cheesecake Factory, Inc. (a)	322

	Security & Alarm Services — 0.38%
35,780	GeoEye, Inc. (a)	959

	Semiconductors — 1.64%
54,350	Cypress Semiconductor Corp. (a)	561
29,120	Diodes, Inc. (a)	527
49,200	Fairchild Semiconductor International, Inc. (a)	503
40,450	Intersil Corp., Class - A	619
18,700	Monolithis Power Systems (a)	439
29,950	Semtech Corp. (a)	510
65,050	TriQuint Semiconductor, Inc. (a)	502
38,100	Zoran Corp. (a)	439

		4,100

	Specialty Chemicals — 0.17%
62,850	PolyOne Corp. (a)	419

	Specialty Stores — 0.14%
25,950	Cabela’s, Inc. (a)	346

	Steel — 0.17%
42,696	A.M. Castle & Co.	424

	Systems Software — 0.48%
28,500	Ariba, Inc. (a)	331
18,488	CommVault Systems, Inc. (a)	384
15,850	MICROS Systems, Inc. (a)	478

		1,193

	Thrifts & Mortgage Finance — 0.15%
51,700	MGIC Investment Corp. (a)	383

	Trucking — 0.11%
9,050	Old Dominion Freight Line, Inc. (a)	275

	Total Sterling Johnston Capital Management, L.P.	44,118

	Total Common Stocks	237,863

	Time Deposits — 2.72%
	Frontier Capital Management Company, LLC — 0.99%
$2,483	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	2,483

	IronBridge Capital Management LP — 1.24%
3,102	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	3,102

	Sterling Johnston Capital Management, L.P. — 0.49%
1,224	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	1,224

	Total Time Deposits	6,809

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Institutional Small Capitalization Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Money Market Mutual Funds — 0.29%
	SSgA Funds Management, Inc. — 0.29%
722,815	Alliance Money Market Fund Prime Portfolio, 0.20% (c)	$723

	Total Money Market Mutual Funds	723

	Investment Companies — 1.17%
	IronBridge Capital Management LP — 1.16%
48,413	iShares Russell 2000 Value Index Fund	2,916

	SSgA Funds Management, Inc. — 0.01%
1,100	Kayne Anderson Energy Development Fund	14

	Total Investment Companies	2,930

	Total Investments (cost $244,015) — 99.30%	248,325
	Other assets in excess of liabilities — 0.70%	1,740

	Net Assets — 100.00%	$250,065

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009.

ADR — American Depositary Receipt

REITs — Real Estate Investment Trusts

Futures

SSgA Funds Management, Inc.

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
11	Russell 2000 Mini Future	$663	Dec-09	$(7)

				$(7)

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Real Estate Securities Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 87.93%
	Diversified Real Estate Activities — 5.04%
181,900	Brookfield Asset Management, Inc. Class - A	$4,131
17,400	Health Care REIT, Inc.	724
44,000	Mitsubishi Estate Co. Ltd.	692

		5,547

	Diversified REITs — 10.34%
768,244	Dexus Property Group	573
58,100	Liberty Property Trust	1,890
138,566	Vornado Realty Trust	8,924

		11,387

	Hotels, Resorts & Cruise Lines — 0.96%
14,525	Accor S.A.	808
67,771	Thomas Cook Group PLC	252

		1,060

	Industrial REITs — 7.35%
352,700	AMB Property Corp.	8,095

	Mortgage REITs — 5.24%
236,900	Annaly Capital Management, Inc.	4,297
19,900	CreXus Investment Corp.	285
149,900	MFA Financial, Inc.	1,193

		5,775

	Office REITs — 6.22%
47,200	Boston Properties, Inc.	3,094
306,090	Douglas Emmett, Inc.	3,759

		6,853

	Real Estate Operating Companies — 4.10%
337,800	Forest City Enterprises, Inc. Class - A	4,516

	Residential REITs — 15.48%
62,500	AvalonBay Communities, Inc.	4,546
66,900	Camden Property Trust	2,696
141,500	Equity Residential	4,344
34,900	Essex Property Trust, Inc.	2,777
170,300	UDR, Inc.	2,681

		17,044

	Retail REITs — 20.42%
391,600	Kimco Realty Corp.	5,106
187,800	Regency Centers Corp.	6,958
70,100	RioCan Real Estate Investment Trust	1,179
40,300	Saul Centers, Inc.	1,294
84,815	Simon Property Group, Inc.	5,889
9,954	Unibail-Rodamco (France)	2,067

		22,493

	Specialized REITs — 12.78%
599,700	Host Hotels & Resorts, Inc.	7,059
50,800	Public Storage	3,822
2,300	Sovran Self Storage, Inc.	70
81,100	Ventas, Inc.	3,122

		14,073

	Total Common Stocks	96,843

Shares	Security Description	Value (000)
	Money Market Mutual Funds — 14.00%
15,422,960	SSgA Prime Money Market Fund, 0.22% (a)	15,423

	Total Money Market Mutual Funds	15,423

	Total Investments (cost $96,937) — 101.93%	112,266
	Liabilities in excess of other assets — (1.93)%	(2,122)

	Net Assets — 100.00%	$110,144

(a)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009.

REITs — Real Estate Investment Trusts

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks — 96.09%
	Artisan Partners LP — 23.64%
	Belgium — 0.35%
155,660	Anheuser-Busch InBev NV (Brewers)	$7,107
15,713	Umicore (Specialty Chemicals)	471

		7,578

	Brazil — 0.29%
157,787	Petroleo Brasileiro S.A., Preferred (DR) (Integrated Oil & Gas)	6,203

	Canada — 0.68%
314,609	Canadian Pacific Railway, Ltd. (Railroads)	14,708

	China — 0.98%
7,950,324	China Construction Bank, H Shares (Diversified Banks)	6,350
1,931,700	China Life Insurance Co., Ltd., H Shares (Life & Health Insurance)	8,412
381,900	China Merchants Bank Co., Ltd., H Shares (Diversified Banks)	851
1,115,600	China Merchants Holdings International Co., Ltd. (Marine Ports & Services)	3,700
2,594,000	Industrial and Commercial Bank of China, Ltd., H Shares (Diversified Banks)	1,955

		21,268

	Denmark — 0.24%
197,998	Danske Bank A/S (Diversified Banks)(a)	5,187

	France — 3.22%
168,806	Accor S.A. (Hotels, Resorts & Cruise Lines)	9,396
114,637	BNP Paribas (Diversified Banks)	9,158
67,509	Compagnie de Saint-Gobain (Building Products)	3,502
136,085	Credit Agricole SA (Diversified Banks)	2,843
21,991	DANONE S.A. (Packaged Foods & Meats)	1,325
740,515	Natixis (Diversified Banks)(a)	4,464
159,817	Pernod Ricard SA (Distillers & Vintners)	12,691
134,306	Societe Generale (Diversified Banks)	10,808
27,094	Unibail-Rodamco (Retail REITs)	5,628
178,065	Vinci SA (Construction & Engineering)	10,073

		69,888

	Germany — 3.85%
59,019	Allianz SE (Multi-line Insurance)	7,435
262,729	Bayer AG (Pharmaceuticals)	18,291
339,810	Daimler AG (Automobile Manufacturers)	17,213
383,518	Deutsche Post AG (Air Freight & Logistics)	7,194
38,759	Fraport AG (Airport Services)	2,067
165,739	Linde AG (Industrial Gases)	18,002
84,613	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance)	13,532

		83,734

	Hong Kong — 0.47%
806,000	Li & Fung Limited (Distributors)(b)	3,250
1,715,030	NWS Holdings Limited (Industrial Conglomerates)	3,319
1,032,367	The Bank of East Asia Limited (Diversified Banks)	3,730

		10,299

	India — 0.33%
186,040	ICICI Bank Limited ADR (Diversified Banks)	7,174

Shares	Security Description	Value (000)
	Ireland — 0.08%
358,348	The Governor and Company of the Bank of Ireland (Diversified Banks)(a)	$1,793

	Italy — 0.94%
231,453	Assicurazioni Generali S.p.A (Multi-line Insurance)	6,343
1,715,199	Banca Monte dei Paschi di Siena S.p.A (Diversified Banks)	3,669
2,370,467	Intesa Sanpaolo (Diversified Banks)(a)	10,484

		20,496

	Japan — 1.46%
46,600	ADVANTEST CORPORATION (Semiconductor Equipment)	1,293
189,128	DENSO Corp. (Auto Parts & Equipment)	5,563
1,140	JAPAN TOBACCO, INC. (Tobacco)	3,912
189,700	MITSUI & CO., Ltd. (Trading Companies & Distributors)	2,481
21,750	Mitsui Fudosan Co., Ltd. (Diversified Real Estate Activities)	368
1,783,600	Mizuho Financial Group, Inc. (Diversified Banks)	3,537
103,100	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)(b)	3,596
470,411	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	10,981

		31,731

	Mexico — 0.18%
206,445	Grupo Televisa S.A. - (Broadcasting & Cable TV)	3,838

	Netherlands — 2.18%
83,342	Akzo Nobel NV (Diversified Chemicals)	5,163
775,921	ASML Holding NV (Semiconductor Equipment)	22,820
112,800	Heineken Holding NV (Brewers)	4,601
132,952	Heineken NV (Brewers)	6,129
484,574	ING Groep NV (Other Diversified Financial Services)(a)	8,650

		47,363

	Russia — 0.43%
398,004	Gazprom – ADR (Integrated Oil & Gas)	9,409

	Singapore — 0.38%
3,414,718	Genting Singapore PLC (Casinos & Gaming)(a)	2,716
991,600	Oversea-Chinese Banking Corporation Limited (Diversified Banks)	5,528

		8,244

	Spain — 0.63%
89,500	Industria de Diseno Textil, S.A. (Apparel Retail)(b)	5,135
312,194	Telefonica S.A. (Integrated Telecommunication Services)	8,613

		13,748

	Sweden — 0.62%
215,076	AB SKF, Class B (Industrial Machinery)	3,379
334,341	Atlas Copco AB, Class A (Industrial Machinery)	4,308
217,249	Sandvik AB (Industrial Machinery)	2,400
502,794	Skandinaviska Enskilda Banken AB (SEB), Class A (Diversified Banks)(a)	3,391

		13,478

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Artisan Partners LP (continued)
	Switzerland — 2.53%
151,776	Credit Suisse Group AG (Diversified Capital Markets)(a)	$8,424
180,572	Holcim Ltd. (Construction Materials)	12,393
276,537	Nestle SA (Packaged Foods & Meats)	11,787
142,639	Novartis AG - Registered (Pharmaceuticals)	7,139
17,493	Roche Holding AG (Pharmaceuticals)	2,926
75,724	Roche Holding AG-Genussscheine (Pharmaceuticals)	12,243

		54,912

	Taiwan — 0.24%
467,781	Taiwan Semiconductor Manufacturing Company Ltd. - ADR (Semiconductors)	5,127

	United Kingdom — 2.53%
289,729	Cadbury PLC (Packaged Foods & Meats)	3,718
252,399	Experian PLC (Research and Consulting Services)	2,123
768,236	HSBC Holdings PLC (Diversified Banks)	8,789
172,400	HSBC Holdings PLC (Diversified Banks)	2,000
234,671	Imperial Tobacco Group PLC (Tobacco)	6,780
1,806,578	Kingfisher PLC (Home Improvement Retail)	6,146
847,098	National Grid PLC (Multi-Utilities)	8,176
712,903	Smith & Nephew PLC (Health Care Equipment)	6,385
1,113,366	Tesco PLC (Food Retail)	7,109
846,812	William Morrison Supermarkets PLC (Food Retail)	3,752

		54,978

	United States — 1.03%
17,307	Accenture PLC, Class A (IT Consulting & Other Services)	645
262,117	Activision Blizzard, Inc. (Home Entertainment Software)(a)	3,247
182,702	Covidien PLC (Health Care Equipment)	7,904
154,738	Philip Morris International Inc. (Tobacco)	7,542
51,758	Schlumberger Limited (Oil & Gas Equipment & Services)	3,085

		22,423

	Total Artisan Partners LP	513,579

	Capital Guardian Trust Co. — 39.77%
	Australia — 1.31%
309,104	Coca-Cola Amatil Ltd. (Soft Drinks)	2,675
149,003	Iluka Resources Ltd. (Diversified Metals & Mining)(a)	523
91,773	National Australia Bank Ltd. (Diversified Banks)	2,490
125,110	Newcrest Mining Ltd. (Gold)	3,520
1,660,741	Qantas Airways Ltd. (Airlines)	4,189
2,655,921	Telstra Corp. Ltd. (Integrated Telecommunication Services)(b)	7,660
84,000	Westpac Banking Corp. (Diversified Banks)	1,945
211,070	Woolworths Ltd. (Food Retail)	5,445

		28,447

	Austria — 0.20%
44,700	Andritz AG (Industrial Machinery)	2,229
115,300	Telekom Austria AG (Integrated Telecommunication Services)	2,079

		4,308

Shares	Security Description	Value (000)
	Belgium — 0.07%
16,300	Groupe Bruxelles Lambert SA (Multi-Sector Holdings)	$1,505

	Brazil — 0.36%
110,500	Cia Brasileira de Meios de Pagamento (Data Processing & Outsourced Services)(b)	1,095
26,700	Petroleo Brasileiro S.A. - Sponsored ADR (Integrated Oil & Gas)	1,049
278,500	Vale SA - Sponsored ADR (Diversified Metals & Mining)	5,712

		7,856

	Canada — 2.07%
225,600	Barrick Gold Corp. (Gold)	8,550
66,400	BCE, Inc. (Integrated Telecommunication Services)	1,637
287,200	Cameco Corp. (Coal & Consumable Fuels)	7,972
68,800	Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	4,647
36,000	Enbridge, Inc. (Oil & Gas Storage & Transportation)	1,398
52,000	Inmet Mining Corp. (Diversified Metals & Mining)	2,913
117,700	Kinross Gold Corp. (Gold)	2,565
61,400	Methanex Corp. (Commodity Chemicals)	1,070
74,200	Onex Corp. (Multi-Sector Holdings)	1,819
66,900	Potash Corp. of Saskatchewan, Inc. (Fertilizers & Agricultural Chemicals)	6,070
19,000	Research In Motion Ltd. (Communications Equipment)	1,285
31,000	Shaw Communications, Inc., Class - B (Cable & Satellite)	561
127,300	Suncor Energy, Inc. (Integrated Oil & Gas)	4,448

		44,935

	Cayman Islands — 0.03%
40,200	Suntech Power Holdings Co. Ltd. - ADR (Electrical Components & Equipment)	611

	China — 0.49%
146,000	Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	973
12,095,000	Bank of China Ltd., H Shares (Diversified Banks)	6,367
747,000	China Shenhua Energy Co. Ltd., H Shares (Coal & Consumable Fuels)	3,263

		10,603

	Denmark — 0.24%
82,100	Novo Nordisk A/S, Class - B (Pharmaceuticals)	5,141

	Finland — 0.25%
43,200	Rautaruukki Oyj (Steel)	1,037
253,480	Stora Enso Oyj (Paper Products)	1,765
217,404	UPM-Kymmene Oyj (Paper Products)	2,609

		5,411

	France — 5.16%
55,050	Accor S.A. (Hotels, Resorts & Cruise Lines)	3,064
35,265	Air Liquide SA (Industrial Gases)	4,012
31,559	AXA SA (Multi-line Insurance)	854
146,656	BNP Paribas (Diversified Banks)	11,716
286,158	Bouygues SA (Construction & Engineering)	14,550
18,113	Compagnie Generale des Etablissements Michelin, Class - B (Tires & Rubber)	1,421
254,941	France Telecom SA (Integrated Telecommunication Services)	6,791

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	France (continued)
69,200	GDF Suez (Multi-Utilities)	$3,073
38,316	Groupe Danone (Packaged Foods & Meats)	2,309
131,500	L’Oreal SA (Personal Products)	13,074
88,738	Lafarge SA (Construction Materials)(b)	7,940
16,358	LVMH Moet Hennessy Louis Vuitton SA (Apparel, Accessories & Luxury Goods)	1,645
188,254	Pernod Ricard SA (Distillers & Vintners)	14,949
69,800	PSA Peugeot Citroen (Automobile Manufacturers)(a)	2,128
1,350	Renault SA (Automobile Manufacturers)(a)	63
55,840	Total SA (Integrated Oil & Gas)	3,318
18,958	Vallourec SA (Industrial Machinery)	3,212
313,259	Veolia Environnement (Multi-Utilities)	12,005
197,126	Vivendi SA (Movies & Entertainment)	6,099

		112,223

	Germany — 3.24%
55,900	Allianz SE (Multi-line Insurance)	7,042
101,200	Bayer AG (Pharmaceuticals)	7,046
28,800	Bayerische Motoren Werke AG (Automobile Manufacturers)	1,387
176,300	Commerzbank AG (Diversified Banks)(a)	2,249
159,500	Deutsche Bank AG (Diversified Capital Markets)	12,362
13,748	Deutsche Boerse AG (Specialized Finance)	1,128
80,000	Deutsche Post AG - Registered (Air Freight & Logistics)	1,501
55,700	E.ON AG (Electric Utilities)	2,370
23,957	Fresenius Medical Care AG & Co. KGaA (Health Care Services)	1,195
60,000	HeidelbergCement AG (Construction Materials)	3,882
16,000	K+S AG (Fertilizers & Agricultural Chemicals)	872
17,000	Linde AG (Industrial Gases)	1,846
23,700	Metro AG (Hypermarkets & Super Centers)	1,341
33,798	Muenchener Rueckversicherungs-Gesellschaft AG - Registered (Reinsurance)	5,405
145,600	SAP AG (Application Software)	7,148
147,400	Siemens AG (Industrial Conglomerates)	13,747

		70,521

	Hong Kong — 1.68%
945,500	BOC Hong Kong (Holdings) Ltd. (Diversified Banks)	2,074
870,000	China Overseas Land & Investment Ltd. (Real Estate Development)	1,881
600,000	Hang Lung Properties Ltd. (Diversified Real Estate Activities)	2,210
810,700	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	2,048
189,100	Hong Kong Exchanges & Clearing Ltd. (Specialized Finance)	3,428
9,281,000	Industrial & Commercial Bank of China, H Shares (Diversified Banks)	6,994
390,000	Kerry Properties Ltd. (Diversified REITs)	2,086
316,000	Li & Fung Ltd. (Distributors)	1,274
647,000	New World Development Co. Ltd. (Diversified Real Estate Activities)	1,393
198,000	Sun Hung Kai Properties Ltd. (Diversified Real Estate Activities)	2,918

Shares	Security Description	Value (000)
	Hong Kong (continued)
956,780	The Bank of East Asia Limited (Diversified Banks)	$3,457
1,130,500	The Link REIT (Retail REITs)	2,489
812,000	The Wharf (Holdings) Ltd. (Diversified Real Estate Activities)	4,312

		36,564

	Ireland — 0.56%
440,800	CRH PLC (Construction Materials)	12,193

	Israel — 0.06%
111,346	Israel Chemicals Ltd. (Fertilizers & Agricultural Chemicals)	1,275

	Italy — 0.24%
65,000	ENI SpA (Integrated Oil & Gas)	1,624
295,000	Snam Rete Gas SpA (Gas Utilities)	1,435
560,000	UniCredit SpA (Diversified Banks)(a)	2,188

		5,247

	Japan — 7.32%
99,900	Asahi Breweries Ltd. (Brewers)	1,828
32,600	Benesse Holdings, Inc. (Education Services)	1,598
47,800	CANON, INC. (Office Electronics)	1,933
49,200	DENSO Corp. (Auto Parts & Equipment)	1,447
21,600	East Japan Railway Co. (Railroads)	1,555
27,500	Electric Power Development Co. Ltd. (Independent Power Producers & Energy Traders)	872
17,900	Fanuc Ltd. (Industrial Machinery)	1,605
40,100	Honda Motor Co. Ltd. (Automobile Manufacturers)	1,235
146,000	JGC Corp. (Construction & Engineering)	2,987
302,000	Kawasaki Kisen Kaisha Ltd. (Marine)(a)	1,120
40,300	Keyence Corp. (Electronic Equipment & Instruments)	8,612
77,400	Kurita Water Industries Ltd. (Industrial Machinery)	2,777
30,000	Lawson, Inc. (Food Retail)	1,394
494,400	Mitsubishi Corp. (Trading Companies & Distributors)	10,004
320,100	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	1,719
212,200	Mitsui & Co. Ltd. (Trading Companies & Distributors)	2,776
88,000	Mitsui Fudosan Co. Ltd. (Diversified Real Estate Activities)	1,489
540,000	Mitsui O.S.K. Lines Ltd. (Marine)	3,201
67,000	Mitsui Sumitomo Insurance Group Holdings, Inc. (Property & Casualty Insurance)	1,848
128,100	Murata Manufacturing Co. Ltd. (Electronic Components)	6,080
37,100	Nintendo Co. Ltd. (Home Entertainment Software)	9,508
219,000	Nippon Oil Corp. (Oil & Gas Refining & Marketing)	1,230
252,000	Nippon Sheet Glass Co. Ltd. (Building Products)	842
323,300	Nomura Holdings, Inc. (Investment Banking & Brokerage)	1,992
3,651	NTT DoCoMo, Inc. (Wireless Telecommunication Services)	5,833
28,800	Oracle Corp. Japan (Systems Software)	1,284
73,600	Panasonic Corp. (Consumer Electronics)	1,085
71,000	Seven & I Holdings Co. Ltd. (Food Retail)	1,701
788,000	Shinsei Bank Ltd (Regional Banks)(a)	1,212

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Japan (continued)
63,000	Shiseido Co. Ltd. (Personal Products)	$1,099
80,100	SMC Corp. (Industrial Machinery)	9,853
926,700	Softbank Corp. (Wireless Telecommunication Services)	20,372
473,000	Sumitomo Chemical Co. Ltd. (Diversified Chemicals)	1,971
127,900	Sumitomo Corp. (Trading Companies & Distributors)	1,318
301,000	Sumitomo Metal Mining Co. Ltd. (Diversified Metals & Mining)	4,943
124,300	Sumitomo Mitsui Financial Group, Inc. (Diversified Banks)(b)	4,335
134,100	SUZUKI MOTOR CORPORATION (Automobile Manufacturers)	3,130
38,000	TDK Corp. (Electronic Components)	2,197
56,500	Terumo Corp. (Health Care Equipment)	3,110
108,400	Tokio Marine Holdings, Inc. (Property & Casualty Insurance)	3,140
67,800	Tokyo Electron Ltd. (Semiconductor Equipment)	4,329
203,600	Toyota Motor Corp. (Automobile Manufacturers)	8,099
277,500	Trend Micro, Inc. (Systems Software)	10,358

		159,021

	Jersey — 0.15%
144,100	Shire PLC (Pharmaceuticals)	2,496
15,200	Shire PLC - ADR (Pharmaceuticals)	795

		3,291

	Luxembourg — 0.10%
93,000	SES - FDR, Class - A (Cable & Satellite)	2,109

	Mexico — 0.87%
188,100	America Movil SA de C.V., Series L - ADR (Wireless Telecommunication Services)	8,244
353,300	Telefonos de Mexico S.A.B. de C.V., Series L - Sponsored ADR (Integrated Telecommunication Services)	6,162
252,000	Telmex Internacional S.A.B. de C.V. - ADR (Integrated Telecommunication Services)	3,515
319,500	Wal-Mart de Mexico S.A.B. de C.V., Series V (Hypermarkets & Super Centers)	1,108

		19,029

	Netherlands — 1.53%
285,620	Koninklijke Ahold NV (Food Retail)	3,435
1,247,300	Koninklijke KPN NV (Integrated Telecommunication Services)	20,687
232,700	Unilever NV (Packaged Foods & Meats)	6,706
110,600	Wolters Kluwer NV (Publishing)	2,362

		33,190

	Norway — 0.41%
321,600	SeaDrill Ltd. (Oil & Gas Drilling)(a)	6,717
186,500	Telenor ASA (Integrated Telecommunication Services)(a)	2,161

		8,878

	Papua New Guinea — 0.08%
313,000	Oil Search Ltd. (Oil & Gas Exploration & Production)	1,781

	Portugal — 0.07%
184,800	Jeronimo Martins SGPS SA (Food Retail)	1,618

Shares	Security Description	Value (000)
	Russia — 0.20%
184,500	Gazprom – ADR (Integrated Oil & Gas)	$4,362

	Singapore — 0.14%
179,000	DBS Group Holdings Ltd. (Diversified Banks)	1,688
847,000	Yanlord Land Group Ltd. (Real Estate Development)	1,372

		3,060

	South Africa — 0.16%
90,200	Sasol Ltd. (Integrated Oil & Gas)	3,395

	South Korea — 0.76%
21,200	Hyundai Mobis (Auto Parts & Equipment)	2,979
14,430	LG Chem Ltd. (Commodity Chemicals)	2,683
13,754	LG Electronics, Inc. (Consumer Electronics)	1,465
11,437	Samsung Electronics Co. Ltd. (Semiconductors)	7,913
38,190	Shinhan Financial Group Co. Ltd. (Diversified Banks)(a)	1,524

		16,564

	Spain — 0.90%
723,179	Banco Bilbao Vizcaya Argentaria SA (Diversified Banks)	12,835
150,575	Banco Santander SA (Diversified Banks)	2,424
49,601	Industria de Diseno Textil SA (Apparel Retail)	2,846
49,974	Telefonica SA (Integrated Telecommunication Services)	1,379

		19,484

	Sweden — 0.73%
121,900	Assa Abloy AB, Class - B (Building Products)	1,982
87,627	Hennes & Mauritz AB, B Shares (Apparel Retail)	4,922
98,700	Investor AB, B Shares (Multi-Sector Holdings)	1,802
173,000	Sandvik AB (Industrial Machinery)	1,911
248,200	Svenska Cellulosa AB, B Shares (Paper Products)	3,366
194,000	Volvo AB, B Shares (Construction & Farm Machinery)	1,796

		15,779

	Switzerland — 3.75%
136,004	ABB Ltd. - Registered (Heavy Electrical Equipment)	2,731
47,100	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	1,331
80,879	Credit Suisse Group AG - Registered (Diversified Capital Markets)	4,489
3,155	Givaudan SA - Registered (Specialty Chemicals)(b)	2,366
153,945	Holcim Ltd. (Construction Materials)(a)(b)	10,565
145,452	Nestle SA (Packaged Foods & Meats)	6,200
88,772	Novartis AG (Pharmaceuticals)	4,443
197,685	Roche Holding AG Genussscheine (Pharmaceuticals)	31,961
21,962	Swisscom AG (Integrated Telecommunication Services)	7,859
24,792	Synthes, Inc. (Health Care Equipment)	2,989
352,338	UBS AG - Registered (Diversified Capital Markets)(a)(b)	6,452

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares	Security Description	Value (000)
	Common Stocks (continued)
	Capital Guardian Trust Co. (continued)
	Switzerland (continued)
		$81,386

	Taiwan — 0.52%
265,318	Acer, Inc. - Sponsored GDR (Computer Hardware)	3,384
264,070	Delta Electronics, Inc. - GDR (Electronic Components)	3,758
41,032	HTC Corp. - Sponsored GDR (Computer Hardware)	1,802
219,372	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Semiconductors)	2,404

		11,348

	United Kingdom — 6.12%
795,300	ARM Holdings PLC (Semiconductors)	1,825
697,305	BAE Systems PLC (Aerospace & Defense)	3,891
1,439,700	Barclays PLC (Diversified Banks)(a)(b)	8,512
699,200	BG Group PLC (Integrated Oil & Gas)	12,145
319,688	BHP Billiton PLC (Diversified Metals & Mining)	8,725
80,002	BP PLC (Integrated Oil & Gas)	707
16,500	BP PLC - Sponsored ADR (Integrated Oil & Gas)	878
694,500	British Airways PLC (Airlines)(a)	2,447
35,889	British American Tobacco PLC (Tobacco)	1,126
133,766	Cadbury PLC (Packaged Foods & Meats)	1,716
206,000	HSBC Holdings PLC (Diversified Banks)	2,390
2,177,781	HSBC Holdings PLC (Diversified Banks)	24,916
440,200	Imperial Tobacco Group PLC (Tobacco)	12,717
132,500	Prudential PLC (Life & Health Insurance)	1,274
449,500	Reed Elsevier PLC (Publishing)(b)	3,364
59,800	Rio Tinto PLC (Diversified Metals & Mining)	2,550
468,417	Royal Dutch Shell PLC, Class - A (Integrated Oil & Gas)	13,399
50,666	Royal Dutch Shell PLC, Class - B (Integrated Oil & Gas)	1,405
166,800	SABMiller PLC (Brewers)	4,022
231,900	Serco Group PLC (Environmental & Facilities Services)	1,871
44,050	Standard Chartered PLC (Diversified Banks)	1,084
110,473	Standard Chartered PLC (Diversified Banks)	2,722
2,277,600	Tesco PLC (Food Retail)	14,543
143,500	United Utilities Group PLC (Multi-Utilities)	1,047
1,090,226	Vodafone Group PLC (Wireless Telecommunication Services)	2,442
50,112	Wolseley PLC (Trading Companies & Distributors)(a)	1,207

		132,925

	Total Capital Guardian Trust Co.	864,060

	Causeway Capital Management LLC — 32.68%
	Bermuda — 0.58%
4,577,500	Yue Yuen Industrial (Holdings) Ltd. (Footwear)	12,699

	Canada — 0.24%
167,572	Telus Corp. (Integrated Telecommunication Services)	5,215

	France — 5.77%
107,501	Accor S.A. (Hotels, Resorts & Cruise Lines)	5,984
674,938	AXA SA (Multi-line Insurance)	18,270
157,939	BNP Paribas (Diversified Banks)	12,618

Shares	Security Description	Value (000)
	France (continued)
622,915	France Telecom SA (Integrated Telecommunication Services)	$16,593
269,071	Sanofi-Aventis (Pharmaceuticals)	19,744
435,117	Technip SA (Oil & Gas Equipment & Services)	27,791
428,939	Vinci SA (Construction & Engineering)	24,264

		125,264

	Germany — 4.63%
214,744	Bayer AG (Pharmaceuticals)	14,951
880,321	Deutsche Post AG - Registered (Air Freight & Logistics)	16,513
515,750	E.ON AG (Electric Utilities)	21,945
194,593	Linde AG (Industrial Gases)	21,136
278,210	Siemens AG (Industrial Conglomerates)	25,947

		100,492

	Greece — 0.63%
530,358	OPAP SA (Casinos & Gaming)	13,674

	Italy — 0.40%
1,797,440	Snam Rete Gas SpA (Gas Utilities)	8,745

	Japan — 5.29%
284,700	Fanuc Ltd. (Industrial Machinery)	25,536
213,300	Honda Motor Co. Ltd. (Automobile Manufacturers)	6,571
1,499,700	Mitsubishi UFJ Financial Group, Inc. (Diversified Banks)	8,054
228,000	Sankyo Co. Ltd. (Leisure Products)	14,277
242,100	Shin-Etsu Chemical Co. Ltd (Specialty Chemicals)	14,890
78,700	SMC Corp. (Industrial Machinery)	9,681
5,581	Sony Financial Holdings, Inc. (Life & Health Insurance)	16,037
311,700	Tokyo Electron Ltd. (Semiconductor Equipment)	19,900

		114,946

	Netherlands — 3.34%
378,403	Akzo Nobel NV (Diversified Chemicals)	23,440
407,164	ASML Holding NV (Semiconductor Equipment)	11,975
1,442,716	Reed Elsevier NV (Publishing)	16,276
780,367	TNT NV (Air Freight & Logistics)	20,941

		72,632

	Norway — 0.96%
1,844,600	Aker Kvaerner ASA (Oil & Gas Equipment & Services)	20,782

	Singapore — 0.61%
1,359,000	Singapore Airlines Ltd. (Airlines)	13,300

	South Korea — 0.71%
101,581	Hyundai Heavy Industries Co. Ltd. (Construction & Farm Machinery)	15,523

	Spain — 1.27%
374,457	Enagas (Gas Utilities)	7,824
718,128	Telefonica S.A. (Integrated Telecommunication Services)	19,812

		27,636

	Sweden — 0.69%
1,210,235	Ericsson LM, Class - B (Communications Equipment)	12,156
412,277	Skandinaviska Enskilda Banken AB (SEB), Class - A (Diversified Banks)(a)	2,780

		14,936

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

International Equity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Shares or Principal Amount (000)	Security Description	Value (000)
	Common Stocks (continued)
	Causeway Capital Management LLC (continued)
	Switzerland — 3.51%
500,101	Compagnie Financiere Richemont SA, Class - A (Apparel, Accessories & Luxury Goods)	$14,134
301,942	Novartis AG (Pharmaceuticals)	15,112
87,676	Roche Holding AG Genussscheine (Pharmaceuticals)	14,175
1,117,463	UBS AG - Registered (Diversified Capital Markets)(a)	20,462
51,949	Zurich Financial Services AG (Multi-line Insurance)	12,360

		76,243

	United Kingdom — 4.05%
1,842,487	Aviva PLC (Multi-line Insurance)	13,193
376,439	British American Tobacco PLC (Tobacco)	11,808
1,226,866	HSBC Holdings PLC (Diversified Banks)	14,232
211,246	Rexam PLC (Metal & Glass Containers)	881
329,033	Rio Tinto PLC (Diversified Metals & Mining)	14,030
1,003,522	Rolls-Royce Group PLC (Aerospace & Defense)	7,549
286,334	Royal Dutch Shell PLC, Class - B (Integrated Oil & Gas)	7,943
8,216,538	Vodafone Group PLC (Wireless Telecommunication Services)	18,407

		88,043

	Total Causeway Capital Management LLC	710,130

	Total Common Stocks	2,087,769

	Convertible Corporate Bonds — 0.10%
	Capital Guardian Trust Co. — 0.10%
$715	ABN Amro Bank NV, 0.50%, 9/28/10	1,016
534	KBC Financial Products International Ltd., Series E, MTN, 0.00%, 1/26/11(c)	812
300	SeaDrill Ltd., 3.625%, 11/8/12 (Oil & Gas Drilling)	275

	Total Convertible Corporate Bonds	2,103

Principal Amount (000)	Security Description	Value (000)
	Rights — 0.04%
	Artisan Partners LP — 0.01%
114,637	BNP Paribas Rights (a)	$248

	Capital Guardian Trust Co. — 0.01%
146,656	BNP Paribas Rights	318

	Causeway Capital Management LLC — 0.02%
157,939	BNP Paribas Rights	342

	Total Rights	908

	Time Deposits — 3.51%
	Artisan Partners LP — 0.73%
15,821	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	15,821

	Capital Guardian Trust Co. — 1.42%
30,747	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	30,747

	Causeway Capital Management LLC — 1.36%
29,594	State Street Liquidity Management Control System Time Deposit, 0.01%, 10/1/09	29,594

	Total Time Deposits	76,162

	Total Investments (cost $1,813,381) — 99.74%	2,166,942
	Other assets in excess of liabilities — 0.26%	5,701

	Net Assets — 100.00%	$2,172,643

(a)	Represents non-income producing security.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Zero-Coupon Security

ADR — American Depositary Receipt

DR — Depositary Receipt

FDR — Fiduciary Depositary Receipt

GDR — Global Depositary Receipt

MTN — Medium Term Note

REITs — Real Estate Investment Trusts

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 9/30/09 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Purchased
3,329,748	Canadian Dollar	10/16/09	$3,116	$3,111	$(5)
2,133,018	Euro	10/16/09	3,092	3,121	29
895,682	Euro	10/16/09	1,299	1,311	12
1,357,854	Swiss Franc	10/16/09	1,327	1,310	(17)

	Total Currencies Purchased		$8,834	$8,853	$19

	Currencies Sold
3,329,748	Canadian Dollar	10/16/09	3,092	3,111	(19)
2,106,675	Euro	10/16/09	3,116	3,083	33
896,984	Euro	10/16/09	1,327	1,312	15
11,971,997	Euro	10/19/09	17,486	17,517	(31)
1,357,854	Swiss Franc	10/16/09	1,299	1,311	(12)
4,931,712	Swiss Franc	10/20/09	4,789	4,761	28

	Total Currencies Sold		$31,109	$31,095	$14

	Net Unrealized Appreciation/(Depreciation)				$33

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 23.82%
$380	21st Century Insurance (Insurance)(a)	5.90	12/15/13	$370
1,250	AgriBank, FCB (Banking)	9.13	7/15/19	1,352
1,045	Airgas, Inc. (Oil & Gas)(b)	7.13	10/1/18	1,078
885	Alabama Power Co. (Electric)	6.13	5/15/38	1,006
915	Allied Waste North America, Inc. (Waste Disposal) Callable 3/15/10 @ 103.63	7.25	3/15/15	955
1,485	American Honda Finance Corp. (Diversified Financial Services)(b)	7.63	10/1/18	1,717
385	Andina De Fomento Corp. (Multi-National)	5.75	1/12/17	392
145	Andina De Fomento Corp. (Multi-National)	6.88	3/15/12	157
1,250	ANZ National International Ltd. (Banking)(b)	6.20	7/19/13	1,368
360	AT&T, Inc. (Telecommunications)	6.30	1/15/38	377
490	Baltimore Gas & Electric Co. (Electric)	5.90	10/1/16	514
494	Baltimore Gas & Electric Co. (Electric)	6.35	10/1/36	520
1,275	Bank of America Corp. (Banking)	5.75	12/1/17	1,273
1,315	Bank of America Corp. (Banking)	6.50	8/1/16	1,382
1,240	Bank of America Corp. (Banking)	7.63	6/1/19	1,397
1,045	Barrick North America Finance LLC (Mining)	6.80	9/15/18	1,199
340	BellSouth Capital Funding Corp. (Telecom - Integrated/Svcs)	7.88	2/15/30	412
1,222	Blackstone Holdings Finance Co. LLC (Diversified Financial Services)(b)	6.63	8/15/19	1,239
920	Centurytel, Inc., Series P (Telecom - Integrated/Svcs)	7.60	9/15/39	917
895	Chevron Phillips Chemical Co. LLC (Chemicals)(b)	7.00	6/15/14	990
2,030	Citigroup, Inc. (Banking)	6.50	8/19/13	2,131
1,711	Citigroup, Inc. (Banking)	8.13	7/15/39	1,915
1,326	Citigroup, Inc. (Banking)	8.50	5/22/19	1,497
1,079	Citigroup, Inc., Series MTN (Banking)	5.50	10/15/14	1,077
500	Comcast Cable Communications Holdings, Inc. (Media)	9.46	11/15/22	642
55	Comcast Corp. (Media)	6.50	1/15/17	60
655	Constellation Energy Group, Inc. (Electric)	7.60	4/1/32	703
1,373	CVS Caremark Corp. (Retail)	6.30	6/1/37	1,174
815	CVS Caremark Corp. (Retail)	6.60	3/15/19	919
1,060	Dominion Resources, Inc. (Electric)	6.30	9/30/66	848
50	Dominion Resources, Inc. (Electric)	7.50	6/30/66	46
1,100	Enel Finance International SA (Electric)(b)	3.88	10/7/14	1,097
1,900	Enel Finance International SA (Electric)(b)	6.00	10/7/39	1,890
805	Entergy Mississippi, Inc. (Electric)	6.64	7/1/19	886
400	ERAC USA Finance Co. (Commercial Services)(b)	5.80	10/15/12	415
895	ERAC USA Finance Co. (Commercial Services)(b)	7.00	10/15/37	838
890	ERAC USA Finance Co. (Commercial Services)(b)	8.00	1/15/11	933
1,135	Exelon Generation Co. LLC (Electric)	6.25	10/1/39	1,158
690	Farmers Exchange Capital (Diversified Financial Services)(a)	7.20	7/15/48	579
535	FBL Financial Group, Inc. (Insurance)(a)	5.88	3/15/17	321
820	FirstEnergy Solutions Corp. (Electric)(b)	6.80	8/15/39	869
930	FPL Group Capital, Inc. (Electric)	6.35	10/1/66	837
328	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	6.00	8/7/19	333
1,180	General Electric Capital Corp., MTN (Diversified Financial Services)	3.50	8/13/12	1,195
135	Goldman Sachs Group, Inc. (Banking)	5.95	1/15/27	130
840	Goldman Sachs Group, Inc. (Banking)	6.25	9/1/17	888
1,133	Halliburton Co. (Oil - Field Services)	6.15	9/15/19	1,271
230	HBOS PLC (Banking)(b)	6.75	5/21/18	205
560	JPMorgan Chase & Co. (Banking)	5.13	9/15/14	583
820	Kinder Morgan Energy Partners LP (Pipelines)	6.50	9/1/39	834
495	Kinder Morgan Energy Partners LP (Pipelines)	6.85	2/15/20	541
395	Kroger Co. (Food)	7.00	5/1/18	452
1,080	Mass Mutual Life Insurance Co. (Insurance)(b)	8.88	6/1/39	1,324
1,320	Medco Health Solutions, Inc. (Pharmaceuticals)	7.13	3/15/18	1,496
280	Merrill Lynch & Co. (Diversified Financial Services)	5.45	7/15/14	291
300	Merrill Lynch & Co. (Diversified Financial Services)	6.22	9/15/26	284
730	Merrill Lynch & Co., Series C, MTN (Diversified Financial Services)	5.45	2/5/13	757
1,165	Merrill Lynch & Co., MTN (Diversified Financial Services)	6.88	4/25/18	1,225
1,200	MetLife Global Funding I (Insurance)(b)	2.88	9/17/12	1,195
780	MetLife Global Funding I (Insurance)(b)	5.13	4/10/13	809
680	MMG Fiduciary (AES el Salvador) (Electric)(b)	6.75	2/1/16	575
1,400	Morgan Stanley (Banking)	5.05	1/21/11	1,448
1,325	Morgan Stanley, MTN (Banking)	6.00	4/28/15	1,403

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,210	Mosaic Co. (Chemicals) Callable 12/1/11 @ 103.81(b)	7.63	12/1/16	$1,291
395	National Australia Bank (Banking)(b)	5.35	6/12/13	421
350	National Rural Utilities Cooperative Finance Corp., Series C, MTN (Diversified Financial Services)	7.25	3/1/12	387
1,090	Nationwide Mutual Insurance Co. (Insurance)(b)	9.38	8/15/39	1,162
1,170	News America, Inc. (Media)(b)	6.90	8/15/39	1,246
950	Nucor Corp. (Steel)	6.40	12/1/37	1,084
630	Old Dominion Electric Cooperative, Series A (Electric)	6.25	6/1/11	669
830	Oracle Corp. (Software)	6.13	7/8/39	935
925	Pacific Life Insurance Co. (Insurance)(b)	9.25	6/15/39	1,061
1,075	Pfizer, Inc. (Pharmaceuticals)	7.20	3/15/39	1,353
1,138	PNC Funding Corp. (Banking)	4.25	9/21/15	1,142
1,145	PP&L Capital Funding, Inc., Series A (Electric)	6.70	3/30/67	956
1,160	Prudential Financial, Inc. (Insurance)	7.38	6/15/19	1,295
1,185	Questar Pipeline Co. (Pipelines)	5.83	2/1/18	1,254
700	Raymond James Financial, Inc. (Diversified Financial Services)	8.60	8/15/19	773
1,165	Rio Tinto Finance USA Ltd. (Mining)	5.88	7/15/13	1,255
950	Rio Tinto Finance USA Ltd. (Mining)	6.50	7/15/18	1,022
1,785	Roche Holdings, Inc. (Health Care)(b)	4.50	3/1/12	1,889
305	Roche Holdings, Inc. (Health Care)(b)	6.00	3/1/19	339
1,620	Rochester Gas & Electric Corp., Series TT (Electric)	6.95	4/1/11	1,728
745	The Boeing Co. (Aerospace/Defense)	3.50	2/15/15	763
1,640	The Dow Chemical Co. (Chemicals)	5.90	2/15/15	1,683
555	Time Warner Cable, Inc. (Media)	6.75	7/1/18	613
330	Time Warner Cable, Inc. (Media)	7.50	4/1/14	378
1,140	Time Warner Cable, Inc. (Media)	8.25	4/1/19	1,378
720	Time Warner Cos., Inc. (Media)	6.95	1/15/28	759
490	Time Warner Entertainment Co. LP (Media)	10.15	5/1/12	567
1,020	Time Warner, Inc. (Media)	7.63	4/15/31	1,143
740	Trans-Canadian Pipelines (Pipelines)	6.35	5/15/67	648
365	Trans-Canadian Pipelines (Pipelines)	6.50	8/15/18	412
370	United Dominion Realty Trust, Series E (Real Estate Investment Trusts)	3.90	3/15/10	370
780	Verizon Communications, Inc. (Telecommunications)	8.75	11/1/18	974
1,360	Verizon Wireless Capital LLC (Telecommunications)(b)	5.55	2/1/14	1,470
1,000	Viacom, Inc. (Media)	5.63	9/15/19	1,016
235	Viacom, Inc. (Media)	6.13	10/5/17	252
250	Viacom, Inc. (Media)	6.75	10/5/37	265
912	W.R. Berkley Corp. (Insurance)	7.38	9/15/19	969
1,630	Wachovia Corp., Series G, MTN (Banking)	5.50	5/1/13	1,744
1,085	WEA Finance LLC/WT Finance Australia (Diversified Financial Services)(b)	6.75	9/2/19	1,097
1,109	Wells Fargo & Co. (Banking)	3.75	10/1/14	1,103
1,030	Wells Fargo & Co. (Banking)	4.38	1/31/13	1,064
1,130	Wisconsin Energy Corp. (Electric)	6.25	5/15/67	949
790	WPS Resources Corp. (Electric)	6.11	12/1/66	600
310	Xerox Corp. (Office/Business Equipment)	6.40	3/15/16	325
1,327	Xstrata Finance Canada (Investment Companies)(b)	6.90	11/15/37	1,249

	Total Corporate Bonds			99,742

	Convertible Corporate Bonds — 1.03%
1,175	Amgen, Inc., Callable 11/16/09 @ 77.26	1.34	3/1/32	862
1,884	National City Corp.	4.00	2/1/11	1,898
1,585	Omnicom Group, Inc., Callable 6/15/10 @ 100.00	7.18	7/1/38	1,565

	Total Convertible Corporate Bonds			4,325

	Asset Backed Securities — 0.83%
1,208	AmeriCredit Automobile Receivables Trust, Series 2005-DA, Class A4	5.09	11/6/12	1,226
690	AmeriCredit Automobile Receivables Trust, Series 2008-AF, Class A3	5.68	12/12/12	704
35	Centex Home Equity, Series 2002-A, Class AF6	5.54	1/25/32	29
1,163	Countrywide Asset Backed Certificates, Series 2006-11, Class 1AF6(c)	6.15	9/25/46	600
405	Countrywide Asset Backed Certificates, Series 2006-15, Class A6(c)	5.83	10/25/46	237
26	Green Tree Financial Corp., Series 1996-2, Class A4	7.20	4/15/27	26
40	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	7.27	6/15/29	28

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Asset Backed Securities (continued)
$600	Household Automotive Trust, Series 2006-1, Class A4	5.52	3/18/13	$624

	Total Asset Backed Securities			3,474

	Collateralized Mortgage Obligations — 19.20%
975	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class ASB(c)	4.59	7/10/43	991
1,135	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A4	5.45	1/15/49	1,004
200	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2	5.63	4/10/49	199
920	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4(c)	5.87	4/10/49	792
1,350	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4(c)	5.94	7/10/17	1,200
2,132	Banc of America Commercial Mortgage, Inc., Series 2007-4, Class ASB	5.71	1/10/17	2,013
386	Banc of America Commercial Mortgage, Inc., Series 2007-5, Class A4	5.49	10/10/17	315
130	Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4(c)	6.35	12/10/17	118
1,227	Banc of America Funding Corp., Series 2009-R6, Class 3A1(b)(c)	5.61	1/26/37	1,153
1,000	Banc of America Large Loan, Series 2009-UB1, Class A4A(b)(c)	5.70	6/24/50	891
1,551	BCAP LLC Trust, Series 2009-RR2, Class A1(b)(c)	5.74	1/21/38	1,425
1,714	BCAP LLC Trust, Series 2009-RR4, Class 3A1(b)(c)	5.46	4/26/37	1,628
878	BCAP LLC Trust, Series 2009-RR4, Class 9A1(b)(c)	5.36	10/26/35	821
1,647	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1	4.63	2/25/36	1,402
2,609	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4, Class 22A1(c)	5.98	6/25/47	1,721
925	Bear Stearns Commercial Mortgage Securities, Series 2007-Pw17, Class A4(c)	5.69	6/11/50	816
1,500	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class AAB(c)	5.91	6/11/40	1,442
975	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AAB	5.05	2/11/41	996
1,604	Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1(c)	5.28	12/25/35	1,159
1,018	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A1(c)	5.62	12/10/49	1,043
511	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2	6.75	8/25/34	511
370	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 1A1(c)	4.90	10/25/35	293
1,099	Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Class 2A1(c)	4.70	3/25/36	837
2,481	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8, Class 2A1A(c)	5.90	7/25/37	1,694
873	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 1A1(b)(c)	5.67	6/25/37	812
1,432	Citigroup Mortgage Loan Trust, Inc., Series 2009-5, Class 7A1(b)(c)	0.62	7/25/36	1,167
929	Citigroup Mortgage Loan Trust, Inc., Series 2009-6, Class 6A1(b)(c)	0.52	7/25/36	841
1,765	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A2B	5.21	12/11/49	1,757
1,840	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class A4(c)	5.89	11/15/44	1,687
1,610	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4(c)	6.01	12/10/49	1,451
70	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1	6.00	2/25/34	68
1,211	Countrywide Home Loans, Series 2006-1, Class A2	6.00	3/25/36	951
1,479	Credit Suisse Mortgage Capital Certificate, Series 2009-2R, Class 2A5(b)(c)	5.61	6/26/37	1,364
2,178	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 25A1(b)(c)	5.65	7/27/36	2,031
764	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 28A1(b)(c)	5.63	8/27/37	720
2,000	Credit Suisse Mortgage Capital Certificate, Series 2009-3R, Class 30A1(b)(c)	5.83	7/27/37	1,874
1,742	Credit Suisse Mortgage Capital Certificate, Series 2009-8R, Class 5A1(b)(c)	6.12	5/26/37	1,652
415	CS First Boston Mortgage Securities Corp., Series 2004-4, Class 1A11	5.50	8/25/34	348
1,310	Deutsche Mortgage Securities, Inc., Series 2005-WF1, Class 1A2(b)(c)	5.13	6/26/35	1,199
1,118	First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2(c)	5.48	1/25/37	755
1,271	First Horizon Mortgage Pass-Through Trust, Series 2007-AR1, Class 1A1(c)	5.83	5/25/37	847
460	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4	5.54	12/10/49	359
794	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1(c)	5.46	11/19/35	677
800	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB	4.62	8/10/42	808
1,410	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4	5.74	12/10/49	1,270
1,060	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	5.46	3/10/39	1,053
1,335	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	5.44	3/10/39	1,183
1,890	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AAB(c)	6.00	8/10/45	1,782
1,008	GS Mortgage Securities Corp., Series 2008-2R, Class 1A1(b)(c)	7.50	9/25/36	879
1,050	GS Mortgage Securities Corp., Series 2008-2R, Class 2A1(b)(c)	7.50	10/25/36	944
899	GS Mortgage Securities Corp., Series 2009-3R, Class 2A1(b)(c)	5.30	7/25/35	824
1,550	Indymac Inda Mortgage Loan Trust, Series 2007-AR3, Class 1A1(c)	5.82	6/25/37	1,097
1,555	Jefferies & Co., Series 2009-R9, Class 1A1(b)(c)	5.84	8/26/46	1,482
1,120	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB19, Class ASB(c)	5.92	2/12/49	1,051
1,580	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-CB20, Class A4	5.79	2/12/51	1,377
1,930	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD11, Class ASB(c)	6.01	6/15/49	1,868
312	JPMorgan Chase Commercial Mortgage Securities Co., Series 2007-LD12, Class A4(c)	5.88	2/15/51	265
819	JPMorgan Mortgage Trust, Series 2006-A5, Class 2A1(c)	5.83	8/25/36	587

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$2,125	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A2(c)	5.77	1/25/37	$1,495
599	JPMorgan Mortgage Trust, Series 2007-A4, Class 1A1(c)	5.41	6/25/37	384
1,194	JPMorgan Re-Remic, Series 2009-7, Class 13A1(b)(c)	6.03	6/27/37	1,158
2,084	JPMorgan Re-Remic, Series 2009-7, Class 5A1(b)	6.00	2/27/37	1,972
1,613	JPMorgan Re-Remic, Series 2009-8, Class A1(b)	5.81	4/20/36	1,474
1,228	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class B1(c)	3.94	12/21/34	536
143	Master Alternative Loans Trust, Series 2004-5, Class 6A1	7.00	6/25/34	120
381	Master Alternative Loans Trust, Series 2005-1, Class 5A1	5.50	1/25/20	341
111	Master Alternative Loans Trust, Series 2005-2, Class 5A1	6.50	12/25/34	93
114	New York City Mortgage Loan Trust, Series 1996, Class A3(a)	6.75	9/25/19	57
310	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3	5.50	8/25/34	256
1,177	Residential Funding Mortgage Securities, Inc., Series 2004-S9, Class 1A6	5.50	12/25/34	1,175
1,241	Sequoia Mortgage Trust, Series 2007-1, Class 2A1(c)	5.77	2/20/47	965
1,350	Structured Adjustable Rate Mortgage Loan, Series 2005-22, Class 1A4(c)	5.00	12/25/35	527
630	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AP8(c)	5.09	7/15/42	653
230	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	5.31	11/15/48	207
1,335	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB(c)	5.93	6/15/49	1,237
814	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR14, Class 1A1(c)	5.04	12/25/35	767
2,392	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1(c)	5.28	1/25/37	1,582
400	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1(c)	5.57	12/25/36	257
1,339	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 3A3(c)	5.80	3/25/37	900
804	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	5.33	3/25/37	631
1,941	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6	5.61	7/25/36	1,450
524	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13, Class A9	6.00	9/25/37	249
511	Wells Fargo Mortgage Backed Securities Trust, Series 2008-1R, Class A1 (b)	5.32	6/26/35	398

	Total Collateralized Mortgage Obligations			80,378

	Taxable Municipal Bonds — 3.04%
430	Calexico California, Community Redevelopment Agency Tax Allocation, Series B (AMBAC)	4.22	8/1/12	430
955	Chicago Metropolitan Water Reclamation District - Greater Chicago, GO	5.72	12/1/38	1,035
1,165	Escondido California JT Powers Funding Authority Lease Revenue, Series B (FGIC)	5.53	9/1/18	1,161
1,150	Glendale Municipal Property Corporation Excise Tax Revenue, Series B (FSA)	6.08	7/1/25	1,227
775	Harrison New Jersey (FGIC)	5.50	5/1/22	693
70	Los Angeles California Community Redevelopment Agency (MBIA)	5.60	7/1/18	66
785	Metropolitan Transportation Authority Revenue	7.34	11/15/39	970
795	Missouri State Development Finance Board, Infrastructure Facilities Revenue, Series C	6.10	4/1/23	780
1,475	Missouri State Highways & Transit Commission State Road Revenue	5.45	5/1/33	1,524
1,335	Port Authority of New York & New Jersey	6.04	12/1/29	1,453
1,415	University of California Revenues	5.77	5/15/43	1,524
925	Utah Transit Authority Sales Tax Revenue, Series B	5.94	6/15/39	1,003
1,235	Whittier California Redevelopment Agency (FGIC)	6.09	11/1/38	882

	Total Taxable Municipal Bonds			12,748

	U.S. Government Agency Mortgages — 27.12%
3,120	Fannie Mae, Pool #52600 TBA	6.50	10/14/39	3,335
1,505	Fannie Mae, Pool #1717 TBA	4.00	10/14/39	1,490
1,943	Fannie Mae, Pool #190340	5.00	9/1/33	2,018
2,551	Fannie Mae, Pool #190346	5.50	12/1/33	2,672
755	Fannie Mae, Pool #190354	5.50	12/1/34	791
3,287	Fannie Mae, Pool #190367	5.50	1/1/36	3,443
1,506	Fannie Mae, Pool #255321	5.50	7/1/24	1,597
503	Fannie Mae, Pool #255493	5.50	11/1/24	534
346	Fannie Mae, Pool #255550	5.50	12/1/24	366
661	Fannie Mae, Pool #256116	6.00	2/1/26	704
1,732	Fannie Mae, Pool #257238	5.00	6/1/28	1,809
4,580	Fannie Mae, Pool #54429 TBA	6.00	10/14/39	4,832
1,276	Fannie Mae, Pool #555531	5.50	6/1/33	1,342
1,228	Fannie Mae, Pool #555591	5.50	7/1/33	1,286
399	Fannie Mae, Pool #672512	5.50	12/1/32	418
1,294	Fannie Mae, Pool #725222	5.50	2/1/34	1,362
296	Fannie Mae, Pool #725231	5.00	2/1/34	307
1,251	Fannie Mae, Pool #725419	4.50	10/1/33	1,269

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$825	Fannie Mae, Pool #725424	5.50	4/1/34	$864
699	Fannie Mae, Pool #725425	5.50	4/1/34	732
226	Fannie Mae, Pool #725456	5.00	5/1/34	234
723	Fannie Mae, Pool #727098	5.00	8/1/33	750
490	Fannie Mae, Pool #727437	6.00	3/1/25	525
905	Fannie Mae, Pool #728720	5.00	7/1/33	939
980	Fannie Mae, Pool #735230	5.00	8/1/20	1,036
153	Fannie Mae, Pool #735230	5.50	2/1/35	161
309	Fannie Mae, Pool #741897	5.00	10/1/33	321
403	Fannie Mae, Pool #744131	6.50	12/1/24	431
1,338	Fannie Mae, Pool #745096	5.50	11/1/34	1,408
2,591	Fannie Mae, Pool #745418	5.50	4/1/36	2,721
3,220	Fannie Mae, Pool #745516	5.50	5/1/36	3,373
902	Fannie Mae, Pool #745518	5.50	1/1/20	966
13	Fannie Mae, Pool #747631	6.50	11/1/33	14
3,225	Fannie Mae, Pool #848838	5.50	1/1/36	3,378
3,681	Fannie Mae, Pool #868691	6.00	4/1/36	3,896
764	Fannie Mae, Pool #888105	5.00	8/1/20	812
546	Fannie Mae, Pool #888283	5.00	8/1/34	567
2,404	Fannie Mae, Pool #888416	5.00	9/1/35	2,496
1,520	Fannie Mae, Pool #888657	5.50	2/1/35	1,600
2,591	Fannie Mae, Pool #889139	5.50	3/1/37	2,721
2,582	Fannie Mae, Pool #889307	5.00	7/1/37	2,681
825	Fannie Mae, Pool #889579	6.00	5/1/38	871
1,882	Fannie Mae, Pool #890006	5.50	9/1/36	1,980
240	Fannie Mae, Pool #919157	6.50	4/1/37	257
1,667	Fannie Mae, Pool #930768	4.00	3/1/29	1,676
1,126	Fannie Mae, Pool #943456	6.00	8/1/37	1,190
708	Fannie Mae, Pool #995879	6.00	4/1/39	749
17	Fannie Mae, Series 1998-36, Class J	6.00	7/18/28	18
2,190	Fannie Mae, Series 2003-86, Class OE	5.00	3/25/32	2,277
1,495	Fannie Mae, Series 2005-101, Class ND	5.00	6/25/34	1,556
2,276	Fannie Mae, Series 2005-12, Class JE	5.00	9/25/33	2,385
1,150	Fannie Mae, Series 2005-22, Class HE	5.00	10/25/33	1,208
455	Fannie Mae, Series 2005-29, Class QD	5.00	8/25/33	478
1,938	Fannie Mae, Series 2005-44, Class PE	5.00	7/25/33	2,039
2,100	Fannie Mae, Series 2005-86, Class WD	5.00	3/25/34	2,189
1,860	Fannie Mae, Series 2007-116, Class PB	5.50	8/25/35	1,964
665	Fannie Mae, Series 2007-77, Class TC	5.50	9/25/34	697
39	Freddie Mac, Gold Pool #A15401	6.50	11/1/33	42
1,195	Freddie Mac, Gold Pool #G30290	6.50	3/1/26	1,295
367	Freddie Mac, Pool #A71059	7.00	1/1/38	398
1,166	Freddie Mac, Pool #A71283	6.50	1/1/38	1,244
1,094	Freddie Mac, Pool #E99582	5.00	9/1/18	1,165
6	Freddie Mac, Series 1977, Class E	7.00	7/15/12	6
495	Freddie Mac, Series 2533, Class PE	5.50	12/15/21	520
1,145	Freddie Mac, Series 2628, Class QM	4.50	11/15/31	1,189
880	Freddie Mac, Series 2694, Class QH	4.50	3/15/32	915
1,460	Freddie Mac, Series 2709, Class PE	5.00	12/15/22	1,539
1,192	Freddie Mac, Series 2734, Class PG	5.00	7/15/32	1,259
950	Freddie Mac, Series 2751, Class NE	5.00	6/15/32	1,004
1,390	Freddie Mac, Series 2774, Class PD	5.00	8/15/32	1,470
1,355	Freddie Mac, Series 2775, Class ME	5.00	12/15/32	1,430
1,255	Freddie Mac, Series 2780, Class LE	5.00	11/15/32	1,324
1,545	Freddie Mac, Series 2864, Class NB(c)	5.50	7/15/33	1,640
1,700	Freddie Mac, Series 2864, Class PE	5.00	6/15/33	1,784
250	Freddie Mac, Series 2869, Class BG	5.00	7/15/33	264
715	Freddie Mac, Series 2874, Class LD	5.00	8/15/33	753
1,186	Freddie Mac, Series 2915, Class KD	5.00	9/15/33	1,251
2,290	Freddie Mac, Series 3017, Class MK	5.00	12/15/34	2,411
1,915	Freddie Mac, Series 3026, Class GE	5.50	6/15/34	2,014
1,610	Freddie Mac, Series 3036, Class ND	5.00	5/15/34	1,690
1,455	Freddie Mac, Series 3203, Class VM	5.00	8/15/17	1,528

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$770	Freddie Mac, Series 3242, Class QB	5.50	1/15/34	$812
829	Government National Mortgage Association, Pool #616571	6.50	8/20/34	883

	Total U.S. Government Agency Mortgages			113,565

	U.S. Treasury Obligations — 18.26%
2,917	U.S. Treasury Bond	4.25	5/15/39	3,018
896	U.S. Treasury Note	1.00	9/30/11	897
20,905	U.S. Treasury Note	1.38	9/15/12	20,869
1,776	U.S. Treasury Note	2.38	8/31/14	1,782
26,753	U.S. Treasury Note	2.38	9/30/14	26,822
13,471	U.S. Treasury Note	3.00	9/30/16	13,525
9,308	U.S. Treasury Note	3.63	8/15/19	9,554

	Total U.S. Treasury Obligations			76,467

	Yankee Dollars — 4.44%
1,000	Barclays Bank PLC	5.20	7/10/14	1,056
1,000	Barclays Bank PLC	6.75	5/22/19	1,119
2,600	Barclays Bank PLC, Series 1	5.00	9/22/16	2,633
1,120	BP Capital Markets PLC	3.88	3/10/15	1,157
1,619	Cenovus Energy, Inc.(b)	5.70	10/15/19	1,660
1,240	Corp Andina de Fomento	8.13	6/4/19	1,440
1,045	Hutchison Whampoa International Ltd.(b)	5.75	9/11/19	1,051
715	Iberdrola Finance Ireland(b)	3.80	9/11/14	725
940	Korea Electric Power Corp.(b)	5.50	7/21/14	959
1,000	Korea Gas Corp.(b)	6.00	7/15/14	1,054
795	Nokia Corp.	6.63	5/15/39	906
1,300	Rabobank Nederland(b)	2.65	8/17/12	1,314
1,145	Shell International Finance BV	4.30	9/22/19	1,151
550	Telecom Italia Capital SA	5.25	10/1/15	570
820	Telecom Italia Capital SA	7.18	6/18/19	915
830	Vodafone Group PLC	5.45	6/10/19	864

	Total Yankee Dollars			18,574

	Money Market Mutual Funds — 7.35%
30,778,262	SSgA Prime Money Market Fund(c)	0.22		30,778

	Total Money Market Mutual Funds			30,778

	Total Investments (cost $435,616) — 105.09%			440,051
	Liabilities in excess of other assets — (5.09)%			(21,312)

	Net Assets — 100.00%			$418,739

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 0.44% of the Portfolio’s net assets.
(b)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009. The maturity date represents actual maturity date.

AMBAC – American Municipal Bond Assurance Corporation

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Municipal Bond Insurance Association

MTN – Medium Term Note

TBA – Security is subject to delayed delivery

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 22.51%
$1,275	AT&T, Inc. (Telecommunications)	6.50	9/1/37	$1,370
350	AT&T, Inc. (Telecommunications)	6.55	2/15/39	382
175	Avalon Bay Communities, Inc. (Real Estate Investment Trusts)	7.50	12/15/10	184
110	Bank of America Corp. (Banking)	5.75	12/1/17	110
65	Bear Stearns Co., Inc. (Brokerage Services)	6.95	8/10/12	72
200	Belvoir Land LLC (Special Purpose)(a)	5.27	12/15/47	136
1,265	BP Capital Markets PLC (Diversified Financial Services)	3.13	3/10/12	1,307
60	Bristol-Myers Squibb Co. (Pharmaceuticals)	6.88	8/1/97	70
325	Canadian Natural Resources Ltd. (Oil Comp-Exploration)	6.50	2/15/37	359
1,165	CareFusion Corp. (Medical Products)(a)	5.13	8/1/14	1,216
250	Carolina Power & Light (Electric Utilities)	6.13	9/15/33	282
280	CenterPoint Energy Resources Corp., Series B (Gas - Distribution)	7.88	4/1/13	315
1,545	Chevron Corp. (Oil, Gas & Consumable Fuels)	3.45	3/3/12	1,608
575	Chubb Corp. (Insurance)	6.38	3/29/67	517
3,215	Citigroup Funding, Inc. (Banking)	1.38	5/5/11	3,236
1,485	Comcast Cable Communications Holdings (Media)	8.38	3/15/13	1,725
150	Comcast Corp. (Media)	6.50	11/15/35	160
230	Comcast Corp. (Media)	6.95	8/15/37	257
75	Comcast Corp. (Media)	7.05	3/15/33	85
1,485	ConocoPhillips (Oil & Gas)	4.60	1/15/15	1,585
25	Consolidated Natural Gas, Series A (Gas - Distribution)	5.00	3/1/14	26
125	Consolidated Natural Gas, Series C (Gas - Distribution)	6.25	11/1/11	135
2,725	Cornell University (Commercial Services)	4.35	2/1/14	2,880
625	Cox Communications, Inc. (Telecommunications)(a)	8.38	3/1/39	771
1,080	Credit Suisse Guernsey (Finance - Brokers) Callable 5/15/17 @ 100.00	5.86	5/29/49	821
600	EDP Finance BV (Electric Utilities)(a)	6.00	2/2/18	649
825	Eksportfinans A/S (Banks)	5.50	6/26/17	883
495	Eli Lilly & Co. (Pharmaceuticals)	3.55	3/6/12	518
450	Enterprise Products Operation (Oil & Gas)	6.13	10/15/39	455
200	Florida Power & Light Co. (Electric Utilities)	4.95	6/1/35	199
400	Florida Power & Light Co. (Electric Utilities)	5.95	2/1/38	454
225	Florida Power Corp. (Electric Utilities)	6.40	6/15/38	266
2,665	General Electric Capital Corp. (Diversified Financial Services)	1.80	3/11/11	2,698
2,750	General Electric Capital Corp. (Diversified Financial Services)	2.13	12/21/12	2,775
2,055	General Electric Capital Corp. (Diversified Financial Services)	5.00	11/15/11	2,163
530	General Electric Capital Corp. (Diversified Financial Services)	6.38	11/15/67	439
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.00	9/28/12	1,810
1,800	General Electric Capital Corp., Series G, MTN (Diversified Financial Services)	2.25	3/12/12	1,833
625	GlaxoSmithKline Capital, Inc. PLC (Medical Services)	4.85	5/15/13	671
665	Goldman Sachs Capital II (Finance - Brokers) Callable 6/1/12 @ 100.00	5.79	12/29/49	479
960	Goldman Sachs Group, Inc. (Finance - Brokers)	5.25	10/15/13	1,019
50	GTE Corp. (Wireless Telecommunications Services)	6.94	4/15/28	54
1,090	Hewlett-Packard Co. (Telecommunications Services)	2.25	5/27/11	1,110
200	Irwin Land LLC (Special Purpose)(a)	5.03	12/15/25	167
290	Irwin Land LLC (Special Purpose)(a)	5.30	12/15/35	222
2,275	JP Morgan Chase Bank NA (Banking)	2.20	6/15/12	2,314
1,095	JPMorgan Chase & Co., Series 1 (Banking) Callable 4/30/18 @ 100.00	7.88	4/29/49	1,051
1,075	JPMorgan Chase Bank NA (Banking)	6.00	7/5/17	1,129
495	JPMorgan Chase Bank NA (Banking)	6.00	10/1/17	521
585	JPMorgan Chase Capital XXV (Banking)	6.80	10/1/37	589
350	Kraft Foods, Inc. (Food)	6.13	2/1/18	371
825	Kraft Foods, Inc. (Food)	6.50	8/11/17	892
825	Lehman Brothers Holdings (Brokerage Services)(b)	6.75	12/28/17	—
400	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	270
108	Massachusetts Mutual Life (Insurance)(a)	7.63	11/15/23	112
1,300	Merck & Co., Inc. (Medical Services)	4.00	6/30/15	1,366
675	MetLife Global Funding I (Insurance)(a)	2.88	9/17/12	672
950	MetLife Global Funding I (Insurance)(a)	5.13	4/10/13	985
530	MetLife Global Funding I (Insurance)(a)	5.13	6/10/14	554
880	MetLife, Inc. (Insurance) Callable 12/15/31 @ 100.00	6.40	12/15/36	744
500	MidAmerican Energy Holdings Co. (Electric Utilities)	5.95	5/15/37	527
325	MidAmerican Energy Holdings Co. (Electric Utilities)	6.50	9/15/37	368
2,170	Morgan Stanley (Brokerage Services)(c)	0.79	1/9/12	2,112

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$2,505	Morgan Stanley (Brokerage Services)	2.25	3/13/12	$2,551
805	Morgan Stanley (Brokerage Services)	6.00	5/13/14	857
200	Morgan Stanley (Brokerage Services)	6.75	4/15/11	213
950	Morgan Stanley, Series F, MTN (Brokerage Services)	5.63	9/23/19	934
40	New Jersey Bell Telephone (Wireless Telecommunications Services)	7.85	11/15/29	44
210	News America Holdings (Media)	8.15	10/17/36	232
55	News America Holdings (Media)	8.45	8/1/34	59
225	News America Holdings (Media)	8.50	2/23/25	249
110	News America, Inc. (Media)	7.63	11/30/28	114
150	Ohana Military Communities LLC (Special Purpose)(a)	6.19	4/1/49	119
1,850	Oracle Corp. (Software)	3.75	7/8/14	1,922
410	Oracle Corp. (Software)	5.75	4/15/18	452
1,810	Pfizer, Inc. (Pharmaceuticals)	5.35	3/15/15	2,004
450	Philip Morris International, Inc. (Tobacco)	6.88	3/17/14	514
60	Phillips Petroleum Co. (Energy - Exploration & Production)	7.00	3/30/29	68
445	Progressive Corp. (Insurance)	6.70	6/15/37	383
1,170	Prudential Financial Inc., Series D, MTN (Insurance)	4.75	9/17/15	1,162
1,325	Shell International Finance (Oil Comp-Exploration)	4.00	3/21/14	1,392
1,400	SLM Corp. (Financial Services)(c)	0.66	7/26/10	1,330
200	Southern California Edison Co., Series 2008-A (Electric Utilities)	5.95	2/1/38	227
415	Stanford University (Commercial Services)	4.25	5/1/16	431
170	TCI Communications, Inc. (Media)	7.88	8/1/13	193
10	TCI Communications, Inc. (Media)	7.88	2/15/26	12
1,800	Telus Corp. (Telecom - Integrated/Svcs)	8.00	6/1/11	1,959
275	The Allstate Corp. (Insurance)	6.13	5/15/37	223
765	Time Warner Cable, Inc. (Media - Cable)	6.20	7/1/13	833
300	Time Warner, Inc. (Entertainment)	6.63	5/15/29	308
115	Time Warner, Inc. (Entertainment)	7.57	2/1/24	125
600	Travelers Cos., Inc. (Insurance) Callable 3/15/17 @ 100.00	6.25	3/15/37	528
30	Turner Broadcasting Co. (Entertainment)	8.38	7/1/13	34
130	United Parcel Service, Inc. (Transportation Services)	6.20	1/15/38	152
1,500	Verizon Communications, Inc. (Wireless Telecommunications Services)	8.75	11/1/18	1,874
425	Verizon Virginia, Inc. (Wireless Telecommunications Services)	4.63	3/15/13	441
450	Verizon Wireless (Wireless Telecommunications Services)(a)	8.50	11/15/18	562
2,765	Verizon Wireless Capital LLC (Wireless Telecommunications Services)(a)	3.75	5/20/11	2,853

	Total Corporate Bonds			78,404

	Asset Backed Securities — 6.75%
2,315	American Express Issuance Trust, Series 2008-2, Class - A	4.02	1/18/11	2,339
2,650	Bank of America Auto Trust, Series 2009-2A, Class A39(a)	2.13	9/15/13	2,637
3,255	Chase Issuance Trust, Series 2009-A7, Class A7(c)	0.69	9/17/12	3,255
1,482	Countrywide Asset-Backed Certificates, Series 2008-13, Class 3AV2(c)	0.40	1/25/37	973
1,097	DT Auto Owner Trust, Series 2007-A, Class A3	5.60	3/15/13	1,108
2,080	Ford Credit Auto Owner Trust, Series 2009-A, Class A4	6.07	12/15/12	2,270
1,760	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3	2.79	1/15/13	1,801
2,385	Honda Auto Receivables Owner Trust, Series 2009-3, Class A3	2.31	5/15/13	2,411
231	Merrill Lynch First Franklin Mortgage Loan, Series 2007-1, Class A2A(c)	0.37	4/25/37	212
1,630	SLM Student Loan Trust, Series 2008-5, Class A2(c)	1.60	10/25/16	1,661
640	SLM Student Loan Trust, Series 2008-5, Class A3(c)	1.80	1/25/18	657
1,740	SLM Student Loan Trust, Series 2008-5, Class A4(c)	2.20	7/25/23	1,827
1,185	USAA Auto Owner Trust, Series 2008-3, Class A3	4.65	10/15/12	1,226
1,091	Wachovia Auto Owner Trust, Series 2006-A, Class A4	5.38	3/20/13	1,121

	Total Asset Backed Securities			23,498

	Collateralized Mortgage Obligations — 12.78%
291	American Home Mortgage Assets, Series 2006-6, Class A1A(c)	0.44	12/25/46	137
443	American Home Mortgage Investment Trust, Series 2005-1, Class 6A(c)	5.29	6/25/45	272
880	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2	6.50	4/15/36	911
1,385	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4	6.19	6/11/35	1,457
1,300	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A4(c)	5.14	11/10/42	1,304
241	Bank of America Alternative Loan Trust, Series 2004-5, Class 4A1	5.00	6/25/19	228
322	Bank of America Alternative Loan Trust, Series 2004-6, Class 4A1	5.00	7/25/19	305

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Collateralized Mortgage Obligations (continued)
$1,500	Bank of America-First Union NB, Series 2001-3, Class A2	5.46	4/11/37	$1,563
2,250	BCAP LLC Trust, Series 2009-RR10, Class 16A1(a)	5.63	3/26/36	2,087
549	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 14A1(c)	5.47	11/25/34	445
235	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-1, Class 2A1(c)	5.41	2/25/47	142
1,097	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR7, Class A2	4.95	2/11/41	1,124
52	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	7.20	1/15/32	52
1,038	Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2	7.76	4/15/32	1,048
1,459	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4(c)	6.30	12/10/49	1,314
360	Citigroup/Deutsche Bank Commercial Mortgage, Series 2007-CD5, Class A4(c)	5.89	11/15/44	330
1,630	CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1	6.00	10/25/37	1,231
847	Commercial Mortgage Pass-Through Certificate, Series 2000-C1, Class A2	7.42	8/15/33	858
1,945	Commercial Mortgage Pass-Through Certificate, Series 2007-C9, Class A4(c)	6.01	12/10/49	1,753
269	Countrywide Alternative Loan Trust, Series 2006-0A10, Class 1A1(c)	2.01	8/25/46	137
479	Countrywide Alternative Loan Trust, Series 2006-0A19, Class A1(c)	0.43	2/20/47	227
790	Countrywide Alternative Loan Trust, Series 2006-0A21, Class A1(c)	0.44	3/20/47	400
1,247	Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1A10	5.50	5/25/36	1,076
303	Countrywide Home Loans, Series 2006-0A5, Class 2A1(c)	0.45	4/25/46	144
876	Countrywide Home Loans, Series 2007-16, Class A1	6.50	10/25/37	717
349	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1	6.00	10/25/21	232
1,830	CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3	6.13	4/15/37	1,934
1,660	CS First Boston Mortgage Securities Corp., Series 2003-C3, Class A5	3.94	5/15/38	1,634
176	Deutsche Bank Alt Securities Inc., Series 2006-0A1, Class A1(c)	0.45	2/25/47	85
1,495	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2	6.66	1/12/43	1,563
845	Freddie Mac Multifamily Structured Pass Through Certificates, Series K003, Class A3	4.32	12/25/15	879
314	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2	7.72	3/15/33	316
598	General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 2000-C2, Class A2	7.46	8/16/33	613
985	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	4.96	8/10/38	972
1,020	GSR Mortgage Loan Trust, Series 2004-9, Class 4A1(c)	3.30	8/25/34	932
793	GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1(c)	5.24	11/25/35	701
364	GSR Mortgage Loan Trust, Series 2006-0A1, Class 2A1(c)	0.44	8/25/46	258
511	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A(c)	0.46	11/19/36	255
697	Homebanc Mortgage Trust, Series 2005-4, Class A1(c)	0.52	10/25/35	422
1,497	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3	6.26	3/15/33	1,546
242	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8, Class A1A (a)	4.16	1/12/39	224
220	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	5.40	5/15/45	196
555	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CD11, Class A2	5.83	2/15/51	552
675	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2(c)	5.99	6/15/49	677
369	JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2	7.37	8/15/32	371
174	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2	5.88	7/25/36	160
122	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2	5.50	3/25/22	103
—	Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO	9.50	4/22/18	—
474	LB - UBS Commercial Mortgage Trust, Series 2000-C4, Class A2	7.37	8/15/26	484
1,573	LB - UBS Commercial Mortgage Trust, Series 2001-C2, Class A2	6.65	11/15/27	1,647
865	LB - UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	5.42	2/15/40	725
464	Lehman Mortgage Trust, Series 2005-2, Class 2A3	5.50	12/25/35	431
361	Master Alternative Loans Trust, Series 2004-4, Class 1A1	5.50	5/25/34	335
455	Morgan Stanley Capital I, Series 2006-IQ11, Class A2(c)	5.69	10/15/42	459
245	Morgan Stanley Capital I, Series 2007-HQ12, Class A2(c)	5.81	4/12/49	235
1,472	Prudential Mortgage Capital Funding LLC, Series 20041-ROCK, Class A2	6.61	5/10/34	1,542
448	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19X5, Class 1A1(c)	0.57	10/25/35	241
875	Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4	5.01	12/15/35	878
850	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4(c)	5.44	12/15/44	831
820	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4	5.86	10/15/48	719
800	Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A2(c)	5.92	6/15/49	784
543	WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A4(c)	4.91	8/25/35	466
366	WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A(c)	1.82	5/25/47	191
624	WaMu Mortgage Pass-Through Certificates, Series 2007-0A5, Class 1A(c)	1.80	6/25/47	281
489	Wells Fargo Mortgage Backed Securities, Series 2006-AR12, Class 2A1(c)	6.10	9/25/36	386

	Total Collateralized Mortgage Obligations			44,522

	Foreign Bonds — 2.01%
875	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	4/26/24	943

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Foreign Bonds (continued)
$380	Aid-Israel (Non U.S. Agency Bond Portfolio)	5.50	9/18/33	$406
2,100	Emirate of Abu Dhabi (Sovereign)(a)	5.50	8/2/12	2,234
25	EnCana Holdings Financial Corp. (Energy - Exploration & Production)	5.80	5/1/14	27
715	France Telecom (Telecommunications Services)	4.38	7/8/14	750
225	National Westminster Bank (Banking)	7.38	10/1/09	225
95	Nationwide Building Society (Banking)(a)	4.25	2/1/10	95
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio)	4.68	10/15/18	52
75	Resolution Funding Corp., STRIP (Non U.S. Agency Bond Portfolio)	4.71	7/15/18	53
275	Scottish Power PLC (Electric Utilities)	4.91	3/15/10	280
225	Telefonica Emisiones S.A.U. (Wireless Telecommunications Services)	6.42	6/20/16	253
150	Telefonica Europe BV (Wireless Telecommunications Services)	7.75	9/15/10	159
465	U.K. Treasury (Sovereign)	4.25	12/7/49	768
325	United Mexican States (Sovereign)	6.75	9/27/34	358
90	Vodafone Group PLC (Wireless Telecommunications Services)	5.00	9/15/15	95
290	Vodafone Group PLC (Wireless Telecommunications Services)	7.75	2/15/10	297

	Total Foreign Bonds			6,995

	Municipal Bonds — 0.79%
470	Chicago Illinois Metropolitan Water Reclamation District-Greater Chicago, GO	5.72	12/1/38	510
525	New York State Dormitory Authority State Personal Income Tax, RB	5.63	3/15/39	552
350	Port Authority of New York & New Jersey, RB, AMT (GO of Auth)	6.04	12/1/29	381
1,250	Texas State, GO	5.52	4/1/39	1,329

	Total Municipal Bonds			2,772

	U.S. Government Agency Mortgages — 30.72%
89	Fannie Mae STRIP, Series 317, Class 1, PO	3.18	12/1/31	78
5,100	Fannie Mae, 15 YR TBA	5.50	10/19/24	5,393
13,100	Fannie Mae, 30 YR TBA	4.50	11/15/37	13,223
8,400	Fannie Mae, 30 YR TBA	4.50	10/14/39	8,508
16,900	Fannie Mae, 30 YR TBA	5.00	10/14/39	17,455
4,400	Fannie Mae, 30 YR TBA	5.50	10/14/39	4,602
600	Fannie Mae, 30 YR TBA	6.50	11/12/39	639
16	Fannie Mae, Pool #124836	10.00	5/1/22	18
4	Fannie Mae, Pool #124911	10.00	3/1/16	4
5	Fannie Mae, Pool #190535	11.00	1/1/16	6
8	Fannie Mae, Pool #252259	5.50	2/1/14	8
26	Fannie Mae, Pool #303406	10.00	2/1/25	28
3	Fannie Mae, Pool #313033	10.00	7/1/17	3
6	Fannie Mae, Pool #313328	10.00	7/1/18	7
19	Fannie Mae, Pool #357776	5.50	4/1/20	20
2	Fannie Mae, Pool #359461	10.50	12/1/17	3
37	Fannie Mae, Pool #378141	10.00	4/1/19	42
21	Fannie Mae, Pool #397120	10.00	5/1/21	23
81	Fannie Mae, Pool #482513	5.50	1/1/14	86
2	Fannie Mae, Pool #50163	10.50	11/1/18	2
7	Fannie Mae, Pool #555494	5.50	5/1/18	7
172	Fannie Mae, Pool #555531	5.50	6/1/33	181
173	Fannie Mae, Pool #580515	5.50	4/1/16	185
52	Fannie Mae, Pool #610995	5.50	11/1/16	55
156	Fannie Mae, Pool #617271	5.50	1/1/17	167
12	Fannie Mae, Pool #666705	5.50	11/1/17	13
254	Fannie Mae, Pool #683287	5.50	2/1/18	272
285	Fannie Mae, Pool #688729	5.50	3/1/18	302
6,222	Fannie Mae, Pool #725228	6.00	3/1/34	6,621
1,470	Fannie Mae, Pool #725946	5.50	11/1/34	1,544
33	Fannie Mae, Pool #731076	5.50	7/1/18	35
37	Fannie Mae, Pool #735611	5.50	3/1/20	40
1,759	Fannie Mae, Pool #735912	5.50	10/1/35	1,848
548	Fannie Mae, Pool #745192	5.50	6/1/20	581
2,938	Fannie Mae, Pool #745209	5.50	9/1/19	3,148
1,878	Fannie Mae, Pool #745412	5.50	12/1/35	1,974
549	Fannie Mae, Pool #745809	5.50	6/1/20	582

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$1,548	Fannie Mae, Pool #819432(c)	4.59	3/1/35	$1,600
932	Fannie Mae, Pool #836428	5.50	10/1/35	978
1,374	Fannie Mae, Pool #838926	5.50	8/1/35	1,443
6,374	Fannie Mae, Pool #889273	5.50	4/1/38	6,677
1,425	Fannie Mae, Pool #889280	5.00	4/1/23	1,498
122	Fannie Mae, Pool #950829	6.00	11/1/37	129
871	Fannie Mae, Pool #959487	5.50	12/1/37	913
1,344	Fannie Mae, Pool #968080	5.50	2/1/38	1,408
1,663	Fannie Mae, Pool #970644	5.50	11/1/38	1,742
3,663	Fannie Mae, Pool #995024	5.50	8/1/37	3,849
3,272	Fannie Mae, Pool #995320	4.50	12/1/20	3,393
2,329	Fannie Mae, Pool #995960	5.00	12/1/23	2,456
1,200	Freddie Mac, 30 YR TBA	5.50	10/14/39	1,256
5	Freddie Mac, Gold Pool #C01104	8.00	12/1/30	6
15	Freddie Mac, Gold Pool #C41019	8.00	8/1/30	17
23	Freddie Mac, Gold Pool #C41513	8.00	8/1/30	26
5	Freddie Mac, Gold Pool #C41563	8.00	8/1/30	6
13	Freddie Mac, Gold Pool #C50601	8.00	4/1/31	15
24	Freddie Mac, Gold Pool #D11089	9.50	10/1/17	27
80	Freddie Mac, Gold Pool #E00627	5.50	2/1/14	84
81	Freddie Mac, Gold Pool #E01137	6.00	3/1/17	87
27	Freddie Mac, Gold Pool #E84261	6.00	7/1/16	29
6	Freddie Mac, Gold Pool #E89400	6.00	4/1/17	6
49	Freddie Mac, Gold Pool #E90895	6.00	7/1/17	52
78	Freddie Mac, Gold Pool #E91323	6.00	9/1/17	84
3	Freddie Mac, Gold Pool #G01135	8.00	9/1/30	3
2,388	Freddie Mac, Gold Pool #G03019	5.50	6/1/37	2,503
189	Freddie Mac, Gold Pool #M80813	4.00	4/1/10	193
34	Freddie Mac, Pool #170199	9.50	10/1/16	38
1	Freddie Mac, Pool #183455	12.00	12/1/10	1
1,462	Freddie Mac, Pool #1G2511(c)	5.39	5/1/36	1,531
1,224	Freddie Mac, Pool #1J1882(c)	5.63	10/1/38	1,290
2	Freddie Mac, Pool #360019	10.50	12/1/17	2
1	Freddie Mac, Pool #555285	10.00	4/1/16	1
2,341	Freddie Mac, Pool #G12868	5.00	11/1/22	2,463
600	Government National Mortgage Association, 30 YR TBA	5.50	10/21/39	630
1,400	Government National Mortgage Association, 30 YR TBA	5.50	10/21/39	1,469
100	Government National Mortgage Association, 30 YR TBA	6.00	10/18/37	106
5	Government National Mortgage Association, Pool #112784	12.00	2/15/14	5
—	Government National Mortgage Association, Pool #38484	11.00	3/15/10	—
1	Government National Mortgage Association, Pool #42444	11.00	9/15/10	1
2	Government National Mortgage Association, Pool #42710	11.00	9/15/10	2
1	Government National Mortgage Association, Pool #43080	11.00	8/15/10	1
—	Government National Mortgage Association, Pool #43285	11.00	8/15/10	—
5	Government National Mortgage Association, Pool #45290	11.00	12/15/10	5
8	Government National Mortgage Association, Pool #488233	6.00	4/15/29	9
4	Government National Mortgage Association, Pool #497630	6.00	2/15/29	4
7	Government National Mortgage Association, Pool #58625	12.00	11/15/12	7
155	Government National Mortgage Association, Pool #604791	5.50	11/15/33	164
10	Government National Mortgage Association, Pool #780315	9.50	12/15/17	11
6	Government National Mortgage Association, Pool #780384	11.00	12/15/17	6
26	Government National Mortgage Association, Pool #780554	10.00	5/15/19	29
5	Government National Mortgage Association, Pool #780609	9.50	9/15/22	6
774	Government National Mortgage Association, Pool #781594	6.50	1/15/33	837
5	Government National Mortgage Association, Pool #80094(c)	4.63	7/20/27	5
9	Government National Mortgage Association, Pool #80114(c)	4.63	9/20/27	9
18	Government National Mortgage Association, Pool #80123(c)	4.13	10/20/27	18
12	Government National Mortgage Association, Pool #80137(c)	4.13	11/20/27	12
3	Government National Mortgage Association, Pool #80145(c)	4.13	12/20/27	3
6	Government National Mortgage Association, Pool #80156(c)	4.38	1/20/28	6

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	U.S. Government Agency Mortgages (continued)
$16	Government National Mortgage Association, Pool #8585(c)	4.38	1/20/25	$17
43	Government National Mortgage Association, Pool #8595(c)	4.38	2/20/25	44
14	Government National Mortgage Association, Pool #8611(c)	4.38	3/20/25	14
22	Government National Mortgage Association, Pool #8621(c)	4.38	4/20/25	22
44	Government National Mortgage Association, Pool #8631(c)	4.38	5/20/25	46
14	Government National Mortgage Association, Pool #8644(c)	4.38	6/20/25	15
12	Government National Mortgage Association, Pool #8664(c)	4.63	7/20/25	12

	Total U.S. Government Agency Mortgages			107,024

	U.S. Government Agency Securities — 1.60%
3,375	Federal Home Loan Bank	5.38	5/15/19	3,701
1,485	Federal Home Loan Bank	5.63	6/13/16	1,499
243	Small Business Administration	4.50	2/10/14	250
111	Small Business Administration	4.52	2/10/13	114

	Total U.S. Government Agency Securities			5,564

	U.S. Treasury Obligations — 15.64%
3,450	U.S. Treasury Bond	3.50	2/15/39	3,125
2,725	U.S. Treasury Bond(d)	4.25	5/15/39	2,819
2,140	U.S. Treasury Bond	4.50	8/15/39	2,307
650	U.S. Treasury Bond	6.63	2/15/27	862
3,500	U.S. Treasury Note	1.00	9/30/11	3,503
10,850	U.S. Treasury Note(d)	2.63	7/31/14	11,031
2,460	U.S. Treasury Note	3.00	9/30/16	2,470
8,590	U.S. Treasury Note	3.13	5/15/19	8,453
19,470	U.S. Treasury Note	3.25	7/31/16	19,926

	Total U.S. Treasury Obligations			54,496

	Yankee Dollars — 5.04%
570	Cenovus Energy, Inc. (Oil & Gas)(a)	6.75	11/15/39	614
2,880	Danske Bank A/S (Banking)(a)	2.50	5/10/12	2,917
3,585	Dexia Credit Local (Banking)(a)	2.38	9/23/11	3,634
1,225	Japan Finance Corp. (Diversified Financial Services)	2.00	6/24/11	1,241
2,300	LeasePlan Corp. NV (Diversified Financial Services)(a)	3.00	5/7/12	2,343
3,935	Province of Ontario (Sovereign)	4.10	6/16/14	4,160
375	State of Qatar (Sovereign)(a)	6.55	4/9/19	418
675	Telefonica Emisiones SAU (Telecommunications Services)	4.95	1/15/15	716
1,475	Vodafone Group PLC (Telecommunications Services)	4.15	6/10/14	1,515

	Total Yankee Dollars			17,558

	Time Deposits — 13.14%
45,763	State Street Liquidity Management Control System Time Deposit	0.01	10/1/09	45,763

	Total Time Deposits			45,763

	Total Investments (cost $383,974) — 110.98%			386,596
	Liabilities in excess of other assets — (10.98)%			(38,258)

	Net Assets — 100.00%			$348,338

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Escrow security due to bankruptcy.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009. The maturity date represents actual maturity date.
(d)	All or part of this security has been pledged as collateral for futures contracts and options on futures held by the Portfolio.

AMT – Alternative Minimum Tax

GO – General Obligation

IO – Interest Only

MTN – Medium Term Note

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income II Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

PO – Principal Only

RB – Revenue Bond

STRIP – Separate Trading of Registered Interest and Principal of Securities

TBA – Security is subject to delayed delivery

Futures

Number of Contracts	Futures Contracts Positions	Value (000)	Expiration	Unrealized Appreciation/ (Depreciation) (000)
(10)	90Day Euro$ Future	$(2,476)	Jun-10	$(56)
41	U.S. Treasury 2 Year Note	8,896	Dec-09	(11)
76	U.S. Treasury 5 Year Note	8,823	Dec-09	(49)
71	U.S. Treasury 10 Year Note	8,401	Dec-09	80
76	U.S. Treasury Bond Future	9,225	Dec-09	199

				$163

Currency Contracts

Contract Amount (Local Currency)	Currency	Settlement Date	Settlement Value (000)	Value on 9/30/09 (000)	Unrealized Appreciation/ (Depreciation) (000)
	Currencies Sold
861,500	British Sterling Pound	10/28/09	$1,408	$1,376	$32

	Total Currencies Sold		$1,408	$1,376	$32

	Net Unrealized Appreciation/(Depreciation)				$32

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds — 86.04%
$1,245	ACCO Brands Corp. (Office Equipment) Callable 9/15/12 @ 105.31(a)	10.63	3/15/15	$1,301
555	Affinia Group, Inc. (Auto Parts) Callable 8/15/12 @ 108.06(a)	10.75	8/15/16	597
525	Affinion Group, Inc. (Commercial Services) Callable 10/15/09 @ 105.06(a)	10.13	10/15/13	539
295	Affinion Group, Inc. (Commercial Services) Callable 10/15/09 @ 105.06	10.13	10/15/13	303
1,545	American General Finance Corp., Series H, MTN (Diversified Financial Services)	4.63	9/1/10	1,416
1,745	American General Finance Corp., Series H, MTN (Diversified Financial Services)	5.38	10/1/12	1,349
1,075	American General Finance Corp., Series I, MTN (Diversified Financial Services)	5.40	12/1/15	754
3,300	American General Finance Corp., Series J, MTN (Diversified Financial Services)	6.90	12/15/17	2,308
2,900	American General Finance Corp., MTN (Diversified Financial Services)	5.75	9/15/16	2,013
2,195	American International Group, Inc. (Insurance) Callable 5/15/38 @ 100.00	8.18	5/15/58	1,317
1,635	Ameristar Casinos, Inc. (Hotels, Restaurants & Leisure) Callable 12/1/11 @ 104.63(a)	9.25	6/1/14	1,696
1,595	Amkor Technologies, Inc. (Electronics)	9.25	6/1/16	1,643
487	AMR Real Estate Finance (Diversified Financial Services) Callable 10/26/09 @ 102.03	8.13	6/1/12	483
1,500	Apria Healthcare Group, Inc. (Health Services) Callable 11/1/11 @ 105.62(a)	11.25	11/1/14	1,613
885	Arch Coal, Inc. (Coal) Callable 8/1/13 @ 104.38(a)	8.75	8/1/16	912
3,520	Ashland, Inc. (Chemicals) Callable 6/1/13 @ 104.56(a)	9.13	6/1/17	3,766
1,965	Atlas Energy Resources LLC (Oil Comp-Exploration) Callable 2/1/13 @ 105.38(a)	10.75	2/1/18	2,039
1,725	Atlas Pipeline Partners LP (Pipelines) Callable 6/15/13 @ 104.38	8.75	6/15/18	1,380
100	Avago Technologies Finance Private Ltd. (Electronics - Semiconductors) Callable 11/9/09 @ 101.00(b)	5.86	6/1/13	98
910	Axcan Intermediate Holdings, Inc. (Health Services) Callable 3/1/11 @ 106.94	9.25	3/1/15	960
1,365	Ball Corp. (Packaging)	6.88	12/15/12	1,375
3,560	Bank of America Corp. (Banking) Callable 1/30/18 @ 100.00	8.13	12/31/49	3,165
1,500	Bill Barrett Corp. (Oil & Gas) Callable 7/15/13 @ 104.94	9.88	7/15/16	1,579
2,525	Biomet, Inc. (Medical Products) Callable 10/15/12 @ 105.00	10.00	10/15/17	2,689
285	Bombardier, Inc. (Aerospace/Defense)(a)	6.30	5/1/14	275
400	Bombardier, Inc. (Aerospace/Defense)(a)	8.00	11/15/14	410
395	Bristow Group, Inc. (Transportation ex Air/Rail) Callable 9/15/12 @ 103.75	7.50	9/15/17	375
885	Cablevision Systems Corp. (Media) (a)	8.63	9/15/17	914
1,405	Calpine Construction Finance Co. LP (Electric - Integrated) Callable 6/1/13 @ 104.00(a)	8.00	6/1/16	1,440
150	Case Corp. (Machinery & Equipment)	7.25	1/15/16	144
325	Case New Holland, Inc. (Machinery)(a)	7.75	9/1/13	323
580	Casella Waste Systems, Inc. (Commercial Services) Callable 7/15/12 @ 105.50(a)	11.00	7/15/14	609
695	Centex Corp. (Building & Construction)	6.50	5/1/16	705
455	Chart Industries, Inc. (Machinery & Equipment) Callable 10/15/10 @ 104.56	9.13	10/15/15	455
1,190	Chesapeake Energy Corp. (Oil Comp-Exploration)	7.63	7/15/13	1,183
695	Chesapeake Energy Corp. (Oil Comp-Exploration)	9.50	2/15/15	732
1,000	CII Carbon LLC (Metals) Callable 11/15/11 @ 105.56(a)	11.13	11/15/15	960
1,505	Cincinnati Bell, Inc. (Telecommunications) Callable 10/15/13 @ 104.13	8.25	10/15/17	1,483
3,580	Citigroup Capital XXI (Diversified Financial Services) Callable 12/21/37 @ 100.00	8.30	12/21/57	3,182
1,500	Commercial Barge Line Co. (Transportation Services) Callable 7/15/13 @ 106.25(a)	12.50	7/15/17	1,560
6,740	Community Health Systems, Inc. (Health Services) Callable 7/15/11 @ 104.44	8.88	7/15/15	6,909
840	Compass Minerals International, Inc. (Metals & Mining) Callable 6/1/14 @ 104.00(a)	8.00	6/1/19	849
1,640	Concho Resources, Inc. (Oil Comp-Exploration) Callable 10/1/13 @ 104.31	8.63	10/1/17	1,681
1,225	Constellation Brands, Inc. (Beverages)	8.38	12/15/14	1,277
715	Continental Resources, Inc. (Oil Comp-Exploration) Callable 10/1/14 @ 104.13(a)	8.25	10/1/19	735
665	Copano Energy LLC (Oil & Gas) Callable 6/1/13 @ 103.88	7.75	6/1/18	632
665	Copano Energy LLC (Oil & Gas) Callable 3/1/11 @ 104.06	8.13	3/1/16	648
500	CPM Holdings, Inc. (Machinery) Callable 9/1/12 @ 105.31(a)	10.63	9/1/14	516
2,830	Cricket Communications, Inc. (Telecom - Integrated/Svcs) Callable 5/15/12 @ 105.81(a)	7.75	5/15/16	2,872
470	Cricket Communications, Inc. (Telecom - Integrated/Svcs) Callable 7/15/12 @ 105.00	10.00	7/15/15	483
375	Crown Americas LLC (Containers & Packaging) Callable 11/15/10 @ 103.88	7.75	11/15/15	382
810	Crown Americas LLC/Crown Americas Capital Corp. II (Containers & Packaging) Callable 5/15/13 @ 103.81(a)	7.63	5/15/17	818
660	Crown Castle Holdings GS V LLC (Wireless Telecommunications Services) Callable 5/1/13 @ 103.88(a)	7.75	5/1/17	683
500	Crown Castle International Corp. (Wire & Cable Products) Callable 1/15/13 @ 105.62	9.00	1/15/15	524
1,590	Crum & Forster Holding Corp. (P&C - Insurance) Callable 5/1/12 @ 103.88	7.75	5/1/17	1,463
455	CSC Holdings, Inc. (Media - Cable)	7.63	7/15/18	462
578	Del Monte Corp. (Food) Callable 11/9/09 @ 102.88	8.63	12/15/12	594
2,530	Delta Air Lines, Inc. (Airlines) Callable 9/15/11 @ 107.12(a)	9.50	9/15/14	2,530
3,575	Delta Air Lines, Inc. (Airlines) Callable 3/15/12 @ 108.81(a)	12.25	3/15/15	3,334
2,835	DigitalGlobe, Inc. (Satellite Telecommunications) Callable 5/1/12 @ 105.25(a)	10.50	5/1/14	3,005
1,050	Dole Foods Co. (Food) Callable 10/1/13 @ 104.00(a)	8.00	10/1/16	1,054
295	Dollar General Corp. (Retail) Callable 7/15/11 @ 105.31	10.63	7/15/15	326

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$505	DynCorp International LLC (Electric - Generation) Callable 11/9/09 @ 104.75	9.50	2/15/13	$515
2,130	Dynegy Holdings, Inc. (Electric - Generation)	7.50	6/1/15	1,970
2,757	Dynegy Holdings, Inc. (Electric - Generation)	7.75	6/1/19	2,350
140	Edison Mission Energy (Electric - Generation)	7.50	6/15/13	131
1,095	El Paso Corp. (Oilfield Services & Equipment)	7.00	6/15/17	1,073
2,410	El Paso Corp., MTN (Oilfield Services & Equipment)	8.25	2/15/16	2,470
250	El Paso Natural Gas Co. (Oilfield Services & Equipment)	7.25	6/1/18	246
135	El Paso Natural Gas Co. (Oilfield Services & Equipment)	8.63	1/15/22	164
1,200	Elan Corp. PLC (Pharmaceuticals) Callable 10/15/12 @ 108.75(a)	8.75	10/15/16	1,182
290	Elan Finance PLC /Elan Finance Corp. (Pharmaceuticals) Callable 12/1/10 @ 104.44	8.88	12/1/13	292
765	Encore Acquisition Co. (Oil Comp-Exploration) Callable 5/1/13 @ 104.75	9.50	5/1/16	807
5,160	Energy Future Holdings Corp. (Electric - Integrated) Callable 11/1/12 @ 105.44	10.88	11/1/17	3,896
1,670	Energy Future Holdings Corp., Series P (Electric - Integrated)	5.55	11/15/14	1,140
280	Enterprise Products Operation (Oil & Gas) Callable 1/15/18 @ 100.00	7.03	1/15/68	245
580	Expedia, Inc. (Internet Services) Callable 7/1/12 @ 104.25(a)	8.50	7/1/16	612
1,220	FelCor Lodging Trust, Inc. (Hotels)(a)	10.00	10/1/14	1,180
575	Ferrellgas Partners LP (Retail) Callable 10/1/13 @ 104.56(a)	9.13	10/1/17	592
995	FireKeepers Development Authority (Special Purpose) Callable 5/1/12 @ 110.50(a)	13.88	5/1/15	1,057
2,370	FMG Finance Property Ltd. (Metals/Mining ex Steel)(a)	10.63	9/1/16	2,625
882	Ford Motor Co. (Automobile Production)(b)	3.49	12/15/13	782
450	Ford Motor Credit Co. (Auto Loans)	7.00	10/1/13	422
915	Ford Motor Credit Co. (Auto Loans)	7.25	10/25/11	889
2,000	Ford Motor Credit Co. (Auto Loans)	7.50	8/1/12	1,920
900	Ford Motor Credit Co. (Auto Loans)	7.80	6/1/12	870
5,100	Ford Motor Credit Co. (Auto Loans)	8.70	10/1/14	4,996
940	Forest Oil Corp. (Oil Comp-Exploration) Callable 6/15/12 @ 103.63	7.25	6/15/19	879
755	Forest Oil Corp. (Oil Comp-Exploration)(a)	8.50	2/15/14	761
625	Freeport-McMoRan C & G (Metals/Mining ex Steel)(b)	5.00	4/1/15	626
695	Fresenius US Finance II, Inc. (Special Purpose)(a)	9.00	7/15/15	758
130	Frontier Oil Corp. (Oil Refining & Marketing) Callable 9/15/12 @ 104.25	8.50	9/15/16	133
1,150	Gannet Co., Inc. (Media)(a)	8.75	11/15/14	1,124
2,450	Gannet Co., Inc. (Media) Callable 11/15/13 @ 104.69(a)	9.38	11/15/17	2,383
485	General Cable Corp. (Building Materials) Callable 10/20/09 @ 102.00(b)	2.97	4/1/15	426
85	General Cable Corp. (Building Materials) Callable 4/1/12 @ 103.56	7.13	4/1/17	83
1,970	GeoEye, Inc. (Telecommunications Services) Callable 10/1/13 @ 104.81(a)	9.63	10/1/15	1,995
1,070	Georgia-Pacific LLC (Paper & Related Products)	8.13	5/15/11	1,110
1,375	Georgia-Pacific LLC (Paper & Related Products)	9.50	12/1/11	1,464
800	Graphic Packaging International (Containers & Packaging) Callable 11/9/09 @ 103.17	9.50	8/15/13	824
555	Graphic Packaging International (Containers & Packaging) Callable 6/15/13 @ 104.75(a)	9.50	6/15/17	590
790	Greif, Inc. (Metals - Diversified) (a)	7.75	8/1/19	814
585	Harrah’s Operating Co., Inc. (Casinos/Gaming) Callable 6/1/13 @ 105.62(a)	11.25	6/1/17	591
1,325	Harrah’s Operating Escrow LLC (Casinos/Gaming) Callable 6/1/13 @ 105.62(a)	11.25	6/1/17	1,361
1,445	Hartford Financial Services Group (Insurance) Callable 6/15/18 @ 100.00(b)	8.13	6/15/38	1,286
2,600	HCA, Inc. (Health Care) Callable 8/15/14 @ 103.94(a)	7.88	2/15/20	2,610
1,050	HCA, Inc. (Health Care) Callable 4/15/14 @ 104.25(a)	8.50	4/15/19	1,097
4,225	HCA, Inc. (Health Care) Callable 11/15/11 @ 104.63	9.25	11/15/16	4,368
1,150	HCA, Inc. (Health Care) Callable 2/15/13 @ 104.94(a)	9.88	2/15/17	1,219
1,545	Health Management Associates, Inc.(Health Care)	6.13	4/15/16	1,437
4,925	Hertz Corp. (Support - Services) Callable 1/1/10 @ 104.44	8.88	1/1/14	4,974
1,150	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 11/9/09 @ 102.38	7.13	11/1/13	1,136
405	Host Hotels & Resorts LP (Real Estate Investment Trusts) Callable 5/15/13 @ 104.50(a)	9.00	5/15/17	429
890	Host Marriott LP, Series Q (Hotels)	6.75	6/1/16	846
735	Hughes Network Systems LLC/HNS Finance Corp.(Telecommunications Services) Callable 4/15/10 @ 104.75	9.50	4/15/14	739
690	Huntsman International LLC (Chemicals) (a)	5.50	6/30/16	587
2,915	Icahn Enterprises LP (Financial Services) Callable 10/26/09 @ 103.56	7.13	2/15/13	2,806
710	Inergy LP/Inergy Finance (Gas - Distribution) Callable 3/1/13 @ 104.38(a)	8.75	3/1/15	730
2,165	Inmarsat Finance II PLC (Satellite Telecommunications) Callable 11/9/09 @ 105.19	10.38	11/15/12	2,241
130	Inmarsat Finance PLC (Satellite Telecommunications) Callable 11/9/09 @ 102.54	7.63	6/30/12	130
385	Intelsat Corp. (Satellite Telecommunications) Callable 11/9/09 @ 104.63	9.25	8/15/14	395
1,870	Intelsat Subsidiary Holding Co. Ltd. (Satellite Telecommunications) Callable 11/9/09 @ 104.25	8.50	1/15/13	1,893
985	Intelsat Subsidiary Holding Co. Ltd., Series B (Satellite Telecommunications) Callable 1/15/10 @ 104.44(a)	8.88	1/15/15	997
2,145	Inverness Medical Innovation, Inc. (Health Care Equipment & Supplies) Callable 2/1/13 @ 103.94	7.88	2/1/16	2,070

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$6	Ion Media Networks, Inc. (Media)(c)	11.00	7/31/13	$—
1	Ion Media Networks, Inc. (Media)	11.00	7/31/13	—
970	Jabil Circuit, Inc. (Electronics)	7.75	7/15/16	985
750	Jabil Circuit, Inc. (Electronics)	8.25	3/15/18	761
865	KB Home (Homebuilding / Development)	9.10	9/15/17	930
1,050	Kinder Morgan Finance Co. (Oil & Gas)	5.70	1/5/16	1,000
1,230	Lamar Media Corp. (Media)	9.75	4/1/14	1,332
650	Leucadia National Corp. (Diversified Capital Goods) Callable 3/15/12 @ 103.56	7.13	3/15/17	624
4,560	Leucadia National Corp. (Diversified Capital Goods)	8.13	9/15/15	4,651
3,520	Level 3 Financing, Inc. (Telecommunications Services) Callable 11/9/09 @ 102.00(b)	4.60	2/15/15	2,517
6,010	Level 3 Financing, Inc. (Telecommunications Services) Callable 2/15/12 @ 104.38	8.75	2/15/17	4,988
460	Level 3 Financing, Inc. (Telecommunications Services)	12.25	3/15/13	465
485	Levi Strauss & Co. (Apparel Manufacturers) Callable 1/15/10 @ 104.88	9.75	1/15/15	504
280	Lincoln National Corp. (Insurance) Callable 4/20/17 @ 100.00	6.05	4/20/67	189
675	Lincoln National Corp. (Insurance) Callable 5/17/16 @ 100.00	7.00	5/17/66	483
845	Linn Energy LLC (Oil Comp-Exploration) Callable 7/1/13 @ 104.94	9.88	7/1/18	858
320	Local Insight Regatta Holdings, Inc. (Publishing & Printing) Callable 12/1/12 @ 105.50(d)	11.00	12/1/17	160
440	Macy’s Retail Holdings, Inc. (Retail)	5.35	3/15/12	428
1,230	Macy’s Retail Holdings, Inc. (Retail)	5.75	7/15/14	1,156
245	Macy’s Retail Holdings, Inc. (Retail)	5.88	1/15/13	238
1,540	Macy’s Retail Holdings, Inc. (Retail)	5.90	12/1/16	1,411
2,000	Macy’s Retail Holdings, Inc. (Retail)	8.88	7/15/15	2,086
460	Mariner Energy, Inc. (Energy - Exploration & Production) Callable 5/15/12 @ 104.00	8.00	5/15/17	421
285	MarkWest Energy Partners LP, Series B (Gas - Distribution) Callable 7/15/11 @ 104.25	8.50	7/15/16	282
2,130	MarkWest Energy Partners LP, Series B (Gas - Distribution) Callable 4/15/13 @ 104.38	8.75	4/15/18	2,119
2,730	Mediacom Broadband LLC/CRP (Media - Cable)	8.50	10/15/15	2,757
2,850	Mediacom LLC/Cap Corp. (Media - Cable) Callable 8/15/14 @ 104.56(a)	9.13	8/15/19	2,928
525	MetroPCS Wireless, Inc. (Telecommunications Services) Callable 11/1/10 @ 104.63	9.25	11/1/14	537
1,060	MetroPCS Wireless, Inc. (Telecommunications Services) Callable 11/1/10 @ 104.63	9.25	11/1/14	1,084
1,115	MGM Mirage, Inc. (Casino & Gambling)(a)	10.38	5/15/14	1,190
1,135	MGM Mirage, Inc. (Casino & Gambling) Callable 5/15/13 @ 105.56(a)	11.13	11/15/17	1,240
1,715	Mirant Americas Generation, Inc. (Electric - Integrated)	8.30	5/1/11	1,745
447	Mirant Mid-Atlantic LLC, Series B (Electric - Integrated)	9.13	6/30/17	452
560	Mirant Mid-Atlantic LLC, Series C (Electric - Integrated)	10.06	12/30/28	571
725	Mirant North America LLC (Electric - Integrated) Callable 12/31/09 @ 103.69	7.38	12/31/13	721
1,770	Mohawk Industries, Inc. (Household Durables)(b)	6.88	1/15/16	1,761
1,190	MTR Gaming Group, Inc. (Hotel/Gaming) Callable 7/15/11 @ 106.31(a)	12.63	7/15/14	1,160
765	Nalco Co. (Chemicals)(a)	8.25	5/15/17	803
2,710	NewPage Corp. (Paper & Related Products) Callable 3/31/12 @ 105.00(a)	11.38	12/31/14	2,663
455	Nextel Communications, Inc., Series D (Telecommunications) Callable 10/20/09 @ 101.84	7.38	8/1/15	408
475	Nextel Communications, Inc., Series E (Telecommunications) Callable 11/9/09 @ 101.72	6.88	10/31/13	441
8,095	NRG Energy, Inc. (Electric - Generation)	7.38	2/1/16	7,831
1,390	NRG Energy, Inc. (Electric - Generation)	7.38	1/15/17	1,345
955	NRG Energy, Inc. (Electric - Generation) Callable 6/15/14 @ 104.25	8.50	6/15/19	956
1,105	NTL Cable PLC (Media - Cable)	8.75	4/15/14	1,127
165	Omega Health Care Investors (Health Services) Callable 11/9/09 @ 103.50	7.00	4/1/14	160
860	Omega Health Care Investors (Health Services)	7.00	1/15/16	813
255	Omnicare, Inc. (Health Care Providers & Services) Callable 11/9/09 @ 102.04	6.13	6/1/13	245
300	Omnicare, Inc. (Health Care Providers & Services) Callable 12/15/09 @ 103.38	6.75	12/15/13	290
375	Orion Power Holdings, Inc. (Electric - Generation)	12.00	5/1/10	388
1,020	Owens Corning (Building Materials)	9.00	6/15/19	1,096
55	Owens-Brockway Glass Container, Inc. (Packaging)	8.25	5/15/13	56
1,090	Paetec Holding Corp. (Telecommunications) Callable 6/30/13 @ 104.44(a)	8.88	6/30/17	1,085
900	Peabody Energy Corp. (Coal)	7.38	11/1/16	909
300	Penn National Gaming, Inc. (Gaming) Callable 3/1/10 @ 103.38	6.75	3/1/15	287
800	Penn National Gaming, Inc. (Gaming) Callable 8/15/14 @ 104.38(a)	8.75	8/15/19	802
1,000	Penn Virginia Corp. (Oil & Gas) Callable 6/15/13 @ 105.19	10.38	6/15/16	1,080
950	Petrohawk Energy Corp. (Energy - Exploration & Production) Callable 6/1/12 @ 103.94	7.88	6/1/15	936
955	Petrohawk Energy Corp. (Energy - Exploration & Production)	9.13	7/15/13	981
785	Pioneer Natural Resources Co. (Oil Comp-Exploration)	6.65	3/15/17	747
500	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 103.81	7.63	6/1/18	490
585	Plains Exploration & Production Co. (Oil, Gas & Consumable Fuels) Callable 10/15/14 @ 104.81	8.63	10/15/19	592
545	Plastipak Holdings, Inc. (Containers & Packaging) Callable 8/15/14 @ 105.31(a)	10.63	8/15/19	578

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$235	Pulte Homes, Inc. (Building & Construction)	5.25	1/15/14	$228
3,320	QVC, Inc. (Retail) Callable 10/1/14 @ 103.75(a)	7.50	10/1/19	3,324
2,505	Qwest Communications International (Telecom - Integrated/Svcs)	7.25	2/15/11	2,539
3,110	Qwest Communications International (Telecom - Integrated/Svcs) Callable 10/1/12 @ 104.00(a)	8.00	10/1/15	3,106
2,165	RailAmerica, Inc. (Transportation & Shipping) Callable 7/1/13 @ 104.63(a)	9.25	7/1/17	2,268
610	Rainbow National Services LLC (Media) Callable 11/9/09 @ 102.19(a)	8.75	9/1/12	622
225	Rainbow National Services LLC (Media) Callable 11/9/09 @ 105.19(a)	10.38	9/1/14	237
600	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/1/13 @ 103.63	7.25	5/1/18	588
280	Range Resources Corp. (Oil, Gas & Consumable Fuels) Callable 5/15/11 @ 103.75	7.50	5/15/16	280
840	Regency Energy Partners LP (Pipelines) Callable 6/1/13 @ 104.69(a)	9.38	6/1/16	874
370	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63	9.25	3/15/16	396
300	Rock-Tenn Co. (Containers & Packaging) Callable 3/15/12 @ 104.63(a)	9.25	3/15/16	321
1,800	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	11.88	7/15/15	2,025
1,679	RRI Energy, Inc. (Energy - Exploration & Production) Callable 12/15/09 @ 103.38	6.75	12/15/14	1,725
765	RSC Equipment Rental, Inc. (Commercial Services) Callable 7/15/13 @ 105.00(a)	10.00	7/15/17	822
200	Sabine Pass LNG LP (Gas - Distribution)	7.25	11/30/13	179
500	Sabine Pass LNG LP (Gas - Distribution)	7.50	11/30/16	427
2,695	SandRidge Energy, Inc. (Oil, Gas & Consumable Fuels) Callable 6/1/13 @ 104.00(a)	8.00	6/1/18	2,594
510	SBA Telecommunications, Inc. (Wireless Telecommunications Services) Callable 8/15/12 @ 106.00(a)	8.00	8/15/16	522
440	SBA Telecommunications, Inc. (Wireless Telecommunications Services) Callable 8/15/14 @ 104.13(a)	8.25	8/15/19	453
405	Scientific Games Corp. (Casinos/Gaming) Callable 6/15/12 @ 103.94(a)	7.88	6/15/16	400
1,330	Scientific Games International, Inc. (Casinos/Gaming) Callable 6/15/14 @ 104.63(a)	9.25	6/15/19	1,383
670	Silgan Holdings, Inc. (Containers & Packaging) Callable 11/9/09 @ 103.38	6.75	11/15/13	665
845	Sirius XM Radio, Inc. (Media) Callable 9/1/12 @ 104.88(a)	9.75	9/1/15	862
1,142	Sithe/ Independence Funding Corp., Series A (Electric - Generation)	9.00	12/30/13	1,153
1,045	SLM Corp. (Consumer Finance)	5.13	8/27/12	894
1,255	Speedway Motorsports, Inc. (Entertainment) Callable 6/1/13 @ 104.38(a)	8.75	6/1/16	1,305
525	Spirit Aerosystems, Inc. (Aerospace/Defense) Callable 10/1/13 @ 103.75(a)	7.50	10/1/17	522
625	Sprint Capital Corp. (Telecommunications)	6.90	5/1/19	559
1,160	Sprint Capital Corp. (Telecommunications)	7.63	1/30/11	1,188
845	Sprint Capital Corp. (Telecommunications)	8.38	3/15/12	872
1,810	Sprint Capital Corp. (Telecommunications)	8.75	3/15/32	1,710
1,700	Sprint Nextel Corp. (Telecom - Integrated/Svcs)	6.00	12/1/16	1,517
1,100	Sprint Nextel Corp. (Telecom - Integrated/Svcs)	8.38	8/15/17	1,095
480	Starwood Hotels & Resorts Worldwide, Inc. (Hotels)	7.88	10/15/14	503
1,915	Stater Brothers Holdings (Food & Staples Retailing) Callable 4/15/11 @ 103.88	7.75	4/15/15	1,858
1,580	Steel Dynamics, Inc. (Steel) Callable 4/15/12 @ 103.88(a)(b)	8.25	4/15/16	1,588
2,355	Sungard Data Systems, Inc. (Computer Services) Callable 11/9/09 @ 104.56	9.13	8/15/13	2,379
1,555	SUPERVALU, Inc. (Food - Retail)	8.00	5/1/16	1,609
1,145	Targa Resources Partners LP (Pipelines) Callable 7/1/12 @ 104.13	8.25	7/1/16	1,085
1,115	Telecordia Technologies (Telecom - Integrated/Svcs) Callable 11/9/09 @ 101.00(a)(b)	4.26	7/15/12	962
1,750	Tenet Healthcare Corp. (Health Services) Callable 7/1/14 @ 104.44(a)	8.88	7/1/19	1,846
265	Tennessee Gas Pipeline Co. (Pipelines)	8.00	2/1/16	301
195	Terex Corp. (Machinery) Callable 11/15/12 @ 104.00	8.00	11/15/17	179
1,430	Terex Corp. (Machinery) Callable 6/1/13 @ 105.44	10.88	6/1/16	1,559
1,110	Tesoro Corp. (Oil Refining & Marketing) Callable 11/1/10 @ 103.31	6.63	11/1/15	1,027
530	Tesoro Corp. (Oil Refining & Marketing) Callable 6/1/14 @ 104.88	9.75	6/1/19	551
645	Texas Competitive Electric Holdings Co. LLC, Series B (Electric - Integrated) Callable 11/1/11 @ 105.13	10.25	11/1/15	464
730	Texas Industries, Inc. (Building Products) Callable 11/9/09 @ 103.63	7.25	7/15/13	701
1,105	Texas Industries, Inc. (Building Products) Callable 11/9/09 @ 103.63	7.25	7/15/13	1,061
300	The AES Corp. (Electric Utilities)	7.75	3/1/14	302
95	The AES Corp. (Electric Utilities)	7.75	10/15/15	95
1,960	The AES Corp. (Electric Utilities)	8.00	10/15/17	1,972
1,610	The AES Corp. (Electric Utilities)(a)	9.75	4/15/16	1,755
1,965	The Goodyear Tire & Rubber Co. (Auto Parts) Callable 5/15/12 @ 107.88	10.50	5/15/16	2,132
840	The Interpublic Group of Cos., Inc. (Advertising) Callable 7/15/13 @ 105.00(a)	10.00	7/15/17	907
1,750	Toys “R” Us Property Co., Inc. (Retail) Callable 7/15/13 @ 105.38(a)	10.75	7/15/17	1,881
1,730	Tyson Foods, Inc. (Food)	10.50	3/1/14	1,959
2,655	United Rentals North America, Inc. (Commercial Services & Supplies)	6.50	2/15/12	2,662
625	United Rentals North America, Inc. (Commercial Services & Supplies) Callable 6/15/13 @ 105.44(a)	10.88	6/15/16	669
120	Universal Hospital Services, Inc. (Health Services) Callable 11/9/09 @ 102.00(b)	4.64	6/1/15	102
2,715	Universal Hospital Services, Inc. (Health Services) Callable 6/1/11 @ 104.25	8.50	6/1/15	2,661

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Corporate Bonds (continued)
$1,125	US Oncology, Inc. (Health Care Providers & Services) Callable 8/15/13 @ 104.56(a)	9.13	8/15/17	$1,184
465	USG Corp. (Building Products) (b)	7.75	1/15/18	449
1,010	USG Corp. (Building Products) (a)	9.75	8/1/14	1,055
600	Valeant Pharmaceuticals International (Pharmaceuticals) Callable 6/15/12 @ 104.19(a)	8.38	6/15/16	609
355	Ventas Realty LP/Ventas Capital Corp., Series 1 (Real Estate Investment Trusts) Callable 6/1/11 @ 103.25	6.50	6/1/16	344
775	Verso Paper Holdings LLC (Paper & Related Products) Callable 1/1/12 @ 105.00(a)	11.50	7/1/14	794
1,765	Virgin Media Finance PLC (Telecom - Integrated/Svcs) Callable 8/15/11 @ 104.56	9.13	8/15/16	1,814
1,245	West Corp. (Telecommunications Services) Callable 10/15/10 @ 104.75	9.50	10/15/14	1,220
615	Western Refining, Inc. (Oil & Gas) Callable 12/15/11 @ 105.00(a)(b)	10.75	6/15/14	584
3,475	Western Refining, Inc. (Oil & Gas) Callable 6/15/13 @ 105.62(a)	11.25	6/15/17	3,284
2,850	Wind Acquisition Financial (Telecom - Integrated/Svcs) Callable 12/1/10 @ 105.38(a)	10.75	12/1/15	3,135
860	Windstream Corp. (Telecom - Integrated/Svcs)	8.63	8/1/16	879
1,960	Wynn Las Vegas (Gaming) Callable 12/1/09 @ 103.31	6.63	12/1/14	1,891

	Total Corporate Bonds			323,670

	Convertible Corporate Bonds — 0.39%
1,645	AmeriCredit Corp. (Diversified Financial Services)	0.75	9/15/11	1,437
35	Western Refining, Inc. (Oil & Gas)	5.75	6/15/14	32

	Total Convertible Corporate Bonds			1,469

	Foreign Bonds — 2.19%
1,020	CIE General de Geophysique (Oil Equipment)	7.50	5/15/15	1,015
290	CIE General de Geophysique (Oil Equipment)	7.75	5/15/17	288
1,815	CIE General de Geophysique (Oil Equipment) Callable 5/15/13 @ 104.75(a)	9.50	5/15/16	1,919
311	Flextronics International Ltd. (Electronics)	6.50	5/15/13	303
3,260	Kabel Deutschland GmbH (Media - Cable)	10.63	7/1/14	3,431
1,305	Quebecor Media, Inc. (Media)	7.75	3/15/16	1,292

	Total Foreign Bonds			8,248

	Yankee Dollars — 5.22%
280	Elan Finance PLC/Elan Finance Corp. (Medical Products) Callable 11/9/09 @ 103.88	7.75	11/15/11	285
620	Fairfax Financial Holdings Ltd. (Insurance)	7.38	4/15/18	591
1,990	Global Crossing Ltd. (Telecommunications Services) Callable 9/15/12 @ 106.00(a)	12.00	9/15/15	2,089
700	Quebecor Media, Inc. (Media) Callable 3/15/11 @ 103.88	7.75	3/15/16	693
2,700	Royal Bank of Scotland Group PLC (Diversified Financial Services) Callable 9/29/17 @ 100.00(b)	7.64	3/31/49	1,323
120	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	6.88	12/1/13	112
125	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	7.00	6/15/13	119
190	Royal Caribbean Cruises Ltd. (Transportation & Shipping)	8.75	2/2/11	194
165	Seagate Technology International Ltd. (Computer Hardware) Callable 5/1/13 @ 105.00(a)	10.00	5/1/14	180
230	Teck Cominco Ltd. (Diversified Minerals)	6.13	10/1/35	196
5,690	Teck Resources Ltd. (Diversified Minerals) Callable 5/15/14 @ 105.38	10.75	5/15/19	6,615
900	UPC Holding BV (Media) Callable 4/15/14 @ 104.94(a)	9.88	4/15/18	945
600	Videotron (Media) Callable 4/15/13 @ 104.56	9.13	4/15/18	650
1,525	Virgin Media Finance PLC, Series 1 (Telecommunications) Callable 8/15/13 @ 104.75	9.50	8/15/16	1,605
3,590	Wind Acquisition Finance SA (Telecommunications Services) Callable 7/15/13 @ 105.88(a)	11.75	7/15/17	4,048

	Total Yankee Dollars			19,645

	Common/Preferred Stocks and Rights — 0.01%
51,170	Adelphia restructure Rights to Time Warner Cable, Inc., Class - A Stock (Media)(e)			51
2	Ion Media Networks, Inc. (Media)			—
3	Ion Media Networks, Inc. (Media)			—

	Total Common/Preferred Stocks and Rights			51

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Fixed Income Opportunity Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Time Deposits — 6.16%
$23,162	State Street Liquidity Management Control System Time Deposit	0.01	10/1/09	$23,162

	Total Time Deposits			23,162

	Total Investments (cost $353,421) — 100.01%			376,245
	Liabilities in excess of other assets — (0.01)%			(39)

	Net Assets — 100.00%			$376,206

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009. The maturity date represents actual maturity date.
(c)	Escrow security due to bankruptcy.
(d)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been deemed illiquid by the Specialist Manager and represents 0.04% of the Portfolio’s net assets.
(e)	As part of the corporate restructure of Adelphia, holders of Adelphia bonds received the right to receive shares of Time Warner, Inc., Class A Stock.

MTN — Medium Term Note

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 97.31%
	Alabama — 6.83%
$1,000	Alabama State Federal Highway Finance Authority, Revenue, Series A, Callable 3/1/12 @ 100 (MBIA)	5.25	3/1/13	$1,105
1,000	Alabama State Public School & College Authority, Revenue, Capital Improvement, Callable 11/13/09 @101	5.25	11/1/11	1,013

				2,118

	Arizona — 3.34%
1,000	Arizona State University Revenue (FSA)	5.25	7/1/10	1,035

	California — 2.76%
765	California State, GO	5.00	4/1/15	855

	Colorado — 3.57%
1,000	University of Colorado Enterprise Revenue, Series A (FGIC)	5.00	6/1/12	1,106

	Florida — 14.03%
1,250	Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A	5.00	7/1/12	1,332
1,000	Florida State Board of Education, Series B, GO, Callable 1/1/12 @ 101	5.38	1/1/14	1,090
735	Lakeland Florida Light & Water Revenue, Series C (FSA)	6.05	10/1/11	799
1,000	Orlando Florida Utilities Commission Utility System Revenue	5.00	10/1/13	1,129

				4,350

	Illinois — 14.43%
1,000	Chicago Illinois Park District, Series C, GO, Prerefunded 7/1/11 @ 100 (FGIC)	5.50	1/1/21	1,084
1,175	Cook County Illinois High School District No. 201 J Sterling Morton Township, GO, ETM (FGIC)(a)	2.80	12/1/09	1,173
1,000	Du Page & Will Counties Illinois Community School District No. 204, GO, Prerefunded 12/30/11 @ 100	5.25	12/30/12	1,101
1,000	Illinois State, Series A, GO, Callable 10/1/13 @ 100	5.25	10/1/14	1,118

				4,476

	Indiana — 3.31%
1,015	East Porter County School Building Corporation Revenue (MBIA)	5.00	1/15/10	1,027

	Iowa — 4.11%
1,150	Iowa Finance Authority Revenue, State Revolving Fund, Callable 8/1/12 @ 100	5.25	8/1/13	1,276

	Massachusetts — 6.39%
2,000	Massachusetts State Industrial Finance Agency Revenue, Massachusetts Biomedical, Series A-2, Zero Coupon(a)	3.56	8/1/10	1,982

	Michigan — 6.36%
650	Hamilton Michigan Community School District, GO (FSA Q-SBLF)	5.00	5/1/12	714
1,200	Michigan State Building Authority Revenue, State Police Communications - III	5.50	10/1/10	1,258

				1,972

	Nevada — 3.46%
1,000	Nevada State Colorado River Community, Series I, GO (FSA)	5.00	9/15/11	1,074

	New York — 3.48%
1,000	New York State Dormitory Authority Revenue School Districts Financing Program, Series D (MBIA)	5.25	10/1/11	1,080

	Ohio — 3.44%
1,000	Ohio State University Revenue, General Receipts, Series A	5.00	6/1/11	1,067

	Tennessee — 3.47%
1,000	Memphis Tennessee, Series C, GO (XLCA)	5.00	11/1/11	1,078

	Texas — 6.72%
745	College Station Texas, GO	5.00	2/15/16	855
1,100	Texas Tech University Revenue, Financing System, Series 9 (AMBAC)	5.00	2/15/13	1,228

				2,083

	Utah — 3.48%
1,000	Murray City Utah School District, GO, Prerefunded 8/1/11 @ 100	5.00	8/1/13	1,080

	Washington — 8.13%
1,250	Energy Northwest Washington Electric Revenue, Columbia Generating Station, Series S	5.00	7/1/15	1,443

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Short-Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

Shares or Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$1,000	Washington State, Series R-03-A, GO, Callable 1/1/12 @ 100 (MBIA)	5.00	1/1/14	$1,080

				2,523

	Total Municipal Bonds			30,182

	Money Market Mutual Funds — 1.48%
458,156	SSgA Tax Free Money Market Fund(b)	0.01		458

	Total Money Market Mutual Funds			458

	Total Investments (cost $29,576) — 98.79%			30,640
	Other assets in excess of liabilities — 1.21%			375

	Net Assets — 100.00%			$31,015

(a)	Rate disclosed represents effective yield at purchase.
(b)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009.

AMBAC – American Municipal Bond Assurance Corporation

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

FSA – Financial Security Assurance, Inc.

GO – General Obligation

MBIA – Municipal Bond Insurance Association

Q-SBLF – Qualified School Bond Loan Fund

XLCA – XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds — 93.81%
	Alabama — 1.27%
$430	Birmingham Alabama Special Care Facilities, Methodist Home for Aging (LOC)	5.00	3/1/14	$431
2,500	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/21	2,769
2,920	Birmingham Alabama Waterworks Board Water Revenue, Series A, Callable 1/1/19 @ 100.00 (Assured GTY)	5.00	1/1/22	3,210
500	Tuscaloosa Alabama Educational Building Authority Revenue (XLCA)	5.13	8/15/13	504

				6,914

	Alaska — 0.07%
400	Anchorage Alaska, Series A (FGIC)	4.80	4/1/13	401

	Arizona — 2.00%
185	Arizona Health Facilities Authority Hospital Systems Revenue, Phoenix Baptist Hospital & Medical, ETM	6.25	9/1/11	193
2,510	Maricopa County Arizona Industrial Development Authority (GNMA)	6.05	10/20/36	2,666
345	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/10	354
365	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/11	382
380	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.50	7/1/12	405
395	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	4.75	7/1/13	429
250	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/14	276
335	Navajo County Arizona School District No. 25 Cedar Impact Aid Revenue	5.00	7/1/15	371
250	Oro Valley Arizona Oracle Road Improvement District	5.00	1/1/13	272
470	Pinal County Arizona Individual Development Authority Correctional Facilities, Florence West Prison, Series A (ACA)	3.88	10/1/09	470
1,895	Pinal County Arizona Certificates of Participation	5.00	12/1/14	2,078
2,420	Pinal County Arizona Certificates of Participation	5.25	12/1/15	2,650
330	Tucson & Pima Counties Arizona Industrial Development Authorities, Single Family Mortgage Revenue, Mortgage Backed Securities, Series A1, AMT (GNMA/FNMA/FHLMC)	6.00	7/1/21	331

				10,877

	Arkansas — 1.09%
860	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/11	879
530	Arkansas State, Development Authority Economic Development Revenue, Series B (ADFA/ADED)	4.25	3/1/13	549
545	Cabot Arkansas Sales & Use Tax (XLCA)	4.30	12/1/31	556
480	Fayetteville Arkansas Sales & Use Tax, Capital Improvements, Series B (MBIA)	4.00	12/1/15	513
500	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/11	519
1,025	North Little Rock Arkansas Health Facilities Board of Health Care Revenue Baptist Health (CIFG)	4.00	12/1/16	1,051
1,110	Stuttgart Arkansas Sales & Use Tax Revenue (AMBAC)	4.20	10/1/31	1,070
505	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	3.88	2/1/10	506
280	Washington County Arkansas Hospital Revenue Reference Regular Medical Center, Series B	5.00	2/1/11	287

				5,930

	California — 13.12%
800	California Education Facilities Authority Revenue, University of San Diego (AMBAC)	4.75	10/1/15	801
1,000	California State Public Works Board Lease Revenue, Department of Forestry & Fire, Series E	5.00	11/1/22	1,031
4,000	California State Water Resource Development, Series M, GO	4.90	10/1/14	4,006
4,400	California State, Department Water Resources, Central Valley Project	5.25	7/1/22	4,401
250	California State, GO	6.30	9/1/11	272
5,000	California State, GO, Callable 4/1/19 @ 100.00	5.50	4/1/21	5,642
5,000	California State, GO	5.00	8/1/21	5,292
1,000	California State, GO	5.00	8/1/22	1,052
250	California State, GO	5.00	11/1/22	267
990	California Statewide Communities Development Authority, Multi-Family, Pioneer Park, Series T, AMT (GNMA)	6.10	12/20/20	1,024
9,620	Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A-1, Callable 6/1/17 @ 100.00	4.50	6/1/27	8,889
3,206	Knightsen School District Lease Certificates California, Flexfund Program	4.75	12/1/27	3,102
5,000	Los Angeles California Harbor Department Revenue, Series C, Callable 8/1/19 @ 100.00	5.25	8/1/22	5,717
1,405	Manteca California Financing Authority Sewer Revenue, Series B (MBIA)	5.00	12/1/33	1,407
5,000	Sacramento County California Airport System Revenue, Series B, Callable 7/1/18 @ 100.00	5.00	7/1/23	5,350
5,000	San Diego California Public Facilities Financing Authority, Sewer Revenue, Series A, Callable 5/15/19 @ 100.00	5.00	5/15/23	5,590
8,000	San Francisco California City & County Public Utilities Commission, Water Revenue, Series B, Callable 11/1/19 @ 100.00	5.00	11/1/26	8,875
2,140	Santa Ana California Financing Authority Revenue, South Harbor Boulevard, Series B (MBIA)	5.13	9/1/19	2,107

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	California (continued)
$2,500	Tuolumne Wind Project Authority California Revenue, Series A, Callable 1/1/19 @ 100.00	5.25	1/1/24	$2,646
100	Turlock California Public Financing Authority	5.25	9/1/15	100
2,500	University of California Revenue, Series Q, Callable 5/15/17 @ 101.00	5.25	5/15/23	2,846
760	Victor California Elementary School District Certificates of Participation (MBIA)	6.45	5/1/18	822

				71,239

	Colorado — 1.83%
65	Arvada Colorado Industrial Development Revenue, AMT (LOC)(a)	5.60	12/1/12	66
120	Arvada Colorado Industrial Development Revenue, AMT (LOC)(a)	5.80	12/1/17	115
1,070	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	5.00	6/15/14	1,154
2,355	Colorado Educational & Cultural Facilities Authority Revenue (XLCA)	4.10	8/15/14	2,479
1,500	Colorado Housing Finance Authority Single Family Mortgage Revenue, Series A-5, Class III	5.00	11/1/34	1,503
750	E-470 Business Metropolitan District Colorado, Prerefunded 12/1/09 @ 100.00 (ACA)	5.13	12/1/17	755
3,515	El Paso County Colorado Certificates of Participation, Judicial Complex Project, Series A (AMBAC)	4.00	12/1/19	3,713
147	University of Colorado Registrants Participation Institutes	6.00	12/1/13	156

				9,941

	Connecticut — 0.52%
740	Connecticut State Health & Educational Facilities Authority Revenue, Griffin Hospital, Series B (RADIAN)	5.00	7/1/15	742
2,040	Connecticut State Health & Educational Facilities Authority Revenue, St. Francis Hospital & Medical Center (RADIAN)	5.50	7/1/17	2,060

				2,802

	Delaware — 1.65%
2,995	Delaware State Housing Authority Revenue, Single Family Mortgage, Series A, AMT (FSA)	5.80	7/1/35	3,018
5,000	Delaware State, Series B, GO	5.00	1/1/17	5,943

				8,961

	District of Columbia — 0.93%
1,890	District of Columbia Housing Finance Agency, Multi-Family Housing Revenue, Azeeze Bates Apartments Project (FHLMC)	4.80	11/1/36	1,882
685	District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT (FNMA/GNMA)	6.25	12/1/28	689
2,000	District of Columbia Income Tax Secured Revenue, Series A, Callable 12/1/19 @ 100.00	5.00	12/1/22	2,277
220	District of Columbia, Series B (FSA)	5.50	6/1/14	224

				5,072

	Florida — 8.17%
1,150	Brevard County Florida School Board Certificates of Participation, Series B (FGIC)	5.00	7/1/20	1,176
2,290	Broward County Florida Educational Facilities Authority Revenue, Nova Southeastern, Series B (RADIAN)	6.25	4/1/15	2,356
995	Capital Trust Agency Florida Revenue, Seminole Tribe Convention, Series A, Prerefunded 10/01/12 @ 102.00(b)	8.95	10/1/33	1,208
5,000	Citizens Property Insurance Corp. Florida Revenue, Series A-1	6.00	6/1/16	5,463
2,795	Clearwater Florida Water & Sewer Revenue, Series B	5.00	12/1/17	3,182
2,075	Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue (FHLMC/GNMA/FNMA)	4.63	10/1/28	2,037
1,695	Florida State Correctional Facilities Revenue, Custody Recipients	4.00	11/15/15	1,714
4,000	Florida State Municipal Power Agency Revenue, Series A, Callable 10/1/19 @ 100.00	5.25	10/1/22	4,482
2,500	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (FSA)	5.00	10/1/14	2,670
3,180	Greater Orlando Aviation Authority, Florida Airport Facilities Revenue, Series A, AMT (FSA)	5.00	10/1/15	3,407
580	Hillsborough County Florida Educational Facilities Authority Revenue, University of Tampa (RADIAN)	5.75	4/1/18	580
4,475	Hillsborough County Port District Revenue, Tampa Port Authority Project, Series A, AMT, Callable 6/1/15 @ 100.00	5.00	6/1/19	4,530
1,290	Jacksonville Florida Sales Tax Revenue, River City Renaissance Project (FGIC)	5.13	10/1/18	1,291
1,000	Lakeland Florida Electric & Water Revenue, ETM	5.75	10/1/19	1,130
500	Miami-Dade County Florida Special Obligation (MBIA)(c)	5.00	10/1/35	505
4,240	Miami-Dade County Florida Transit Sales Surtax Revenue, Series A (Assured GTY)	5.00	7/1/15	4,726
1,370	Okaloosa County Florida, Water and Sewer Revenue (FSA)	4.50	7/1/25	1,408
775	Orange County Florida Health Facilities Authority Revenue, Regional Healthcare System, Series D (MBIA)	5.75	10/1/13	788
750	Osceola County Florida Housing Financial Authority Multi-Family Revenue (FHLMC)	4.05	1/1/37	760

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Florida (continued)
$1,000	Volusia County Florida Educational Facilities Authority Revenue (RADIAN)	5.00	10/15/25	$983

				44,396

	Georgia — 1.24%
3,650	Atlanta Georgia Water & Wastewater Revenue, Series A, Callable 11/1/19 @ 100.00	6.00	11/1/21	4,009
2,685	Savannah Georgia Hospital Authority Revenue, St. Joseph/Candler Health System (RADIAN)	5.25	7/1/23	2,721

				6,730

	Hawaii — 0.56%
265	Hawaii State Housing Finance & Development, AMT (FNMA)	5.20	7/1/12	267
2,500	Honolulu City & County Hawaii Wastewater System Revenue, Series A, Callable 7/1/19 @ 100.00	5.00	7/1/22	2,762

				3,029

	Idaho — 0.52%
360	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	4.00	3/1/16	349
100	Caldwell Idaho Urban Renewal Agency Revenue, Series A (RADIAN)	5.00	3/1/22	100
520	Idaho Housing & Finance Assistance, Single Family Mortgage, Series E, Class III, AMT	5.30	1/1/22	530
1,810	Idaho Housing & Finance Association, Single Family Mortgage Revenue, Series B, Class III, AMT	5.40	7/1/28	1,863

				2,842

	Illinois — 4.41%
230	Addison Illinois Single Family Mortgage Revenue, ETM	7.50	4/1/11	241
540	Bolingbrook Illinois Sales Tax Revenue	5.75	1/1/15	250
535	Chicago Illinois City Colleges, Chicago Capital Improvement (FGIC)	6.00	1/1/11	546
2,970	Chicago Illinois Increment Allocation Revenue	7.46	2/15/26	2,726
475	Chicago Illinois, O’Hare International Airport Revenue, Second Lien Passenger Facility, Series D (AMBAC)	5.50	1/1/17	498
500	Cicero Illinois Tax Increment, Series A (XLCA)	5.00	1/1/12	502
3,586	Gilberts Illinois Special Services Area No. 9 Special Tax	4.40	3/1/25	3,687
2,355	Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB (GNMA)	5.85	10/20/31	2,455
240	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.70	7/1/12	245
830	Illinois Development Finance Authority Revenue, Community Rehabilitation Providers	5.60	7/1/19	799
2,125	Illinois Educational Facilities Authority Revenue	8.21	7/1/14	1,606
380	Illinois Educational Facilities Authority Revenue, Art Institute of Chicago	4.25	3/1/34	394
1,250	Illinois Finance Authority Revenue, Metropolis Project	5.00	12/1/24	1,196
900	Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A (RADIAN)	4.60	12/1/12	900
100	Illinois Health Facilities Authority Revenue, Rockford Health System (AMBAC)	5.13	8/15/15	100
645	Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)	3.65	8/15/11	669
1,640	Lake County Illinois Community School District (FSA)	4.69	12/1/17	1,262
180	Lake County Illinois, School District No. 109, Series B, GO	6.60	12/15/18	227
2,742	Lakemoor Village Illinois (RADIAN)	5.00	3/1/27	2,432
325	Madison & St. Clair Counties Illinois, School District No. 10 Collinsville, School Building (FGIC)	5.50	2/1/16	345
410	Rockford-Concord Commons Housing Finance Corp. Illinois Mortgage Revenue, Concord Commons Project, Series A (FHA)	6.15	11/1/22	411
1,875	Round Lake Beach Illinois Tax Increment Revenue	4.65	12/15/13	1,883
350	Sauk Village Illinois, Tax Increment, Series A (RADIAN)	5.35	12/1/13	374
220	Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue, AMT(d)(e)	5.90	2/1/14	204

				23,952

	Indiana — 2.60%
1,170	Bartholomew County Indiana Building Corp. Revenue	4.38	7/15/18	1,199
1,440	Bartholomew County Indiana Building Corp. Revenue	4.50	7/15/20	1,469
550	Elkhart County Indiana, Corrections Complex Relief (FSA)	4.13	12/1/21	561
385	Indiana Health Facilities Funding Authority Hospital Revenue, Series A, Unrefunded (MBIA)	5.00	11/1/10	386
600	Indiana State Finance Authority Economic Development Revenue, National FFA Organization Project	4.85	1/1/27	498
2,000	Indiana State Finance Authority Environmental Facilities Revenue, Indianapolis Power & Light Co., Series C	4.90	1/1/16	2,110
2,500	IPS Multi-School Building Corp. Indiana (FSA)	4.50	1/15/31	2,533
1,390	Jasper Indiana Hospital Authority, Hospital Facility Revenue, Memorial Hospital Center Project (RADIAN)	5.50	11/1/17	1,457
1,735	Ligonier Indiana Municipal Sewer Works Revenue, Series B	4.75	1/1/23	1,696

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Indiana (continued)
$2,000	Shelbyville Indiana Central Renovation School Building Corp. Revenue, First Mortgage (MBIA)	5.00	7/15/18	$2,205

				14,114

	Kentucky — 0.81%
4,210	Marshall County Kentucky Public Property Corp. Revenue, Courthouse Facility Project	5.25	3/1/23	4,408

	Louisiana — 2.74%
500	Houma-Terrebonne Public Financing Authority, Louisiana, Single Family Mortgage Revenue, ETM (FHA)	7.30	4/1/10	517
1,035	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.15	12/1/12	1,075
1,140	Louisiana Housing Financial Agency Mortgage Revenue, Multi-Family Section 8- 202, Project A (HUD/FHA)	4.25	12/1/14	1,154
320	Louisiana Local Government Environment Facilities, Community Development Authority Revenue, Jefferson Recreation & Cultural Project (AMBAC)	4.13	4/1/19	332
865	Louisiana Local Government Environmental Facilities Community Development Authority, Series A (AMBAC)	5.20	6/1/17	945
930	Louisiana Public Facilities Authority Revenue, Baton Rouge General (MBIA)	5.25	7/1/24	982
10,000	Louisiana Public Facilities Authority Revenue, Tulane University Project (MBIA)(c)	1.00	2/15/36	6,814
2,896	New Orleans Louisiana Home Mortgage Authority, ETM	6.25	1/15/11	3,075

				14,894

	Maine — 0.02%
115	Maine Finance Authority Revenue, AMT (FSA)	5.20	7/1/18	115

	Maryland — 0.35%
750	Maryland State Health & Higher Educational Facility Authority Revenue, Greater Baltimore Medical Center	5.00	7/1/25	753
1,000	Morgan State University Maryland Academic & Auxiliary Fees Revenue (MBIA)	6.05	7/1/15	1,144

				1,897

	Massachusetts — 1.35%
3,180	Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A	5.25	7/1/28	3,950
335	Massachusetts State Development Finance Agency Revenue, Series A (GNMA)	6.70	10/20/21	392
2,065	Massachusetts State Health & Educational Facilities Authority Revenue, Massachusetts General Hospital, Series F (AMBAC)	6.25	7/1/12	2,164
435	Massachusetts State Housing Finance Agency (Asset GTY)	4.85	9/1/13	419
380	Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT (GNMA)	5.30	6/20/19	384

				7,309

	Michigan — 2.16%
4,000	Detroit Michigan Sewer Disposal System Revenue, Series C-1, Callable 7/1/19 @ 100.00	6.50	7/1/24	4,507
1,435	Kalamazoo Michigan Hospital Finance Authority Hospital Facilities Revenue, Borgess Medical Center, Series A, ETM (FGIC)	5.00	6/1/13	1,519
285	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/16	304
250	Livonia Michigan Municipal Building Authority (AMBAC)	4.00	5/1/18	262
2,715	Michigan Municipal Board Authority Revenue, School Loan, Series A	5.25	12/1/11	2,866
1,275	Michigan State Hospital Finance Authority Revenue, Series P, ETM (MBIA)	5.38	8/15/14	1,417
195	Michigan State Hospital Finance Authority Revenue, St. John Hospital, Series A, ETM (MBIA-IBC)	6.00	5/15/13	206
640	Michigan State Housing Development Authority, Series A, AMT (FNMA)	4.25	12/1/12	645

				11,726

	Minnesota — 0.12%
640	White Earth Band of Chippewa Indians Minnesota Revenue, Series A (ACA)(a)	7.00	12/1/11	645

	Mississippi — 0.30%
980	Corinth & Alcorn County Mississippi Hospital Revenue, Series A	5.50	10/1/21	953
700	Jackson Mississippi Housing Authority, AMT	5.30	4/1/19	702

				1,655

	Missouri — 2.62%
545	Grandview Missouri Certificate Participation (FGIC)	5.25	1/1/18	573
600	Kansas City Missouri Industrial Development Authority, Multi-Family Housing Revenue, Walnut Grove Apartments, Section 8 Assisted, Series A, AMT	6.55	12/15/15	637
230	Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St. Louis Project, Series A (LOC)	4.90	9/1/10	231
250	Missouri State Health & Educational Facilities Authority Revenue, Jefferson Memorial Hospital (RADIAN)	4.13	8/15/12	248

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Missouri (continued)
$5,000	Missouri State Highways & Transit Commission State Road Revenue, Callable 5/1/17 @ 100.00	5.25	5/1/21	$5,772
4,295	Missouri State Housing Development Commission Single-Family Mortgage Revenue, Home Ownership Loan Program, Series D, AMT (GNMA/FNMA)	5.55	9/1/34	4,346
180	Olive Boulevard Transportation Development District Missouri, Transportation Sales Tax	4.50	10/1/22	180
360	St. Charles County Missouri Health Care, AMT (LOC)	5.40	11/15/16	361
885	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/19	882
1,000	Taney County Missouri, Certificates of Participation (MBIA)	4.00	4/1/20	987

				14,217

	Montana — 0.25%
1,250	Montana Facilities Finance Authority Revenue, Benefits Health System (Assured GTY)	5.00	1/1/13	1,368

	Nebraska — 0.49%
390	Clay County Nebraska, AMT (LOC)	5.25	3/15/14	388
40	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.00	12/1/11	40
50	Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)	5.20	12/1/13	49
475	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.45	3/15/30	290
765	Nebraska Educational Finance Authority Revenue, Dana College, Series D	5.55	3/15/35	448
1,030	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/20	774
1,000	Nebraska Educational Financial Authority Revenue, Series A	5.50	3/15/25	681

				2,670

	Nevada — 0.68%
3,000	Clark County Nevada Airport Revenue System, Series C, Callable 7/1/19 @ 100.00 (FSA)	5.00	7/1/23	3,242
430	Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT (LOC)	5.20	10/1/18	431

				3,673

	New Hampshire — 0.07%
410	New Hampshire Health & Educational Facilities Authority Revenue, Portsmouth Academy (ACA)	5.00	7/1/13	399

	New Jersey — 2.86%
85	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/12	91
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/13	98
90	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/14	100
95	Bergen County New Jersey Improvement Authority (County GTY)	5.00	6/1/15	107
719	Berkeley Township New Jersey GO (AMBAC)	4.50	7/1/20	774
2,190	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee Revenue (AMBAC)	5.00	1/1/13	2,314
7,555	Casino Reinvestment Development Authority, New Jersey Revenue, Series A (MBIA)	5.00	6/1/16	8,032
595	Middlesex County New Jersey Utilities Authority, Sewage Revenue, Series A (MBIA)	6.25	8/15/10	597
500	New Jersey Economic Development Authority Revenue, Series A	6.38	4/1/31	599
305	New Jersey State Housing & Mortgage Finance Agency Revenue, AMT (MBIA)	5.40	10/1/20	306
2,180	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series C, Prerefunded 6/15/13 @ 100.00	5.50	6/15/21	2,513

				15,531

	New York — 4.30%
125	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.20	12/1/13	129
110	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.40	12/1/18	112
335	Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project, AMT (LOC)	5.50	12/1/28	337
315	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/09	315
185	Albany New York Industrial Development Agency, Civic Facilities Revenue, Albany College Pharmacy Project A	4.00	12/1/10	184
895	East Rochester New York Housing Authority Revenue, Gates Senior Housing Project (GNMA)	6.13	4/20/43	958
900	East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/18	987
760	East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/20	822
765	East Rockaway New York Union Free School District GO (FSA)	4.50	7/1/21	822
500	Long Island Power Authority New York Electrical Systems Revenue, Series B	5.00	6/1/11	527
5,000	New York City Transitional Finance Authority Revenue, Series B	5.00	11/1/17	5,937
760	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.25	5/15/11	807
2,285	New York State Dormitory Authority Lease Revenue, Court Facilities, Series A	5.75	5/15/14	2,550
3,670	New York State Dormitory Authority Revenue, Norwegian Christian Home & Health Center (MBIA/FHA)	6.10	8/1/41	3,922
465	New York State Dormitory Authority Revenue, Series C	7.50	7/1/10	487
395	New York State Housing Finance Agency Revenue, Multi-Family Housing, Northfield Apartment, Series A (SONYMA)	4.30	8/15/14	419

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	New York (continued)
$1,500	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A (FNMA)	4.05	11/15/16	$1,505
2,200	New York State Housing Finance Agency Revenue, St. Philips Housing, Series A, AMT (FNMA)	4.50	11/15/27	2,072
245	Oneida County New York Industrial Development Agency Revenue, Civic Facilities- Mohawk Valley, Series A (FSA)	5.00	1/1/13	247
200	Triborough Bridge & Tunnel Authority New York Revenue, General Purposes, Series A (General Obligation of Authority)	5.20	1/1/20	218

				23,357

	North Carolina — 1.25%
5,000	Mecklenburg County, Series C, GO	5.00	3/1/15	5,840
925	North Carolina Medical Care Community Revenue, Health Care, Series A	4.65	10/1/14	918
45	North Carolina Medical Care Community Revenue, North Carolina Housing Foundation, Inc. (ACA)	6.00	8/15/10	45

				6,803

	North Dakota — 0.54%
1,250	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.60	6/1/13	1,254
1,650	Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA)	5.55	6/1/16	1,655

				2,909

	Ohio — 3.62%
1,000	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.00	11/15/12	1,046
500	Akron Bath Copley Ohio Joint Township Hospital District Revenue, Hospital Facilities, Summa Health System, Series A (RADIAN)	5.25	11/15/14	531
6,535	Kent State University Municipal Bond, Callable 5/1/19 @ 100.00 (Assured GTY)	5.00	5/1/22	7,276
440	Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset GTY)	5.00	6/1/12	445
990	Mahoning County Ohio Hospital Facilities Revenue, Western Reserve Care System, ETM (MBIA)	5.50	10/15/25	1,183
500	Ohio State Higher Education Facility Revenue, Mount Union College Project	5.25	10/1/21	538
3,500	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.70	7/1/37	3,690
250	Ohio State Higher Education Facility Revenue, Kenyon College Project	4.95	7/1/37	266
780	Port of Greater Cincinnati Ohio Development Authority, Economic Development Revenue	5.00	10/1/25	716
210	Stark County Ohio Health Care Facility Review (GNMA)	5.30	7/20/18	215
230	Stark County Ohio Health Care Facility Review (GNMA)	5.35	7/20/23	235
630	Summit County Ohio Port Authority, Building Fund Progress Development Revenue, Twinsburg Township Project, Series D	5.13	5/15/25	525
2,000	Summit County Ohio Port Authority, Multi-Family Housing Revenue, Edgewood Apartments Project, AMT (GIC-Trans America Life Insurance Co.)	4.25	5/1/10	2,008
1,000	University of Toledo Ohio, General Receipts Bonds, Series A (AMBAC)	4.50	6/1/30	1,013

				19,687

	Oklahoma — 0.40%
310	Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A (GNMA)	6.79	9/1/32	326
1,900	Sallisaw Oklahoma Municipal Authority Revenue (XLCA)	4.38	1/1/18	1,852

				2,178

	Pennsylvania — 10.39%
260	Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)	5.00	11/1/23	261
1,410	Allegheny County Pennsylvania Hospital Development Authority Revenue, Series B, Prerefunded 11/15/10 @ 102.00	9.25	11/15/15	1,543
1,430	Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage, Series KK-2, SUB, AMT (GNMA)	5.75	5/1/33	1,440
1,420	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/23	1,409
395	Chester County Pennsylvania Health & Education Facilities Authority Revenue, Devereux Foundation	5.00	11/1/24	393
95	Chester County Pennsylvania Health & Education Finance Authority, Immaculata College	5.30	10/15/11	95
1,300	Chester County Pennsylvania Industrial Development Authority Revenue, Collegium Charter School Project, Series A (ACA)	4.00	4/15/13	1,156
1,240	Chester Upland School District Pennsylvania	4.20	5/15/13	1,256
1,065	Chester Upland School District Pennsylvania (XLCA)	4.90	9/15/17	1,171
1,405	Chester Upland School District Pennsylvania (XLCA)	4.95	9/15/18	1,529
545	Claysburg Kimmel Pennsylvania School District (FGIC)	3.90	1/15/18	549
290	Claysburg Kimmel Pennsylvania School District (FGIC)	4.00	1/15/20	293
270	Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series A, ETM	5.13	11/15/12	271
885	Delaware County Pennsylvania Authority Health Facilities Revenue, Mercy Health Corp. Project, ETM	5.75	12/15/20	1,018

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Pennsylvania (continued)
$750	Delaware County Pennsylvania Authority, 1st Mortgage Revenue, White Horse Village Project, Series A, Prerefunded 7/1/10 @ 101.00	7.63	7/1/30	$795
3,325	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series A (AMBAC)	5.50	8/1/28	3,681
8,000	Delaware Valley Pennsylvania Regional Finance Authority, Local Government Revenue, Series C(c)	1.20	6/1/37	5,756
200	Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon University Project	5.20	7/15/16	196
250	Lancaster Pennsylvania Higher Education Authority College Revenue, Franklin & Marshall College	5.00	4/15/23	265
250	Lancaster Pennsylvania School District, Series A (FSA)	4.13	6/1/21	261
280	Lehigh County Pennsylvania General Purpose Authority Revenues, Good Shepherd Group, Series A	4.00	11/1/09	280
275	McKeesport Pennsylvania Area School District, ETM (FSA)	5.00	4/1/13	285
235	Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)	5.50	7/1/12	251
1,300	Montgomery County Pennsylvania Higher Education & Health Authority Revenue, Arcadia University (RADIAN)	5.00	4/1/21	1,304
1,800	Montgomery County Pennsylvania Industrial Development Authority Revenue, Series A (MBIA)	5.00	11/1/10	1,861
90	Northampton County Pennsylvania Higher Education Authority Revenue College, Moravian College (RADIAN)	4.70	7/1/12	90
2,500	Pennsylvania Intergovernmental Cooperative Authority, Special Tax Revenue	5.00	6/15/18	2,862
680	Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)	5.25	11/1/18	693
5,310	Pennsylvania State Higher Educational Facilities Authority Revenue, Foundation for Indiana University, Series A (XLCA)(c)	0.85	7/1/17	4,131
800	Pennsylvania State Higher Educational Facilities Authority Revenue, Philadelphia University, Series A	5.00	6/1/15	797
5,000	Pennsylvania State Higher Educational Facilities Authority Revenue, University of Pennsylvania, Series A	5.00	9/1/17	5,911
740	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue (MBIA)	5.60	11/15/09	739
310	Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue, Allegheny Delaware Valley Obligation Group (MBIA)	5.88	11/15/16	273
205	Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)	4.65	11/1/10	206
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/17	1,029
1,000	Pennsylvania State Higher Educational Facilities, St. Joseph’s University (RADIAN)	5.25	12/15/18	1,026
250	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A	5.00	5/15/10	251
2,500	Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health Systems, Series A (AMBAC)	5.13	5/15/18	2,507
800	Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems, Series A (FHA)	5.38	1/1/28	802
950	Philadelphia Pennsylvania Municipal Authority Revenue, Series B (FSA)	5.25	11/15/15	1,026
1,000	Philadelphia Pennsylvania Parking Authority, Parking Revenue (FSA)	5.63	9/1/14	1,011
840	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	859
715	Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage Revenue (GNMA)	5.35	12/20/26	731
280	Potter County Pennsylvania Hospital Authority Revenue, Charles Cole Memorial Hospital (RADIAN)	5.95	8/1/16	281
1,000	St. Mary Hospital Authority, Pennsylvania Health System Revenue, Catholic Health East, Series B	5.38	11/15/34	1,176
2,000	University of Pittsburgh Revenue, Commonwealth Systems of Higher Education, Series B, Callable 3/15/19 @ 100.00 (General Obligation of University)	5.50	9/15/21	2,409
280	York County Pennsylvania Industrial Development Authority, Water Facilities Revenue	3.75	6/1/10	279

				56,408

	Puerto Rico — 4.00%
4,950	Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC)	5.50	7/1/26	5,165
5,000	Puerto Rico Electric Power Authority, Power Revenue, Series VV (NATL-RE)	5.25	7/1/29	5,452
4,000	Puerto Rico Public Buildings Authority Revenue Guaranteed, Government Facilities, Series H (XLCA)	5.25	7/1/13	4,261
6,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Series A, Callable 8/1/19 @ 100.00	5.50	8/1/23	6,658
185	University of Puerto Rico Revenues	5.50	6/1/12	185

				21,721

	Rhode Island — 0.06%
300	Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (RADIAN)	5.75	7/1/10	302

	South Carolina — 1.45%
705	Columbia South Carolina Water & Sewer, ETM	7.75	1/1/11	741
1,250	Lee County South Carolina School Facilities, Inc., Installment Purpose Revenue, Series 2006 (RADIAN)	6.00	12/1/20	1,281

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	South Carolina (continued)
$5,000	Richland County South Carolina School District No. 2, Series A, GO, Callable 2/1/19 @ 100.00 (SCSDE)	5.00	2/1/21	$5,856

				7,878

	South Dakota — 0.10%
450	Heartland Consumers Power District South Dakota Electric Revenue, ETM	6.38	1/1/16	521

	Tennessee — 0.49%
175	Johnson City Tennessee Health & Education, ETM	7.00	7/1/11	188
1,645	Metro Government Nashville & Davidson County Tennessee, Health & Education Facilities Board (RADIAN)	5.10	8/1/16	1,559
855	Metro Government Nashville & Davidson County Tennessee, Water & Sewer Revenue (FGIC)	7.70	1/1/12	894

				2,641

	Texas — 7.05%
910	Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Perkin Square Project, Series A-1, (GNMA)	6.55	12/20/34	977
285	Bexar County Texas Revenue Project (MBIA)	5.75	8/15/22	298
165	Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A (ACA)	5.25	2/15/10	166
4,260	Fort Worth Texas General Purpose, GO	5.00	3/1/15	4,898
5,000	Fort Worth Texas Independent School District, GO, Callable 2/15/18 @ 100.00 (PSF-GTD)	5.00	2/15/21	5,738
500	Greater Greenspoint Texas Redevelopment Authority Tax Increment Contract (RADIAN)	5.25	9/1/10	505
200	Harris County Texas Housing Finance Corp., Multi-Family Housing Revenue, Copperwood Ranch Apartments, Series A, SUB, AMT (AMBAC)	4.85	12/1/12	201
290	Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing, AMT (GNMA)	7.40	9/20/35	309
400	Lubbock Texas Health Facility Revenue (GNMA)	5.88	3/20/37	415
1,730	North Texas Health Facilities Development Corp. Hospital Revenue, United Regional Health Care Systems, Inc. Project (MBIA)	5.00	9/1/14	1,735
620	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.10	5/15/17	647
525	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.13	5/15/18	545
805	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.20	5/15/19	832
845	Red River Texas, Education Financial Revenue, Reference Hockaday School Project	4.25	5/15/20	871
635	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/11	727
1,945	Retama Texas Development Corp., Special Facilities Revenue, ETM	10.00	12/15/17	2,822
2,345	Retama Texas Development Corp., Special Facilities Revenue, ETM	8.75	12/15/18	3,258
2,500	San Antonio Texas Electricity & Gas Revenue, Series D	5.00	2/1/18	2,926
3,000	Texas State Public Financial Authority, Series A, GO	5.00	10/1/13	3,405
500	Texas Water Development Board Revenue, Series B	5.75	7/15/12	507
1,895	Waxahachie, Texas (AMBAC)	4.00	8/1/18	1,988
1,970	Waxahachie, Texas (AMBAC)	4.00	8/1/19	2,048
585	Waxahachie, Texas (AMBAC)	4.20	8/1/22	602
580	Waxahachie, Texas (AMBAC)	4.25	8/1/23	596
1,240	Waxahachie, Texas (AMBAC)	4.25	8/1/24	1,265

				38,281

	Utah — 1.54%
525	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/12	536
410	Salt Lake County Utah College Revenue, Westminster College Project	4.50	10/1/15	409
3,000	Utah County Environmental Improvement Revenue, Marathon Oil Project	5.05	11/1/17	3,140
850	Utah Housing Corp., Single Family Mortgage Revenue, AMT	5.25	7/1/25	841
455	Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT	5.00	7/1/18	460
2,500	Utah State, Series C, GO	5.00	7/1/18	2,990

				8,376

	Virginia — 0.09%
305	Chesterfield County Virginia Industrial Development Authority	5.00	7/1/14	305
185	Newport News Virginia Industrial Development Authority (GNMA)	7.25	8/1/16	186

				491

	Washington — 2.39%
1,000	Energy Northwest Washington Electric Revenue, Columbia Generating, Series D	5.00	7/1/12	1,101
3,000	Energy Northwest Washington Electric Revenue, Columbia Station, Series A, Callable 7/1/16 @ 100.00	5.00	7/1/21	3,334
3,500	Energy Northwest Washington Electric Revenue, Project 3, Series A	5.25	7/1/18	4,175
1,750	King County Washington Housing Authority Revenue, Vashon Community Center, Series A, SUB (GNMA)	7.25	9/20/42	1,951
470	Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A (GNMA)	6.35	8/20/39	492

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (continued) - September 30, 2009 (Unaudited)

Principal Amount (000)		Rate %	Maturity Date	Value (000)
	Municipal Bonds (continued)
	Washington (continued)
$400	Washington State Health Care Facilities Authority Revenue, Grays Harbor Community Hospital, Prerefunded 7/1/10 @ 101.00 (RADIAN)	5.85	7/1/12	$417
1,500	Washington State Health Care Facilities Authority Revenue, Multicare Health Systems	5.25	8/15/10	1,507

				12,977

	West Virginia — 0.58%
1,410	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.00	9/1/18	1,364
800	Parkersburg West Virginia Waterworks & Sewer Systems Revenue, Series C (FGIC)	4.10	9/1/20	753
1,000	Shepherd University Board of Governors, West Virginia Revenue, Residence Facilities Projects (MBIA)	5.00	6/1/25	1,044

				3,161

	Wisconsin — 0.76%
975	Plymouth Wisconsin School District (MBIA)	3.75	4/1/18	1,008
3,000	Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital (FHA)	5.60	7/15/22	3,123
				4,131

	Total Municipal Bonds			509,529

	Taxable Municipal Bonds — 2.52%
	Georgia — 0.15%
990	Fulton County Georgia Development Authority	5.75	3/1/14	825

	Illinois — 0.91%
5,250	Southwestern Illinois Development Authority, Solid Waste Disposal Revenue (RADIAN)	6.05	8/1/20	4,912

	Ohio — 1.09%
5,130	Cleveland-Cuyahoga County Ohio, Port Authority Lease Revenue, Avery Dennison Project B(a)	5.00	10/15/15	5,221
700	Summit County Ohio Port Authority Revenue(a)	5.40	11/15/10	706

				5,927

	Virginia — 0.37%
4,740	Poplar Hill Virginia Community Development Authority Certificates Participation Adjustment, Series A(b)	3.96	9/1/34	2,019

	Total Taxable Municipal Bonds			13,683

	Corporate Bonds — 0.65%
3,939	ASC Equipment(e)	5.13	3/1/08	—
2,515	Kidspeace National Center of Georgia(b)(c)	6.30	12/1/28	2,215
1,480	Staunton Hotel LLC(b)	7.75	6/1/29	1,329

	Total Corporate Bonds			3,544

	Time Deposits — 3.32%
18,003	State Street Liquidity Management Control System Time Deposit	0.01	10/1/09	18,003

	Total Time Deposits			18,003

	Total Investments (cost $545,528) — 100.30%			544,759
	Liabilities in excess of other assets — (0.30)%			(1,611)

	Net Assets — 100.00%			$543,148

Amounts designated as “—” are $0 or have been rounded to $0.

(a)	Represents a security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b)	Represents security purchased under Rule 144A or Section 4(2) and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed illiquid by the Specialist Manager and represent 1.25% of the Portfolio’s net assets.
(c)	Variable Rate Security. The rate reflected is the rate in effect on September 30, 2009. The maturity date represents actual maturity date.
(d)	Escrow security due to bankruptcy.
(e)	Issuer has defaulted on the payment of interest. The securities have been deemed illiquid by the Specialist Manager and represent 0.04% of the Portfolio.

ACA – American Capital Access

ADFA/ADED – Arkansas Development Finance Authority

AMBAC – American Municipal Bond Assurance Corporation

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Intermediate Term Municipal Bond Portfolio

Portfolio of Investments (concluded) - September 30, 2009 (Unaudited)

AMT – Alternative Minimum Tax

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Company

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance, Inc.

GIC – Guaranteed Insurance Contract

GNMA – Government National Mortgage Association

GO – General Obligation

GTY – Guaranty

HUD – Housing and Urban Development

LOC – Letter of Credit

MBIA – Municipal Bond Insurance Association

MBIA-IBC – MBIA Insured Bond Certificate

NATL-RE – Reinsurance provided by National Reinsurance

PSF-GTD – Permanent School Fund Guaranteed

RADIAN – Radian Group, Inc.

SCSDE – Insured by South Carolina School Discount Enhancement

SONYMA – State of New York Mortgage Agency

SUB – Subordinate Bond

XLCA – XL Capital Assurance, Inc.

See accompanying notes to Portfolio of Investments

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments – September 30, 2009 (Unaudited)

1. DESCRIPTION. The Hirtle Callaghan Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-ended management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of September 30, 2009, the Trust offered thirteen separate investment portfolios: The Value Equity Portfolio (“Value Portfolio”), The Institutional Value Equity Portfolio (“Institutional Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional Growth Equity Portfolio (“Institutional Growth Portfolio”), The Small Capitalization Equity Portfolio (“Small Cap Portfolio”), The Institutional Small Capitalization Equity Portfolio (“Institutional Small Cap Portfolio”), The Real Estate Securities Portfolio (“Real Estate Portfolio”), The International Equity Portfolio (“International Portfolio”), The Fixed Income Portfolio (“Fixed Income Portfolio”), The Fixed Income II Portfolio (“Fixed Income II Portfolio”), The Fixed Income Opportunity Portfolio (“Fixed Opportunity Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term Municipal Portfolio”) and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a “Portfolio,” and collectively the “Portfolios”). The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each.

As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

A. Portfolio Valuation. The net asset value per share of the Portfolios is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each Portfolio’s net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. Readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the exchange or at the NASDAQ Official Closing Price. Securities listed on a foreign exchange are valued at the last quoted sales price available provided that where such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ, the security is valued at the closing bid price. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the last bid price. Values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). In the case of fixed income securities, such independent services may use matrix pricing in arriving at securities valuations in appropriate circumstances. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Portfolio’s and Real Estate Portfolio’s net asset value is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Portfolio and Real Estate Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – September 30, 2009 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

When determining the fair value of the Portfolios’ investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following is a summary of the inputs used to value the following Portfolios’ securities as of September 30, 2009 (amounts in thousands):

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Value Portfolio
Common Stocks[1]	$529,405	$—	$—	$529,405
Time Deposits	—	3,137	—	3,137
Money Market Mutual Funds	2,062	—	—	2,062
U.S. Treasury Obligations	—	479	—	479

Total Investments	531,467	3,616	—	535,083

Other Financial Instruments[2]	56	—	—	56
Institutional Value Portfolio
Common Stocks[1]	379,181	—	—	379,181
Corporate Bonds	—	1,110	—	1,110
Asset Backed Securities	—	44	—	44
Collateralized Mortgage Obligations	—	258	—	258
Municipal Bonds	—	106	—	106
U.S. Government Agency Mortgages	—	203	—	203
U.S. Treasury Obligations	—	20,952	—	20,952
Yankee Dollars	—	1,305	—	1,305
Time Deposits	—	4,444	—	4,444
Money Market Mutual Funds	1,449	—	—	1,449
Put Options Purchased	—	1	—	1
Repurchase Agreements	—	47,000	—	47,000

Total Investments	380,630	75,423	—	456,053

Other Financial Instruments[2]	2,519	64	—	2,583
Growth Portfolio
Common Stocks[1]	799,352	—	—	799,352
Time Deposits	—	770	—	770
Money Market Mutual Funds	1,443	—	—	1,443
U.S. Treasury Obligations	—	392	—	392

Total Investments	800,795	1,162	—	801,957

Other Financial Instruments[2]	78	—	—	78
Institutional Growth Portfolio
Common Stocks[1]	531,249	—	—	531,249
Corporate Bonds	—	1,677	—	1,677
Asset Backed Securities	—	66	—	66
Collateralized Mortgage Obligations	—	421	—	421
Foreign Bonds	—	162	—	162
Municipal Bonds	—	212	—	212
U.S. Government Agency Mortgages	—	108	—	108
U.S. Treasury Obligations	—	30,771	—	30,771
Yankee Dollars	—	1,849	—	1,849
Time Deposits	—	5,515	—	5,515
Money Market Mutual Funds	388	—	—	388
Put Options Purchased	—	1	—	1
Repurchase Agreements	—	61,900	—	61,900

Total Investments	531,637	102,682	—	634,319

Other Financial Instruments[2]	3,498	126		3,624
Small Cap Portfolio
Common Stocks[1]	318,425	—	—	318,425
Time Deposits	—	8,896	—	8,896
Money Market Mutual Funds	670	—	—	670
Investment Companies	345	—	—	345

Total Investments	319,440	8,896	—	328,336

Other Financial Instruments[2]	(7)	—		(7)
Institutional Small Cap Portfolio
Common Stocks[1]	237,863	—	—	237,863
Time Deposits	—	6,809	—	6,809
Money Market Mutual Funds	723	—	—	723
Investment Companies	2,930	—	—	2,930

Total Investments	241,516	6,809	—	248,325

Other Financial Instruments[2]	(7)	—		(7)

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – September 30, 2009 (Unaudited)

Portfolio	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Real Estate Portfolio
Common Stocks[1]	$96,843	$—	$—	$96,843
Money Market Mutual Funds	15,423	—	—	15,423

Total Investments	112,266	—	—	112,266

International Portfolio
Common Stocks[1]	2,087,769	—	—	2,087,769
Convertible Corporate Bonds	—	2,103	—	2,103
Rights	908	—	—	908
Time Deposits	—	76,162	—	76,162

Total Investments	2,088,677	78,265	—	2,166,942

Other Financial Instruments[2]	—	33	—	33
Fixed Income Portfolio
Corporate Bonds[1]	—	99,742	—	99,742
Convertible Corporate Bonds[1]	—	4,325	—	4,325
Asset Backed Securities	—	3,474	—	3,474
Collateralized Mortgage Obligations	—	80,378	—	80,378
Taxable Municipal Bonds	—	12,748	—	12,748
U.S. Government Agency Mortgages	—	113,565	—	113,565
U.S. Treasury Obligations	—	76,467	—	76,467
Yankee Dollars	—	18,574	—	18,574
Money Market Mutual Funds	30,778	—	—	30,778

Total Investments	30,778	409,273	—	440,051

Fixed Income II Portfolio
Corporate Bonds[1]	—	78,404	—	78,404
Asset Backed Securities	—	23,498	—	23,498
Collateralized Mortgage Obligations	—	44,522	—	44,522
Foreign Bonds[1]	—	6,995	—	6,995
Municipal Bonds	—	2,772	—	2,772
U.S. Government Agency Mortgages	—	107,024	—	107,024
U.S. Government Agency Securities	—	5,564	—	5,564
U.S. Treasury Obligations	—	54,496	—	54,496
Yankee Dollars[1]	—	17,558	—	17,558
Time Deposits	—	45,763	—	45,763

Total Investments	—	386,596	—	386,596

Other Financial Instruments[2]	163	32	—	195
Fixed Opportunity Portfolio
Corporate Bonds[1]	—	323,670	—	323,670
Convertible Corporate Bonds[1]	—	1,469	—	1,469
Foreign Bonds[1]	—	8,248	—	8,248
Yankee Dollars[1]	—	19,645	—	19,645
Common/Preferred Stocks and Rights[1]	51	—	—	51
Time Deposits	—	23,162	—	23,162

Total Investments	51	376,194	—	376,245

Short-Term Municipal Portfolio
Municipal Bonds[3]	—	30,182	—	30,182
Money Market Mutual Funds	458	—	—	458

Total Investments	458	30,182	—	30,640

Intermediate Municipal Portfolio
Municipal Bonds[3]	—	509,529	—	509,529
Taxable Municipal Bonds[3]	—	13,683	—	13,683
Corporate Bonds	—	3,544	—	3,544
Time Deposits	—	18,003	—	18,003

Total Investments	—	544,759	—	544,759

[1]	Please see the Portfolio of Investments for industry classification.
[2]

Other Financial Instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options and currency contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument.

[3]	Please see the Portfolio of Investments for State classification.

As of July 1, 2009, there were no Level 3 securities in the Portfolios.

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – September 30, 2009 (Unaudited)

B. Securities Transactions. For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily net asset value determination, portfolio security transactions are reflected no later than in the first calculation on the first business day following trade date.

C. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by government securities (as defined in the 1940 Act) or securities that, at the time the repurchase agreement is entered into, are rated in the highest rating category by two or more NRSROs or the only NRSRO issuing a rating, or if unrated are of comparable quality, provided that the collateral must be an eligible investment for the Portfolio.

D. TBA Purchase Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. The risk is in addition to the risk of decline in the value of a Portfolio’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above.

E. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, and options contracts. The Portfolios have engaged in limited derivative activity. The notional amounts in the Portfolios of Investments are representative of typical volumes.

Forward Currency Contracts — Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to credit risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

Forwards may involve market or credit risk in excess of the amounts reflected on the Portfolios’ Currency Contracts tables. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forwards held at September 30, 2009, are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – September 30, 2009 (Unaudited)

Financial Futures Contracts — Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) as part of their investment strategies, to gain exposure to or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin” are made or received by a Portfolio each day, depending on the daily fluctuations in the value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the Trust’s custodian.

Options Contracts — Purchased Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may purchase put options. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying security. Premiums paid for purchasing put options which expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction.

Options Contracts — Written Options Contracts — Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying security of the written option.

F. Recently Issued Accounting Pronouncements. Effective September 15, 2009, the Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) Topic 105-10-05 which codified all authoritative U.S. generally accepted accounting principles (GAAP) recognized by the FASB to be applied in the preparation of financial statements in conformity with GAAP. Management does not believe that the Codification will materially impact the Portfolios’ financial statements; however, references to former SFAS will be modified in the Portfolios’ prospective shareholder reports.

3. WRITTEN OPTIONS. The Institutional Value Portfolio, Institutional Growth Portfolio and Fixed Income II Portfolio had the following transactions in written call and put options during the period ended September 30, 2009:

Institutional Value Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(11)	$(13)
Options written	(844)	(124)
Options expired	25	98
Options closed	—	—

Options outstanding at September 30, 2009	(830)	$(39)

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (continued) – September 30, 2009 (Unaudited)

Institutional Growth Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(15)	$(17)
Options written	(1,220)	(178)
Options expired	35	138
Options closed	—	—

Options outstanding at September 30, 2009	(1,200)	$(57)

Fixed Income II Portfolio	Number of Contracts	Premiums Received (in thousands)
Options outstanding at June 30, 2009	(426)	$(455)
Options written	—	—
Options expired	220	271
Options closed	206	184

Options outstanding at September 30, 2009	—	$—

4. FEDERAL INCOME TAXES. As of September 30, 2009, the cost, gross unrealized appreciation, gross unrealized (depreciation) and net unrealized appreciation/(depreciation) on securities, for federal income tax purposes, were as follows (amounts in thousands):

Portfolio	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
Value Portfolio	$515,780	$35,730	$(16,427)	$19,303
Institutional Value Portfolio	415,643	43,260	(2,850)	40,410
Growth Portfolio	691,872	119,052	(8,967)	110,085
Institutional Growth Portfolio	620,211	33,456	(19,348)	14,108
Small Cap Portfolio	316,612	43,737	(32,013)	11,724
Institutional Small Cap Portfolio	250,311	18,903	(20,889)	(1,986)
Real Estate Portfolio	97,149	15,147	(30)	15,117
International Portfolio	1,888,868	315,776	(37,702)	278,074
Fixed Income Portfolio	437,030	14,669	(11,648)	3,021
Fixed Income II Portfolio	384,358	8,899	(6,661)	2,238
Fixed Opportunity Portfolio	354,532	23,227	(1,514)	21,713
Short-Term Municipal Portfolio	29,576	1,064	—	1,064
Intermediate Municipal Portfolio	545,110	17,680	(18,031)	(351)

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the difference on investments in passive foreign investment companies, and amortization/accretion.

THE HIRTLE CALLAGHAN TRUST

Notes to Portfolios of Investments (concluded) – September 30, 2009 (Unaudited)

5. SUBSEQUENT EVENTS.

At a special meeting of the Board, held on November 13, 2009, the Board approved a new portfolio management contract (the “New Agreement”) between the Trust and SSgA Funds Management, Inc. (“SSgA FM”) with respect to the International Portfolio.

The New Agreement for the International Portfolio is subject to approval by shareholders at a meeting of shareholders to be held on December 18, 2009. Assuming shareholder approval is obtained, the New Agreement will be executed and become effective as soon as is reasonably practicable following the meeting and SSgA FM will thereafter begin acting as an additional Specialist Manager to the International Portfolio. The New Agreement will not become effective unless it is approved by the shareholders of the International Portfolio.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert J. Zion
Robert J. Zion, Principal Financial Officer

Date November 30, 2009

By (Signature and Title)	/s/ Donald E. Callaghan
Donald E. Callaghan, Principal Executive Officer

Date November 30, 2009